UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock Dynamic High Income Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 8.2%
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (LIBOR USD 3 Month + 2.15%), 4.30%, 10/21/28(a)(b)	USD	500	$499,729
Allegro CLO VI Ltd., Series 2017-2A, Class D, (LIBOR USD 3 Month + 2.75%), 5.20%, 01/17/31(a)(b)		555	546,664
ALM VI Ltd., Series 2012-6A, Class CR3, (LIBOR USD 3 Month + 2.70%), 5.14%, 07/15/26(a)(b)		500	496,797
ALM VII R-2 Ltd., Series 2013-7R2A, Class BR2, (LIBOR USD 3 Month + 2.20%), 4.64%, 10/15/27(a)(b)		250	249,849
ALM XVI Ltd.(a)(b):
Series 2015-16A, Class BR2, (LIBOR USD 3 Month + 1.90%), 4.34%, 07/15/27		500	498,270
Series 2015-16A, Class CR2, (LIBOR USD 3 Month + 2.70%), 5.14%, 07/15/27		1,000	983,157
AMMC CLO 15 Ltd., Series 2014-15A, Class D, (LIBOR USD 3 Month + 4.20%), 6.53%, 12/09/26(a)(b)		1,000	1,006,422
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, (LIBOR USD 3 Month + 2.60%), 5.11%, 01/28/31(a)(b)		250	245,647
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class DR, (LIBOR USD 3 Month + 2.70%), 5.14%, 10/15/27(a)(b)		250	249,667
Apidos CLO XVI, Series 2013-16A, Class CR, (LIBOR USD 3 Month + 3.00%), 5.45%, 01/19/25(a)(b)		250	250,249
Apidos CLO XX, Series 2015-20A, Class CR, (LIBOR USD 3 Month + 2.95%), 5.39%, 07/16/31(a)(b)		500	497,349
Ares XLIV CLO Ltd., Series 2017-44A, Class D, (LIBOR USD 3 Month + 6.55%), 8.99%, 10/15/29(a)(b)		500	506,129
Ares XLV CLO Ltd., Series 2017-45A, Class D, (LIBOR USD 3 Month + 3.05%), 5.49%, 10/15/30(a)(b)		500	500,874
Ares XLVI CLO Ltd., Series 2017-46A, Class SUB, (LIBOR USD 3 Month + 0.00%), 0.00%, 01/15/30(a)(b)		750	679,396
Ares XLVII CLO Ltd.(a)(b):
Series 2018-47A, Class D, (LIBOR USD 3 Month + 2.70%), 5.14%, 04/15/30		500	494,029
Series 2018-47A, Class SUB, (LIBOR USD 3 Month + 0.00%), 0.00%, 04/15/30		500	431,058
Ares XLVIII CLO, Series 2018-48A, Class D, (LIBOR USD 3 Month + 2.70%), 5.04%, 07/20/30(a)(b)		500	493,471
Ares XXVII CLO Ltd.(a)(b):
Series 2013-2A, Class CR, (LIBOR USD 3 Month + 2.40%), 4.91%, 07/28/29		500	502,223
Series 2013-2A, Class DR, (LIBOR USD 3 Month + 3.75%), 6.26%, 07/28/29		500	506,492
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class C, (LIBOR USD 3 Month + 2.90%), 5.21%, 05/15/30(a)(b)		500	494,043
Ares XXXVR CLO Ltd., Series 2015-35RA, Class D, (LIBOR USD 3 Month + 3.00%), 5.34%, 07/15/30(a)(b)		500	502,501
Atlas Senior Loan Fund X Ltd., Series 2018-10A, Class D, (LIBOR USD 3 Month + 2.75%), 5.19%, 01/15/31(a)(b)		550	541,725
Atrium XI, Series 11A, Class DR, (LIBOR USD 3 Month + 3.15%), 5.63%, 10/23/25(a)(b)		1,000	1,000,730
Atrium XIV LLC, Series 14A, Class C, (LIBOR USD 3 Month + 1.95%), 4.26%, 08/23/30(a)(b)		250	248,608
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2, (LIBOR USD 1 Month + 1.73%), 4.01%, 04/25/34(a)		130	134,979

Security		Par (000)	Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XII Ltd.(a)(b):
Series 2017-12A, Class C, (LIBOR USD 3 Month + 3.05%), 5.49%, 10/15/30	USD	500	$500,348
Series 2017-12A, Class D, (LIBOR USD 3 Month + 6.41%), 8.85%, 10/15/30		500	504,485
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2013-1A, Class CR, (LIBOR USD 3 Month + 3.35%), 5.67%, 08/14/30		500	502,566
Series 2013-4A, Class DRR, (LIBOR USD 3 Month + 2.65%), 5.09%, 01/15/31		450	441,727
Series 2015-1A, Class DR, (LIBOR USD 3 Month + 3.00%), 5.47%, 04/20/27		475	475,102
Series 2015-1A, Class E1, (LIBOR USD 3 Month + 5.30%), 7.77%, 04/20/27		1,500	1,509,469
Series 2015-4A, Class SBB1, (LIBOR USD 3 Month + 8.50%), 10.97%, 10/20/27		359	346,778
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.85%), 4.32%, 04/20/27		250	248,232
Carlyle US CLO Ltd., Series 2016-4A, Class BR, (LIBOR USD 3 Month + 2.10%), 4.57%, 10/20/27(a)(b)		250	249,860
Carrington Mortgage Loan Trust(a):
Series 2006-NC3, Class A4, (LIBOR USD 1 Month + 0.24%), 2.52%, 08/25/36		300	227,710
Series 2006-NC5, Class A3, (LIBOR USD 1 Month + 0.15%), 2.43%, 01/25/37		240	187,402
Catskill Park CLO Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.70%), 6.17%, 04/20/29(a)(b)		250	251,762
CBAM Ltd., Series 2017-3A, Class E1, (LIBOR USD 3 Month + 6.50%), 8.95%, 10/17/29(a)(b)		500	504,953
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, (LIBOR USD 3 Month + 3.65%), 6.13%, 07/23/30(a)(b)		500	502,661
Cedar Funding IX CLO Ltd., Series 2018-9A, Class SUB, 0.00%, 04/20/31(b)(c)		1,000	876,626
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class E, (LIBOR USD 3 Month + 6.35%), 8.80%, 10/17/30(a)(b)		525	529,439
Cent CLO 17 Ltd., Series C17A, Class CR, (LIBOR USD 3 Month + 2.80%), 5.10%, 04/30/31(a)(b)		500	497,579
CIFC Funding Ltd.(a)(b):
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 3.20%), 5.66%, 10/17/30(d)		400	400,000
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.50%), 5.97%, 04/23/29		500	502,760
Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.65%), 5.09%, 04/18/31		500	492,370
Series 2018-4A, Class D, (LIBOR USD 3 Month + 5.90%), 8.33%, 10/17/31		500	492,225
Conseco Finance Corp., Series 1998-8, Class A1, 6.28%, 09/01/30		398	422,958
CSMC Trust, Series 2018-RPL8, Class A1, 4.13%, 07/25/58(b)		337	334,653
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, (LIBOR USD 1 Month + 0.15%), 2.43%, 10/15/36(a)		167	156,714
Dewolf Park CLO Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.20%), 8.64%, 10/15/30(a)(b)		500	504,417
Dryden 37 Senior Loan Fund, Series 2015-37A, Class ER, (LIBOR USD 3 Month + 5.15%), 7.59%, 01/15/31(a)(b)		368	355,728

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden 50 Senior Loan Fund, Series 2017-50A, Class SUB, 0.00%, 07/15/30(b)(c)	USD	1,000	$808,466
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1LR, (LIBOR USD 3 Month + 3.15%), 5.46%, 08/15/30(a)(b)		500	501,730
Fillmore Park CLO Ltd., Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.90%), 5.15%, 07/15/30(a)(b)		250	247,639
First Franklin Mortgage Loan Trust, Series 2006-FF9, Class 2A4, (LIBOR USD 1 Month + 0.25%), 2.53%, 06/25/36(a)		1,750	1,531,335
Galaxy XVIII CLO Ltd., Series 2018-28A, Class D, (LIBOR USD 3 Month + 3.00%), 5.34%, 07/15/31(a)(b)		250	247,874
Galaxy XXVI CLO Ltd., Series 2018-26A, Class E, (LIBOR USD 3 Month + 5.85%), 0.00%, 11/22/31(a)(b)		500	495,000
Gilbert Park CLO Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.40%), 8.84%, 10/15/30(a)(b)		500	505,387
Greenwood Park CLO Ltd.(a)(b):
Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.50%), 4.94%, 04/15/31		650	635,577
Series 2018-1A, Class E, (LIBOR USD 3 Month + 4.95%), 7.39%, 04/15/31		270	260,085
Highbridge Loan Management Ltd.(a)(b):
Series 12A-18, Class B, (LIBOR USD 3 Month + 1.85%), 4.22%, 07/18/31		500	495,186
Series 2013-2A, Class DR, (LIBOR USD 3 Month + 6.60%), 9.07%, 10/20/29		500	505,538
Invitation Homes Trust(a)(b):
Series 2018-SFR3, Class A, (LIBOR USD 1 Month + 1.00%), 3.29%, 07/17/37		699	698,138
Series 2018-SFR3, Class E, (LIBOR USD 1 Month + 2.00%), 4.29%, 07/17/37		700	702,403
Series 2018-SFR4, Class A, (LIBOR USD 1 Month + 1.10%), 3.35%, 01/17/38		284	284,000
Jay Park CLO Ltd., Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.65%), 5.18%, 10/20/27(a)(b)		250	250,000
LCM XIV LP, Series 14A, Class BR, (LIBOR USD 3 Month + 1.58%), 4.05%, 07/20/31(a)(b)		500	498,642
LCM XXIV Ltd., Series 24A, Class C, (LIBOR USD 3 Month + 2.25%), 4.72%, 03/20/30(a)(b)		500	499,615
Long Beach Mortgage Loan Trust(a):
Series 2006-3, Class 2A3, (LIBOR USD 1 Month + 0.18%), 2.46%, 05/25/46		293	123,701
Series 2006-3, Class 2A4, (LIBOR USD 1 Month + 0.27%), 2.55%, 05/25/46		267	113,631
Series 2006-4, Class 1A, (LIBOR USD 1 Month + 0.15%), 2.43%, 05/25/36		523	355,135
Madison Park Funding XVI Ltd., Series 2015-16A, Class D, (LIBOR USD 3 Month + 5.50%), 7.97%, 04/20/26(a)(b)		500	501,219
Madison Park Funding XXVII Ltd., Series 2018-27A, Class C, (LIBOR USD 3 Month + 2.60%), 5.07%, 04/20/30(a)(b)		500	492,498
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4, (LIBOR USD 1 Month + 0.28%), 2.56%, 05/25/37(a)		650	546,672
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR, (LIBOR USD 3 Month + 4.25%), 6.57%, 11/14/27(a)(b)		250	250,888

Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class CR, (LIBOR USD 3 Month + 1.60%), 4.07%, 04/20/27(a)(b)	USD	1,490	$1,477,772
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class D, (LIBOR USD 3 Month + 3.25%), 5.69%, 10/18/29(a)(b)		500	501,394
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class DR, (LIBOR USD 3 Month + 2.90%), 5.38%, 07/23/30(a)(b)		650	646,749
Oakwood Mortgage Investors, Inc., Series 1998-D, Class M1, 7.42%, 01/15/29(b)		422	427,909
OCT26_16(a):
Series 2016-1, Class AR, (LIBOR USD 3 Month + 2.85%), 5.29%, 04/20/31		500	500,094
Series 2016-1, Class AR, (LIBOR USD 3 Month + 5.40%), 7.84%, 04/20/31		750	737,768
Octagon Investment Partners 31 LLC, Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.30%), 8.77%, 07/20/30(a)(b)		250	252,512
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.20%), 8.64%, 07/15/29(a)(b)		500	503,929
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.75%), 5.22%, 01/20/31(a)(b)		500	497,502
Octagon Investment Partners 35 Ltd., Series 2018-1A, Class C, (LIBOR USD 3 Month + 2.60%), 5.07%, 01/20/31(a)(b)		400	394,068
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 4.19%, 07/17/30(a)(b)		250	247,507
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class DR2, (LIBOR USD 3 Month + 2.50%), 4.99%, 01/25/31(a)(b)		500	497,494
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 2.75%), 5.22%, 01/22/30(a)(b)		500	495,300
OZLM Funding Ltd., Series 2012-1A, Class CR2, (LIBOR USD 3 Month + 3.60%), 6.07%, 07/23/29(a)(b)		1,000	1,007,196
OZLM XI Ltd., Series 2015-11A, Class CR, (LIBOR USD 3 Month + 3.60%), 6.12%, 10/30/30(a)(b)		500	503,996
OZLM XIX Ltd., Series 2017-19A, Class C, (LIBOR USD 3 Month + 3.10%), 5.54%, 11/22/30(a)(b)		250	250,673
Palmer Square CLO Ltd.(a)(b):
Series 2013-2A, Class BRR, (LIBOR USD 3 Month + 2.20%), 4.65%, 10/17/31(d)		300	300,000
Series 2013-2A, Class CRR, (LIBOR USD 3 Month + 3.20%), 5.65%, 10/17/31(d)		250	250,000
Series 2013-2A, Class DRR, (LIBOR USD 3 Month + 5.85%), 8.30%, 10/17/31(d)		250	247,475
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 3.50%), 5.81%, 05/21/29		500	503,205
Series 2018-1A, Class C, (LIBOR USD 3 Month + 2.50%), 4.94%, 04/18/31		500	487,272
Series 2018-1A, Class D, (LIBOR USD 3 Month + 5.15%), 7.59%, 04/18/31		500	495,619
Progress Residential Trust(b):
Series 2015-SFR3, Class F, 6.64%, 11/12/32		500	515,373
Series 2017-SFR2, Class F, 4.84%, 12/17/34		1,500	1,489,233
Series 2018-SFR2, Class F, 4.95%, 08/17/35		500	492,622
Series 2018-SFR3, Class F, 5.37%, 10/17/35		576	577,566

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.(a)(b):
Series 2018-1A, Class D, (LIBOR USD 3 Month + 3.00%), 5.26%, 05/20/31	USD	250	$248,401
Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.20%), 4.63%, 10/20/31		300	296,988
Series 2018-2A, Class E, (LIBOR USD 3 Month + 6.00%), 8.43%, 10/20/31		300	292,892
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR USD 3 Month + 2.25%), 4.68%, 10/15/31(a)(b)(d)		250	249,975
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.60%), 5.04%, 01/15/30(a)(b)		650	642,326
TICP CLO VI Ltd., Series 2016-5A, Class ER, (LIBOR USD 3 Month + 5.75%), 8.20%, 07/17/31(a)(b)		500	491,391
TICP CLO XI Ltd.(a)(b):
Series 2018-11A, Class C, (LIBOR USD 3 Month + 2.15%), 4.59%, 10/20/31		300	299,655
Series 2018-11A, Class D, (LIBOR USD 3 Month + 3.05%), 5.49%, 10/20/31		300	299,873
Series 2018-11A, Class E, (LIBOR USD 3 Month + 6.00%), 8.44%, 10/20/31		300	299,853
Treman Park CLO Ltd., Series 2015-1A, Class DRR, (LIBOR USD 3 Month + 2.65%), 0.00%, 10/20/28(a)(b)		300	300,000
Voya CLO Ltd.(a)(b):
Series 2014-4A, Class BR2, (LIBOR USD 3 Month + 2.09%), 4.53%, 07/14/31		250	248,884
Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.33%), 5.78%, 04/17/30		250	251,197
Westcott Park CLO Ltd., Series 2016-1A, Class E, (LIBOR USD 3 Month + 7.20%), 9.67%, 07/20/28(a)(b)		500	505,810
York CLO-1 Ltd.(a)(b):
Series 2014-1A, Class CRR, (LIBOR USD 3 Month + 2.10%), 4.27%, 10/22/29		250	249,999
Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 3.01%), 5.18%, 10/22/29		270	269,692
York CLO-2 Ltd., Series 2015-1A, Class ER, (LIBOR USD 3 Month + 5.65%), 8.12%, 01/22/31(a)(b)		250	248,589
York CLO-3 Ltd.(a)(b):
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 3.60%), 6.07%, 10/20/29		500	502,881
Series 2016-1A, Class ER, (LIBOR USD 3 Month + 6.40%), 8.87%, 10/20/29		500	504,575
York CLO-4 Ltd., Series 2016-2A, Class D, (LIBOR USD 3 Month + 4.10%), 6.57%, 01/20/30(a)(b)		500	506,536

Total Asset-Backed Securities — 8.2% (Cost: $57,162,561)			57,138,686

		Shares
Common Stocks — 8.8%

Equity Real Estate Investment Trusts (REITs) — 4.5%
Alexandria Real Estate Equities, Inc.		8,889	1,086,502
Ascendas REIT		468,828	853,685
Assura plc		1,809,404	1,208,546
AvalonBay Communities, Inc.		8,210	1,439,870
Boston Properties, Inc.		12,766	1,541,622
British Land Co. plc (The)		109,065	823,695
Community Healthcare Trust, Inc.		8,477	251,936
CyrusOne, Inc.		19,030	1,012,967
EPR Properties(e)		25,376	1,744,346

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc.	2,694	$1,020,326
Frasers Logistics & Industrial Trust	466,342	343,355
Highwoods Properties, Inc.	28,690	1,223,342
Ichigo Office REIT Investment	446	366,095
Invincible Investment Corp.	1,569	649,878
Japan Rental Housing Investments, Inc.	1,122	880,613
Kenedix Office Investment Corp.	169	1,047,282
Kenedix Retail REIT Corp.	313	665,527
Link REIT	74,000	657,645
National Storage REIT	942,727	1,139,070
Prologis, Inc.	21,948	1,414,988
PRS REIT plc (The)(f)	239,664	309,402
Ramco-Gershenson Properties Trust(e)	90,771	1,205,439
RioCan REIT	87,719	1,599,192
Sabra Health Care REIT, Inc.	24,047	520,618
Scentre Group	424,321	1,195,423
Secure Income REIT plc(e)	95,167	459,808
Simon Property Group, Inc.	7,160	1,314,003
Spirit Realty Capital, Inc.	107,574	841,229
Takara Leben Real Estate Investment Corp.(f)	451	350,351
Target Healthcare REIT Ltd.	408,247	571,394
Tritax Big Box REIT plc	549,308	1,002,849
Unibail-Rodamco-Westfield(d)	4,192	758,581
Unibail-Rodamco-Westfield	4,254	769,800
VEREIT, Inc.	62,021	454,614
VICI Properties, Inc.	33,353	720,091

		31,444,084
IT Services — 0.0%
GDS Holdings Ltd., ADR(e)(f)	11,014	258,499

Oil, Gas & Consumable Fuels — 4.0%
Andeavor Logistics LP	11,325	453,679
Antero Midstream Partners LP	27,163	818,964
BP Midstream Partners LP	26,751	488,206
Delek Logistics Partners LP	4,521	142,864
Energy Transfer LP	237,169	3,685,606
EnLink Midstream Partners LP	23,311	353,395
Enterprise Products Partners LP	134,154	3,598,010
EQT Midstream Partners LP	23,105	1,060,751
Genesis Energy LP	50,659	1,120,070
Kinder Morgan, Inc.	31,518	536,436
Magellan Midstream Partners LP	45,440	2,802,739
MPLX LP	95,450	3,208,075
ONEOK, Inc.	18,136	1,189,722
Phillips 66 Partners LP	9,348	457,211
Plains All American Pipeline LP	126,191	2,747,178
Shell Midstream Partners LP	38,298	782,811
Tallgrass Energy LP	38,774	843,722
Targa Resources Corp.	15,948	824,033
Valero Energy Partners LP	9,817	412,118
Western Gas Partners LP	32,273	1,276,720
Williams Cos., Inc. (The)	26,901	654,501

		27,456,811
Real Estate Management & Development — 0.3%
Entra ASA(b)	40,186	543,771
Vonovia SE	28,126	1,285,260

		1,829,031
Total Common Stocks — 8.8% (Cost: $65,118,904)		60,988,425

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Corporate Bonds — 15.5%

Airlines — 0.2%
Avianca Holdings SA, 8.38%, 05/10/20	USD	400	$398,500
Gol Finance, Inc., 7.00%, 01/31/25(b)		694	601,230
Latam Finance Ltd., 6.88%, 04/11/24(b)		489	474,330

			1,474,060
Auto Components — 0.0%
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%(a)(g)		200	182,650

Banks — 6.1%
Al Ahli Bank of Kuwait KSCP, (USD Swap Semi 5 Year + 4.17%), 7.25%(a)(g)		200	199,500
Australia & New Zealand Banking Group Ltd., (USD Swap Rate 5 Year + 5.17%), 6.75%(a)(b)(g)		320	328,400
Barclays plc, (USD Swap Semi 5 Year + 6.77%), 7.88%(a)(g)		3,184	3,279,520
BNP Paribas SA(a)(b)(g):
(USD Swap Semi 5 Year + 6.31%), 7.63%		704	731,280
(USD Swap Semi 5 Year + 4.92%), 6.75%		3,700	3,741,625
(USD Swap Semi 5 Year + 2.84%), 5.13%		700	616,875
Busan Bank Co. Ltd., 3.63%, 07/25/26		200	181,720
Credit Agricole SA(a)(b)(g):
(USD Swap Semi 5 Year + 4.90%), 7.88%		350	361,813
(USD Swap Semi 5 Year + 6.19%), 8.13%		2,575	2,761,857
Danske Bank A/S(a)(g):
(USD Swap Semi 7 Year + 3.90%), 6.13%		449	401,294
(US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.13%), 7.00%		1,200	1,108,500
Gilex Holding SARL, 8.50%, 05/02/23(b)		183	185,747
HSBC Holdings plc(a)(g):
(USD Swap Rate 5 Year + 5.51%), 6.87%		581	602,061
(USD Swap Rate 5 Year + 4.37%), 6.38%		2,825	2,743,781
(USD Swap Rate 5 Year + 3.75%), 6.00%		2,137	1,966,040
(USD Swap Rate 5 Year + 3.61%), 6.50%		520	488,150
JPMorgan Chase & Co.(a):
Series U, (LIBOR USD 3 Month + 0.95%), 3.30%, 02/02/37		365	318,006
Series W, (LIBOR USD 3 Month + 1.00%), 3.31%, 05/15/47		1,592	1,367,130
Lloyds Banking Group plc, (USD Swap Semi 5 Year + 4.50%), 7.50%(a)(g)		2,360	2,371,800
Macquarie Bank Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%(a)(b)(g)		1,704	1,529,340
Royal Bank of Scotland Group plc, (USD Swap Semi 5 Year + 7.60%), 8.63%(a)(g)		2,186	2,298,033
Santander UK plc, 5.00%, 11/07/23(b)		400	400,974
Shinhan Financial Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.05%), 5.87%(a)(g)		200	198,700
Societe Generale SA(a)(b)(g):
(USD Swap Semi 5 Year + 4.07%), 6.00%		1,800	1,770,786
(USD Swap Semi 5 Year + 6.24%), 7.38%		901	913,389
(USD Swap Rate 5 Year + 5.87%), 8.00%		2,325	2,359,875
(USD Swap Semi 5 Year + 3.93%), 6.75%		775	683,937
Standard Chartered plc, (USD Swap Semi 5 Year + 6.30%), 7.50%(a)(b)(g)		1,560	1,577,550
UBS Group Funding AG(a)(g):
(USD Swap Rate 5 Year + 5.50%), 6.87%		2,200	2,237,954
(USD Swap Semi 5 Year + 4.87%), 7.00%		402	418,583
(USD Swap Semi 5 Year + 4.59%), 6.87%		240	237,000

Security		Par (000)	Value
Banks (continued)
United Overseas Bank Ltd., (USD Swap Semi 5 Year + 1.79%), 3.88%(a)(g)	USD	200	$184,850
Westpac Banking Corp., (USD Swap Rate 5 Year + 2.89%), 5.00%(a)(g)		3,480	3,044,679
Wing Lung Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 3.75%, 11/22/27(a)		200	189,122
Woori Bank:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 5.25%(a)(g)		400	389,100
5.13%, 08/06/28		200	199,182
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/23		200	184,802

			42,572,955
Beverages — 0.1%
Central American Bottling Corp., 5.75%, 01/31/27(b)		463	456,055

Capital Markets — 1.9%
CCTI Ltd., 3.63%, 08/08/22		200	188,450
China Cinda Finance Ltd., 4.25%, 04/23/25		450	431,436
Credit Suisse AG, 6.50%, 08/08/23(b)		200	211,277
Credit Suisse Group AG(a)(b)(g):
(USD Swap Semi 5 Year + 4.60%), 7.50%		3,075	3,128,812
(USD Swap Semi 5 Year + 4.60%), 7.50%		875	911,015
(USD Swap Semi 5 Year + 3.46%), 6.25%		1,528	1,486,921
(USD Swap Semi 5 Year + 4.33%), 7.25%		1,200	1,186,500
Deutsche Bank AG, (USD Swap Semi 5 Year + 2.25%), 4.30%, 05/24/28(a)		811	731,055
Guojing Capital BVI Ltd., 3.95%, 12/11/22		200	189,017
Huarong Finance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.98%), 4.00%(a)(g)		200	178,402
Huarong Finance II Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.71%), 2.88%(a)(g)		400	358,162
Huarong Universe Investment Holding Ltd., 1.63%, 12/05/22	EUR	125	136,893
Hubei Science & Technology Investment Group Hong Kong Ltd., 4.38%, 03/05/21	USD	200	192,735
Macquarie Group Ltd., (LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/23(a)		98	93,394
State Street Corp.(a):
Series H, (LIBOR USD 3 Month + 2.54%), 5.63%(g)		925	919,219
(LIBOR USD 3 Month + 1.00%), 3.33%, 06/15/47		3,396	2,982,231

			13,325,519
Chemicals — 0.4%
CNAC HK Finbridge Co. Ltd.:
4.13%, 03/14/21		200	198,976
4.63%, 03/14/23		200	199,327
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		218	218,545
Cydsa SAB de CV, 6.25%, 10/04/27(b)		607	563,751
Fufeng Group Ltd., 5.88%, 08/28/21		400	399,529
Mexichem SAB de CV, 5.50%, 01/15/48(b)		253	222,640
Pearl Holding III Ltd., 9.50%, 12/11/22		200	171,065
Petkim Petrokimya Holding A/S, 5.88%, 01/26/23(b)		264	241,560
Rock International Investment, Inc., 6.63%, 03/27/20		200	158,052
UPL Corp. Ltd., 4.50%, 03/08/28		400	358,250
Yingde Gases Investment Ltd., 7.25%, 02/28/20		200	200,278

			2,931,973
Construction & Engineering — 0.3%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(b)		690	648,600

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Construction & Engineering (continued)
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)	USD	800	$804,000
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(a)(g)		200	187,854
Zhaohai Investment BVI Ltd., 4.00%, 07/23/20		200	191,872
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21		200	198,979

			2,031,305
Consumer Finance — 0.2%
CDBL Funding 1, 3.50%, 10/24/27		200	177,017
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(b)		200	195,196
Docuformas SAPI de CV, 9.25%, 10/11/22(b)		200	179,000
General Motors Financial Co., Inc., Series B, (LIBOR USD 3 Month + 3.44%), 6.50%(a)(g)		250	235,000
Hyundai Capital Services, Inc., 3.00%, 08/29/22		200	191,364
ICBCIL Finance Co. Ltd., 3.38%, 04/05/22		215	208,351
King Talent Management Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 5.60%(a)(g)		200	180,111
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		200	190,231
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%), 52.29%, 04/11/22(a)(b)		302	102,683

			1,658,953
Distributors — 0.1%
Hongkong Xiangyu Investment Co. Ltd., 4.50%, 01/30/23		200	180,739
Tewoo Group No. 5 Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.37%), 5.80%(a)(g)		200	167,706

			348,445
Diversified Financial Services — 0.0%
Far East Horizon Ltd., (LIBOR USD 3 Month + 2.00%), 4.40%, 07/03/21(a)		200	199,383

Diversified Telecommunication Services — 0.2%
Axtel SAB de CV, 6.38%, 11/14/24(b)		741	707,655
Oi SA, 8.00% ( 8.00% Cash or 4.00% PIK), 07/27/25(h)		399	415,049

			1,122,704
Electric Utilities — 0.7%
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)		551	539,260
Emera, Inc., Series 16-A, (LIBOR USD 3 Month + 5.44%), 6.75%, 06/15/76(a)		875	910,000
Energuate Trust, 5.88%, 05/03/27(b)		400	377,500
Generacion Mediterranea SA, 9.63%, 07/27/23(b)		301	255,880
Genneia SA, 8.75%, 01/20/22(b)		1,039	964,971
Greenko Investment Co., 4.88%, 08/16/23		400	357,500
Huachen Energy Co. Ltd., 6.63%, 05/18/20		400	271,200
Southern Co. (The), Series B, (LIBOR USD 3 Month + 3.63%), 5.50%, 03/15/57(a)		175	174,358
Stoneway Capital Corp., 10.00%, 03/01/27(b)		1,096	1,021,693

			4,872,362
Energy Equipment & Services — 0.0%
Oil and Gas Holding Co. BSCC (The), 7.63%, 11/07/24		200	200,000

Entertainment — 0.3%
Viacom, Inc.(a):
(LIBOR USD 3 Month + 3.90%), 5.88%, 02/28/57		1,583	1,520,868
(LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/57		192	183,742

			1,704,610

Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) — 0.1%
Trust F/1401, 6.95%, 01/30/44	USD	600	$595,500

Food Products — 0.3%(b)
Arcor SAIC, 6.00%, 07/06/23		392	382,200
Grupo Bimbo SAB de CV, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.28%), 5.95%(a)(g)		600	591,000
MARB BondCo plc, 6.88%, 01/19/25		899	843,667
Minerva Luxembourg SA, 6.50%, 09/20/26		400	367,560

			2,184,427
Gas Utilities — 0.0%
ENN Energy Holdings Ltd., 3.25%, 07/24/22		200	191,393

Hotels, Restaurants & Leisure — 0.3%
Gohl Capital Ltd., 4.25%, 01/24/27		255	238,900
Grupo Posadas SAB de CV, 7.88%, 06/30/22(b)		773	776,865
Sands China Ltd., 5.40%, 08/08/28		200	191,069
Studio City Co. Ltd., 7.25%, 11/30/21		200	205,000
Studio City Finance Ltd., 8.50%, 12/01/20		250	249,340

			1,661,174
Household Durables — 0.1%
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)		337	326,890

Independent Power and Renewable Electricity Producers — 0.0%
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35		225	211,500

Insurance — 0.3%
Ambac Assurance Corp., 5.10%, 06/07/20(b)		4	4,829
Ambac LSNI LLC, (LIBOR USD 3 Month + 5.00%), 7.40%, 02/12/23(a)(b)		16	15,835
Asahi Mutual Life Insurance Co., (USD Swap Semi 5 Year + 4.59%), 6.50%(a)(g)		200	195,005
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22		200	189,564
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(a)(g)		200	181,543
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/09/47(a)		200	177,791
KDB Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 7.50%, 05/21/48(a)		200	192,098
Liberty Mutual Group, Inc.(b):
(LIBOR USD 3 Month + 2.91%), 5.24%, 03/15/37(a)		125	120,625
7.80%, 03/15/37		625	715,625
Nationwide Financial Services, Inc., 6.75%, 05/15/37		175	187,250
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		400	340,600

			2,320,765
Internet & Direct Marketing Retail — 0.1%
JD.com, Inc., 3.88%, 04/29/26		500	444,805

Media — 0.1%
Cablevision SA, 6.50%, 06/15/21(b)		398	389,045

Metals & Mining — 0.4%
Bukit Makmur Mandiri Utama PT, 7.75%, 02/13/22		425	428,052
Chalco Hong Kong Investment Co. Ltd., 4.88%, 09/07/21		200	200,102
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22		200	190,306
Energy Resources LLC, 8.00%, 09/30/22(i)		234	222,415
HBIS Group Hong Kong Co. Ltd., 4.25%, 04/07/20		200	195,639

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Metals & Mining (continued)
JSW Steel Ltd., 5.25%, 04/13/22	USD	400	$387,500
Largo Resources Ltd., 9.25%, 06/01/21(b)		46	48,070
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27		250	223,578
Nexa Resources SA, 5.38%, 05/04/27(b)		443	429,156
Shandong Iron and Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		200	188,000
Vale Overseas Ltd., 6.25%, 08/10/26		273	291,774
Vedanta Resources plc, 7.13%, 05/31/23		200	187,582

			2,992,174
Multi-Utilities — 0.0%
Abu Dhabi National Energy Co. PJSC, 3.63%, 01/12/23		200	195,000

Oil, Gas & Consumable Fuels — 1.6%
ABM Investama Tbk. PT, 7.13%, 08/01/22		200	180,750
BPRL International Singapore Pte. Ltd., 4.38%, 01/18/27		275	252,842
Buckeye Partners LP, (LIBOR USD 3 Month + 4.02%), 6.38%, 01/22/78(a)		275	251,785
Enbridge, Inc.(a):
Series 16-A, (LIBOR USD 3 Month + 3.89%), 6.00%, 01/15/77		2,400	2,243,895
(LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78		1,415	1,324,037
Eterna Capital Pte. Ltd., Series B, 0.00% ( 0.00% Cash or 8.00% PIK), 12/11/22(h)		255	236,650
Frontera Energy Corp., 9.70%, 06/25/23(b)		588	617,400
Geopark Ltd., 6.50%, 09/21/24(b)		757	753,215
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25(b)		200	191,000
Greenko Dutch BV, 5.25%, 07/24/24		200	180,267
Medco Straits Services Pte. Ltd., 8.50%, 08/17/22		200	202,665
Petrobras Global Finance BV:
6.13%, 01/17/22		142	147,119
5.30%, 01/27/25		326	310,026
8.75%, 05/23/26		515	571,573
6.00%, 01/27/28		513	485,683
PTTEP Treasury Center Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 4.60%(a)(g)		200	192,000
Santos Finance Ltd., 4.13%, 09/14/27		200	183,373
Transcanada Trust, Series 16-A, (LIBOR USD 3 Month + 4.64%), 5.87%, 08/15/76(a)		2,071	2,038,692
Yancoal International Resources Development Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.30%), 5.75%(a)(g)		200	197,938
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		200	193,257

			10,754,167
Paper & Forest Products — 0.1%
Suzano Austria GmbH, 6.00%, 01/15/29(b)		689	700,196

Real Estate Management & Development — 1.4%
Agile Group Holdings Ltd.:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.46%), 10.22%(a)(g)		300	297,750
8.50%, 07/18/21		200	194,973
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%(a)(g)		200	174,510
APL Realty Holdings Pte. Ltd., 5.95%, 06/02/24		200	140,000
Caiyun International Investment Ltd., 3.13%, 07/12/19		200	192,060
Central China Real Estate Ltd., 6.88%, 10/23/20		200	193,000
China Aoyuan Property Group Ltd.:
7.50%, 05/10/21		200	187,000

Security		Par (000)	Value
Real Estate Management & Development (continued)
Caiyun International Investment Ltd. (continued)
7.95%, 09/07/21	USD	200	$192,201
China Evergrande Group, 8.75%, 06/28/25		200	156,750
China SCE Group Holdings Ltd., 7.45%, 04/17/21		200	186,293
CIFI Holdings Group Co. Ltd.:
6.38%, 05/02/20		400	382,000
5.50%, 01/23/22		400	345,106
Country Garden Holdings Co. Ltd.:
7.13%, 01/27/22		200	187,000
8.00%, 01/27/24		200	184,489
Easy Tactic Ltd., 8.88%, 09/27/21		200	194,592
Excel Capital Global Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 9.34%), 7.00%(a)(g)		200	198,500
Fantasia Holdings Group Co. Ltd., 8.38%, 03/08/21		200	148,000
Future Land Development Holdings Ltd., 6.50%, 09/12/20		200	191,750
Global Prime Capital Pte. Ltd., 7.25%, 04/26/21		200	197,334
Golden Wheel Tiandi Holdings Co. Ltd., 7.00%, 01/18/21		200	174,925
Greenland Global Investment Ltd., (LIBOR USD 3 Month + 4.85%), 7.22%, 09/26/21(a)		200	192,000
Jababeka International BV, 6.50%, 10/05/23		400	319,698
JGC Ventures Pte. Ltd., 10.75%, 08/30/21		200	202,926
Jingrui Holdings Ltd., 9.45%, 04/23/21		200	187,433
Kaisa Group Holdings Ltd.:
7.25%, 06/30/20		200	166,787
8.50%, 06/30/22		200	140,967
9.38%, 06/30/24		200	129,661
KWG Group Holdings Ltd., 8.98%, 01/14/19		300	300,375
Modernland Overseas Pte. Ltd., 6.95%, 04/13/24		400	325,460
New Metro Global Ltd., 6.50%, 04/23/21		400	376,058
Overseas Chinese Town Asia Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%(a)(g)		200	191,950
Poly Real Estate Finance Ltd., 4.75%, 09/17/23		200	193,931
Powerlong Real Estate Holdings Ltd.:
5.95%, 07/19/20		500	460,000
6.95%, 04/17/21		200	179,000
Redco Group, 6.38%, 02/27/19		200	195,500
Scenery Journey Ltd., 11.00%, 11/06/20		200	200,000
Sun Hung Kai Properties Capital Market Ltd., 4.45%(g)		200	168,807
Sunac China Holdings Ltd., 6.88%, 08/08/20		200	188,957
Times China Holdings Ltd.:
6.25%, 01/23/20		200	193,500
6.25%, 01/17/21		200	182,947
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27		200	174,250
VLL International, Inc., 5.75%, 11/28/24		200	183,750
Yanlord Land HK Co. Ltd., 6.75%, 04/23/23		400	383,500
Yuzhou Properties Co. Ltd., 7.90%, 05/11/21		200	190,241
Zhenro Properties Group Ltd., 12.50%, 01/02/21		200	194,480

			9,740,411
Road & Rail — 0.1%
Pacific National Finance Pty Ltd., 4.75%, 03/22/28		200	189,616
Rumo Luxembourg SARL, 7.38%, 02/09/24(b)		600	620,250

			809,866
Semiconductors & Semiconductor Equipment — 0.0%
Global A&T Electronics Ltd., 8.50%, 01/12/23		200	190,021

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Specialty Retail — 0.0%
Baoxin Auto Finance I Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.91%), 5.63%(a)(g)	USD	200	$166,250

Textiles, Apparel & Luxury Goods — 0.0%
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		200	155,912

Transportation Infrastructure — 0.1%
HPHT Finance 17 Ltd., 2.75%, 09/11/22		200	188,767
Royal Capital BV, 5.88%(g)		200	185,987

			374,754
Wireless Telecommunication Services — 0.0%
SoftBank Group Corp., (USD Swap Rate 5 Year + 4.85%), 6.87%(a)(g)		300	259,725

Total Corporate Bonds — 15.5% (Cost: $112,565,075)			107,744,949

Equity-Linked Notes — 21.7%

Aerospace & Defense — 0.9%
Goldman Sachs International (Raytheon Co.):
15.53%, 12/05/18		11	1,985,387
12.00%, 01/28/19		11	2,010,853
Merrill Lynch International & Co. (Boeing Co. (The)), 16.51%, 01/28/19		6	1,994,354

			5,990,594
Air Freight & Logistics — 0.3%
Citigroup, Inc. (FedEx Corp.), 13.03%, 12/12/18(b)		9	1,894,434

Airlines — 0.3%
Merrill Lynch International & Co. (United Continental Holdings, Inc.), 14.46%, 01/14/19		21	1,847,807

Auto Components — 0.3%
Canadian Imperial Bank of Commerce (Continental AG), 11.88%, 11/05/18	EUR	11	1,845,707

Automobiles — 0.5%
Canadian Imperial Bank of Commerce (Renault SA):
15.94%, 11/02/18		12	876,066
15.20%, 11/05/18		12	877,217
HSBC Holdings plc (Bayerische Motoren Werke AG):
7.51%, 11/01/18	USD	9	783,308
7.70%, 11/02/18	EUR	9	782,372

			3,318,963
Banks — 1.8%
BNP Paribas SA (BB&T Corp.), 12.46%, 01/15/19(b)	USD	41	2,004,112
BNP Paribas SA (Comerica, Inc.), 15.54%, 01/08/19(b)		23	1,887,430
Credit Suisse AG (Citigroup, Inc.), 19.45%, 11/28/18		27	1,796,668
Credit Suisse AG (First Republic Bank), 13.65%, 11/28/18		16	1,477,528
Credit Suisse AG (JPMorgan Chase & Co.), 12.45%, 11/28/18		18	1,902,720
Credit Suisse AG (Wells Fargo & Co.), 18.65%, 11/28/18		36	1,917,316
Merrill Lynch International & Co. (US Bancorp), 11.20%, 01/14/19		36	1,889,191

			12,874,965
Capital Markets — 0.8%
BNP Paribas SA (Goldman Sachs Group, Inc. (The)), 12.47%, 01/08/19(b)		9	1,941,721

Security		Par (000)	Value
Capital Markets (continued)
BNP Paribas SA (Morgan Stanley), 14.51%, 01/08/19(b)	USD	42	$1,911,158
Canadian Imperial Bank of Commerce (Moelis & Co.), 14.72%, 11/22/18	EUR	6	1,786,906

			5,639,785
Chemicals — 0.5%
Canadian Imperial Bank of Commerce (Akzo Nobel NV), 13.30%, 11/08/18		11	965,620
Credit Suisse AG (Mosaic Co. (The)), 15.75%, 11/01/18	USD	28	844,019
Royal Bank of Canada (LyondellBasell Industries NV), 11.97%, 11/02/18(b)		16	1,415,971

			3,225,610
Construction & Engineering — 0.1%
Merrill Lynch International & Co. (ACS Actividades de Construccion y Servicios SA), 8.79%, 11/08/18	EUR	18	688,623

Construction Materials — 0.3%
Citigroup, Inc. (Eagle Materials, Inc.)(b):
14.82%, 01/25/19	USD	14	1,027,331
14.45%, 01/28/19		14	1,027,304

			2,054,635
Consumer Finance — 0.3%
BNP Paribas SA (American Express Co.), 10.71%, 01/17/19(b)		19	1,980,837

Containers & Packaging — 0.3%
Goldman Sachs International (Packaging Corp. of America), 12.07%, 12/05/18		22	2,043,553

Diversified Telecommunication Services — 0.2%
HSBC Holdings plc (Telecom Italia SpA), 22.74%, 11/02/18	EUR	3,064	1,803,083

Equity Real Estate Investment Trusts (REITs) — 0.5%
Goldman Sachs International (Iron Mountain, Inc.), 10.61%, 12/05/18	USD	46	1,417,076
Royal Bank of Canada (Stride Property Group), 11.78%, 01/25/19(b)		11	2,021,567

			3,438,643
Food & Staples Retailing — 0.3%
Citigroup, Inc. (Costco Wholesale Corp.), 9.81%, 12/12/18(b)		8	1,908,996

Food Products — 0.2%
Canadian Imperial Bank of Commerce (Danone SA), 7.07%, 11/05/18	EUR	25	1,792,674

Health Care Equipment & Supplies — 0.3%
Citigroup, Inc. (Abbott Laboratories), 8.36%, 01/14/19(b)	USD	27	1,881,524

Health Care Providers & Services — 0.3%
BNP Paribas SA (UnitedHealth Group, Inc.), 8.72%, 01/08/19(b)		7	1,855,616

Hotels, Restaurants & Leisure — 1.4%
BNP Paribas SA (Darden Restaurants, Inc.), 14.91%, 11/08/18(b)		17	1,822,443
BNP Paribas SA (McDonald’s Corp.), 9.84%, 01/17/19(b)		11	2,006,085
Citigroup, Inc. (Brinker International, Inc.)(b):
22.87%, 01/25/19		23	1,003,838
22.27%, 01/28/19		23	1,004,205

7

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Credit Suisse AG (Las Vegas Sands Corp.), 17.00%, 01/23/19	USD	37	$1,911,789
Royal Bank of Canada (Domino’s Pizza, Inc.)(b):
13.22%, 01/11/19		4	1,040,698
12.80%, 01/14/19		4	1,040,232

			9,829,290
Household Durables — 0.2%
BNP Paribas SA (DR Horton, Inc.):
18.22%, 11/02/18		22	793,376
17.60%, 11/05/18		22	794,635

			1,588,011
Household Products — 0.1%
BNP Paribas SA (Spectrum Brands Holdings, Inc.), 19.17%, 11/15/18		9	620,130

Insurance — 0.2%
Canadian Imperial Bank of Commerce (Prudential Financial, Inc.):
10.51%, 11/01/18		9	803,901
10.45%, 11/02/18		9	815,761

			1,619,662
IT Services — 1.1%
BNP Paribas SA (Alliance Data Systems Corp.), 13.55%, 01/17/19(b)		9	1,911,198
BNP Paribas SA (PayPal Holdings, Inc.), 14.82%, 01/17/19(b)		23	1,941,708
Goldman Sachs International (Visa, Inc.), 10.07%, 01/25/19		14	2,003,172
Royal Bank of Canada (Accenture plc), 14.85%, 12/12/18(b)		12	1,893,845

			7,749,923
Machinery — 0.9%
BNP Paribas SA (Caterpillar, Inc.), 15.31%, 01/17/19(b)		17	2,010,368
Merrill Lynch International & Co. (Ingersoll-Rand plc):
8.72%, 01/22/19(b)		21	2,031,475
11.34%, 01/28/19		22	2,039,632

			6,081,475
Media — 0.3%
Canadian Imperial Bank of Commerce (Comcast Corp.), 16.10%, 01/22/19		56	2,051,851

Metals & Mining — 0.3%
Canadian Imperial Bank of Commerce (Osisko Gold Royalties Ltd.):
9.23%, 11/14/18	EUR	4	914,556
9.18%, 11/15/18		4	914,800

			1,829,356
Multiline Retail — 1.1%
BNP Paribas SA (Dollar General Corp.), 11.19%, 11/26/18(b)	USD	17	1,918,387
Citigroup, Inc. (Kohl’s Corp.), 23.70%, 11/16/18(b)		25	1,852,635
Citigroup, Inc. (Target Corp.), 12.76%, 11/19/18(b)		22	1,871,427
Credit Suisse AG (Nordstrom, Inc.), 19.60%, 11/15/18		31	1,990,652

			7,633,101
Oil, Gas & Consumable Fuels — 0.8%
Citigroup, Inc. (Kinder Morgan, Inc.), 11.66%, 01/15/19(b)		122	2,065,919
Credit Suisse AG (Marathon Oil Corp.), 32.00%, 11/07/18		80	1,522,641

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Royal Bank of Canada (ConocoPhillips), 15.71%, 01/28/19(b)	USD	29	$2,036,996

			5,625,556
Personal Products — 0.5%
BNP Paribas SA (Estee Lauder Cos, Inc. (The)), 10.44%, 11/01/18(b)		13	1,720,845
Canadian Imperial Bank of Commerce (Unilever NV), 10.17%, 11/22/18	EUR	34	1,834,327

			3,555,172
Pharmaceuticals — 0.3%
UBS AG (Merck & Co., Inc.), 11.80%, 01/23/19(b)	USD	29	2,066,224

Road & Rail — 1.1%
Goldman Sachs International (Union Pacific Corp.), 17.11%, 12/05/18		14	2,022,255
Merrill Lynch International & Co. (CSX Corp.), 13.84%, 01/14/19		27	1,858,236
Merrill Lynch International & Co. (Kansas City Southern), 13.22%, 01/07/19		19	1,932,904
Merrill Lynch International & Co. (Norfolk Southern Corp.), 15.13%, 01/28/19		12	2,047,434

			7,860,829
Semiconductors & Semiconductor Equipment — 0.5%
HSBC Holdings plc (NVIDIA Corp.), 14.86%, 11/08/18		7	1,437,308
UBS AG (Intel Corp.), 16.40%, 01/23/19(b)		44	2,019,517

			3,456,825
Software — 0.8%
Citigroup, Inc. (Intuit, Inc.), 18.95%, 11/15/18(b)		9	1,862,965
Citigroup, Inc. (Vmware, Inc.), 11.93%, 11/28/18		13	1,786,261
Goldman Sachs International (Microsoft Corp.), 16.87%, 12/05/18		18	1,969,364

			5,618,590
Specialty Retail — 1.9%
Citigroup, Inc. (Ross Stores, Inc.), 11.49%, 11/16/18(b)		20	1,932,144
Citigroup, Inc. (Urban Outfitters, Inc.), 24.45%, 11/19/18(b)		48	1,881,963
Credit Suisse AG (Foot Locker, Inc.), 28.00%, 11/14/18		40	1,884,758
Credit Suisse AG (Gap, Inc. (The)), 27.90%, 11/15/18		69	1,897,942
Goldman Sachs International (Burlington Stores, Inc.), 15.61%, 11/19/18		11	1,949,881
Goldman Sachs International (TJX Cos, Inc. (The)), 10.49%, 11/16/18		17	1,895,120
Royal Bank of Canada (Home Depot, Inc. (The)), 8.34%, 11/14/18		9	1,632,042

			13,073,850
Technology Hardware, Storage & Peripherals — 0.2%
Citigroup, Inc. (Hewlett Packard Enterprise Co.), 14.04%, 11/16/18(b)		115	1,760,532

Textiles, Apparel & Luxury Goods — 0.7%
BNP Paribas SA (NIKE, Inc.), 10.67%, 11/08/18(b)		22	1,690,626
Citigroup, Inc. (Lululemon Athletica, Inc.), 16.77%, 11/28/18(b)		13	1,868,394
HSBC Holdings plc (Kering SA):
14.81%, 12/06/18	EUR	2	817,471
14.78%, 12/07/18		2	817,675

			5,194,166

8

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Tobacco — 0.6%
Canadian Imperial Bank of Commerce (Philip Morris International, Inc.), 12.15%, 01/07/19	USD	23	$1,978,174
Merrill Lynch International & Co. (Altria Group, Inc.), 12.71%, 01/28/19		32	2,009,048

			3,987,222
Trading Companies & Distributors — 0.5%
Citigroup, Inc. (United Rentals, Inc.), 22.53%, 01/18/19(b)		18	2,082,262
Credit Suisse AG (HD Supply Holdings, Inc.), 13.10%, 11/30/18		46	1,730,954

			3,813,216
Total Equity-Linked Notes — 21.7% (Cost: $156,080,759)			151,101,030

Foreign Agency Obligations — 0.6%

Argentina — 0.2%
YPF SA:
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.00%),
47.83%, 07/07/20(a)		1,642	693,252
8.50%, 07/28/25		667	633,367

			1,326,619
China — 0.1%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	100	105,988
China Minmetals Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%(a)(g)	USD	200	183,750
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		200	173,585

			463,323
India — 0.1%
Power Finance Corp. Ltd., 3.75%, 12/06/27		370	317,621
Rural Electrification Corp. Ltd., 4.63%, 03/22/28		400	363,131

			680,752
Indonesia — 0.1%
Jasa Marga Persero Tbk. PT, 7.50%, 12/11/20	IDR	2,000,000	121,388
Perusahaan Listrik Negara PT, 6.15%, 05/21/48	USD	200	194,750
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21	IDR	2,000,000	121,520

			437,658
Mexico — 0.0%
Petroleos Mexicanos:
6.50%, 03/13/27	USD	319	308,792
5.35%, 02/12/28(b)		34	30,207

			338,999
South Africa — 0.1%
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(b)		832	801,840

Sri Lanka — 0.0%
SriLankan Airlines Ltd., 5.30%, 06/27/19		400	391,334

Total Foreign Agency Obligations — 0.6% (Cost: $5,406,682)			4,440,525

Foreign Government Obligations — 3.0%

Colombia — 0.3%
Republic of Colombia:
4.38%, 07/12/21		324	328,617

Security		Par (000)	Value
Colombia (continued)
4.50%, 01/28/26	USD	997	$996,751
3.88%, 04/25/27		661	628,611
4.50%, 03/15/29		451	444,348

			2,398,327
Egypt — 0.5%
Arab Republic of Egypt:
5.75%, 04/29/20(b)		950	954,750
5.75%, 04/29/20		913	917,565
5.58%, 02/21/23(b)		312	299,130
8.50%, 01/31/47(b)		1,050	990,937

			3,162,382
Indonesia — 0.7%
Republic of Indonesia:
7.88%, 04/15/19	IDR	27,896,000	1,841,842
4.75%, 01/08/26	USD	926	913,268
8.38%, 09/15/26	IDR	17,254,000	1,120,537
3.50%, 01/11/28	USD	250	224,687
4.10%, 04/24/28		740	694,675

			4,795,009
Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22		200	183,700

Mexico — 0.4%
United Mexican States:
3.63%, 03/15/22		1,390	1,374,710
4.15%, 03/28/27		413	393,589
3.75%, 01/11/28		1,150	1,059,725

			2,828,024
Qatar — 0.2%
State of Qatar:
4.63%, 06/02/46		716	711,525
5.10%, 04/23/48(b)		200	203,000
5.10%, 04/23/48		200	203,000

			1,117,525
Russia — 0.3%
Russian Federation:
4.75%, 05/27/26		600	591,000
4.25%, 06/23/27		400	378,100
7.05%, 01/19/28	RUB	95,901	1,329,027

			2,298,127
South Africa — 0.4%
Republic of South Africa:
5.88%, 05/30/22	USD	2,526	2,579,678
4.88%, 04/14/26		200	185,000

			2,764,678
Sri Lanka — 0.0%
Republic of Sri Lanka, 5.88%, 07/25/22		200	184,354

Turkey — 0.1%
Republic of Turkey:
4.88%, 04/16/43		219	156,037
5.75%, 05/11/47		785	598,563

			754,600
United Arab Emirates — 0.1%
Emirate of Abu Dhabi, 4.13%, 10/11/47		400	370,000

Total Foreign Government Obligations — 3.0% (Cost: $21,828,882)			20,856,726

9

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value
Investment Companies — 30.8%
BlackRock Allocation Target Shares, Series A(n)		4,973,341	$50,081,545
BlackRock Floating Rate Income Portfolio, Class K(n)		5,468,579	55,342,022
DCP Midstream LP		19,498	701,733
iShares 0-5 Year High Yield Corporate Bond ETF(n)		528,765	24,434,231
iShares Core S&P 500 ETF(n)		55,386	15,107,085
iShares Emerging Markets Dividend ETF(e)(n)		270,339	10,175,560
iShares iBoxx High Yield Corporate Bond ETF(e)(n)		654,171	55,179,324
WisdomTree Emerging Markets High Dividend Fund(e)		80,150	3,233,251

Total Investment Companies — 30.8% (Cost: $217,835,781)			214,254,751

		Par (000)
Non-Agency Mortgage-Backed Securities — 4.0%

Collateralized Mortgage Obligations — 0.5%
Alternative Loan Trust(c):
Series 2005-16, Class A1, 3.59%, 06/25/35	USD	76	71,221
Series 2005-72, Class A3, 2.88%, 01/25/36		142	123,005
Series 2006-OA14, Class 1A1, 3.68%, 11/25/46		130	113,737
Series 2006-OA6, Class 1A2, 2.49%, 07/25/46		130	123,233
Series 2006-OA8, Class 1A1, 2.47%, 07/25/46		320	308,079
Series 2007-OA3, Class 1A1, 2.42%, 04/25/47		346	330,267
American Home Mortgage Assets Trust, Series 2006-5, Class A1, 2.87%, 11/25/46(c)		1,109	586,638
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A13, 5.75%, 02/25/37		546	510,338
Impac CMB Trust, Series 2005-6, Class 1A1, 2.78%, 10/25/35(c)		366	349,945
LSTAR Securities Investment Ltd. LLC, Series 2017-8, Class A, 0.04%, 11/01/22(b)(c)		146	145,544
Reperforming Loan REMIC Trust, Series 2005-R2, Class 1AF1, 2.62%, 06/25/35(b)(c)		89	85,520
STACR Trust(b)(c):
Series 2018-DNA3, Class B2, 9.88%, 09/25/48		105	102,848
Series 2018-DNA3, Class M2, 4.23%, 09/25/48		105	104,111
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2A1, 2.47%, 07/25/46(c)		110	92,268
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A1, 6.50%, 05/25/36(j)		669	580,214

			3,626,968
Commercial Mortgage-Backed Securities — 3.4%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 4.40%, 09/15/34(b)(c)		630	632,367
Ashford Hospitality Trust, Series 2018-ASHF, Class D, 4.38%, 04/15/35(b)(c)		700	700,652
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 5.33%, 12/15/36(b)(c)		350	350,443
Aventura Mall Trust, Series 2013-AVM, Class E, 3.74%, 12/05/32(b)(c)		700	707,001
BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ, Class E, 3.61%, 08/14/34(b)(c)		700	617,753
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(c)		133	133,036
BBCMS Mortgage Trust, Series 2018-CHRS, Class E, 4.27%, 08/05/38(b)(c)		200	170,066
BBCMS Trust, Series 2015-STP, Class E, 4.28%, 09/10/28(b)(c)		200	192,105
Benchmark Mortgage Trust, Series 2018-B5, Class D, 3.11%, 07/15/51(b)(c)		550	461,152
BWAY Mortgage Trust, Series 2015-1740, Class E, 4.45%, 01/10/35(b)(c)		500	467,478

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust(b)(c):
Series 2018-IND, Class G, 4.33%, 11/15/35	USD	1,500	$1,500,000
Series 2018-IND, Class H, 5.28%, 11/15/35		1,500	1,500,900
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.49%, 04/10/29(b)(c)		280	281,663
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 3.79%, 04/10/28(b)(c)		410	406,217
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class D, 4.95%, 05/10/49(b)(c)		110	102,750
Commercial Mortgage Trust:
Series 2014-UBS4, Class C, 4.62%, 08/10/47(c)		370	362,529
Series 2015-CR23, Class D, 4.25%, 05/10/48(c)		1,000	832,978
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		350	298,337
Series 2015-LC21, Class C, 4.31%, 07/10/48(c)		700	682,990
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)		700	559,523
Series 2017-DLTA, Class F, 4.86%, 08/15/35(b)(c)		640	634,835
Series 2018-HCLV, Class B, 3.68%, 09/15/33(b)(c)		400	400,000
Core Industrial Trust, Series 2015-CALW, Class G, 3.85%, 02/10/34(b)(c)		600	566,740
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.49%, 08/10/49(b)(c)		700	601,195
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.53%, 10/10/34(b)(c)(d)		420	374,881
GAHR Commercial Mortgage Trust(b)(c):
Series 2015-NRF, Class EFX, 3.38%, 12/15/34		485	479,631
Series 2015-NRF, Class FFX, 3.38%, 12/15/34		50	49,191
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 06/10/28(b)(c)		500	487,625
GS Mortgage Securities Corp. Trust(b)(c):
Series 2017-500K, Class G, 4.78%, 07/15/32		30	30,019
Series 2018-HULA, Class D, 4.08%, 07/15/25		260	261,054
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.69%, 06/10/47(b)(c)		85	77,324
Series 2015-GC32, Class D, 3.35%, 07/10/48		440	374,499
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)		560	458,433
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2003-PM1A, Class G, 6.20%, 08/12/40(b)(c)(d)		67	67,904
Series 2015-JP1, Class D, 4.24%, 01/15/49(c)		500	466,736
Series 2015-JP1, Class E, 4.24%, 01/15/49(b)(c)		371	334,992
Series 2015-UES, Class E, 3.62%, 09/05/32(b)(c)		500	491,935
Series 2017-MAUI, Class F, 6.03%, 07/15/34(b)(c)		700	703,932
Series 2018-WPT, Class FFX, 5.54%, 07/05/33(b)		490	477,289
LCCM Mortgage Trust, Series 2014-909, Class E, 3.90%, 05/15/31(b)(c)		150	143,183
MAD Mortgage Trust, Series 2017-330M, Class E, 4.03%, 08/15/34(b)(c)		270	254,915
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class D, 5.60%, 07/12/38(c)		163	165,131
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C25, Class D, 3.07%, 10/15/48		460	394,328
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		450	380,955
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		250	200,387
Morgan Stanley Capital I Trust(c):
Series 2014-CPT, Class G, 3.45%, 07/13/29(b)		700	672,607
Series 2015-MS1, Class D, 4.03%, 05/15/48(b)		700	622,846
Series 2017-JWDR, Class E, 5.33%, 11/15/34(b)		380	380,601
Series 2018-H3, Class C, 5.01%, 07/15/51		320	320,004
Series 2018-MP, Class E, 4.42%, 07/11/40(b)		330	296,353
Series 2018-SUN, Class F, 4.83%, 07/15/35(b)		450	450,292

10

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
USDC, Series 2018-USDC, Class F, 4.49%, 05/09/38(b)(c)	USD	280	$254,011
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class D, 3.77%, 02/15/48(b)		188	157,448
Series 2015-NXS4, Class D, 3.60%, 12/15/48(c)		151	137,381
Series 2017-C41, Class D, 2.60%, 11/15/50(b)(c)		492	392,687
Series 2018-C44, Class C, 4.84%, 05/15/51(c)		170	166,712
Series 2018-C44, Class D, 3.00%, 05/15/51(b)		240	190,833
Series 2018-C45, Class C, 4.73%, 06/15/51		110	107,705

			23,986,534
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, 1.35%, 10/15/48(b)(c)		4,650	367,583

Total Non-Agency Mortgage-Backed Securities — 4.0% (Cost: $27,610,080)			27,981,085

Preferred Securities — 4.0%

Capital Trusts — 3.4%(g)(i)
Banks — 1.5%
Bank of America Corp., Series X, 6.25%		1,518	1,563,540
Citigroup, Inc.:
5.90%		2,255	2,255,000
Series P, 5.95%		706	695,851
Citizens Financial Group, Inc., 5.50%		75	75,562
Fifth Third Bancorp, Series J, 4.90%		1,600	1,578,000
JPMorgan Chase & Co., Series CC, 4.62%		1,675	1,550,380
M&T Bank Corp., Series F, 5.13%		625	613,281
SunTrust Banks, Inc.:
Series G, 5.05%		1,880	1,817,208
Series H, 5.12%		1,150	1,053,688

			11,202,510
Capital Markets — 0.4%
Bank of New York Mellon Corp. (The), Series F, 4.62%		1,175	1,108,906
Goldman Sachs Group, Inc. (The):
Series M, 5.38%		390	392,925
Series P, 5.00%		230	211,600
Series O, 5.30%		145	140,469
Northern Trust Corp., Series D, 4.60%		700	665,000

			2,518,900
Consumer Finance — 0.4%
Discover Financial Services, Series C, 5.50%		575	543,375
General Motors Financial Co., Inc., Series A, 5.75%		2,496	2,247,598

			2,790,973
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, 6.12%		400	397,500

Insurance — 0.3%
Progressive Corp. (The), Series B, 5.38%		335	329,138
XLIT Ltd., Series E, 4.89%		1,385	1,357,466

			1,686,604
Oil, Gas & Consumable Fuels — 0.7%
Andeavor Logistics LP, Series A, 6.88%		2,275	2,206,750
EnLink Midstream Partners LP, Series C, 6.00%		1,600	1,394,155
Plains All American Pipeline LP, Series B, 6.12%		1,550	1,453,125

			5,054,030
Total Capital Trusts — 3.4% (Cost: $24,408,806)			23,650,517

Security		Shares	Value
Preferred Stocks — 0.5%

Banks — 0.1%
KeyCorp, Series E, 6.13%(g)(i)		32,500	$854,750

Capital Markets — 0.3%
Morgan Stanley, Series K, 5.85%(g)(i)		83,000	2,091,600

Consumer Finance — 0.1%
SLM Corp., Series B, 4.03%(g)(i)		3,500	237,650

Electric Utilities — 0.0%
Entergy Arkansas, Inc., 4.88%		1,210	26,439
Entergy Louisiana LLC, 4.88%		4,525	98,690
Entergy Mississippi, Inc., 4.90%		401	8,670
Entergy Texas, Inc., 5.63%		4,716	118,843

			252,642
Total Preferred Stocks — 0.5% (Cost: $3,427,304)			3,436,642

Trust Preferreds — 0.1%(b)(i)
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I, 4.78%, 12/21/65		896,000	792,960

Consumer Finance — 0.0%
ILFC E-Capital Trust II, 5.03%, 12/21/65		397,000	353,330

Total Trust Preferreds — 0.1% (Cost: $1,257,797)			1,146,290

Total Preferred Securities — 4.0% (Cost: $29,093,907)			28,233,449

		Par (000)
U.S. Government Sponsored Agency Securities — 0.6%

Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(a):
Series 2018-DNA1, Class M2, (LIBOR USD 1 Month + 1.80%), 4.08%, 07/25/30	USD	129	127,226
Series 2017-DNA3, Class M2, (LIBOR USD 1 Month + 2.50%), 4.78%, 03/25/30		580	601,200
Federal National Mortgage Association Variable Rate Notes(a):
Series 2017-C05, Class 1M2, (LIBOR USD 1 Month + 2.20%), 4.48%, 01/25/30		169	172,738
Series 2018-C02, Class 2M2, (LIBOR USD 1 Month + 2.20%), 4.48%, 08/25/30		1,000	1,003,491
Series 2017-C04, Class 2M2, (LIBOR USD 1 Month + 2.85%), 5.13%, 11/25/29		164	171,654
Series 2017-C03, Class 1M2, (LIBOR USD 1 Month + 3.00%), 5.28%, 10/25/29		112	119,799
Series 2017-C05, Class 1B1, (LIBOR USD 1 Month + 3.60%), 5.88%, 01/25/30		185	193,902
Series 2017-C07, Class 1B1, (LIBOR USD 1 Month + 4.00%), 6.28%, 05/25/30		95	99,981
Series 2016-C06, Class 1M2, (LIBOR USD 1 Month + 4.25%), 6.53%, 04/25/29		164	185,188

			2,675,179
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series 2018-SB52, Class A10F, 3.48%, 06/25/28(i)		339	332,891

11

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-K732, Class B, 4.19%, 05/25/25(b)(i)	USD	200	$193,280
Series 2018-K80, Class B, (LIBOR USD 1 Month + 0.00%), 4.23%, 08/25/50(a)(b)		300	291,269

			817,440
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Government National Mortgage Association Variable Rate Notes(i):
Series 2018-106, 0.49%, 04/16/60		1,697	91,244
Series 2017-44, 0.70%, 04/17/51		2,582	150,272
Series 2013-63, 0.79%, 09/16/51		1,106	57,288
Series 2016-34, 0.99%, 01/16/58		1,375	106,682
Series 2016-162, 1.00%, 09/16/58		2,725	216,584
Series 2016-67, 1.17%, 07/16/57		575	46,851

			668,921
Total U.S. Government Sponsored Agency Securities — 0.6% (Cost: $4,111,143)			4,161,540

Total Long-Term Investments — 97.2% (Cost: $696,813,774)			676,901,165

		Shares
Short-Term Securities— 13.5%
Foreign Government Obligations — 0.2%

Egypt — 0.2%
Arab Republic of Egypt Treasury Bills:(k)
17.50%, 11/13/18	EGP	15,300	848,988
19.60%, 04/02/19		6,150	316,618

			1,165,606
Total Foreign Government Obligations — 0.2% (Cost: $1,177,163)			1,165,606

Money Market Funds — 13.3%(l)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.07%(n)		34,791,242	34,791,241
SL Liquidity Series, LLC, Money Market Series, 2.41%(m)(n)		58,019,130	58,019,130

Total Money Market Funds — 13.3% (Cost: $92,818,064)			92,810,371

Total Short-Term Securities — 13.5% (Cost: $93,995,227)			93,975,977

Total Investments — 110.7% (Cost: $790,809,001)			770,877,143

Liabilities in Excess of Other Assets — (10.7)%			(74,685,605)

Net Assets — 100.0%			$696,191,538

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Security, or a portion of the security, is on loan.
(f)	Non-income producing security.
(g)	Perpetual security with no stated maturity date.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Variable rate security. Rate shown is the rate in effect as of period end.
(j)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(k)	Rates are discount rates or a range of discount rates as of period end.
(l)	Annualized 7-day yield as of period end.
(m)	Security was purchased with the cash collateral from loaned securities.

12

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Dynamic High Income Portfolio

(n)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	72,114,270	—		(37,323,028	)(b)	34,791,242	$34,791,241	$128,132		$—	$—
SL Liquidity Series, LLC, Money Market Series	25,183,103	32,836,027	(c)	—		58,019,130	58,019,130	197,480	(d)	—	(10,705)
BlackRock Allocation Target Shares, Series A	5,047,272	1,104,447		(1,178,378)		4,973,341	50,081,545	605,465		(146,984)	42,400
BlackRock Floating Rate Income Portfolio, Class K	3,968,683	2,936,376		(1,436,480)		5,468,579	55,342,022	561,885		(25,831)	(147,863)
iShares 0-5 Year High Yield Corporate Bond ETF	591,943	—		(63,178)		528,765	24,434,231	369,949		(53,632)	(343,890)
iShares Core S&P 500 ETF	—	69,382		(13,996)		55,386	15,107,085	—		47,201	(763,810)
iShares Emerging Markets Dividend ETF	—	270,339		—		270,339	10,175,560	—		—	(408,158)
iShares iBoxx $ High Yield Corporate Bond ETF	587,508	204,697		(138,034)		654,171	55,179,324	713,017		(384,066)	(842,974)

							$303,130,138	$2,575,928		$(563,312)	$(2,475,000)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury 10 Year Note	77	12/19/18	$9,120	$(146,298)
U.S. Treasury Long Bond	35	12/19/18	4,834	(237,874)
EURO STOXX 50 Index	1,214	12/21/18	43,919	(1,829,892)
MSCI Emerging Markets E-Mini Index	670	12/21/18	32,049	(2,377,134)
S&P 500 E-Mini Index	959	12/21/18	129,997	(3,692,132)
U.S. Treasury 2 Year Note	703	12/31/18	148,091	(207,952)
U.S. Treasury 5 Year Note	640	12/31/18	71,925	(198,186)

				(8,689,468)

Short Contracts
Euro-Bobl	1	12/06/18	149	(151)
Euro-Schatz	1	12/06/18	127	(85)
EUR Currency	151	12/17/18	21,434	859,914
JPY Currency	41	12/17/18	4,549	61,380
U.S. Treasury 10 Year Ultra Note	16	12/19/18	2,002	47,725
U.S. Treasury Ultra Bond	7	12/19/18	1,045	78,894

				1,047,677

				$(7,641,791)

13

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Dynamic High Income Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	35,555,277	USD	965,389	Citibank NA	11/02/18	$25,009
ZAR	11,732,685	USD	790,000	BNP Paribas SA	11/13/18	4,239
USD	262,026	EUR	224,823	Citibank NA	12/13/18	6,452
USD	274,713	IDR	4,018,493,290	Citibank NA	12/14/18	12,433

						48,133

USD	965,389	ARS	37,133,688	JP Morgan Chase Bank NA	11/02/18	(68,976)
IDR	19,385,391,300	USD	1,272,842	JP Morgan Chase Bank NA	11/13/18	(192)
USD	1,255,287	IDR	19,385,391,300	Bank of America NA	11/13/18	(17,364)
USD	790,000	ZAR	12,352,220	Bank of America NA	11/13/18	(46,178)
USD	965,389	ARS	36,877,860	Citibank NA	12/03/18	(22,085)
USD	887,462	RUB	59,160,000	Bank of America NA	12/19/18	(5,183)
USD	1,258,056	IDR	19,385,391,300	JP Morgan Chase Bank NA	01/11/19	(308)

						(160,286)

Net Unrealized Depreciation						$(112,153)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/20	USD	120	$(2,033)	$(333)	$(1,700)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/20	USD	80	(1,343)	(236)	(1,107)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas SA	12/20/20	EUR	40	(817)	406	(1,223)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas SA	12/20/20	EUR	20	(409)	216	(625)
Standard Chartered Bank	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/20	EUR	10	(203)	111	(314)
Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/23	USD	431	4,985	3,403	1,582

							$180	$3,567	$(3,387)

Currency

ARS	Argentine Peso
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
RUB	New Russian Ruble
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CSMC	Credit Suisse Mortgage Capital
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
PIK	Pay-In-Kind
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s

14

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Dynamic High Income Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$55,691,236	$1,447,450	$57,138,686
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	18,731,689	11,953,814	758,581	31,444,084
IT Services	258,499	—	—	258,499
Oil, Gas & Consumable Fuels	27,456,811	—	—	27,456,811
Real Estate Management & Development	—	1,829,031	—	1,829,031
Corporate Bonds(a)	—	107,744,949	—	107,744,949
Equity-Linked Notes(a)	—	151,101,030	—	151,101,030
Foreign Agency Obligations(a)	—	4,440,525	—	4,440,525
Foreign Government Obligations(a)	—	20,856,726	—	20,856,726
Investment Companies	214,254,751	—	—	214,254,751
Non-Agency Mortgage-Backed Securities	—	27,538,300	442,785	27,981,085
Preferred Securities:
Banks	854,750	11,202,510	—	12,057,260
Capital Markets	2,091,600	2,518,900	—	4,610,500
Commercial Services & Supplies	—	792,960	—	792,960
Consumer Finance	237,650	3,144,303	—	3,381,953
Diversified Financial Services	—	397,500	—	397,500
Electric Utilities	133,799	118,843	—	252,642
Insurance	—	1,686,604	—	1,686,604
Oil, Gas & Consumable Fuels	—	5,054,030	—	5,054,030

15

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Dynamic High Income Portfolio

	Level 1	Level 2	Level 3	Total
U.S. Government Sponsored Agency Securities	$—	$4,161,540	$—	$4,161,540
Short-Term Securities:
Foreign Government Obligations	—	1,165,606	—	1,165,606
Money Market Funds	34,791,241	—	—	34,791,241

Subtotal	$298,810,790	$411,398,407	$2,648,816	$712,858,013

Investments valued at NAV(b)				58,019,130

Total Investments				$770,877,143

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$1,582	$—	$1,582
Foreign currency exchange contracts	921,294	48,133	—	969,427
Interest rate contracts	126,619	—	—	126,619
Liabilities:
Credit contracts	—	(4,969)	—	(4,969)
Equity contracts	(7,899,158)	—	—	(7,899,158)
Foreign currency exchange contracts	—	(160,286)	—	(160,286)
Interest rate contracts	(790,546)	—	—	(790,546)

	$(7,641,791)	$(115,540)	$—	$(7,757,331)

(a)	See above Schedule of Investments for values in each industry or country.
(b)	As of October 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, and forward foreign currency exchange contracts. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument

During the period ended October 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Non-Agency Mortgage- Backed Securities	Total
Investments:
Assets:
Opening Balance, as of July 31, 2018	$5,694,334	$892,666	$1,249,468	$7,836,468
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(5,694,334)	—	(654,500)	(6,348,834)
Accrued discounts/premiums	—	—	228	228
Net realized gain (loss)	—	—	(31,563)	(31,563)
Net change in unrealized appreciation (depreciation)(a)	(50)	(169,825)	28,690	(141,185)
Purchases	1,447,500	35,740	—	1,483,240
Sales	—	—	(149,538)	(149,538)

Closing Balance, as of October 31, 2018	$1,447,450	$758,581	$442,785	$2,648,816

Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2018(a)	$(50)	$(169,825)	$28,690	$(141,185)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

16

Schedule of Investments (unaudited) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 10.3%
Accredited Mortgage Loan Trust, Series 2004-4, Class M2, (LIBOR USD 1 Month + 1.58%), 3.86%, 01/25/35(a)	USD	1,673	$1,604,800
Accunia European CLO I BV, Series 1X, Class E, (EURIBOR 3 Month + 7.00%), 7.00%, 07/15/29(a)	EUR	400	455,459
AIMCO CLO, Series 2018-AA, Class A, (LIBOR USD 3 Month + 1.02%), 3.47%, 04/17/31(a)(b)	USD	2,700	2,687,256
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (LIBOR USD 3 Month + 2.15%), 4.30%, 10/21/28(a)(b)		1,300	1,299,296
Allegro CLO VI Ltd.(a)(b):
Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.13%), 3.58%, 01/17/31		5,350	5,346,352
Series 2017-2A, Class B, (LIBOR USD 3 Month + 1.50%), 3.95%, 01/17/31		1,000	987,337
Series 2017-2A, Class D, (LIBOR USD 3 Month + 2.75%), 5.20%, 01/17/31		1,580	1,556,269
Allegro CLO VII Ltd., Series 2018-1A, Class A, (LIBOR USD 3 Month + 1.10%), 3.49%, 06/13/31(a)(b)		1,700	1,694,989
Ally Auto Receivables Trust, Series 2018-3, Class A2, 2.72%, 05/17/21		1,340	1,338,118
ALM V Ltd.(a)(b):
Series 2012-5A, Class A1R3, (LIBOR USD 3 Month + 0.91%), 3.35%, 10/18/27		15,000	14,965,494
Series 2012-5A, Class A2R3, (LIBOR USD 3 Month + 1.25%), 3.69%, 10/18/27		7,000	6,938,618
ALM VI Ltd.(a)(b):
Series 2012-6A, Class BR3, (LIBOR USD 3 Month + 1.75%), 4.19%, 07/15/26		1,500	1,483,899
Series 2012-6A, Class CR3, (LIBOR USD 3 Month + 2.70%), 5.14%, 07/15/26		1,650	1,639,431
ALM VII Ltd.(a)(b):
Series 2012-7A, Class A1R, (LIBOR USD 3 Month + 1.48%), 3.92%, 10/15/28		18,000	18,054,652
Series 2012-7A, Class CR, (LIBOR USD 3 Month + 3.85%), 6.29%, 10/15/28		3,750	3,752,278
ALM VII R Ltd.(a)(b):
Series 2013-7RA, Class A1R, (LIBOR USD 3 Month + 1.41%), 3.85%, 10/15/28		4,175	4,186,052
Series 2013-7RA, Class A2R, (LIBOR USD 3 Month + 2.00%), 4.44%, 10/15/28		1,000	1,003,357
Series 2013-7RA, Class BR, (LIBOR USD 3 Month + 2.70%), 5.14%, 10/15/28		1,000	1,005,000
ALM VII R-2 Ltd.(a)(b):
Series 2013-7R2A, Class A2R2, (LIBOR USD 3 Month + 1.65%), 4.09%, 10/15/27		2,000	1,999,753
Series 2013-7R2A, Class BR2, (LIBOR USD 3 Month + 2.20%), 4.64%, 10/15/27		600	599,638
ALM VIII Ltd.(a)(b):
Series 2013-8A, Class A1R, (LIBOR USD 3 Month + 1.49%), 3.93%, 10/15/28		13,250	13,253,190
Series 2013-8A, Class CR, (LIBOR USD 3 Month + 3.95%), 6.39%, 10/15/28		2,250	2,251,450
ALM XIX Ltd., Series 2016-19A, Class C, (LIBOR USD 3 Month + 4.35%), 6.79%, 07/15/28(a)(b)		2,000	2,016,194
ALM XVI Ltd., Series 2015-16A, Class CR2, (LIBOR USD 3 Month + 2.70%), 5.14%, 07/15/27(a)(b)		3,000	2,949,470
American Express Credit Account Master Trust:
Series 2017-5, Class A, (LIBOR USD 1 Month + 0.38%), 2.66%, 02/18/25(a)		2,740	2,752,059

Security		Par (000)	Value
Asset-Backed Securities (continued)
American Express Credit Account Master Trust (continued)
Series 2017-6, Class A, 2.04%, 05/15/23	USD	3,000	$2,934,536
Series 2018-4, Class A, 2.99%, 12/15/23		2,940	2,924,876
Series 2018-8, Class A, 3.18%, 04/15/24		1,709	1,706,946
AmeriCredit Automobile Receivables Trust:
Series 2014-3, Class D, 3.13%, 10/08/20		1,980	1,981,423
Series 2016-3, Class A3, 1.46%, 05/10/21		1,368	1,361,752
Series 2017-2, Class A3, 1.98%, 12/20/21		460	456,095
Series 2018-1, Class A3, 3.07%, 12/19/22		1,540	1,535,715
AMMC CLO 15 Ltd., Series 2014-15A, Class D, (LIBOR USD 3 Month + 4.20%), 6.53%, 12/09/26(a)(b)		1,350	1,358,670
AMMC CLO 19 Ltd., Series 2016-19A, Class E, (LIBOR USD 3 Month + 7.00%), 9.44%, 10/15/28(a)(b)		1,000	1,009,187
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (LIBOR USD 3 Month + 1.25%), 3.60%, 11/02/30(a)(b)		1,750	1,752,269
AMMC CLO 22 Ltd., Series 2018-22A, Class D, (LIBOR USD 3 Month + 2.70%), 5.19%, 04/25/31(a)(b)		320	316,222
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.54%, 11/10/30(a)(b)		2,000	2,001,552
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A1, (LIBOR USD 1 Month + 0.80%), 3.08%, 11/25/32(a)		4,183	4,136,891
AMSR Trust(a)(b):
Series 2016-SFR1, Class D, (LIBOR USD 1 Month + 2.40%), 4.69%, 11/17/33		5,045	5,052,165
Series 2016-SFR1, Class E, (LIBOR USD 1 Month + 3.15%), 5.44%, 11/17/33		9,525	9,538,360
Anchorage Capital CLO 1-R Ltd., Series 2018-1RA, Class A1, (LIBOR USD 3 Month + 0.99%), 3.43%, 04/13/31(a)(b)		2,400	2,384,441
Anchorage Capital CLO 3-R Ltd.(a)(b):
Series 2014-3RA, Class B, (LIBOR USD 3 Month + 1.50%), 4.01%, 01/28/31		3,400	3,378,679
Series 2014-3RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.36%, 01/28/31		1,250	1,229,674
Series 2014-3RA, Class D, (LIBOR USD 3 Month + 2.60%), 5.11%, 01/28/31		1,000	985,622
Anchorage Capital CLO 4-R Ltd.(a)(b):
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.36%, 01/28/31		600	590,273
Series 2014-4RA, Class D, (LIBOR USD 3 Month + 2.60%), 5.11%, 01/28/31		2,250	2,210,821
Anchorage Capital CLO 5-R Ltd., Series 2014-5RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.29%, 01/15/30(a)(b)		1,850	1,840,572
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class CR, (LIBOR USD 3 Month + 2.40%), 4.84%, 07/15/30(a)(b)		1,000	1,003,114
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR, (LIBOR USD 3 Month + 0.96%), 3.40%, 10/15/27(a)(b)		10,000	9,989,820
Anchorage Capital CLO 8 Ltd.(a)(b):
Series 2016-8A, Class AR, (LIBOR USD 3 Month + 1.00%), 3.51%, 07/28/28		4,400	4,398,760
Series 2016-8A, Class BR, (LIBOR USD 3 Month + 1.60%), 4.11%, 07/28/28		1,400	1,399,497
Series 2016-8A, Class DR, (LIBOR USD 3 Month + 3.00%), 5.51%, 07/28/28		4,000	3,995,356

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 9 Ltd.(a)(b):
Series 2016-9A, Class D, (LIBOR USD 3 Month + 4.00%), 6.44%, 01/15/29	USD	1,350	$1,358,712
Series 2016-9A, Class E, (LIBOR USD 3 Month + 7.25%), 9.69%, 01/15/29		1,000	1,009,812
Anchorage Capital CLO Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.69%, 10/13/30		4,000	4,005,836
Series 2018-10A, Class A1A, (LIBOR USD 3 Month + 1.20%), 3.63%, 10/15/31		7,650	7,652,015
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class E, (EURIBOR 3 Month + 5.66%), 5.66%, 05/15/31(a)	EUR	399	438,391
Antares CLO Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.53%), 4.00%, 01/20/30(a)(b)	USD	5,000	5,004,386
Apidos CLO XII, Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.52%, 04/15/31(a)(b)		2,400	2,395,269
Apidos CLO XV(a)(b):
Series 2013-15A, Class A1RR, (LIBOR USD 3 Month + 1.01%), 3.48%, 04/20/31		5,000	4,974,918
Series 2013-15A, Class CRR, (LIBOR USD 3 Month + 1.85%), 4.32%, 04/20/31		1,000	991,423
Series 2013-15A, Class DRR, (LIBOR USD 3 Month + 2.70%), 5.17%, 04/20/31		1,000	977,885
Apidos CLO XX, Series 2015-20A, Class BRR, (LIBOR USD 3 Month + 1.95%), 4.39%, 07/16/31(a)(b)		1,750	1,735,690
Apidos CLO XXII, Series 2015-22A, Class D, (LIBOR USD 3 Month + 6.00%), 8.47%, 10/20/27(a)(b)		1,000	1,002,134
Apidos CLO XXIII, Series 2015-23A, Class D2, (LIBOR USD 3 Month + 5.95%), 8.39%, 01/15/27(a)(b)		1,000	1,000,561
Apidos CLO XXIX, Series 2018-29A, Class A2, (LIBOR USD 3 Month + 1.55%), 3.94%, 07/25/30(a)(b)		1,000	998,639
Apidos CLO XXV(a)(b):
Series 2016-25A, Class A1, (LIBOR USD 3 Month + 1.46%), 3.93%, 10/20/28		17,000	17,005,493
Series 2016-25A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.76%, 10/20/31		6,000	6,000,000
Apidos CLO XXX, Series XXXA, Class A1A, (LIBOR USD 3 Month + 1.14%), 3.56%, 10/18/31(a)(b)		2,000	1,998,685
Aqueduct European CLO DAC, Series 2017-2X, Class E, (EURIBOR 3 Month + 4.40%), 4.40%, 10/15/30(a)	EUR	219	231,149
Arbor Realty Commercial Real Estate Notes Ltd.(a)(b):
Series 2016-FL1A, Class A, (LIBOR USD 1 Month + 1.70%), 3.98%, 09/15/26	USD	990	1,002,814
Series 2017-FL1, Class A, (LIBOR USD 1 Month + 1.30%), 3.58%, 04/15/27		2,080	2,084,922
Arbour CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 5.60%), 5.60%, 01/15/30(a)	EUR	468	530,574
Ares European CLO VIII BV, Series 8X, Class E, (EURIBOR 3 Month + 6.35%), 6.35%, 02/17/30(a)		400	456,831

Security		Par (000)	Value
Asset-Backed Securities (continued)
Ares XL CLO Ltd., Series 2016-40A, Class C, (LIBOR USD 3 Month + 3.70%), 6.14%, 10/15/27(a)(b)	USD	2,250	$2,251,395
Ares XLI CLO Ltd., Series 2016-41A, Class A, (LIBOR USD 3 Month + 1.41%), 3.85%, 01/15/29(a)(b)		950	952,459
Ares XLII CLO Ltd., Series 2017-42A, Class D, (LIBOR USD 3 Month + 3.45%), 5.92%, 01/22/28(a)(b)		1,000	1,003,573
Ares XLIX CLO Ltd., Series 2018-49A, Class B, (LIBOR USD 3 Month + 1.65%), 3.99%, 07/22/30(a)(b)		500	499,294
Ares XLV CLO Ltd., Series 2017-45A, Class D, (LIBOR USD 3 Month + 3.05%), 5.49%, 10/15/30(a)(b)		1,500	1,502,621
Ares XLVI CLO Ltd., Series 2017-46A, Class SUB, (LIBOR USD 3 Month + 0.00%), 0.00%, 01/15/30(a)(b)		2,250	2,038,189
Ares XLVII CLO Ltd.(a)(b):
Series 2018-47A, Class D, (LIBOR USD 3 Month + 2.70%), 5.14%, 04/15/30		3,500	3,458,204
Series 2018-47A, Class SUB, (LIBOR USD 3 Month + 0.00%), 0.00%, 04/15/30		4,500	3,879,522
ARES XLVII CLO Ltd.(a)(b):
Series 2018-47A, Class B, (LIBOR USD 3 Month + 1.45%), 3.89%, 04/15/30		1,400	1,390,088
Series 2018-47A, Class C, (LIBOR USD 3 Month + 1.75%), 4.19%, 04/15/30		800	793,238
Series 2018-47A, Class E, (LIBOR USD 3 Month + 5.50%), 7.94%, 04/15/30		1,000	991,321
Ares XLVIII CLO, Series 2018-48A, Class C, (LIBOR USD 3 Month + 1.80%), 4.14%, 07/20/30(a)(b)		500	495,800
Ares XXVII CLO Ltd., Series 2013-2A, Class DR, (LIBOR USD 3 Month + 3.75%), 6.26%, 07/28/29(a)(b)		1,000	1,012,984
Ares XXXIII CLO Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 4.20%), 6.52%, 12/05/25(a)(b)		1,000	1,008,407
Ares XXXIIR CLO Ltd.(a)(b):
Series 2014-32RA, Class B, (LIBOR USD 3 Month + 1.80%), 4.11%, 05/15/30		700	693,597
Series 2014-32RA, Class C, (LIBOR USD 3 Month + 2.90%), 5.21%, 05/15/30		500	494,043
Series 2014-32RA, Class D, (LIBOR USD 3 Month + 5.85%), 8.16%, 05/15/30		1,000	987,653
Ares XXXIR CLO Ltd., Series 2014-31RA, Class A2, (LIBOR USD 3 Month + 1.30%), 3.61%, 05/24/30(a)(b)		1,000	992,665
Ares XXXVII CLO Ltd.(a)(b):
Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.61%, 10/15/30		3,000	3,002,187
Series 2015-4A, Class A3R, (LIBOR USD 3 Month + 1.50%), 3.94%, 10/15/30		1,500	1,489,337
Series 2015-4A, Class BR, (LIBOR USD 3 Month + 1.80%), 4.24%, 10/15/30		1,017	1,009,827
Series 2015-4A, Class DR, (LIBOR USD 3 Month + 6.15%), 8.59%, 10/15/30		4,000	4,033,565
Ares XXXVR CLO Ltd.(a)(b):
Series 2015-35RA, Class A2, (LIBOR USD 3 Month + 1.40%), 3.74%, 07/15/30		1,500	1,497,509
Series 2015-35RA, Class C, (LIBOR USD 3 Month + 1.90%), 4.24%, 07/15/30		1,000	991,639

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Ares XXXVR CLO Ltd. (continued)
Series 2015-35RA, Class D, (LIBOR USD 3 Month + 3.00%), 5.34%, 07/15/30	USD	1,000	$1,005,001
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class D, (LIBOR USD 3 Month + 3.90%), 6.21%, 11/30/28(a)(b)		1,500	1,504,384
Atlas Senior Loan Fund X Ltd.(a)(b):
Series 2018-10A, Class B, (LIBOR USD 3 Month + 1.50%), 3.94%, 01/15/31		1,300	1,283,116
Series 2018-10A, Class D, (LIBOR USD 3 Month + 2.75%), 5.19%, 01/15/31		2,000	1,969,910
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, (LIBOR USD 3 Month + 1.10%), 3.44%, 07/26/31(a)(b)		7,000	6,964,978
Atlas Senior Loan Fund XII Ltd., Series 2018-12A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.63%, 10/24/31(a)(b)		1,700	1,696,642
Atrium VIII(b):
Series 8A, Class ER, (LIBOR USD 3 Month + 7.25%), 9.73%, 10/23/24(a)		1,750	1,754,808
Series 8A, Class SUB, 0.00%, 10/23/24(c)		11,500	8,072,483
Atrium XIV LLC, Series 14A, Class C, (LIBOR USD 3 Month + 1.95%), 4.26%, 08/23/30(a)(b)		1,000	994,431
Avoca CLO XV DAC, Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 4.13%, 04/15/31(a)	EUR	670	711,268
Avoca CLO XVII Designated Activity Co., Series 17X, Class E, (EURIBOR 3 Month + 5.95%), 5.95%, 01/15/30(a)		271	308,013
BA Credit Card Trust:
Series 2018-A1, Class A1, 2.70%, 07/17/23	USD	4,000	3,958,477
Series 2018-A2, Class A2, 3.00%, 09/15/23		2,890	2,875,213
Series 2018-A3, Class A3, 3.10%, 12/15/23		1,390	1,384,723
Babson CLO Ltd.(a)(b):
Series 2015-IA, Class AR, (LIBOR USD 3 Month + 0.99%), 3.46%, 01/20/31		7,500	7,458,905
Series 2016-2A, Class E, (LIBOR USD 3 Month + 6.90%), 9.37%, 07/20/28		1,000	1,002,433
Barings CLO Ltd., Series 2018-3A, Class A1, (LIBOR USD 3 Month + 0.95%), 3.42%, 07/20/29(a)(b)		4,500	4,484,902
Bear Stearns Asset-Backed Securities I Trust(a):
Series 2005-HE1, Class M2, (LIBOR USD 1 Month + 1.25%), 3.53%, 01/25/35		1,575	1,582,917
Series 2006-EC2, Class M2, (LIBOR USD 1 Month + 0.63%), 2.91%, 02/25/36		5,801	5,719,802
Series 2006-HE7, Class 1A2, (LIBOR USD 1 Month + 0.17%), 2.45%, 09/25/36		1,565	1,777,006
Series 2007-HE1, Class 21A2, (LIBOR USD 1 Month + 0.16%), 2.45%, 01/25/37		1,803	1,766,923
Series 2007-HE2, Class 22A, (LIBOR USD 1 Month + 0.14%), 2.42%, 03/25/37		5,046	4,933,186
Series 2007-HE2, Class 23A, (LIBOR USD 1 Month + 0.14%), 2.42%, 03/25/37		7,090	7,135,254
Series 2007-HE3, Class 2A, (LIBOR USD 1 Month + 0.14%), 2.42%, 04/25/37		7,671	8,129,760
Series 2007-HE5, Class 2A, (LIBOR USD 1 Month + 0.22%), 2.50%, 06/25/47(e)		22,838	21,241,959
Bear Stearns Asset-Backed Securities Trust(a):
Series 2004-HE3, Class M2, (LIBOR USD 1 Month + 1.73%), 4.01%, 04/25/34		4,715	4,879,147
Series 2005-4, Class M2, (LIBOR USD 1 Month + 1.20%), 3.48%, 01/25/36		1,869	1,860,259

Security		Par (000)	Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities Trust (continued)
Series 2006-1, Class M1, (LIBOR USD 1 Month + 0.50%), 2.78%, 02/25/36	USD	894	$892,241
Benefit Street Partners CLO IV Ltd.(a)(b):
Series 2014-IVA, Class A1R, (LIBOR USD 3 Month + 1.49%), 3.96%, 01/20/29		1,790	1,795,088
Series 2014-IVA, Class A2R, (LIBOR USD 3 Month + 2.05%), 4.52%, 01/20/29		2,500	2,507,317
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class A1R, (LIBOR USD 3 Month + 1.24%), 3.68%, 10/18/29(a)(b)		10,000	10,014,977
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (LIBOR USD 3 Month + 1.10%), 3.57%, 01/20/31(a)(b)		1,500	1,496,862
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A2, (LIBOR USD 3 Month + 2.00%), 4.44%, 01/15/29(a)(b)		2,000	2,005,128
Benefit Street Partners CLO XII Ltd.(a)(b):
Series 2017-12A, Class C, (LIBOR USD 3 Month + 3.05%), 5.49%, 10/15/30		1,500	1,501,043
Series 2017-12A, Class D, (LIBOR USD 3 Month + 6.41%), 8.85%, 10/15/30		1,500	1,513,456
Benefit Street Partners CLO XV Ltd.(a)(b):
Series 2018-15A, Class A1, (LIBOR USD 3 Month + 1.15%), 3.31%, 07/18/31		2,200	2,197,494
Series 2018-15A, Class A2A, (LIBOR USD 3 Month + 1.70%), 3.86%, 07/18/31		1,000	999,486
Bilbao CLO I DAC, Series 1X, Class D, (EURIBOR 3 Month + 4.73%), 4.73%, 07/20/31(a)	EUR	550	578,827
BlueMountain CLO Ltd.(a)(b):
Series 2012-2A, Class AR, (LIBOR USD 3 Month + 1.42%), 3.74%, 11/20/28	USD	22,700	22,712,517
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.40%), 3.87%, 01/20/29		1,350	1,353,561
Series 2013-2A, Class A1R, (LIBOR USD 3 Month + 1.18%), 3.65%, 10/22/30		1,000	1,002,211
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.35%), 3.82%, 04/20/27		2,700	2,678,181
Series 2016-2A, Class D, (LIBOR USD 3 Month + 7.00%), 9.32%, 08/20/28		1,000	1,000,123
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 3.15%, 05/15/23(b)		1,230	1,224,354
Bowman Park CLO Ltd.(a)(b):
Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.18%), 3.49%, 11/23/25		3,500	3,499,132
Series 2014-1A, Class D2R, (LIBOR USD 3 Month + 3.35%), 5.66%, 11/23/25		500	500,419
BSPRT Issuer Ltd., Series 2017-FL1, Class A, (LIBOR USD 1 Month + 1.35%), 3.63%, 06/15/27(a)(b)		779	780,566
Burnham Park CLO Ltd.(a)(b):
Series 2016-1A, Class A, (LIBOR USD 3 Month + 1.43%), 3.90%, 10/20/29		12,000	12,067,237
Series 2016-1A, Class D, (LIBOR USD 3 Month + 3.85%), 6.32%, 10/20/29		1,000	1,001,495
Cabela’s Credit Card Master Note Trust, Series 2015-1A, Class A1, 2.26%, 03/15/23		1,400	1,382,087
Cadogan Square CLO VIII DAC, Series 8X, Class E, (EURIBOR 3 Month + 6.30%), 6.30%, 01/15/30(a)	EUR	461	525,457
Cairn CLO VII BV, Series 2016-7X, Class E, (EURIBOR 3 Month + 6.35%), 6.35%, 01/31/30(a)		400	453,584

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Capital One Multi-Asset Execution Trust:
Series 2017-A1, Class A1, 2.00%, 01/17/23	USD	2,655	$2,615,596
Series 2018-A1, Class A1, 3.01%, 02/15/24		1,500	1,492,331
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2012-3A, Class BR, (LIBOR USD 3 Month + 2.50%), 4.94%, 10/14/28		2,000	1,999,492
Series 2012-4A, Class BR, (LIBOR USD 3 Month + 1.90%), 4.37%, 01/20/29		7,250	7,271,791
Series 2012-4A, Class C1R, (LIBOR USD 3 Month + 2.60%), 5.07%, 01/20/29		1,500	1,505,336
Series 2013-1A, Class CR, (LIBOR USD 3 Month + 3.35%), 5.67%, 08/14/30		1,500	1,507,699
Series 2013-4A, Class DRR, (LIBOR USD 3 Month + 2.65%), 5.09%, 01/15/31		1,000	981,615
Series 2014-2RA, Class A1, (LIBOR USD 3 Month + 1.05%), 3.36%, 05/15/31		1,500	1,496,363
Series 2014-5A, Class A1RR, (LIBOR USD 3 Month + 1.14%), 3.47%, 07/15/31		10,500	10,500,018
Series 2015-1A, Class E1, (LIBOR USD 3 Month + 5.30%), 7.77%, 04/20/27		1,000	1,006,313
Series 2015-3A, Class A2R, (LIBOR USD 3 Month + 1.60%), 4.11%, 07/28/28		3,900	3,888,775
Series 2015-4A, Class D, (LIBOR USD 3 Month + 6.10%), 8.57%, 10/20/27		1,000	1,002,176
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.85%), 4.32%, 04/20/27		600	595,756
Carlyle US CLO Ltd.(a)(b):
Series 2016-4A, Class BR, (LIBOR USD 3 Month + 2.10%), 4.57%, 10/20/27		500	499,721
Series 2017-2A, Class C, (LIBOR USD 3 Month + 3.70%), 6.17%, 07/20/31		1,000	1,007,898
Carmax Auto Owner Trust, Series 2018-4, Class A3, 3.36%, 09/15/23		2,985	2,984,656
CarMax Auto Owner Trust:
Series 2015-3, Class A4, 1.98%, 02/16/21		2,000	1,985,503
Series 2018-1, Class A3, 2.48%, 11/15/22		2,820	2,782,639
Carrington Mortgage Loan Trust(a):
Series 2006-FRE1, Class A4, (LIBOR USD 1 Month + 0.25%), 2.53%, 04/25/36		2,876	2,351,252
Series 2006-NC5, Class A3, (LIBOR USD 1 Month + 0.15%), 2.43%, 01/25/37		4,000	3,123,374
Catskill Park CLO Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.70%), 6.17%, 04/20/29(a)(b)		1,000	1,007,046
CBAM Ltd.(a)(b):
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.23%), 3.68%, 10/17/29		10,000	10,026,788
Series 2018-5A, Class A, (LIBOR USD 3 Month + 1.02%), 3.47%, 04/17/31		4,500	4,474,215
Series 2018-5A, Class B1, (LIBOR USD 3 Month + 1.40%), 3.85%, 04/17/31		2,500	2,469,985
Series 2018-6A, Class A, (LIBOR USD 3 Month + 0.94%), 3.33%, 07/15/31		2,500	2,492,174
Series 2018-6A, Class B1, (LIBOR USD 3 Month + 1.50%), 3.89%, 07/15/31		2,000	1,991,015
C-BASS Mortgage Loan Trust, Series 2007-CB3, Class A1, 3.84%, 03/25/37(d)		7,292	4,281,311
Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.23%), 3.56%, 06/09/30(a)(b)		3,600	3,604,870
Cedar Funding IV CLO Ltd.(a)(b):
Series 2014-4A, Class AR, (LIBOR USD 3 Month + 1.23%), 3.71%, 07/23/30		8,375	8,385,455

Security		Par (000)	Value
Asset-Backed Securities (continued)
Cedar Funding IV CLO Ltd. (continued)
Series 2014-4A, Class DR, (LIBOR USD 3 Month + 3.65%), 6.13%, 07/23/30	USD	2,000	$2,010,643
Cedar Funding IX CLO Ltd.(b):
Series 2018-9A, Class A1, (LIBOR USD 3 Month + 0.98%), 3.45%, 04/20/31(a)		8,900	8,841,584
Series 2018-9A, Class SUB, 0.00%, 04/20/31(c)		3,950	3,462,673
Cedar Funding VI CLO Ltd.(a)(b):
Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.09%), 3.56%, 10/20/28		3,500	3,499,878
Series 2016-6A, Class BR, (LIBOR USD 3 Month + 1.60%), 4.07%, 10/20/28		400	399,970
Cedar Funding VII Clo Ltd., Series 2018-7A, Class A1, (LIBOR USD 3 Month + 1.00%), 3.47%, 01/20/31(a)(b)		7,800	7,758,906
Cedar Funding VIII CLO Ltd.(a)(b):
Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.70%, 10/17/30		7,500	7,511,288
Series 2017-8A, Class E, (LIBOR USD 3 Month + 6.35%), 8.80%, 10/17/30		1,000	1,008,455
Cent CLO 17 Ltd.(a)(b):
Series C17A, Class A1AR, (LIBOR USD 3 Month + 1.03%), 3.33%, 04/30/31		8,000	7,987,524
Series C17A, Class A2R, (LIBOR USD 3 Month + 1.60%), 3.90%, 04/30/31		1,750	1,747,960
Series C17A, Class BR, (LIBOR USD 3 Month + 1.85%), 4.15%, 04/30/31		1,000	995,143
Series C17A, Class CR, (LIBOR USD 3 Month + 2.80%), 5.10%, 04/30/31		1,000	995,157
Series C17A, Class DR, (LIBOR USD 3 Month + 6.00%), 8.30%, 04/30/31		1,000	991,877
Cent CLO 19 Ltd., Series 2013-19A, Class A1A, (LIBOR USD 3 Month + 1.33%), 3.84%, 10/29/25(a)(b)		1,774	1,774,978
CGMSE, Series 2014-2X, 0.00%, 11/15/31(c)	EUR	384	425,804
CIFC Funding Ltd.(a)(b):
Series 2013-2A, Class A1LR, (LIBOR USD 3 Month + 1.21%), 3.65%, 10/18/30	USD	5,000	5,006,556
Series 2013-4A, Class A1RR, (LIBOR USD 3 Month + 1.06%), 3.15%, 04/27/31		7,000	6,984,760
Series 2013-4A, Class A2RR, (LIBOR USD 3 Month + 1.30%), 3.39%, 04/27/31		1,700	1,688,881
Series 2014-2RA, Class A1, (LIBOR USD 3 Month + 1.05%), 3.54%, 04/24/30		5,000	4,989,501
Series 2014-2RA, Class A3, (LIBOR USD 3 Month + 1.90%), 4.39%, 04/24/30		500	496,749
Series 2014-4RA, Class A1A, (LIBOR USD 3 Month + 1.13%), 3.59%, 10/17/30(e)		4,400	4,400,000
Series 2014-4RA, Class A2, (LIBOR USD 3 Month + 1.65%), 4.11%, 10/17/30(e)		1,000	1,000,000
Series 2014-4RA, Class B, (LIBOR USD 3 Month + 2.20%), 4.66%, 10/17/30(e)		400	400,000
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 3.20%), 5.66%, 10/17/30(e)		1,600	1,600,000
Series 2015-4A, Class C1, (LIBOR USD 3 Month + 3.80%), 6.27%, 10/20/27		1,100	1,101,645
Series 2016-1A, Class A, (LIBOR USD 3 Month + 1.48%), 3.95%, 10/21/28		1,750	1,752,271
Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.40%), 3.84%, 04/18/31		1,000	989,825
Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.65%), 5.09%, 04/18/31		1,000	984,740

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd. (continued)
Series 2018-4A, Class A1, (LIBOR USD 3 Month + 1.15%), 3.58%, 10/17/31	USD	2,700	$2,699,253
Series 2018-4A, Class B, (LIBOR USD 3 Month + 2.10%), 4.53%, 10/17/31		1,000	993,748
Series 2018-4A, Class D, (LIBOR USD 3 Month + 5.90%), 8.33%, 10/17/31		800	787,560
Citibank Credit Card Issuance Trust:
Series 2017-A3, Class A3, 1.92%, 04/07/22		1,095	1,076,449
Series 2017-A7, Class A7, (LIBOR USD 1 Month + 0.37%), 2.65%, 08/08/24(a)		4,000	4,003,746
Series 2018-A1, Class A1, 2.49%, 01/20/23		4,000	3,938,764
Clear Creek CLO Ltd.(a)(b):
Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.67%, 10/20/30		7,000	7,007,401
Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.60%), 4.07%, 10/20/30		2,000	1,991,353
CNH Equipment Trust, Series 2016-C, Class A3, 1.44%, 12/15/21		4,170	4,119,003
Colony American Homes(a)(b):
Series 2015-1A, Class D, (LIBOR USD 1 Month + 2.15%), 4.44%, 07/17/32		3,675	3,667,457
Series 2015-1A, Class E, (LIBOR USD 1 Month + 3.00%), 5.29%, 07/17/32		12,772	12,797,753
Colony Starwood Homes Trust(a)(b):
Series 2016-1A, Class D, (LIBOR USD 1 Month + 3.10%), 5.39%, 07/17/33		7,644	7,640,532
Series 2016-1A, Class E, (LIBOR USD 1 Month + 4.15%), 6.44%, 07/17/33		10,788	10,793,742
Series 2016-2A, Class D, (LIBOR USD 1 Month + 2.35%), 4.63%, 12/17/33		11,450	11,502,924
Series 2016-2A, Class E, (LIBOR USD 1 Month + 3.35%), 5.63%, 12/17/33		13,195	13,267,822
Conseco Finance Corp.:
Series 1996-5, Class M1, 8.05%, 07/15/27(c)		1,365	1,361,631
Series 1997-7, Class M1, 7.03%, 07/15/28(c)		4,719	4,699,525
Series 1998-8, Class A1, 6.28%, 09/01/30		7,594	8,070,269
Conseco Finance Securitizations Corp., Series 2001-4, Class M1, (LIBOR USD 1 Month + 1.75%), 4.01%, 09/01/33(a)		10,530	10,355,011
Credit Acceptance Auto Loan Trust(b):
Series 2016-3A, Class A, 2.15%, 04/15/24		7,480	7,447,565
Series 2018-3A, Class A, 3.55%, 08/15/27		2,710	2,705,170
Credit-Based Asset Servicing & Securitization LLC(a)(b):
Series 2007-CB6, Class A4, (LIBOR USD 1 Month + 0.34%), 2.62%, 07/25/37		2,071	1,408,973
Series 2007-RP1, Class A, (LIBOR USD 1 Month + 0.31%), 2.59%, 05/25/46		7,167	6,313,191
CSMC Trust, Series 2018-RPL8, Class A1, 4.13%, 07/25/58(b)		28,067	27,870,238
CVC Cordatus Loan Fund VIII DAC(a):
Series 8X, Class E, (EURIBOR 3 Month + 5.70%), 5.70%, 04/23/30	EUR	300	342,149
Series 8X, Class F, (EURIBOR 3 Month + 7.65%), 4.90%, 04/23/30		154	168,267
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, (LIBOR USD 1 Month + 0.15%), 2.43%, 10/15/36(a)	USD	1,335	1,253,712
Dewolf Park CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.21%), 3.65%, 10/15/30(a)(b)		3,000	3,003,079

Security		Par (000)	Value
Asset-Backed Securities (continued)
Discover Card Execution Note Trust:
Series 2017-A5, Class A5, (LIBOR USD 1 Month + 0.60%), 2.88%, 12/15/26(a)	USD	2,265	$2,278,193
Series 2018-A5, Class A5, 3.32%, 03/15/24		1,940	1,940,479
Drive Auto Receivables Trust, Series 2018-2, Class A3, 2.88%, 06/15/21		1,500	1,499,527
Dryden 32 Euro CLO BV, Series 2014-32X, Class ER, (EURIBOR 3 Month + 5.29%), 5.29%, 08/15/31(a)	EUR	460	513,207
Dryden 37 Senior Loan Fund, Series 2015-37A, Class ER, (LIBOR USD 3 Month + 5.15%), 7.59%, 01/15/31(a)(b)	USD	1,000	967,967
Dryden 41 Senior Loan Fund, Series 2015-41A, Class DR, (LIBOR USD 3 Month + 2.60%), 5.04%, 04/15/31(a)(b)		1,000	985,030
Dryden 50 Senior Loan Fund(b):
Series 2017-50A, Class C, (LIBOR USD 3 Month + 2.25%), 4.69%, 07/15/30(a)		1,500	1,504,153
Series 2017-50A, Class SUB, 0.00%, 07/15/30(c)		4,000	3,233,864
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1LR, (LIBOR USD 3 Month + 3.15%), 5.46%, 08/15/30(a)(b)		1,500	1,505,190
Elevation CLO Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 4.68%), 6.99%, 11/15/28(a)(b)		1,200	1,203,277
Enterprise Fleet Financing LLC(b):
Series 2016-2, Class A3, 2.04%, 02/22/22		1,480	1,459,559
Series 2017-1, Class A2, 2.13%, 07/20/22		619	615,376
Series 2017-1, Class A3, 2.60%, 07/20/22		650	644,326
Series 2017-3, Class A3, 2.36%, 05/20/23		1,380	1,348,039
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, (EURIBOR 3 Month + 6.30%), 6.30%, 11/10/30(a)	EUR	300	340,955
Fillmore Park CLO Ltd., Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.90%), 5.15%, 07/15/30(a)(b)	USD	770	762,729
First Franklin Mortgage Loan Trust(a):
Series 2006-FF5, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.44%, 04/25/36		3,855	3,748,552
Series 2006-FF9, Class 2A4, (LIBOR USD 1 Month + 0.25%), 2.53%, 06/25/36		1,450	1,268,820
Series 2006-FF17, Class A5, (LIBOR USD 1 Month + 0.15%), 2.43%, 12/25/36		4,679	4,059,985
Series 2006-FFH1, Class M1, (LIBOR USD 1 Month + 0.37%), 2.65%, 01/25/36		10,000	9,832,521
Ford Credit Floorplan Master Owner Trust A, Series 2013-2, Class A, 2.09%, 03/15/22(b)		5,900	5,810,877
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1R, (LIBOR USD 3 Month + 1.22%), 3.71%, 07/24/30(a)(b)		22,078	22,094,514
Galaxy XV CLO Ltd., Series 2013-15A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.64%, 10/15/30(a)(b)		2,500	2,498,649
Galaxy XVIII CLO Ltd.(a)(b):
Series 2018-28A, Class A1, (LIBOR USD 3 Month + 1.10%), 3.44%, 07/15/31		13,250	13,208,720
Series 2018-28A, Class D, (LIBOR USD 3 Month + 3.00%), 5.34%, 07/15/31		1,000	991,498
Galaxy XX CLO Ltd.(a)(b):
Series 2015-20A, Class CR, (LIBOR USD 3 Month + 1.75%), 4.22%, 04/20/31		1,000	984,045

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Galaxy XX CLO Ltd. (continued)
Series 2015-20A, Class D1R, (LIBOR USD 3 Month + 2.60%), 5.07%, 04/20/31	USD	1,800	$1,769,907
Galaxy XXIX CLO Ltd., Series 2018-29A, Class D, (LIBOR USD 3 Month + 2.40%), 4.71%, 11/15/26(a)(b)		4,365	4,346,000
Galaxy XXV CLO Ltd.(a)(b):
Series 2018-25A, Class D, (LIBOR USD 3 Month + 3.10%), 5.44%, 10/25/31		1,000	1,001,060
Series 2018-25A, Class E, (LIBOR USD 3 Month + 5.95%), 8.29%, 10/25/31		750	740,051
Galaxy XXVI CLO Ltd., Series 2018-26A, Class E, (LIBOR USD 3 Month + 5.85%), 0.00%, 11/22/31(a)(b)		500	495,000
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (LIBOR USD 3 Month + 1.02%), 3.34%, 05/16/31(a)(b)		7,000	6,958,074
GoldenTree Loan Management US CLO 3 Ltd.(a)(b):
Series 2018-3A, Class AJ, (LIBOR USD 3 Month + 1.30%), 3.77%, 04/20/30		2,000	1,987,527
Series 2018-3A, Class C, (LIBOR USD 3 Month + 1.90%), 4.37%, 04/20/30		500	495,930
GoldenTree Loan Opportunities IX Ltd.(a)(b)(e):
Series 2014-9A, Class AR2, (LIBOR USD 3 Month + 1.11%), 3.62%, 10/29/29		17,500	17,500,000
Series 2014-9A, Class BR2, (LIBOR USD 3 Month + 1.60%), 4.11%, 10/29/29		900	900,000
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class AR, (LIBOR USD 3 Month + 1.12%), 3.59%, 07/20/31(a)(b)		3,300	3,295,573
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (LIBOR USD 3 Month + 1.07%), 3.52%, 01/18/31(a)(b)		2,188	2,183,424
GoldentTree Loan Management US CLO 1 Ltd.(a)(b):
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.20%), 4.67%, 04/20/29		2,000	2,004,900
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.35%), 5.82%, 04/20/29		750	753,839
GPARK_17, Class A, 3.63%, 10/15/30(c)		2,250	2,252,084
Greenpoint Manufactured Housing, Series 2000-1, Class A4, 8.14%, 03/20/30(c)		8,136	8,266,050
Greenwood Park CLO Ltd., Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.50%), 4.94%, 04/15/31(a)(b)		1,400	1,368,934
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, (LIBOR USD 1 Month + 1.55%), 3.83%, 03/15/27(a)(b)		2,400	2,391,382
Greywolf CLO V Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 3.00%), 5.49%, 01/27/31(a)(b)		1,000	990,558
Grippen Park CLO Ltd.(a)(b):
Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.26%), 3.73%, 01/20/30		2,000	2,002,686
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.30%), 4.77%, 01/20/30		1,000	1,001,398
GSAA Home Equity Trust, Series 2006-18, Class AF6, 5.68%, 11/25/36(d)		4,331	2,097,036
GSAMP Trust, Series 2006-HE6, Class A4, (LIBOR USD 1 Month + 0.24%), 2.52%, 08/25/36(a)		2,273	1,930,596
GT Loan Financing I Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 2.10%), 4.62%, 07/28/31(a)(b)		1,000	994,677

Security		Par (000)	Value
Asset-Backed Securities (continued)
Harvest CLO XVI DAC, Series 16X, Class ER, (EURIBOR 3 Month + 5.57%), 5.57%, 10/15/31(a)	EUR	235	$258,186
Highbridge Loan Management Ltd.(a)(b):
Series 12A-18, Class A2, (LIBOR USD 3 Month + 1.50%), 3.87%, 07/18/31	USD	1,000	985,536
Series 12A-18, Class B, (LIBOR USD 3 Month + 1.85%), 4.22%, 07/18/31		1,000	990,372
Series 4A-2014, Class A2R, (LIBOR USD 3 Month + 1.50%), 4.01%, 01/28/30(d)		3,000	2,962,354
Series 4A-2014, Class BR, (LIBOR USD 3 Month + 1.85%), 4.36%, 01/28/30		1,000	991,904
Series 6A-2015, Class A1R, (LIBOR USD 3 Month + 1.00%), 3.34%, 02/05/31		2,400	2,386,872
Series 6A-2015, Class BR, (LIBOR USD 3 Month + 1.75%), 4.09%, 02/05/31		1,100	1,083,680
Series 6A-2015, Class CR, (LIBOR USD 3 Month + 2.50%), 4.84%, 02/05/31		1,250	1,210,996
Series 7A-2015, Class CR, (LIBOR USD 3 Month + 1.70%), 4.01%, 03/15/27		1,050	1,043,638
Series 7A-2015, Class DR, (LIBOR USD 3 Month + 2.40%), 4.71%, 03/15/27		1,000	978,666
Series 8A-2016, Class CR, (LIBOR USD 3 Month + 1.95%), 4.30%, 07/20/30		1,000	987,240
Series 8A-2016, Class DR, (LIBOR USD 3 Month + 2.90%), 5.25%, 07/20/30		1,000	992,443
Honda Auto Receivables Owner Trust:
Series 2016-4, Class A4, 1.36%, 01/18/23		2,760	2,698,032
Series 2017-1, Class A4, 2.05%, 06/21/23		6,180	6,061,391
Series 2017-4, Class A4, 2.21%, 03/21/24		2,190	2,141,825
Series 2018-1, Class A4, 2.83%, 05/15/24		2,330	2,305,327
Series 2018-2, Class A4, 3.16%, 08/19/24		3,625	3,616,885
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.81%, 03/15/21(b)		420	418,503
Invitation Homes Trust(a)(b):
Series 2018-SFR1, Class F, (LIBOR USD 1 Month + 2.50%), 4.79%, 03/17/37		1,650	1,661,737
Series 2018-SFR2, Class E, (LIBOR USD 1 Month + 2.00%), 4.28%, 06/17/37		6,290	6,326,129
Series 2018-SFR2, Class F, (LIBOR USD 1 Month + 2.25%), 4.53%, 06/17/37		22,010	22,072,187
Series 2018-SFR3, Class A, (LIBOR USD 1 Month + 1.00%), 3.29%, 07/17/37		5,991	5,984,042
Series 2018-SFR3, Class E, (LIBOR USD 1 Month + 2.00%), 4.29%, 07/17/37		17,030	17,088,452
Series 2018-SFR3, Class F, (LIBOR USD 1 Month + 2.25%), 4.54%, 07/17/37		22,055	22,117,954
Series 2018-SFR4, Class A, (LIBOR USD 1 Month + 1.10%), 3.35%, 01/17/38		14,592	14,592,000
Series 2018-SFR4, Class C, (LIBOR USD 1 Month + 1.40%), 3.65%, 01/17/38		19,705	19,705,000
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M7, (LIBOR USD 1 Month + 0.80%), 3.08%, 07/25/36(a)		2,975	2,744,498
LCM 26 Ltd., Series 26A, Class A1, (LIBOR USD 3 Month + 1.07%), 3.54%, 01/20/31(a)(b)		7,500	7,492,008
LCM XIV LP(a)(b):
Series 14A, Class BR, (LIBOR USD 3 Month + 1.58%), 4.05%, 07/20/31		1,500	1,495,925
Series 14A, Class CR, (LIBOR USD 3 Month + 1.85%), 4.32%, 07/20/31		1,000	991,963

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
LCM XV LP, Series 15A, Class CR, (LIBOR USD 3 Month + 2.40%), 4.87%, 07/20/30(a)(b)	USD	1,500	$1,505,359
LCM XX LP, Series 20A, Class AR, (LIBOR USD 3 Month + 1.04%), 3.38%, 10/20/27(a)(b)		1,400	1,399,964
LCM XXIV Ltd., Series 24A, Class C, (LIBOR USD 3 Month + 2.25%), 4.72%, 03/20/30(a)(b)		500	499,615
LCM XXV Ltd., Series 25A, Class B2, (LIBOR USD 3 Month + 1.65%), 4.12%, 07/20/30(a)(b)		350	350,068
LCM_27-A-A1, Series 27A, Class A1, (LIBOR USD 3 Month + 1.08%), 3.53%, 07/16/31(a)		4,080	4,071,861
Long Beach Mortgage Loan Trust(a):
Series 2005-3, Class 1A, (LIBOR USD 1 Month + 0.52%), 2.80%, 08/25/45		2,684	2,611,827
Series 2006-4, Class 1A, (LIBOR USD 1 Month + 0.15%), 2.43%, 05/25/36		32,097	21,805,280
Series 2006-6, Class 2A3, (LIBOR USD 1 Month + 0.15%), 2.43%, 07/25/36		7,352	3,735,426
Series 2006-7, Class 1A, (LIBOR USD 1 Month + 0.16%), 2.44%, 08/25/36		8,984	5,853,353
Series 2006-10, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.44%, 11/25/36		4,898	2,193,122
Series 2006-10, Class 2A4, (LIBOR USD 1 Month + 0.22%), 2.50%, 11/25/36		4,699	2,119,011
Madison Park Funding X Ltd.(a)(b):
Series 2012-10A, Class AR, (LIBOR USD 3 Month + 1.45%), 3.92%, 01/20/29		12,500	12,518,871
Series 2012-10A, Class DR, (LIBOR USD 3 Month + 4.20%), 6.67%, 01/20/29		2,370	2,389,486
Series 2012-10A, Class ER, (LIBOR USD 3 Month + 7.62%), 10.09%, 01/20/29		1,000	1,014,164
Madison Park Funding XII Ltd., Series 2014-12A, Class AR, (LIBOR USD 3 Month + 1.26%), 3.73%, 07/20/26(a)(b)		640	641,438
Madison Park Funding XIII Ltd., Series 2014-13A, Class DR2, (LIBOR USD 3 Month + 2.85%), 5.30%, 04/19/30(a)(b)		1,000	996,584
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (LIBOR USD 3 Month + 2.20%), 4.71%, 01/27/26(a)(b)		1,450	1,452,502
Madison Park Funding XVI Ltd., Series 2015-16A, Class D, (LIBOR USD 3 Month + 5.50%), 7.97%, 04/20/26(a)(b)		500	501,219
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.66%, 10/21/30(a)(b)		7,500	7,520,292
Madison Park Funding XXI Ltd., Series 2016-21A, Class A2, (LIBOR USD 3 Month + 2.00%), 4.49%, 07/25/29(a)(b)		950	950,619
Madison Park Funding XXV Ltd., Series 2017-25A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.67%, 04/25/29(a)(b)		2,500	2,502,343
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.71%, 07/29/30(a)(b)		3,500	3,503,529
Madison Park Funding XXVII Ltd.(a)(b):
Series 2018-27A, Class A1A, (LIBOR USD 3 Month + 1.03%), 3.50%, 04/20/30		3,000	2,994,651
Series 2018-27A, Class B, (LIBOR USD 3 Month + 1.80%), 4.27%, 04/20/30		1,000	991,377
Series 2018-27A, Class C, (LIBOR USD 3 Month + 2.60%), 5.07%, 04/20/30		1,000	984,997

Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XXX Ltd., Series 2018-30A, Class D, (LIBOR USD 3 Month + 2.50%), 4.94%, 04/15/29(a)(b)	USD	1,500	$1,477,586
Marble Point CLO XI Ltd.(a)(b):
Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.18%), 3.62%, 12/18/30		8,000	7,984,781
Series 2017-2A, Class B, (LIBOR USD 3 Month + 1.50%), 3.94%, 12/18/30		1,500	1,484,516
MASTR Asset-Backed Securities Trust, Series 2006-AM2, Class A4, (LIBOR USD 1 Month + 0.26%), 2.54%, 06/25/36(a)(b)		3,698	2,926,410
Mercedes-Benz Master Owner Trust, Series 2018-BA, Class A, (LIBOR USD 1 Month + 0.34%), 2.62%, 05/15/23(a)(b)		3,550	3,556,362
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, (LIBOR USD 1 Month + 0.00%), 2.50%, 04/25/57(a)(b)		1,958	1,911,498
Mill Creek II CLO Ltd.(a)(b):
Series 2016-1A, Class C, (LIBOR USD 3 Month + 3.35%), 5.82%, 04/20/28		1,000	998,499
Series 2016-1A, Class D, (LIBOR USD 3 Month + 4.85%), 7.32%, 04/20/28		1,000	1,000,492
Series 2016-1A, Class E, (LIBOR USD 3 Month + 7.75%), 10.22%, 04/20/28		1,000	1,000,355
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.92%, 09/25/46(d)		765	342,091
MP CLO III Ltd., Series 2013-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 3.72%, 10/20/30(a)(b)		8,250	8,263,010
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, (LIBOR USD 1 Month + 1.20%), 3.48%, 12/15/28(a)(b)		1,328	1,345,812
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, (LIBOR USD 3 Month + 3.65%), 6.12%, 04/22/29(a)(b)		750	755,137
Neuberger Berman CLO XVIII Ltd.(a)(b):
Series 2014-18A, Class BR, (LIBOR USD 3 Month + 2.55%), 4.87%, 11/14/27		1,500	1,502,702
Series 2014-18A, Class CR, (LIBOR USD 3 Month + 4.25%), 6.57%, 11/14/27		1,250	1,254,441
Neuberger Berman CLO XXII Ltd.(a)(b):
Series 2016-22A, Class BR, (LIBOR USD 3 Month + 1.65%), 4.10%, 10/17/30		800	799,845
Series 2016-22A, Class CR, (LIBOR USD 3 Month + 2.20%), 4.65%, 10/17/30		1,000	999,169
Series 2016-22A, Class DR, (LIBOR USD 3 Month + 3.10%), 5.55%, 10/17/30		3,000	2,998,409
Neuberger Berman CLO XXIII Ltd.(a)(b):
Series 2016-23A, Class CR, (LIBOR USD 3 Month + 2.15%), 4.60%, 10/17/27		700	699,597
Series 2016-23A, Class DR, (LIBOR USD 3 Month + 2.90%), 5.35%, 10/17/27		600	599,966
Neuberger Berman Loan Advisers CLO 26 Ltd.(a)(b):
Series 2017-26A, Class A, (LIBOR USD 3 Month + 1.17%), 3.62%, 10/18/30		7,500	7,512,811
Series 2017-26A, Class B, (LIBOR USD 3 Month + 1.50%), 3.95%, 10/18/30		1,500	1,485,647
Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D, (LIBOR USD 3 Month + 2.60%), 5.04%, 01/15/30(a)(b)		1,000	983,081

7

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class D, (LIBOR USD 3 Month + 2.85%), 5.32%, 04/20/30(a)(b)	USD	500	$490,743
Nissan Auto Receivables Owner Trust:
Series 2017-C, Class A3, 2.12%, 04/18/22		2,560	2,518,417
Series 2018-A, Class A3, 2.65%, 05/16/22		3,040	3,016,004
Nissan Master Owner Trust Receivables:
Series 2016-A, Class A2, 1.54%, 06/15/21		2,930	2,903,296
Series 2017-B, Class A, (LIBOR USD 1 Month + 0.43%), 2.71%, 04/18/22(a)		2,955	2,965,190
Series 2017-C, Class A, (LIBOR USD 1 Month + 0.32%), 2.60%, 10/17/22(a)		2,960	2,963,844
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class AR, (LIBOR USD 3 Month + 1.13%), 3.60%, 07/20/26(a)(b)		7,707	7,713,047
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class DR, (LIBOR USD 3 Month + 2.90%), 5.38%, 07/23/30(a)(b)		1,000	994,998
Oaktree CLO Ltd., Series 2014-2A, Class A1AR, (LIBOR USD 3 Month + 1.22%), 3.69%, 10/20/26(a)(b)		1,000	1,000,405
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 01/15/29(b)		1,225	1,240,937
Series 1999-C, Class A2, 7.48%, 08/15/27		5,431	5,294,627
Series 2001-D, Class A3, 5.90%, 09/15/22(c)		502	402,514
Series 2002-B, Class A4, 7.09%, 06/15/32(c)		93	100,731
OCP CLO Ltd.(a)(b):
Series 2012-2A, Class A1R, (LIBOR USD 3 Month + 1.40%), 3.71%, 11/22/25		2,826	2,827,659
Series 2012-2A, Class DR, (LIBOR USD 3 Month + 4.47%), 6.78%, 11/22/25		1,000	1,003,208
Series 2015-8A, Class CR, (LIBOR USD 3 Month + 2.80%), 5.25%, 04/17/27		1,000	1,001,050
Series 2016-11A, Class A1AR, (LIBOR USD 3 Month + 1.27%), 3.78%, 10/26/30		1,000	1,002,801
OCP Euro CLO DAC(a):
Series 2017-2X, Class E, (EURIBOR 3 Month + 5.00%), 5.00%, 01/15/32	EUR	298	326,577
Series 2017-2X, Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32		200	209,169
OCP Euro DAC, Series 2017-1X, Class E, (EURIBOR 3 Month + 5.35%), 5.35%, 06/18/30(a)		400	447,883
OCT26_16(a):
Series 2016-1, Class AR, (LIBOR USD 3 Month + 1.80%), 4.24%, 04/20/31	USD	2,250	2,221,526
Series 2016-1, Class AR, (LIBOR USD 3 Month + 2.85%), 5.29%, 04/20/31		1,250	1,250,234
Series 2016-1, Class AR, (LIBOR USD 3 Month + 5.40%), 7.84%, 04/20/31		875	860,730
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.25%), 4.69%, 07/15/29(a)(b)		1,000	1,001,241
Octagon Investment Partners 34 Ltd., Series 2017-1A, Class B1, (LIBOR USD 3 Month + 1.40%), 3.87%, 01/20/30(a)(b)		2,000	1,980,469
Octagon Investment Partners 35 Ltd., Series 2018-1A, Class C, (LIBOR USD 3 Month + 2.60%), 5.07%, 01/20/31(a)(b)		1,000	985,171
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class E, (LIBOR USD 3 Month + 5.75%), 0.00%, 10/20/30(a)(b)		800	789,996

Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class A1AR, (LIBOR USD 3 Month + 1.17%), 3.61%, 07/15/29(a)(b)	USD	2,200	$2,201,683
Octagon Investment Partners XVII Ltd.(a)(b):
Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.00%), 3.49%, 01/25/31		2,000	1,992,798
Series 2013-1A, Class BR2, (LIBOR USD 3 Month + 1.40%), 3.89%, 01/25/31		1,000	993,280
Series 2013-1A, Class ER2, (LIBOR USD 3 Month + 5.15%), 7.64%, 01/25/31		500	484,941
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 2.75%), 5.22%, 01/22/30(a)(b)		1,750	1,733,552
OHA Credit Partners XI Ltd., Series 2015-11A, Class DR, (LIBOR USD 3 Month + 2.95%), 5.45%, 01/20/32(a)(b)		400	400,000
OHA Credit Partners XIV Ltd., Series 2017-14A, Class B, (LIBOR USD 3 Month + 1.50%), 3.97%, 01/21/30(a)(b)		1,000	989,619
OHA Loan Funding Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.41%), 3.72%, 08/15/29(a)(b)		1,000	1,002,735
OZLM Funding IV Ltd., Series 2013-4A, Class BR, (LIBOR USD 3 Month + 2.20%), 4.67%, 10/22/30(a)(b)		1,500	1,502,645
OZLM VI Ltd.(a)(b):
Series 2014-6A, Class A2AS, (LIBOR USD 3 Month + 1.75%), 4.20%, 04/17/31		1,400	1,399,038
Series 2014-6A, Class B1S, (LIBOR USD 3 Month + 2.10%), 4.55%, 04/17/31		1,000	998,590
Series 2014-6A, Class CS, (LIBOR USD 3 Month + 3.13%), 5.58%, 04/17/31		1,200	1,208,268
OZLM XI Ltd.(a)(b):
Series 2015-11A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.77%, 10/30/30		8,750	8,764,897
Series 2015-11A, Class CR, (LIBOR USD 3 Month + 3.60%), 6.12%, 10/30/30		1,100	1,108,790
OZLM XIX Ltd.(a)(b):
Series 2017-19A, Class A1, (LIBOR USD 3 Month + 1.22%), 3.66%, 11/22/30		10,000	10,014,427
Series 2017-19A, Class C, (LIBOR USD 3 Month + 3.10%), 5.54%, 11/22/30		1,000	1,002,692
OZLM XX Ltd.(a)(b):
Series 2018-20A, Class B, (LIBOR USD 3 Month + 1.95%), 4.42%, 04/20/31		1,500	1,487,689
Series 2018-20A, Class C, (LIBOR USD 3 Month + 2.95%), 5.42%, 04/20/31		1,500	1,486,695
OZLME BV, Series 1X, Class E, (EURIBOR 3 Month + 6.45%), 6.45%, 01/18/30(a)	EUR	238	272,026
OZLME II DAC, Series 2X, Class E, (EURIBOR 3 Month + 4.90%), 4.90%, 10/15/30(a)		148	161,288
Palmer Square CLO Ltd.(a)(b):
Series 2013-2A, Class A2RR, (LIBOR USD 3 Month + 1.75%), 4.20%, 10/17/31(e)	USD	1,350	1,349,865
Series 2013-2A, Class AARR, (LIBOR USD 3 Month + 1.20%), 3.65%, 10/17/31(e)		500	500,000
Series 2013-2A, Class BRR, (LIBOR USD 3 Month + 2.20%), 4.65%, 10/17/31(e)		800	800,000
Series 2013-2A, Class CRR, (LIBOR USD 3 Month + 3.20%), 5.65%, 10/17/31(e)		800	800,000
Series 2013-2A, Class DRR, (LIBOR USD 3 Month + 5.85%), 8.30%, 10/17/31(e)		1,000	989,900

8

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd. (continued)
Series 2014-1A, Class CR2, (LIBOR USD 3 Month + 2.65%), 5.10%, 01/17/31	USD	500	$487,066
Series 2014-1A, Class DR2, (LIBOR USD 3 Month + 5.70%), 8.15%, 01/17/31		1,500	1,460,161
Series 2015-2A, Class A1AR, (LIBOR USD 3 Month + 1.27%), 3.74%, 07/20/30		1,000	1,001,554
Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.47%, 04/18/31		12,500	12,437,301
Series 2018-1A, Class A2, (LIBOR USD 3 Month + 1.45%), 3.89%, 04/18/31		3,000	2,960,117
Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.75%), 4.19%, 04/18/31		1,000	984,788
Series 2018-1A, Class C, (LIBOR USD 3 Month + 2.50%), 4.94%, 04/18/31		1,000	974,544
Series 2018-1A, Class D, (LIBOR USD 3 Month + 5.15%), 7.59%, 04/18/31		1,000	991,238
Series 2018-2A, Class A1A, (LIBOR USD 3 Month + 1.10%), 3.36%, 07/16/31		3,000	2,990,520
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class A2R, (LIBOR USD 3 Month + 1.80%), 4.11%, 08/23/31(a)(b)		2,600	2,599,352
PFS Financing Corp.(b):
Series 2016-BA, Class A, 1.87%, 10/15/21		830	819,331
Series 2018-B, Class A, 2.89%, 02/15/23		1,540	1,522,366
Progress Residential Trust(b):
Series 2015-SFR3, Class F, 6.64%, 11/12/32		1,625	1,674,961
Series 2016-SFR2, Class E, (LIBOR USD 1 Month + 3.55%), 5.84%, 01/17/34(a)		7,809	7,854,919
Series 2018-SFR3, Class F, 5.37%, 10/17/35		30,710	30,793,488
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (LIBOR USD 3 Month + 1.21%), 3.65%, 10/15/30(a)(b)		8,000	8,008,378
Rockford Tower CLO Ltd.(a)(b):
Series 2017-2A, Class C, (LIBOR USD 3 Month + 2.30%), 4.74%, 10/15/29		1,000	1,004,816
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.19%), 3.66%, 10/20/30		17,000	17,012,609
Series 2017-3A, Class E, (LIBOR USD 3 Month + 5.75%), 8.22%, 10/20/30		1,180	1,158,420
Series 2018-1A, Class A, (LIBOR USD 3 Month + 1.10%), 3.36%, 05/20/31		7,000	6,969,657
Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.72%), 3.98%, 05/20/31		1,000	996,774
Series 2018-1A, Class D, (LIBOR USD 3 Month + 3.00%), 5.26%, 05/20/31		500	496,801
Series 2018-2A, Class A, (LIBOR USD 3 Month + 1.16%), 3.59%, 10/20/31		3,500	3,492,094
Series 2018-2A, Class B, (LIBOR USD 3 Month + 1.80%), 4.23%, 10/20/31		1,125	1,122,304
Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.20%), 4.63%, 10/20/31		700	692,973
Series 2018-2A, Class D, (LIBOR USD 3 Month + 3.10%), 5.53%, 10/20/31		600	593,748
Series 2018-2A, Class E, (LIBOR USD 3 Month + 6.00%), 8.43%, 10/20/31		800	781,046
RR 3 Ltd., Series 2018-3A, Class A1R2, (LIBOR USD 3 Month + 1.09%), 3.53%, 01/15/30(a)(b)		4,500	4,487,570
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR USD 3 Month + 2.25%), 4.68%, 10/15/31(a)(b)(e)		1,250	1,249,875
Santander Drive Auto Receivables Trust, Series 2014-4, Class D, 3.10%, 11/16/20		1,628	1,629,961

Security		Par (000)	Value
Asset-Backed Securities (continued)
SLM Private Education Loan Trust(b):
Series 2011-B, Class A2, 3.74%, 02/15/29	USD	311	$311,829
Series 2013-A, Class A2A, 1.77%, 05/17/27		116	115,386
Series 2013-B, Class A2A, 1.85%, 06/17/30		355	352,604
Series 2013-B, Class A2B, (LIBOR USD 1 Month + 1.10%), 3.38%, 06/17/30(a)		633	635,602
SMB Private Education Loan Trust(b):
Series 2014-A, Class A2A, 3.05%, 05/15/26		2,432	2,426,108
Series 2015-C, Class A2B, (LIBOR USD 1 Month + 1.40%), 3.68%, 07/15/27(a)		1,501	1,520,365
Series 2016-A, Class A2A, 2.70%, 05/15/31		789	773,155
Series 2016-B, Class A2A, 2.43%, 02/17/32		915	882,787
Series 2016-C, Class A2A, 2.34%, 09/15/34		4,030	3,905,873
Series 2017-A, Class A2B, (LIBOR USD 1 Month + 0.90%), 3.18%, 09/15/34(a)		5,620	5,660,939
Series 2018-A, Class A2A, 3.50%, 02/15/36		2,170	2,149,873
Series 2018-B, Class A2B, (LIBOR USD 1 Month + 0.72%), 3.00%, 01/15/37(a)		1,770	1,765,750
SoFi Professional Loan Program LLC(b):
Series 2015-D, Class A2, 2.72%, 10/27/36		994	976,410
Series 2016-A, Class A1, (LIBOR USD 1 Month + 1.75%), 4.03%, 08/25/36(a)		1,394	1,436,278
Series 2016-C, Class A2B, 2.36%, 12/27/32		430	419,276
Series 2016-D, Class A2A, 1.53%, 04/25/33		130	129,966
Series 2016-D, Class A2B, 2.34%, 04/25/33		570	552,132
Series 2017-F, Class A2FX, 2.84%, 01/25/41		2,250	2,181,513
Series 2018-A, Class A2A, 2.39%, 02/25/42		1,109	1,097,228
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.07%), 3.58%, 01/26/31(a)(b)		3,400	3,390,106
Sound Point CLO XII Ltd., Series 2016-2A, Class D, (LIBOR USD 3 Month + 4.25%), 6.72%, 10/20/28(a)(b)		1,000	1,001,641
Sound Point CLO XXI Ltd., Series 2018-3A, Class A1A, (LIBOR USD 3 Month + 1.18%), 3.59%, 10/26/31(a)(b)		6,600	6,596,175
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, (LIBOR USD 3 Month + 1.15%), 3.59%, 04/18/31(a)(b)		6,000	6,002,924
Stanwich Mortgage Loan Co., Series 2016-NPA1, Class NOTE, 3.84%, 10/16/46(b)(c)		3,109	3,102,799
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.60%), 5.04%, 01/15/30(a)(b)		1,700	1,679,930
Symphony CLO XII Ltd.(a)(b):
Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.03%), 3.47%, 10/15/25		932	932,367
Series 2013-12A, Class DR, (LIBOR USD 3 Month + 3.25%), 5.69%, 10/15/25		1,500	1,501,746
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, (LIBOR USD 3 Month + 4.00%), 6.48%, 01/23/28(a)(b)		1,000	1,009,611
TCI-Cent CLO Ltd., Series 2016-1A, Class A2, (LIBOR USD 3 Month + 2.20%), 4.71%, 12/21/29(a)(b)		4,000	4,013,140
THL Credit Wind River CLO Ltd.(a)(b):
Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.34%), 3.79%, 04/18/29		1,500	1,502,812
Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.23%), 3.70%, 07/20/30		10,000	10,011,047
TIAA CLO III Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.15%), 3.59%, 01/16/31(a)(b)		10,000	9,977,604

9

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
TICP CLO IX Ltd.(a)(b):
Series 2017-9A, Class A, (LIBOR USD 3 Month + 1.14%), 3.61%, 01/20/31	USD	750	$749,800
Series 2017-9A, Class B, (LIBOR USD 3 Month + 1.60%), 4.07%, 01/20/31		1,000	997,577
TICP CLO VI Ltd., Series 2016-5A, Class ER, (LIBOR USD 3 Month + 5.75%), 8.20%, 07/17/31(a)(b)		1,000	982,783
TICP CLO XI Ltd.(a)(b):
Series 2018-11A, Class A, (LIBOR USD 3 Month + 1.18%), 3.62%, 10/20/31		3,000	2,998,412
Series 2018-11A, Class C, (LIBOR USD 3 Month + 2.15%), 4.59%, 10/20/31		1,200	1,198,621
Series 2018-11A, Class D, (LIBOR USD 3 Month + 3.05%), 5.49%, 10/20/31		1,100	1,099,535
Series 2018-11A, Class E, (LIBOR USD 3 Month + 6.00%), 8.44%, 10/20/31		1,000	999,508
Towd Point Mortgage Trust(b)(c):
Series 2016-3, Class A1, 2.25%, 04/25/56		1,214	1,181,576
Series 2016-4, Class A1, 2.25%, 07/25/56		2,334	2,260,368
Toyota Auto Receivables Owner Trust:
Series 2017-C, Class A4, 1.98%, 12/15/22		8,585	8,338,099
Series 2017-D, Class A4, 2.12%, 02/15/23		1,250	1,217,174
Series 2018-B, Class A3, 2.96%, 09/15/22		2,840	2,829,084
Treman Park CLO Ltd.(a)(b):
Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.37%), 3.84%, 04/20/27		4,000	4,004,930
Series 2015-1A, Class D, (LIBOR USD 3 Month + 3.86%), 6.33%, 04/20/27		1,000	1,003,067
Series 2015-1A, Class DRR, (LIBOR USD 3 Month + 2.65%), 0.00%, 10/20/28		1,000	1,000,000
Tricon American Homes Trust, Series 2017-SFR2, Class F, 5.10%, 01/17/36(b)		7,938	7,947,388
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, (LIBOR USD 3 Month + 0.89%), 3.33%, 04/15/29(a)(b)		1,400	1,396,772
Unique Pub Finance Co. plc (The), Series A4, 5.66%, 06/30/27	GBP	843	1,183,853
USAA Auto Owner Trust, Series 2016-1, Class A4, 1.39%, 11/15/21	USD	2,616	2,589,207
Venture XXIV CLO Ltd., Series 2016-24A, Class A1P, (LIBOR USD 3 Month + 1.56%), 4.03%, 10/20/28(a)(b)		3,750	3,751,219
Venture XXVI CLO Ltd., Series 2017-26A, Class D, (LIBOR USD 3 Month + 4.25%), 6.72%, 01/20/29(a)(b)		1,000	1,011,487
Vibrant CLO V Ltd., Series 2016-5A, Class C, (LIBOR USD 3 Month + 2.80%), 5.27%, 01/20/29(a)(b)		1,000	1,005,947
Vibrant CLO VII Ltd., Series 2017-7A, Class D, (LIBOR USD 3 Month + 6.60%), 9.07%, 09/15/30(a)(b)		500	506,043
Voya CLO Ltd.(a)(b):
Series 2014-1A, Class BR2, (LIBOR USD 3 Month + 1.90%), 4.34%, 04/18/31		1,000	1,002,600
Series 2014-1A, Class CR2, (LIBOR USD 3 Month + 2.80%), 5.24%, 04/18/31		1,000	982,226
Series 2014-4A, Class BR2, (LIBOR USD 3 Month + 2.09%), 4.53%, 07/14/31		500	497,767
Series 2016-2A, Class D, (LIBOR USD 3 Month + 6.95%), 9.40%, 07/19/28		1,500	1,500,471

Security		Par (000)	Value
Asset-Backed Securities (continued)
Voya CLO Ltd. (continued)
Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.33%), 5.78%, 04/17/30	USD	800	$803,831
Series 2017-2A, Class D, (LIBOR USD 3 Month + 6.02%), 8.46%, 06/07/30		900	905,882
Series 2017-3A, Class C, (LIBOR USD 3 Month + 3.55%), 6.02%, 07/20/30		900	906,002
Series 2018-1A, Class C, (LIBOR USD 3 Month + 2.60%), 4.94%, 04/19/31		2,000	1,960,199
Series 2018-2A, Class E, (LIBOR USD 3 Month + 5.25%), 7.62%, 07/15/31		1,500	1,461,221
Series 2018-3A, Class A1A, (LIBOR USD 3 Month + 1.15%), 3.66%, 10/15/31		3,300	3,296,176
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE1, Class A, (LIBOR USD 1 Month + 0.14%), 2.42%, 07/25/37(a)(b)		3,868	3,740,178
Washington Mutual Asset-Backed CertificatesTrust, Series 2006-HE5, Class 1A, (LIBOR USD 1 Month + 0.16%), 2.44%, 10/25/36(a)		20,808	17,924,735
Webster Park CLO Ltd.(a)(b):
Series 2015-1A, Class A1BR, (LIBOR USD 3 Month + 1.35%), 3.82%, 07/20/30		3,800	3,781,698
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 2.90%), 5.37%, 07/20/30		1,000	998,002
Series 2015-1A, Class DR, (LIBOR USD 3 Month + 5.50%), 7.97%, 07/20/30		2,250	2,229,053
Wellfleet CLO Ltd., Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.32%), 3.79%, 04/20/29(a)(b)		2,000	2,003,709
Westcott Park CLO Ltd.(a)(b):
Series 2016-1A, Class D, (LIBOR USD 3 Month + 4.35%), 6.82%, 07/20/28		500	505,388
Series 2016-1A, Class E, (LIBOR USD 3 Month + 7.20%), 9.67%, 07/20/28		1,000	1,011,620
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59%, 05/20/25(b)		94	94,214
York CLO 1 Ltd.(a)(b):
Series 2014-1A, Class ARR, (LIBOR USD 3 Month + 1.12%), 3.29%, 10/22/29		7,300	7,287,975
Series 2014-1A, Class BRR, (LIBOR USD 3 Month + 1.65%), 3.82%, 10/22/29		2,100	2,098,140
York CLO-1 Ltd.(a)(b):
Series 2014-1A, Class CRR, (LIBOR USD 3 Month + 2.10%), 4.27%, 10/22/29		1,300	1,299,994
Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 3.01%), 5.18%, 10/22/29		2,800	2,796,807
York CLO-2 Ltd.(a)(b):
Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 3.62%, 01/22/31		18,000	17,963,689
Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.45%), 3.92%, 01/22/31		1,000	989,620
York CLO-3 Ltd.(a)(b):
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 3.60%), 6.07%, 10/20/29		2,000	2,011,525
Series 2016-1A, Class ER, (LIBOR USD 3 Month + 6.40%), 8.87%, 10/20/29		2,750	2,775,161
York CLO-4 Ltd., Series 2016-2A, Class D, (LIBOR USD 3 Month + 4.10%), 6.57%, 01/20/30(a)(b)		1,750	1,772,876
York CLO-5 Ltd., Series 2018-1A, Class E, (LIBOR USD 3 Month + 6.01%), 8.44%, 10/22/31(a)(b)		500	498,729

Total Asset-Backed Securities — 10.3% (Cost: $1,636,316,957)			1,648,357,105

10

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 17.8%

Aerospace & Defense — 0.1%
BAE Systems plc	685,335	$4,595,367
Raytheon Co.	4,627	809,910
Thales SA	56,590	7,227,563
United Technologies Corp.	88,558	10,999,789

		23,632,629
Air Freight & Logistics — 0.2%
bpost SA	237,969	3,611,555
Cia de Distribucion Integral Logista Holdings SA	272,797	6,586,293
Deutsche Post AG (Registered)	459,862	14,520,266
Royal Mail plc	197,751	907,861
United Parcel Service, Inc., Class B	46,927	4,999,603

		30,625,578
Airlines — 0.0%
Copa Holdings SA, Class A	63,452	4,595,828
Deutsche Lufthansa AG (Registered)	3,603	72,324

		4,668,152
Auto Components — 0.0%
BorgWarner, Inc.	17,943	707,134
Continental AG	10,736	1,769,141
Lear Corp.	5,860	778,794
Nokian Renkaat OYJ	85,519	2,720,219

		5,975,288
Automobiles — 0.2%
Bayerische Motoren Werke AG	140,931	12,135,679
Daimler AG (Registered)	212,264	12,573,797
Ford Otomotiv Sanayi A/S	21,460	230,458
Hero MotoCorp Ltd.	103,217	3,853,489
Tofas Turk Otomobil Fabrikasi A/S	5,707	21,541

		28,814,964
Banks — 1.1%
Banco Macro SA, ADR	85,016	3,799,365
Bank Mandiri Persero Tbk. PT	15,087,200	6,779,005
Bank of China Ltd., Class H	22,252,000	9,480,275
Citigroup, Inc.	140,404	9,190,846
Citizens Financial Group, Inc.	171,140	6,392,079
Credicorp Ltd.	6,760	1,525,800
CTBC Financial Holding Co. Ltd.	1,369,000	916,725
DBS Group Holdings Ltd.	444,000	7,533,538
Erste Group Bank AG(f)	169,058	6,881,919
FinecoBank Banca Fineco SpA	816,666	8,535,488
First Financial Holding Co. Ltd.	923,140	584,018
Grupo Financiero Banorte SAB de CV, Class O	1,512,767	8,322,983
HDFC Bank Ltd.	431,902	11,214,565
IndusInd Bank Ltd.	430,589	8,301,118
Industrial & Commercial Bank of China Ltd., Class H	21,794,000	14,786,642
Komercni banka A/S	5,046	191,489
M&T Bank Corp.	47,394	7,839,442
Mega Financial Holding Co. Ltd.	66,000	55,888
Moneta Money Bank A/S(b)	426,218	1,413,197
Shinhan Financial Group Co. Ltd.	276,260	10,289,535
Siam Commercial Bank PCL (The), NVDR	2,275,900	9,444,884
Skandinaviska Enskilda Banken AB, Class A	11,797	122,080
SunTrust Banks, Inc.	22,496	1,409,599
Svenska Handelsbanken AB, Class A	555,153	6,034,426
Swedbank AB, Class A	14,077	316,656
TCS Group Holding plc, GDR	433,142	7,190,157
United Overseas Bank Ltd.	410,000	7,249,004
US Bancorp	150,900	7,887,543

Security	Shares	Value
Banks (continued)
Wells Fargo & Co.	150,651	$8,019,153

		171,707,419
Beverages — 0.4%
Carlsberg A/S, Class B	1,493	164,703
Cia Cervecerias Unidas SA	2,374	29,511
Coca-Cola Co. (The)	370,639	17,746,195
Diageo plc	461,396	15,951,158
Heineken NV	128,776	11,585,633
PepsiCo, Inc.	167,057	18,773,866
Wuliangye Yibin Co. Ltd., Class A	129,000	895,407

		65,146,473
Biotechnology — 0.1%
AbbVie, Inc.	136,325	10,612,901
Amgen, Inc.	26,007	5,013,890
Celgene Corp.	405	28,998
Gilead Sciences, Inc.	21,174	1,443,643

		17,099,432
Building Products — 0.0%
AO Smith Corp.	16,561	754,022
Fortune Brands Home & Security, Inc.	6,772	303,589

		1,057,611
Capital Markets — 0.1%
Deutsche Boerse AG	62,695	7,922,929
IG Group Holdings plc	464,660	3,590,297
Natixis SA	7,332	42,804
TP ICAP plc	108,903	403,457

		11,959,487
Chemicals — 0.0%
BASF SE	7,191	551,827
Celanese Corp.	7,284	706,111
Eastman Chemical Co.	6,242	489,061
EMS-Chemie Holding AG (Registered)	73	40,221
Evonik Industries AG	31,063	960,958
Formosa Chemicals & Fibre Corp.	86,000	312,099
Koninklijke DSM NV	4,696	410,002
PTT Global Chemical PCL, NVDR	158,300	369,811

		3,840,090
Commercial Services & Supplies — 0.1%
Loomis AB, Class B	207,073	6,402,623
S-1 Corp.	44,284	3,750,200
Societe BIC SA	18,795	1,799,303
Toppan Printing Co. Ltd.	22,000	311,023
Waste Management, Inc.	91,440	8,181,137

		20,444,286
Communications Equipment — 0.1%
Cisco Systems, Inc.	333,695	15,266,546
Motorola Solutions, Inc.	6,723	823,971

		16,090,517
Construction & Engineering — 0.3%
Bouygues SA	446,108	16,252,022
HOCHTIEF AG	28,928	4,286,792
Larsen & Toubro Ltd.	609,859	10,717,146
Skanska AB, Class B	249,910	3,928,487
Vinci SA	136,732	12,169,061

		47,353,508
Containers & Packaging — 0.2%
Amcor Ltd.(h)	1,540,948	14,540,714
International Paper Co.	231,671	10,508,596

		25,049,310

11

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Distributors — 0.1%
Genuine Parts Co.	149,238	$14,613,385

Diversified Financial Services — 0.0%
Fubon Financial Holding Co. Ltd.	670,000	1,051,166

Diversified Telecommunication Services — 0.5%
BCE, Inc.	198,868	7,696,703
Elisa OYJ	104,195	4,145,504
HKT Trust & HKT Ltd.(g)	2,494,000	3,439,646
Koninklijke KPN NV	36,608	96,591
Nippon Telegraph & Telephone Corp.	30,000	1,237,159
PCCW Ltd.	1,941,000	1,065,744
Swisscom AG (Registered)	18,987	8,693,801
Telenor ASA	630,068	11,552,527
Telia Co. AB	1,838,745	8,277,098
TELUS Corp.	740,360	25,352,599

		71,557,372
Electric Utilities — 0.5%
CLP Holdings Ltd.	63,500	711,545
EDP - Energias de Portugal SA	1,867,593	6,565,982
Endesa SA	257,867	5,391,763
Evergy, Inc.	111,180	6,224,968
Fortum OYJ	322,780	6,794,747
Iberdrola SA	3,256,314	23,041,101
Inter RAO UES PJSC	90,355,085	5,466,716
OGE Energy Corp.	54,314	1,963,451
Pinnacle West Capital Corp.	76,447	6,287,766
Power Assets Holdings Ltd.	191,500	1,278,821
PPL Corp.	32,372	984,109
Red Electrica Corp. SA	316,549	6,554,608
SSE plc	74,610	1,087,472
Terna Rete Elettrica Nazionale SpA	1,017,994	5,258,440

		77,611,489
Electrical Equipment — 0.1%
AMETEK, Inc.	44,367	2,976,139
Eaton Corp. plc	29,003	2,078,645
Schneider Electric SE	82,559	5,969,932

		11,024,716
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	26,537	2,375,061
Corning, Inc.	71,388	2,280,847
Hexagon AB, Class B	79,904	3,910,792
Merry Electronics Co. Ltd.	589,000	2,552,647
TE Connectivity Ltd.	95,632	7,212,565

		18,331,912
Entertainment — 0.1%
Konami Holdings Corp.	1,300	49,595
NetEase, Inc., ADR	39,293	8,167,050

		8,216,645
Equity Real Estate Investment Trusts (REITs) — 2.0%
Alexandria Real Estate Equities, Inc.	84,002	10,267,564
Ascendas REIT	5,811,821	10,582,696
Assura plc	17,093,494	11,417,166
AvalonBay Communities, Inc.	77,577	13,605,454
Boston Properties, Inc.	120,624	14,566,554
British Land Co. plc (The)	1,187,966	8,971,910
Community Healthcare Trust, Inc.	87,416	2,598,003
CyrusOne, Inc.	179,816	9,571,606
EPR Properties	239,784	16,482,752
Equinix, Inc.	25,455	9,640,827
Extra Space Storage, Inc.	478	43,049
Frasers Logistics & Industrial Trust	4,406,710	3,244,543

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Highwoods Properties, Inc.	271,119	$11,560,514
Ichigo Office REIT Investment	4,218	3,462,309
Invincible Investment Corp.	14,833	6,143,808
Japan Rental Housing Investments, Inc.	10,595	8,315,592
Kenedix Office Investment Corp.	1,600	9,915,100
Kenedix Retail REIT Corp.	2,961	6,295,929
Klepierre SA	44,430	1,505,619
Land Securities Group plc	16,295	177,259
Link REIT	699,500	6,216,524
National Storage REIT	8,904,213	10,758,708
PLA Administradora Industrial S de RL de CV	5,179,274	6,297,765
Prologis, Inc.	207,402	13,371,207
PRS REIT plc (The)(f)	2,264,678	2,923,658
Ramco-Gershenson Properties Trust	853,692	11,337,030
Regency Centers Corp.	16,750	1,061,280
RioCan REIT	874,890	15,949,987
Sabra Health Care REIT, Inc.	227,227	4,919,465
Scentre Group	4,009,454	11,295,677
Secure Income REIT plc	897,602	4,336,850
Simon Property Group, Inc.(h)	70,541	12,945,684
Spirit Realty Capital, Inc.	1,016,483	7,948,897
Takara Leben Real Estate Investment Corp.(f)	4,263	3,311,635
Target Healthcare REIT Ltd.	3,864,606	5,409,015
Tritax Big Box REIT plc	5,186,367	9,468,540
Unibail-Rodamco-Westfield	48,452	8,767,830
Unibail-Rodamco-Westfield(e)	31,365	5,675,782
VEREIT, Inc.	586,044	4,295,702
VICI Properties, Inc.	315,145	6,803,981
Vornado Realty Trust	1,609	109,541

		311,573,012
Food & Staples Retailing — 0.2%
ICA Gruppen AB	58,986	2,086,891
Jeronimo Martins SGPS SA	183,722	2,255,001
Koninklijke Ahold Delhaize NV	329,656	7,545,995
Sysco Corp.	6,838	487,754
Wal-Mart de Mexico SAB de CV	1,836,000	4,689,140
Walmart, Inc.	85,863	8,610,342
Wm Morrison Supermarkets plc	118,303	374,806

		26,049,929
Food Products — 0.2%
Associated British Foods plc	141,684	4,319,490
Conagra Brands, Inc.	60,395	2,150,062
Nestle Malaysia Bhd.	27,900	958,781
Nestle SA (Registered)	347,183	29,310,268
Uni-President Enterprises Corp.	253,000	613,235

		37,351,836
Gas Utilities — 0.1%
Naturgy Energy Group SA	259,937	6,388,639
UGI Corp.	45,328	2,405,104

		8,793,743
Health Care Equipment & Supplies — 0.1%
Ansell Ltd.	259,521	4,278,544
Koninklijke Philips NV	161,426	6,020,521
Medtronic plc	88,849	7,980,417
Siemens Healthineers AG(b)(f)	36,519	1,511,402

		19,790,884
Health Care Providers & Services — 0.2%
Aetna, Inc.	3,009	596,986
AmerisourceBergen Corp.	35,931	3,161,928
Express Scripts Holding Co.(f)	5,123	496,777
Fresenius Medical Care AG & Co. KGaA	76,320	5,992,380

12

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Providers & Services (continued)
Notre Dame Intermedica Participacoes SA(f)	1,325,112	$8,549,224
Quest Diagnostics, Inc.	34,554	3,251,877
Sonic Healthcare Ltd.	465,150	7,444,658
UnitedHealth Group, Inc.	4,038	1,055,331

		30,549,161
Hotels, Restaurants & Leisure — 0.1%
Carnival Corp.	83,546	4,681,918
Carnival plc	19,305	1,052,229
Compass Group plc	39,041	767,890
Crown Resorts Ltd.	137,637	1,224,677
Darden Restaurants, Inc.	5,239	558,215
Domino’s Pizza, Inc.	2,101	564,728
Flight Centre Travel Group Ltd.	3,596	118,621
Las Vegas Sands Corp.	141,734	7,232,686
Royal Caribbean Cruises Ltd.	2,813	294,606
TUI AG	35,701	592,325

		17,087,895
Household Durables — 0.1%
Barratt Developments plc	119,654	784,807
Electrolux AB	62,094	1,290,300
MRV Engenharia e Participacoes SA	2,538,826	8,636,716
Persimmon plc	138,510	4,053,791
Taylor Wimpey plc	1,121,760	2,309,735
Toll Brothers, Inc.	79,740	2,684,048

		19,759,397
Household Products — 0.1%
Procter & Gamble Co. (The)	131,531	11,664,169

Independent Power and Renewable Electricity Producers — 0.0%
Engie Brasil Energia SA	3,400	36,361
NTPC Ltd.	2,661,258	5,745,893

		5,782,254
Industrial Conglomerates — 0.1%
3M Co.	47,489	9,035,257
SK Holdings Co. Ltd.	39,304	9,049,987

		18,085,244
Insurance — 1.4%
Admiral Group plc	11,268	289,655
Allianz SE (Registered)	142,285	29,640,805
Allstate Corp. (The)	14,436	1,381,814
Assicurazioni Generali SpA	854,476	13,788,537
AXA SA	620,933	15,539,892
BB Seguridade Participacoes SA	1,248,487	8,933,819
China Pacific Insurance Group Co. Ltd., Class H	2,614,000	9,759,112
CNP Assurances(f)	123,892	2,761,241
Direct Line Insurance Group plc	1,737,600	7,301,880
Gjensidige Forsikring ASA	146,923	2,273,358
Hannover Rueck SE	43,935	5,908,415
Hartford Financial Services Group, Inc. (The)	32,696	1,485,052
Hiscox Ltd.	314,915	6,541,538
Legal & General Group plc	997,123	3,199,646
Mapfre SA	859,826	2,569,324
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	42,111	9,044,834
Old Mutual Ltd.(f)	4,580,822	6,962,542
Phoenix Group Holdings	646,655	4,970,282
Ping An Insurance Group Co. of China Ltd., Class H	981,000	9,274,405
Powszechny Zaklad Ubezpieczen SA	404,734	4,124,635
Progressive Corp. (The)	44,478	3,100,117
Prudential Financial, Inc.	25,686	2,408,833
Sampo OYJ, Class A	476,074	21,893,252
SCOR SE	350,548	16,199,104

Security	Shares	Value
Insurance (continued)
Tryg A/S	89,261	$2,151,722
Zurich Insurance Group AG(f)	76,643	23,796,227

		215,300,041
Interactive Media & Services — 0.0%
Facebook, Inc., Class A(f)	9,063	1,375,673

Internet & Direct Marketing Retail — 0.0%
Amazon.com, Inc.(f)	4,639	7,413,168
eBay, Inc.	10,901	316,456

		7,729,624
IT Services — 0.1%
Amadeus IT Group SA	41,845	3,369,551
Broadridge Financial Solutions, Inc.	8,702	1,017,612
Cognizant Technology Solutions Corp., Class A	4,847	334,588
Computershare Ltd.	7,770	109,112
Fidelity National Information Services, Inc.	38,246	3,981,409
Fujitsu Ltd.	600	36,503
GDS Holdings Ltd., ADR(f)(h)	104,088	2,442,945
Obic Co. Ltd.	1,800	163,872
Paychex, Inc.	84,706	5,547,396
Total System Services, Inc.	215	19,597
Western Union Co. (The)	33,812	609,968

		17,632,553
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	63,170	4,092,784
Lonza Group AG (Registered)(f)	31,708	9,970,246

		14,063,030
Machinery — 0.2%
IDEX Corp.	1,369	173,617
Illinois Tool Works, Inc.	10,104	1,288,967
Ingersoll-Rand plc	18,503	1,775,178
Kone OYJ, Class B	305,706	14,880,081
Metso OYJ	77,352	2,442,151
Sandvik AB	39,295	621,207
Spirax-Sarco Engineering plc	74,845	6,182,193
Volvo AB, Class B	36,679	547,770
Wartsila OYJ Abp	324,000	5,513,055

		33,424,219
Media — 0.1%
Astro Malaysia Holdings Bhd.	107,100	34,598
CBS Corp. (Non-Voting), Class B	9,580	549,413
Comcast Corp., Class A	71,707	2,734,905
Eutelsat Communications SA	127,700	2,586,512
Media Nusantara Citra Tbk. PT	49,935,351	2,569,239
ProSiebenSat.1 Media SE	170,777	3,943,495
RTL Group SA	47,569	3,053,183

		15,471,345
Metals & Mining — 0.1%
BHP Billiton Ltd.	5,741	132,466
Centamin plc	3,168,952	4,024,242
Ferrexpo plc	2,699,216	7,185,688
Rio Tinto plc	4,158	201,874

		11,544,270
Multiline Retail — 0.1%
Canadian Tire Corp. Ltd., Class A	3,419	384,740
Dollar General Corp.	13,665	1,522,008
Kohl’s Corp.	43,593	3,301,298
Lojas Renner SA(f)	793,826	8,037,448
Target Corp.	70,668	5,909,965

		19,155,459

13

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Multi-Utilities — 0.1%
Ameren Corp.	51,536	$3,328,195
Engie SA	749,387	9,957,249
Innogy SE(f)	100,667	4,198,234
National Grid plc	394,858	4,171,298

		21,654,976
Oil, Gas & Consumable Fuels — 4.4%
Anadarko Petroleum Corp.	7,453	396,500
Andeavor Logistics LP	244,686	9,802,121
Antero Midstream Partners LP	588,313	17,737,637
Bharat Petroleum Corp. Ltd.	1,564,720	5,835,338
BP Midstream Partners LP	579,323	10,572,645
BP plc	1,969,167	14,224,712
China Petroleum & Chemical Corp., Class H	3,508,000	2,857,533
CNOOC Ltd.	4,474,000	7,619,133
ConocoPhillips	1,468	102,613
Delek Logistics Partners LP	97,465	3,079,894
Enagas SA	128,892	3,417,374
Energy Transfer LP	5,127,536	79,681,909
Eni SpA	39,140	695,117
EnLink Midstream Partners LP	503,450	7,632,302
Enterprise Products Partners LP	2,893,531	77,604,501
EQT Midstream Partners LP	500,019	22,955,872
Galp Energia SGPS SA	19,402	337,367
Genesis Energy LP	1,095,937	24,231,167
Kinder Morgan, Inc.	691,626	11,771,475
LUKOIL PJSC, ADR	126,746	9,460,281
Magellan Midstream Partners LP	979,956	60,443,686
Marathon Petroleum Corp.	9,818	691,678
MPLX LP	2,063,921	69,368,385
Occidental Petroleum Corp.	16,420	1,101,289
ONEOK, Inc.	391,065	25,653,864
Phillips 66 Partners LP	222,317	11,965,310
Plains All American Pipeline LP	2,722,407	59,266,800
Qatar Gas Transport Co. Ltd.	1,927,472	9,184,839
Royal Dutch Shell plc, Class A	58,668	1,869,052
Royal Dutch Shell plc, Class B	450,483	14,691,569
Shell Midstream Partners LP	827,592	16,915,980
Snam SpA	2,146,961	8,876,731
Tallgrass Energy LP	838,142	18,237,970
Targa Resources Corp.	343,806	17,764,456
TOTAL SA	509,736	29,908,975
Valero Energy Partners LP	211,910	8,895,982
Western Gas Partners LP	696,069	27,536,490
Williams Cos., Inc. (The)	581,635	14,151,180

		706,539,727
Paper & Forest Products — 0.1%
UPM-Kymmene OYJ	389,684	12,527,854

Personal Products — 0.1%
L’Oreal SA	10,947	2,466,428
Unilever plc	350,678	18,575,286

		21,041,714
Pharmaceuticals — 1.4%
AstraZeneca plc	270,460	20,687,395
Bristol-Myers Squibb Co.	108,622	5,489,756
Eli Lilly & Co.	46,204	5,010,362
GlaxoSmithKline plc	598,943	11,600,185
Hypera SA	1,196,707	9,508,700
Johnson & Johnson	175,988	24,636,560
Merck & Co., Inc.	111,395	8,199,786
Novartis AG (Registered)	329,682	28,871,033
Novo Nordisk A/S, Class B	375,804	16,229,680

Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	338,680	$14,583,561
Richter Gedeon Nyrt.	538,087	9,995,231
Roche Holding AG	58,194	14,162,232
Sanofi	540,331	48,284,285
Zoetis, Inc.	13,365	1,204,855

		218,463,621
Professional Services — 0.1%
Adecco Group AG (Registered)	45,680	2,236,951
ManpowerGroup, Inc.	2,599	198,278
RELX plc	479,489	9,482,690
SGS SA (Registered)	1,976	4,693,100
Wolters Kluwer NV	85,034	4,824,367

		21,435,386
Real Estate Management & Development — 0.2%
Entra ASA(b)	379,938	5,141,075
Land & Houses PCL, NVDR	16,965,800	5,284,350
LEG Immobilien AG	51,117	5,587,551
Swiss Prime Site AG (Registered)(f)	55,916	4,537,215
Vonovia SE	265,480	12,131,505

		32,681,696
Road & Rail — 0.0%
Norfolk Southern Corp.	7,565	1,269,634

Semiconductors & Semiconductor Equipment — 0.4%
Applied Materials, Inc.	3,642	119,749
ASML Holding NV	19,753	3,402,338
Intel Corp.	20,626	966,947
Maxim Integrated Products, Inc.	132,441	6,624,699
Nanya Technology Corp.	4,285,000	7,154,890
NXP Semiconductors NV(f)	3,086	231,419
Phison Electronics Corp.	11,000	72,337
Powertech Technology, Inc.	182,000	399,226
Silergy Corp.	244,000	3,108,667
Taiwan Semiconductor Manufacturing Co. Ltd.	3,589,000	26,943,995
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	343,484	13,086,740

		62,111,007
Software — 0.1%
CDK Global, Inc.	24,599	1,408,047
Check Point Software Technologies Ltd.(f)	24,666	2,737,926
Microsoft Corp.	104,531	11,164,956
SAP SE(h)	59,632	6,385,006
Synopsys, Inc.(f)	1,792	160,438
Trend Micro, Inc.	1,700	97,862

		21,954,235
Specialty Retail — 0.1%
Best Buy Co., Inc.	6,193	434,501
Home Depot, Inc. (The)	175	30,779
Home Product Center PCL, NVDR	1,926,500	867,572
Nitori Holdings Co. Ltd.	25,900	3,381,852
Tiffany & Co.	1,009	112,302
Vivo Energy plc(b)(f)	3,137,581	4,599,993

		9,426,999
Technology Hardware, Storage & Peripherals — 0.1%
Advantech Co. Ltd.	12,000	82,801
Apple, Inc.	17,899	3,917,375
Canon, Inc.	260,300	7,414,232
Chicony Electronics Co. Ltd.	213,326	427,567

		11,841,975

14

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value
Textiles, Apparel & Luxury Goods — 0.1%
ANTA Sports Products Ltd.		947,000	$3,909,729
Li Ning Co. Ltd.(f)		6,188,500	5,821,478
LVMH Moet Hennessy Louis Vuitton SE		2,947	894,136
Moncler SpA		84,170	2,923,037
VF Corp.		35,388	2,932,958
Yue Yuen Industrial Holdings Ltd.		32,500	89,237

			16,570,575
Tobacco — 0.6%
Altria Group, Inc.		441,502	28,715,290
British American Tobacco plc		764,052	33,121,859
Imperial Brands plc		434,502	14,717,725
Japan Tobacco, Inc.		195,300	5,018,297
Philip Morris International, Inc.		141,042	12,421,569

			93,994,740
Trading Companies & Distributors — 0.0%
Ferguson plc		15,601	1,051,812

Transportation Infrastructure — 0.1%
Atlantia SpA		365,061	7,335,494
Grupo Aeroportuario del Pacifico SAB de CV, Class B		672,770	5,565,776
Jiangsu Expressway Co. Ltd., Class H		5,670,000	7,606,221

			20,507,491
Water Utilities — 0.0%
Severn Trent plc		12,790	303,946

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, ADR, Class L		371,821	5,350,504
China Mobile Ltd.		1,049,000	9,826,904
Far EasTone Telecommunications Co. Ltd.		1,957,814	4,665,441
Mobile TeleSystems PJSC, ADR		599,737	4,803,894
Rogers Communications, Inc., Class B		325,261	16,749,169
Turkcell Iletisim Hizmetleri A/S		110,069	223,984
Vodafone Group plc		174,614	328,368

			41,948,264
Total Common Stocks — 17.8% (Cost: $2,835,429,462)			2,833,380,819

		Par (000)
Corporate Bonds — 28.3%

Aerospace & Defense — 0.4%
Arconic, Inc.:
6.15%, 08/15/20	USD	1,625	1,671,719
5.40%, 04/15/21		1,000	1,010,000
5.87%, 02/23/22		2,270	2,302,915
5.13%, 10/01/24		4,886	4,840,560
5.90%, 02/01/27		1,298	1,288,265
BBA US Holdings, Inc., 5.38%, 05/01/26(b)		1,136	1,123,220
Bombardier, Inc.(b):
7.75%, 03/15/20		1,102	1,143,325
8.75%, 12/01/21		3,027	3,254,025
5.75%, 03/15/22		4,874	4,819,168
6.00%, 10/15/22		1,023	1,003,819
6.13%, 01/15/23		3,170	3,130,375
7.50%, 12/01/24		3,947	4,011,139
7.50%, 03/15/25		6,888	6,885,933
BWX Technologies, Inc., 5.38%, 07/15/26(b)		850	852,125
KLX, Inc., 5.88%, 12/01/22(b)		6,928	7,135,840
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)		944	975,152

Security		Par (000)	Value
Aerospace & Defense (continued)
L3 Technologies, Inc., 4.95%, 02/15/21	USD	1,000	$1,025,382
TransDigm UK Holdings plc, 6.88%, 05/15/26(b)		1,717	1,712,707
TransDigm, Inc.:
5.50%, 10/15/20		500	500,000
6.00%, 07/15/22		2,161	2,171,805
6.50%, 07/15/24		2,900	2,931,436
6.50%, 05/15/25		2,895	2,884,144
6.38%, 06/15/26		1,731	1,696,380
United Technologies Corp.:
1.90%, 05/04/20		5,000	4,894,282
3.35%, 08/16/21		1,285	1,278,864
3.65%, 08/16/23		645	638,961

			65,181,541
Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 3.13%, 01/15/21		2,733	2,729,856
XPO Logistics, Inc.(b):
6.50%, 06/15/22		858	879,450
6.13%, 09/01/23		2,410	2,468,322

			6,077,628
Airlines — 0.1%
American Airlines Group, Inc.(b):
5.50%, 10/01/19		360	363,942
4.63%, 03/01/20		957	957,000
Avianca Holdings SA, 8.38%, 05/10/20		5,239	5,219,354
Delta Air Lines, Inc.:
3.40%, 04/19/21		2,000	1,980,142
3.63%, 03/15/22		1,725	1,695,883
Southwest Airlines Co., 2.65%, 11/05/20		2,000	1,975,887
Virgin Australia Pass-Through Trust, Series 2013-1A, Class A, 5.00%, 10/23/23(b)		418	424,066

			12,616,274
Auto Components — 0.2%
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	1,087	1,078,092
Adler Pelzer Holding GmbH, 4.13%, 04/01/24		577	627,397
Allison Transmission, Inc., 5.00%, 10/01/24(b)	USD	655	635,756
American Axle & Manufacturing, Inc.:
6.63%, 10/15/22		409	415,135
6.25%, 04/01/25		490	462,437
6.50%, 04/01/27		350	332,938
GKN Holdings Ltd., 3.38%, 05/12/32	GBP	800	957,816
Goodyear Dunlop Tires Europe BV, 3.75%, 12/15/23	EUR	690	786,085
Goodyear Tire & Rubber Co. (The):
5.13%, 11/15/23	USD	615	603,315
5.00%, 05/31/26		435	395,850
Icahn Enterprises LP:
6.00%, 08/01/20		1,621	1,635,184
5.88%, 02/01/22		1,000	1,000,100
6.25%, 02/01/22		3,160	3,190,210
6.75%, 02/01/24		4,025	4,045,125
6.38%, 12/15/25		2,675	2,658,281
IHO Verwaltungs GmbH(i):
2.75% (2.75% Cash or 3.50% PIK), 09/15/21	EUR	845	960,669
4.12% (4.12% Cash or 4.88% PIK), 09/15/21(b)	USD	300	291,000
3.25% (3.25% Cash or 4.00% PIK), 09/15/23	EUR	1,355	1,536,659
4.50% (4.50% Cash or 5.25% PIK), 09/15/23(b)	USD	300	279,375
3.75% (3.75% Cash or 4.50% PIK), 09/15/26	EUR	325	364,908
4.75% (4.75% Cash or 5.50% PIK), 09/15/26(b)	USD	600	540,000

15

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Auto Components (continued)
LKQ Italia Bondco SpA, 3.88%, 04/01/24	EUR	400	$470,462
Schaeffler Finance BV, 4.75%, 05/15/23(b)	USD	2,221	2,193,238
Tenneco Inc, 5.00%, 07/15/24	EUR	970	1,155,999
Tenneco, Inc., 5.00%, 07/15/26	USD	500	415,000
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%(a)(j)		1,513	1,381,747
ZF North America Capital, Inc., 4.75%, 04/29/25(b)		199	192,496

			28,605,274
Automobiles — 0.1%
BMW US Capital LLC, 1.85%, 09/15/21(b)		450	430,488
Fiat Chrysler Automobiles NV:
4.50%, 04/15/20		1,060	1,062,650
3.75%, 03/29/24	EUR	990	1,199,608
Fiat Chrysler Finance Europe SA:
6.75%, 10/14/19		310	371,089
4.75%, 07/15/22		557	697,817
Hyundai Capital America, 2.55%, 04/03/20(b)	USD	815	800,627
Jaguar Land Rover Automotive plc:
4.25%, 11/15/19(b)		200	199,250
3.50%, 03/15/20(b)		850	833,000
5.63%, 02/01/23(b)		150	142,875
4.50%, 01/15/26	EUR	184	193,790
4.50%, 10/01/27(b)	USD	450	357,187
Nissan Motor Acceptance Corp.(b):
2.15%, 07/13/20		1,000	977,938
3.65%, 09/21/21		800	800,356
Tesla, Inc., 5.30%, 08/15/25(b)		1,412	1,254,915
Toyota Motor Corp., 3.18%, 07/20/21		1,700	1,698,171
Volvo Car AB, 2.00%, 01/24/25	EUR	800	854,018

			11,873,779
Banks — 7.4%
ABN AMRO Bank NV(a)(j):
(EUR Swap Annual 5 Year + 5.45%), 5.75%		6,400	7,593,285
(EUR Swap Annual 5 Year + 3.90%), 4.75%		2,900	3,102,858
Al Ahli Bank of Kuwait KSCP, (USD Swap Semi 5 Year + 4.17%), 7.25%(a)(j)	USD	2,210	2,204,475
Allied Irish Banks plc(a):
(EUR Swap Annual 5 Year + 7.34%), 7.38%(j)	EUR	4,990	6,083,889
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/25		1,580	1,870,118
Australia & New Zealand Banking Group Ltd.:
2.05%, 09/23/19	USD	2,200	2,180,760
2.25%, 11/09/20		1,340	1,309,789
2.70%, 11/16/20		2,000	1,972,141
2.55%, 11/23/21		3,000	2,904,395
(USD Swap Rate 5 Year + 5.17%), 6.75%(a)(b)(j)		8,634	8,860,642
(USD Swap Rate 5 Year + 5.17%), 6.75%(a)(j)		2,062	2,116,128
Banco Bilbao Vizcaya Argentaria SA(a)(j):
(EUR Swap Annual 5 Year + 6.16%), 7.00%	EUR	2,800	3,201,231
(EUR Swap Annual 5 Year + 9.18%), 8.88%		1,400	1,762,120
Banco BPM SpA:
4.25%, 01/30/19		300	341,652
2.75%, 07/27/20		1,300	1,468,778
1.75%, 04/24/23		570	582,518
Banco de Sabadell SA, (EUR Swap Annual 5 Year + 6.41%), 6.50%(a)(j)		1,800	1,972,510
Banco Espirito Santo SA(k):
2.63%, 05/08/17		800	271,836
4.75%, 01/15/18		1,500	488,455
4.00%, 01/21/19		5,400	1,804,312

Security		Par (000)	Value
Banks (continued)
Banco Santander SA(a)(j):
(EUR Swap Annual 5 Year + 5.41%), 6.25%	EUR	5,100	$5,747,632
(EUR Swap Annual 5 Year + 6.80%), 6.75%		3,400	4,100,209
(EUR Swap Annual 5 Year + 4.10%), 4.75%		400	396,166
Bank of America Corp.:
Series L, 2.25%, 04/21/20	USD	3,000	2,956,551
5.63%, 07/01/20		1,635	1,696,818
2.15%, 11/09/20		4,000	3,903,768
5.00%, 05/13/21		1,000	1,035,173
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(a)		2,760	2,707,063
(LIBOR USD 3 Month + 0.37%), 2.74%, 01/23/22(a)		755	739,999
2.50%, 10/21/22		920	873,987
3.30%, 01/11/23		900	879,856
(LIBOR USD 3 Month + 0.93%), 2.82%, 07/21/23(a)		1,715	1,650,869
Bank of East Asia Ltd. (The)(a)(j):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.83%), 5.50%		2,303	2,265,576
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.68%), 5.63%		874	845,927
Bank of Ireland(a):
(EUR Swap Annual 5 Year + 6.96%), 7.38%(j)	EUR	5,040	6,076,758
(EUR Swap Annual 5 Year + 3.55%), 4.25%, 06/11/24		1,664	1,920,162
Bank of Ireland Group plc, (U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.70%), 3.12%, 09/19/27(a)	GBP	190	233,946
Bank of Montreal:
1.50%, 07/18/19	USD	4,200	4,157,462
3.10%, 07/13/20		1,700	1,697,835
Series D, 3.10%, 04/13/21		1,000	993,661
Bank of Nova Scotia (The):
2.45%, 03/22/21		3,200	3,129,186
3.13%, 04/20/21		3,000	2,977,657
Bankia SA(a):
(EUR Swap Annual 5 Year + 5.82%), 6.00%(j)	EUR	7,600	8,510,506
(EUR Swap Annual 5 Year + 6.22%), 6.37%(j)		800	894,793
(EUR Swap Annual 5 Year + 3.17%), 4.00%, 05/22/24		900	1,033,402
(EUR Swap Annual 5 Year + 3.35%), 3.38%, 03/15/27		300	347,507
Barclays Bank plc:
5.13%, 01/08/20	USD	2,000	2,039,550
2.65%, 01/11/21		1,560	1,525,948
Barclays plc:
(EUR Swap Annual 5 Year + 5.88%), 6.50%(a)(j)	EUR	2,800	3,262,123
2.88%, 06/08/20	USD	2,000	1,975,544
3.25%, 01/12/21		3,085	3,038,904
(USD Swap Semi 5 Year + 6.77%), 7.88%(a)(j)		40,653	41,872,590
4.38%, 09/11/24		1,400	1,335,887
(EUR Swap Annual 5 Year + 2.45%), 2.63%, 11/11/25(a)	EUR	800	917,147
5.20%, 05/12/26	USD	400	388,249
BB&T Corp.:
2.45%, 01/15/20		930	921,715
2.63%, 06/29/20		2,385	2,359,920
2.15%, 02/01/21		4,200	4,091,435
3.20%, 09/03/21		180	179,268
BNP Paribas SA:
2.38%, 05/21/20		3,000	2,959,741

16

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
BNP Paribas SA (continued)
(USD Swap Semi 5 Year + 6.31%), 7.63%(a)(b)(j)	USD	13,792	$14,326,440
(USD Swap Semi 5 Year + 4.92%), 6.75%(a)(b)(j)		14,142	14,301,098
(EUR Swap Annual 5 Year + 5.23%), 6.12%(a)(j)	EUR	6,590	7,995,836
3.80%, 01/10/24(b)	USD	770	748,906
(USD Swap Semi 5 Year + 2.84%), 5.13%(a)(b)(j)		25,225	22,229,531
(USD Swap Semi 5 Year + 3.98%), 7.00%(a)(b)(j)		2,750	2,708,750
Busan Bank Co. Ltd., 3.63%, 07/25/26		1,941	1,763,594
CaixaBank SA(a):
(EUR Swap Annual 5 Year + 6.50%), 6.75%(j)	EUR	3,000	3,567,915
(EUR Swap Annual 5 Year + 4.50%), 5.25%(j)		1,600	1,651,117
(EUR Swap Annual 5 Year + 3.35%), 3.50%, 02/15/27		300	355,599
(EUR Swap Annual 5 Year + 2.35%), 2.75%, 07/14/28		700	795,069
Canadian Imperial Bank of Commerce, 2.10%, 10/05/20	USD	2,000	1,954,694
China Construction Bank Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 4.65%(a)(j)		1,205	1,187,425
Chong Hing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.03%), 3.88%, 07/26/27(a)		1,405	1,332,994
CIT Group, Inc.:
4.13%, 03/09/21		345	344,138
5.00%, 08/15/22		1,200	1,204,500
5.00%, 08/01/23		4,457	4,468,142
5.25%, 03/07/25		1,195	1,202,469
Citibank NA:
2.10%, 06/12/20		1,370	1,344,754
2.13%, 10/20/20		5,000	4,882,981
3.40%, 07/23/21		700	697,004
Citigroup, Inc.:
2.45%, 01/10/20		5,420	5,369,999
2.70%, 03/30/21		3,000	2,937,961
2.75%, 04/25/22		1,825	1,764,179
(LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/23(a)		135	131,789
Citizens Bank NA:
2.55%, 05/13/21		3,145	3,060,215
3.70%, 03/29/23		760	751,815
Comerica Bank, 2.50%, 06/02/20		1,000	986,561
Commonwealth Bank of Australia:
2.05%, 09/18/20(b)		730	711,677
2.55%, 03/15/21		4,000	3,918,278
Cooperatieve Rabobank UA:
(EUR Swap Annual 5 Year + 5.25%), 5.50%(a)(j)	EUR	3,760	4,471,745
4.50%, 01/11/21	USD	430	438,269
2.50%, 01/19/21		4,072	3,983,355
3.13%, 04/26/21		825	817,500
(EUR Swap Annual 5 Year + 6.70%), 6.62%(a)(j)	EUR	2,200	2,735,307
3.88%, 09/26/23(b)	USD	1,500	1,491,577
Credit Agricole SA(a)(j):
(LIBOR USD 3 Month + 6.98%), 8.37%(b)		850	879,750
(EUR Swap Annual 5 Year + 5.12%), 6.50%	EUR	6,920	8,445,378
(USD Swap Semi 5 Year + 4.90%), 7.88%(b)	USD	10,275	10,621,781
(USD Swap Semi 5 Year + 6.19%), 8.13%(b)		29,118	31,230,977

Security		Par (000)	Value
Banks (continued)
Dah Sing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 4.25%, 11/30/26(a)	USD	880	$863,397
Danske Bank A/S(a)(j):
(EUR Swap Annual 6 Year + 4.64%), 5.75%	EUR	550	611,277
(EUR Swap Annual 5 Year + 5.47%), 5.88%		6,240	7,138,554
(USD Swap Semi 7 Year + 3.90%), 6.13%	USD	19,590	17,508,563
(US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.13%), 7.00%		8,425	7,782,594
Discover Bank:
3.10%, 06/04/20		2,000	1,984,286
3.35%, 02/06/23		905	874,016
DNB Bank ASA(a)(j):
(USD Swap Semi 5 Year + 4.08%), 5.75%		1,000	993,750
(USD Swap Semi 5 Year + 5.08%), 6.50%		5,000	4,993,390
DNB Boligkreditt A/S, 2.00%, 05/28/20(b)		4,500	4,418,311
Erste Group Bank AG(a)(j):
(EUR Swap Annual 5 Year + 9.02%), 8.88%	EUR	3,200	4,157,228
(EUR Swap Annual 5 Year + 6.20%), 6.50%		1,600	1,894,889
Fifth Third Bancorp:
2.88%, 07/27/20	USD	2,000	1,981,980
2.60%, 06/15/22		500	480,610
Fifth Third Bank:
2.25%, 06/14/21		500	484,933
3.35%, 07/26/21		1,300	1,293,802
Hongkong & Shanghai Banking Corp. Ltd. (The), Series 3H, (LIBOR USD 3 Month + 0.00%), 2.75%(a)(j)		900	683,100
HSBC Bank USA NA, 4.88%, 08/24/20		2,170	2,220,933
HSBC Holdings plc:
3.40%, 03/08/21		1,525	1,516,951
5.10%, 04/05/21		1,000	1,034,270
2.95%, 05/25/21		1,000	983,533
(USD Swap Rate 5 Year + 5.51%), 6.87%(a)(j)		28,124	29,143,495
(LIBOR USD 3 Month + 0.65%), 2.98%, 09/11/21(a)		1,400	1,402,534
(EUR Swap Annual 5 Year + 4.38%), 5.25%(a)(j)	EUR	4,200	4,951,221
(LIBOR USD 3 Month + 1.06%), 3.26%, 03/13/23(a)	USD	1,915	1,870,625
(USD Swap Rate 5 Year + 3.45%), 6.25%(a)(j)		1,600	1,554,000
(LIBOR USD 3 Month + 1.00%), 3.32%, 05/18/24(a)		875	872,585
(USD Swap Rate 5 Year + 3.71%), 6.37%(a)(j)		2,000	1,938,000
(USD Swap Rate 5 Year + 4.37%), 6.38%(a)(j)		10,330	10,033,012
(GBP Swap 5 Year + 4.28%), 5.88%(a)(j)	GBP	500	634,307
(USD Swap Rate 5 Year + 3.75%), 6.00%(a)(j)	USD	58,777	54,074,840
(USD Swap Rate 5 Year + 3.61%), 6.50%(a)(j)		21,173	19,876,154
Huntington National Bank (The):
2.38%, 03/10/20		1,095	1,081,659
3.25%, 05/14/21		1,000	990,863
ICICI Bank Ltd., 4.00%, 03/18/26		1,019	942,922
IKB Deutsche Industriebank AG, (EUR Swap Annual 5 Year + 3.62%), 4.00%, 01/31/28(a)	EUR	300	334,698
Industrial & Commercial Bank of China Asia Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 4.25%(a)(j)	USD	2,250	2,127,937
Industrial & Commercial Bank of China Ltd., 3.54%, 11/08/27		2,650	2,464,229
ING Groep NV:
3.15%, 03/29/22		745	724,500
4.10%, 10/02/23		645	640,683
(USD Swap Semi 5 Year + 4.45%), 6.50%(a)(j)		3,070	2,910,360

17

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
Intesa Sanpaolo SpA:
(EUR Swap Annual 5 Year + 6.88%), 7.00%(a)(j)	EUR	5,800	$6,688,407
3.38%, 01/12/23(b)	USD	405	366,746
6.63%, 09/13/23	EUR	858	1,082,472
5.02%, 06/26/24(b)	USD	1,500	1,322,406
5.71%, 01/15/26(b)		1,000	887,790
(EUR Swap Annual 5 Year + 7.19%), 7.75%(a)(j)	EUR	200	231,944
JPMorgan Chase & Co.:
2.25%, 01/23/20	USD	4,000	3,952,904
4.95%, 03/25/20		1,000	1,023,102
2.75%, 06/23/20		5,940	5,881,606
4.25%, 10/15/20		2,000	2,031,077
2.55%, 10/29/20		300	295,053
2.55%, 03/01/21		6,900	6,763,580
2.40%, 06/07/21		2,200	2,143,306
4.35%, 08/15/21		5,380	5,498,296
(LIBOR USD 3 Month + 0.94%), 2.78%, 04/25/23(a)		1,460	1,412,791
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(a)		1,230	1,211,848
(LIBOR USD 3 Month + 0.89%), 3.37%, 07/23/24(a)		1,255	1,255,012
Series U, (LIBOR USD 3 Month + 0.95%), 3.30%, 02/02/37(a)		8,499	7,404,754
Series W, (LIBOR USD 3 Month + 1.00%), 3.31%, 05/15/47(a)		37,356	32,079,465
KBC Group NV, (EUR Swap Annual 5 Year + 4.76%), 5.63%(a)(j)	EUR	5,311	6,053,101
KeyBank NA, 1.60%, 08/22/19	USD	520	513,975
KeyCorp, 5.10%, 03/24/21		5,800	6,003,185
Lloyds Bank plc, 2.70%, 08/17/20		3,000	2,957,668
Lloyds Banking Group plc:
3.00%, 01/11/22		750	728,315
4.50%, 11/04/24		480	469,009
(USD Swap Semi 5 Year + 4.50%), 7.50%(a)(j)		33,255	33,421,275
Macquarie Bank Ltd.(a)(j):
(USD Swap Semi 5 Year + 3.70%), 6.13%(b)		45,445	40,786,887
(USD Swap Semi 5 Year + 3.70%), 6.13%		1,680	1,507,800
Manufacturers & Traders Trust Co., 2.05%, 08/17/20		2,000	1,956,825
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 03/01/21		1,492	1,471,584
3.54%, 07/26/21		740	740,824
2.67%, 07/25/22		395	380,924
Nanyang Commercial Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 5.00%(a)(j)		2,500	2,295,625
National Australia Bank Ltd.:
2.63%, 07/23/20		4,000	3,950,827
2.40%, 12/07/21(b)		7,500	7,284,264
National Bank of Canada:
2.15%, 06/12/20		3,000	2,946,562
2.20%, 11/02/20		1,400	1,365,299
National Westminster Bank plc, Series C, (LIBID USD 3 Month + 0.25%), 2.63%(a)(j)		2,100	1,701,000
Nordea Bank AB:
(USD Swap Rate 5 Year + 3.56%), 5.50%(a)(b)(j)		510	504,900
1.63%, 09/30/19(b)		835	823,913
2.50%, 09/17/20(b)		250	245,571
(EUR Swap Annual 5 Year + 3.00%), 3.50%(a)(j)	EUR	575	588,513

Security		Par (000)	Value
Banks (continued)
Postal Savings Bank of China Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 4.50%(a)(j)	USD	1,439	$1,336,471
Regions Bank, (LIBOR USD 3 Month + 0.50%), 3.37%, 08/13/21(a)		1,650	1,641,907
Regions Financial Corp., 3.20%, 02/08/21		2,000	1,982,644
Royal Bank of Canada:
2.13%, 03/02/20		2,000	1,973,628
3.20%, 04/30/21		2,000	1,991,656
Royal Bank of Scotland Group plc:
(USD Swap Semi 5 Year + 5.80%), 7.50%(a)(j)		10,025	10,190,413
(USD Swap Semi 5 Year + 7.60%), 8.63%(a)(j)		42,858	45,054,472
6.13%, 12/15/22		1,750	1,809,726
Santander Holdings USA, Inc., 3.70%, 03/28/22		825	810,918
Santander UK Group Holdings plc:
3.57%, 01/10/23		1,080	1,043,338
(LIBOR USD 3 Month + 1.08%), 3.37%, 01/05/24(a)		250	238,587
(GBP Swap 5 Year + 5.79%), 6.75%(a)(j)	GBP	1,825	2,378,525
Santander UK plc:
2.38%, 03/16/20	USD	3,000	2,962,925
2.50%, 01/05/21		590	576,548
5.00%, 11/07/23(b)		11,225	11,252,321
Shinhan Financial Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.05%), 5.87%(a)(j)		3,200	3,179,200
Skandinaviska Enskilda Banken AB:
2.30%, 03/11/20		2,300	2,267,092
(USD Swap Semi 5 Year + 3.85%), 5.75%(a)(j)		4,800	4,779,197
2.63%, 03/15/21		1,000	977,789
(USD Swap Semi 5 Year + 3.49%), 5.63%(a)(j)		1,000	966,530
Societe Generale SA(a)(j):
(USD Swap Semi 5 Year + 6.24%), 7.38%(b)		17,475	17,715,281
(USD Swap Semi 5 Year + 4.98%), 7.88%(b)		8,100	8,150,625
(USD Swap Semi 5 Year + 4.98%), 7.88%		3,200	3,220,000
(USD Swap Rate 5 Year + 5.87%), 8.00%(b)		47,050	47,755,750
(USD Swap Semi 5 Year + 3.93%), 6.75%(b)		10,850	9,575,125
Standard Chartered plc, (USD Swap Semi 5 Year + 6.30%), 7.50%(a)(b)(j)		35,220	35,616,225
Sumitomo Mitsui Banking Corp.:
2.25%, 07/11/19		5,000	4,974,500
2.51%, 01/17/20		1,300	1,288,619
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 03/09/21		1,900	1,874,439
2.44%, 10/19/21		1,095	1,058,948
2.85%, 01/11/22		930	906,341
SunTrust Bank:
(LIBOR USD 3 Month + 0.50%), 3.53%, 10/26/21(a)		2,240	2,238,961
2.45%, 08/01/22		1,590	1,522,815
Svenska Handelsbanken AB:
1.50%, 09/06/19		2,700	2,665,337
2.40%, 10/01/20		2,000	1,963,101
(USD Swap Semi 5 Year + 3.34%), 5.25%(a)(j)		2,500	2,450,720
3.35%, 05/24/21		2,250	2,236,981
Swedbank AB(a)(j):
(USD Swap Semi 5 Year + 3.77%), 5.50%		6,000	5,925,000
(USD Swap Semi 5 Year + 4.11%), 6.00%		800	782,000
Toronto-Dominion Bank (The):
2.55%, 01/25/21		2,000	1,967,610
2.13%, 04/07/21		6,160	5,986,264
UBS Group Funding AG:
(USD Swap Semi 5 Year + 5.46%), 7.13%(a)(j)		1,900	1,932,946

18

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
UBS Group Funding AG (continued)
(USD Swap Rate 5 Year + 5.50%), 6.87%(a)(j)	USD	19,590	$19,927,967
2.65%, 02/01/22(b)		500	482,605
(EUR Swap Annual 5 Year + 5.29%), 5.75%(a)(j)	EUR	2,984	3,671,338
(USD Swap Semi 5 Year + 2.43%), 5.00%(a)(j)	USD	5,725	4,901,218
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(a)(b)		570	546,075
(USD Swap Semi 5 Year + 4.87%), 7.00%(a)(j)		14,196	14,781,585
(USD Swap Semi 5 Year + 4.59%), 6.87%(a)(j)		5,176	5,111,300
UniCredit SpA:
(EUR Swap Annual 5 Year + 6.10%), 6.75%(a)(j)	EUR	3,993	4,324,804
(EUR Swap Annual 5 Year + 9.30%), 9.25%(a)(j)		4,900	5,938,484
6.95%, 10/31/22		944	1,189,659
(EUR Swap Annual 5 Year + 4.10%), 5.75%, 10/28/25(a)		1,345	1,576,901
(EUR Swap Annual 5 Year + 4.32%), 4.38%, 01/03/27(a)		290	325,173
(USD Swap Rate 5 Year + 3.70%), 5.86%, 06/19/32(a)(b)	USD	700	598,884
United Overseas Bank Ltd.(a):
(USD Swap Semi 5 Year + 1.79%), 3.88%(j)		1,993	1,842,030
(USD Swap Semi 5 Year + 1.65%), 2.88%, 03/08/27		1,300	1,244,114
US Bank NA, (LIBOR USD 3 Month + 0.29%), 3.10%, 05/21/21(a)		5,000	4,980,042
Wells Fargo & Co.:
2.60%, 07/22/20		7,396	7,296,140
2.55%, 12/07/20		2,000	1,960,312
2.50%, 03/04/21		1,540	1,500,801
3.07%, 01/24/23		490	474,772
Wells Fargo Bank NA:
2.15%, 12/06/19		2,200	2,177,962
2.60%, 01/15/21		5,000	4,903,998
(LIBOR USD 3 Month + 0.49%), 3.33%, 07/23/21(a)		1,400	1,395,168
3.63%, 10/22/21		1,700	1,699,067
Westpac Banking Corp.:
1.60%, 08/19/19		1,300	1,285,705
2.15%, 03/06/20		5,000	4,928,312
2.60%, 11/23/20		3,000	2,956,799
2.65%, 01/25/21		2,000	1,965,804
(USD Swap Rate 5 Year + 2.89%), 5.00%(a)(j)		59,405	51,973,903
Wing Lung Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 3.75%, 11/22/27(a)		2,535	2,397,119
Woori Bank:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 5.25%(a)(j)		4,875	4,742,156
5.13%, 08/06/28		1,500	1,493,864
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/23		2,700	2,494,825
Zions Bancorp NA, 3.50%, 08/27/21		640	636,655

			1,184,189,863
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21		8,965	8,788,928
3.30%, 02/01/23		1,505	1,467,435
Central American Bottling Corp., 5.75%, 01/31/27(b)		6,794	6,692,090
Constellation Brands, Inc., 2.25%, 11/06/20		7,466	7,291,881
Cott Holdings, Inc., 5.50%, 04/01/25(b)		500	476,250

Security		Par (000)	Value
Beverages (continued)
Keurig Dr Pepper, Inc.(b):
3.55%, 05/25/21	USD	2,000	$1,990,544
4.06%, 05/25/23		655	651,484

			27,358,612
Biotechnology — 0.1%
AbbVie, Inc.:
2.50%, 05/14/20		5,000	4,934,699
2.30%, 05/14/21		2,355	2,281,702
3.38%, 11/14/21		1,365	1,357,719
2.90%, 11/06/22		360	348,484
3.75%, 11/14/23		785	777,495
Amgen, Inc.:
4.50%, 03/15/20		3,936	4,015,331
2.20%, 05/11/20		2,000	1,968,081
Baxalta, Inc., 2.88%, 06/23/20		596	589,408
Celgene Corp., 2.88%, 08/15/20		5,000	4,944,823
Gilead Sciences, Inc.:
2.55%, 09/01/20		2,000	1,976,311
2.50%, 09/01/23		350	331,390

			23,525,443
Building Products — 0.1%
CIMPOR Financial Operations BV, 5.75%, 07/17/24(b)		500	405,000
CPG Merger Sub LLC, 8.00%, 10/01/21(b)		735	735,000
Griffon Corp., 5.25%, 03/01/22		475	445,313
Masonite International Corp.(b):
5.63%, 03/15/23		2,108	2,094,825
5.75%, 09/15/26		614	583,300
PGT Escrow Issuer, Inc., 6.75%, 08/01/26(b)		310	319,300
St Marys Cement, Inc., 5.75%, 01/28/27(b)		300	297,000
Standard Industries, Inc.(b):
5.50%, 02/15/23		347	340,060
5.38%, 11/15/24		1,990	1,910,400
6.00%, 10/15/25		750	737,812
5.00%, 02/15/27		350	319,375
4.75%, 01/15/28		625	558,594
Summit Materials LLC, 6.13%, 07/15/23		400	387,000
Titan Global Finance plc, 2.38%, 11/16/24	EUR	476	512,023
USG Corp., 4.88%, 06/01/27(b)	USD	1,500	1,503,281

			11,148,283
Capital Markets — 2.1%
Ares Capital Corp., 3.88%, 01/15/20		2,000	2,006,544
Bank of New York Mellon Corp. (The):
Series G, 2.15%, 02/24/20		750	741,061
2.60%, 08/17/20		2,800	2,769,745
2.45%, 11/27/20		2,000	1,966,519
2.05%, 05/03/21		1,145	1,108,052
3.50%, 04/28/23		580	576,308
(LIBOR USD 3 Month + 0.63%), 2.66%, 05/16/23(a)		140	134,954
Blackstone CQP Holdco LP(b):
6.50%, 03/20/21		4,649	4,659,820
6.00%, 08/18/21		768	766,991
CCTI Ltd., 3.63%, 08/08/22		3,765	3,547,568
Charles Schwab Corp. (The), 3.25%, 05/21/21		2,000	1,993,323
China Cinda Finance Ltd., 4.25%, 04/23/25		5,980	5,733,311
Credit Suisse AG:
5.30%, 08/13/19		750	762,746
5.40%, 01/14/20		2,000	2,043,230
3.00%, 10/29/21		580	570,940
6.50%, 08/08/23(b)		6,850	7,236,231

19

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Capital Markets (continued)
Credit Suisse Group AG:
3.57%, 01/09/23(b)	USD	865	$844,678
(USD Swap Semi 5 Year + 4.60%), 7.50%(a)(b)(j)		62,945	64,046,538
(USD Swap Semi 5 Year + 3.46%), 6.25%(a)(b)(j)		33,484	32,583,816
(USD Swap Semi 5 Year + 3.46%), 6.25%(a)(j)		600	583,870
(USD Swap Semi 5 Year + 4.33%), 7.25%(a)(b)(j)		24,350	24,076,062
Deutsche Bank AG:
4.25%, 02/04/21		1,020	1,016,035
4.50%, 04/01/25		1,000	915,990
(USD Swap Semi 5 Year + 2.25%), 4.30%, 05/24/28(a)		20,291	18,290,793
(USD Swap Rate 5 Year + 2.55%), 4.87%, 12/01/32(a)		700	595,063
Dresdner Funding Trust I, 8.15%, 06/30/31(b)		650	806,000
Eagle Holding Co. II LLC, 7.63% (7.63% Cash or 8.38% PIK), 05/15/22(b)(i)		637	640,185
Goldman Sachs Group, Inc. (The):
2.55%, 10/23/19		1,630	1,619,318
2.30%, 12/13/19		1,785	1,766,647
2.60%, 04/23/20		4,000	3,959,270
2.60%, 12/27/20		5,691	5,583,718
2.88%, 02/25/21		640	630,510
5.25%, 07/27/21		1,450	1,508,026
2.35%, 11/15/21		745	716,876
3.00%, 04/26/22		5,930	5,772,072
(LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/22(a)		460	447,198
(LIBOR USD 3 Month + 0.78%), 3.31%, 10/31/22(a)		325	326,129
Guojing Capital BVI Ltd., 3.95%, 12/11/22		3,197	3,021,437
Huarong Finance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.98%), 4.00%(a)(j)		2,942	2,624,293
Huarong Finance II Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.71%), 2.88%(a)(j)		2,350	2,104,202
Huarong Universe Investment Holding Ltd., 1.63%, 12/05/22	EUR	1,675	1,834,363
Hubei Science & Technology Investment Group Hong Kong Ltd., 4.38%, 03/05/21	USD	285	274,647
Lazard Group LLC, 4.25%, 11/14/20		1,534	1,553,907
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24(b)		1,926	1,935,630
LPL Holdings, Inc., 5.75%, 09/15/25(b)		803	779,914
Macquarie Group Ltd., (LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/23(a)		1,908	1,818,320
Moody’s Corp.:
2.75%, 07/15/19		1,000	997,989
2.75%, 12/15/21		185	180,459
2.63%, 01/15/23		755	721,569
Morgan Stanley:
5.50%, 01/26/20		2,000	2,052,839
2.65%, 01/27/20		4,000	3,970,863
2.80%, 06/16/20		2,000	1,982,166
5.50%, 07/24/20		2,000	2,066,720
5.75%, 01/25/21		1,370	1,432,212
2.50%, 04/21/21		810	789,189
2.63%, 11/17/21		6,190	6,003,322
(LIBOR USD 3 Month + 0.93%), 3.40%, 07/22/22(a)		1,745	1,752,626
(LIBOR USD 3 Month + 0.85%), 3.74%, 04/24/24(a)		575	567,756

Security		Par (000)	Value
Capital Markets (continued)
MSCI, Inc.(b):
5.25%, 11/15/24	USD	630	$634,725
5.75%, 08/15/25		430	441,825
4.75%, 08/01/26		345	332,925
5.38%, 05/15/27		2,755	2,727,450
Pershing Square Holdings Ltd., 5.50%, 07/15/22(b)		4,100	4,067,815
S&P Global, Inc., 3.30%, 08/14/20		1,069	1,068,879
State Street Corp., (LIBOR USD 3 Month + 1.00%), 3.33%, 06/15/47(a)		72,906	64,023,133
SURA Asset Management SA, 4.88%, 04/17/24(b)		8,838	8,681,126
UBS AG:
2.38%, 08/14/19		5,000	4,972,329
2.35%, 03/26/20		5,000	4,935,882

			333,696,649
Chemicals — 0.7%
Alpha 3 BV, 6.25%, 02/01/25(b)		3,260	3,109,225
Ashland LLC, 4.75%, 08/15/22		825	818,813
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	165	184,146
Axalta Coating Systems LLC:
4.25%, 08/15/24		200	229,871
4.88%, 08/15/24(b)	USD	1,149	1,084,369
Blue Cube Spinco LLC:
9.75%, 10/15/23		1,169	1,300,512
10.00%, 10/15/25		4,332	4,905,990
CF Industries, Inc.:
7.13%, 05/01/20		434	451,360
5.15%, 03/15/34		195	177,450
4.95%, 06/01/43		500	422,500
5.38%, 03/15/44		500	440,000
Chemours Co. (The):
6.63%, 05/15/23		552	564,420
7.00%, 05/15/25		1,827	1,881,810
4.00%, 05/15/26	EUR	411	445,530
5.38%, 05/15/27	USD	2,099	1,952,070
CNAC HK Finbridge Co. Ltd.:
4.13%, 03/14/21		1,952	1,942,011
4.63%, 03/14/23		3,815	3,802,158
4.88%, 03/14/25		2,500	2,477,913
4.13%, 07/19/27		1,144	1,056,204
5.13%, 03/14/28		292	287,147
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		10,997	11,024,493
Consolidated Energy Finance SA, 6.88%, 06/15/25(b)		350	356,562
CVR Partners LP, 9.25%, 06/15/23(b)		350	368,812
Dow Chemical Co. (The), 4.25%, 11/15/20		1,042	1,055,436
Eastman Chemical Co., 2.70%, 01/15/20		750	744,391
EI du Pont de Nemours & Co., 3.63%, 01/15/21		3,000	3,019,800
Fufeng Group Ltd., 5.88%, 08/28/21		4,500	4,494,698
FXI Holdings, Inc., 7.88%, 11/01/24(b)		395	368,338
Gates Global LLC, 6.00%, 07/15/22(b)		3,166	3,150,170
GCB MPM Escrow LLC, 8.88%, 10/15/20(e)		450	—
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		596	576,630
Hexion, Inc.:
6.63%, 04/15/20		170	150,450
10.38%, 02/01/22(b)		521	465,644
Huntsman International LLC:
4.88%, 11/15/20		500	503,290
5.13%, 11/15/22		1,420	1,432,425
INEOS Finance plc, 4.00%, 05/01/23	EUR	1,361	1,570,440

20

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chemicals (continued)
INEOS Group Holdings SA:
5.38%, 08/01/24	EUR	1,500	$1,739,011
5.63%, 08/01/24(b)	USD	400	382,000
International Flavors & Fragrances, Inc., 3.40%, 09/25/20		1,055	1,054,558
INVISTA Finance LLC, 4.25%, 10/15/19(b)		200	200,420
Koppers, Inc., 6.00%, 02/15/25(b)		1,200	1,149,360
Momentive Performance Materials, Inc., 3.88%, 10/24/21		4,640	4,976,400
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		918	843,413
OCI NV:
5.00%, 04/15/23	EUR	520	618,427
6.63%, 04/15/23(b)	USD	200	205,000
Olin Corp.:
5.13%, 09/15/27		1,117	1,040,206
5.00%, 02/01/30		351	315,139
Pearl Holding III Ltd., 9.50%, 12/11/22		1,200	1,026,390
Platform Specialty Products Corp.(b):
6.50%, 02/01/22		8,123	8,234,691
5.88%, 12/01/25		4,468	4,244,600
PolyOne Corp., 5.25%, 03/15/23		400	400,000
PQ Corp.(b):
6.75%, 11/15/22		811	835,330
5.75%, 12/15/25		3,040	2,929,800
Praxair, Inc., 2.25%, 09/24/20		2,900	2,852,575
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	1,360	1,596,860
Rain CII Carbon LLC, 7.25%, 04/01/25(b)	USD	400	403,000
Rayonier AM Products, Inc., 5.50%, 06/01/24(b)		400	374,000
Rock International Investment, Inc., 6.63%, 03/27/20		3,100	2,449,811
Sherwin-Williams Co. (The), 2.25%, 05/15/20		2,000	1,966,000
Solvay Finance SA(a)(j):
(EUR Swap Annual 5 Year + 4.89%), 5.12%	EUR	897	1,101,838
(EUR Swap Annual 5 Year + 3.70%), 5.42%		172	216,834
SPCM SA, 4.88%, 09/15/25(b)	USD	400	370,000
Starfruit Finco BV, 6.50%, 10/01/26	EUR	378	418,423
Trinseo Materials Operating SCA, 5.38%, 09/01/25(b)	USD	400	369,720
Tronox, Inc., 6.50%, 04/15/26(b)		500	456,250
UPL Corp. Ltd., 4.50%, 03/08/28		6,000	5,373,748
WR Grace & Co., 5.13%, 10/01/21(b)		3,787	3,815,403
Yingde Gases Investment Ltd., 7.25%, 02/28/20		900	901,251

			109,675,536
Commercial Services & Supplies — 0.3%
AA Bond Co. Ltd.:
4.25%, 07/31/20	GBP	140	183,889
4.88%, 07/31/24		490	626,306
ADT Security Corp. (The):
6.25%, 10/15/21	USD	925	952,750
3.50%, 07/15/22		1,517	1,407,017
4.13%, 06/15/23		2,179	2,021,022
4.88%, 07/15/32(b)		2,059	1,621,463
Algeco Global Finance plc, 8.00%, 02/15/23(b)		3,680	3,698,400
APX Group, Inc.:
8.75%, 12/01/20		1,618	1,577,550
7.88%, 12/01/22		2,905	2,919,525
Aramark Services, Inc.:
5.13%, 01/15/24		941	936,295
5.00%, 04/01/25(b)		491	483,635
4.75%, 06/01/26		350	333,375
5.00%, 02/01/28(b)		866	821,617
Blitz F18-674 GmbH, 6.00%, 07/30/26	EUR	504	576,564
Brink’s Co. (The), 4.63%, 10/15/27(b)	USD	425	391,000

Security		Par (000)	Value
Commercial Services & Supplies (continued)
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)	USD	565	$509,913
Intrum AB:
2.75%, 07/15/22	EUR	1,169	1,290,856
3.13%, 07/15/24		140	148,619
KAR Auction Services, Inc., 5.13%, 06/01/25(b)	USD	1,759	1,653,460
Mobile Mini, Inc., 5.88%, 07/01/24		1,730	1,738,650
Multi-Color Corp., 4.88%, 11/01/25(b)		420	384,300
Nielsen Co. Luxembourg SARL (The)(b):
5.50%, 10/01/21		100	100,500
5.00%, 02/01/25		521	506,511
Nielsen Finance LLC:
4.50%, 10/01/20		600	598,500
5.00%, 04/15/22(b)		1,845	1,796,569
Paprec Holding SA, 4.00%, 03/31/25	EUR	361	408,130
Prime Security Services Borrower LLC, 9.25%, 05/15/23(b)	USD	7,987	8,439,863
Republic Services, Inc., 5.00%, 03/01/20		2,900	2,965,907
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		450	443,250
SPIE SA, 3.13%, 03/22/24	EUR	300	342,558
Tervita Escrow Corp., 7.63%, 12/01/21(b)	USD	1,849	1,876,735
Verisure Holding AB, 6.00%, 11/01/22	EUR	376	438,852
Verisure Midholding AB, 5.75%, 12/01/23		450	514,152
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	USD	997	944,658
West Corp., 8.50%, 10/15/25(b)		825	744,562

			44,396,953
Communications Equipment — 0.1%
Cisco Systems, Inc., 2.20%, 02/28/21		6,000	5,856,597
CommScope Technologies LLC(b):
6.00%, 06/15/25		675	656,438
5.00%, 03/15/27		947	845,358
CommScope, Inc., 5.50%, 06/15/24(b)		2,423	2,341,224
Nokia OYJ:
3.38%, 06/12/22		395	378,213
4.38%, 06/12/27		380	357,390
6.63%, 05/15/39		1,639	1,708,657
Plantronics, Inc., 5.50%, 05/31/23(b)		1,375	1,340,625
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22		725	711,902
ViaSat, Inc., 5.63%, 09/15/25(b)		500	463,125

			14,659,529
Construction & Engineering — 0.1%
AECOM:
5.88%, 10/15/24		475	483,312
5.13%, 03/15/27		300	279,000
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)		1,610	1,585,850
Chalieco Hong Kong Corp. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.29%), 5.70%(a)(j)		1,459	1,453,536
Chang Development International Ltd., 3.63%, 01/20/20		2,100	2,039,625
China City Construction International Co. Ltd., 5.35%, 07/03/17(k)	CNY	6,794	680,429
China Singyes Solar Technologies Holdings Ltd., 7.95%, 02/15/19	USD	1,398	740,940
CRCC Yupeng Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.25%), 3.95%(a)(j)		1,000	995,000
Engility Corp., 8.88%, 09/01/24		502	542,787
frontdoor, Inc., 6.75%, 08/15/26(b)		1,440	1,468,800

21

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Construction & Engineering (continued)
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(a)(j)	USD	1,500	$1,408,905
Mexico City Airport Trust, 4.25%, 10/31/26(b)		7,105	5,897,150
Pisces Midco, Inc., 8.00%, 04/15/26(b)		471	457,459
Tutor Perini Corp., 6.88%, 05/01/25(b)		839	840,049
Weekley Homes LLC, 6.63%, 08/15/25		231	218,295
Zhaohai Investment BVI Ltd., 4.00%, 07/23/20		454	435,549
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21		2,995	2,979,714

			22,506,400
Construction Materials — 0.0%
Buzzi Unicem SpA, 2.13%, 04/28/23	EUR	400	454,067

Consumer Finance — 1.0%
AerCap Ireland Capital DAC:
4.63%, 10/30/20	USD	2,000	2,030,496
4.50%, 05/15/21		2,683	2,711,961
3.95%, 02/01/22		1,155	1,142,973
3.50%, 05/26/22		790	770,574
Ally Financial, Inc.:
3.75%, 11/18/19		750	750,075
8.00%, 03/15/20		400	421,000
4.13%, 03/30/20		1,750	1,752,187
4.25%, 04/15/21		400	399,500
5.13%, 09/30/24		3,100	3,150,375
4.63%, 03/30/25		500	488,750
5.75%, 11/20/25		975	996,938
8.00%, 11/01/31		10,242	12,316,005
American Express Co.:
2.20%, 10/30/20		1,030	1,005,874
2.50%, 08/01/22		1,490	1,426,822
American Express Credit Corp.:
2.20%, 03/03/20		2,000	1,973,672
2.38%, 05/26/20		1,900	1,874,276
Series F, 2.60%, 09/14/20		3,000	2,959,597
2.25%, 05/05/21		4,000	3,889,764
American Honda Finance Corp.:
3.00%, 06/16/20		1,700	1,694,517
1.95%, 07/20/20		1,000	979,076
Avation Capital SA, 6.50%, 05/15/21(b)		365	365,912
Capital One Financial Corp.:
2.50%, 05/12/20		2,000	1,971,701
3.45%, 04/30/21		3,000	2,986,878
3.05%, 03/09/22		455	443,994
3.20%, 01/30/23		420	405,904
Caterpillar Financial Services Corp.:
2.95%, 05/15/20		2,000	1,994,637
1.85%, 09/04/20		3,000	2,933,589
1.70%, 08/09/21		3,000	2,872,017
3.15%, 09/07/21		770	766,512
CDBL Funding 1:
4.25%, 12/02/24		3,800	3,710,331
3.50%, 10/24/27		2,370	2,097,645
Ford Motor Credit Co. LLC:
1.90%, 08/12/19		2,010	1,988,133
2.43%, 06/12/20		900	877,667
3.20%, 01/15/21		3,230	3,151,436
3.34%, 03/18/21		4,065	3,970,355
3.47%, 04/05/21		3,000	2,928,094
3.81%, 10/12/21		610	597,230
3.34%, 03/28/22		285	272,229
4.14%, 02/15/23		745	721,553

Security		Par (000)	Value
Consumer Finance (continued)
General Motors Financial Co., Inc.:
2.35%, 10/04/19	USD	1,300	$1,287,273
3.20%, 07/13/20		3,100	3,072,565
4.20%, 03/01/21		2,000	2,010,021
3.55%, 04/09/21		2,000	1,981,984
3.20%, 07/06/21		1,360	1,331,420
3.15%, 06/30/22		435	417,784
3.25%, 01/05/23		550	525,558
4.15%, 06/19/23		385	378,472
Series B, (LIBOR USD 3 Month + 3.44%), 6.50%(a)(j)		4,350	4,089,000
goeasy Ltd., 7.88%, 11/01/22(b)		1,400	1,442,000
HSBC USA, Inc.:
2.38%, 11/13/19		800	793,944
2.35%, 03/05/20		1,000	988,191
2.75%, 08/07/20		5,000	4,954,971
5.00%, 09/27/20		380	389,770
Hyundai Capital Services, Inc., 3.00%, 08/29/22		3,400	3,253,194
ICBCIL Finance Co. Ltd., 3.38%, 04/05/22		4,925	4,772,697
Intrepid Aviation Group Holdings LLC, 8.50%, 08/15/21(b)		790	793,950
John Deere Capital Corp.:
Series 14, 2.45%, 09/11/20		1,000	987,874
2.35%, 01/08/21		3,420	3,362,143
3.13%, 09/10/21		955	953,119
King Talent Management Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 5.60%(a)(j)		1,700	1,530,944
Lincoln Finance Ltd., 6.88%, 04/15/21	EUR	200	234,062
Mulhacen Pte. Ltd., 6.50% (6.50% Cash or 7.25% PIK), 08/01/23(i)		5,223	5,895,007
Navient Corp.:
5.50%, 01/15/19	USD	800	803,000
8.00%, 03/25/20		875	913,281
5.00%, 10/26/20		435	437,393
6.63%, 07/26/21		460	473,225
6.50%, 06/15/22		1,372	1,396,010
5.50%, 01/25/23		2,841	2,789,777
7.25%, 09/25/23		1,010	1,045,350
6.13%, 03/25/24		650	632,125
5.88%, 10/25/24		770	725,725
6.75%, 06/25/25		121	117,975
6.75%, 06/15/26		870	830,850
5.63%, 08/01/33		435	353,733
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		945	898,841
PACCAR Financial Corp., 3.15%, 08/09/21		975	971,682
Springleaf Finance Corp.:
5.25%, 12/15/19		600	606,000
8.25%, 12/15/20		645	690,150
7.75%, 10/01/21		250	264,062
6.13%, 05/15/22		800	804,000
5.63%, 03/15/23		1,136	1,099,080
6.88%, 03/15/25		2,855	2,733,662
7.13%, 03/15/26		2,871	2,720,273
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%), 52.29%, 04/11/22(a)(b)		3,865	1,314,139
Toyota Motor Credit Corp.:
1.90%, 04/08/21		2,100	2,029,835
2.95%, 04/13/21		4,000	3,973,850
2.75%, 05/17/21		2,000	1,973,365

			153,833,575

22

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Containers & Packaging — 0.3%
ARD Finance SA, 6.63% (6.63% Cash or 7.38% PIK), 09/15/23(i)	EUR	300	$337,416
Ardagh Packaging Finance plc:
4.25%, 09/15/22(b)	USD	500	485,000
4.13%, 05/15/23	EUR	394	459,831
4.63%, 05/15/23(b)	USD	4,061	3,949,323
6.75%, 05/15/24	EUR	558	669,971
7.25%, 05/15/24(b)	USD	4,557	4,579,785
6.00%, 02/15/25(b)		2,000	1,875,000
4.75%, 07/15/27	GBP	620	752,067
Ball Corp.:
4.38%, 12/15/20	USD	675	675,000
5.00%, 03/15/22		400	406,000
4.00%, 11/15/23		300	291,000
5.25%, 07/01/25		550	555,500
Berry Global, Inc.:
5.50%, 05/15/22		150	150,000
5.13%, 07/15/23		600	597,000
4.50%, 02/15/26(b)		380	355,300
BWAY Holding Co.:
4.75%, 04/15/24	EUR	771	879,299
5.50%, 04/15/24(b)	USD	3,671	3,524,160
Crown Americas LLC:
4.50%, 01/15/23		750	735,000
4.75%, 02/01/26(b)		5,525	5,214,219
4.25%, 09/30/26		359	325,792
Crown European Holdings SA:
2.25%, 02/01/23(b)	EUR	100	114,992
3.38%, 05/15/25		289	335,218
Guala Closures SpA, (EURIBOR 3 Month + 3.50%), 3.50%, 04/15/24(a)		320	365,648
Horizon Parent Holdings SARL, 8.25% (8.25% Cash or 9.00% PIK), 02/15/22(i)		625	732,329
Owens-Brockway Glass Container, Inc.(b):
5.00%, 01/15/22	USD	350	345,625
5.88%, 08/15/23		450	448,312
Packaging Corp. of America, 2.45%, 12/15/20		1,600	1,565,948
Plastipak Holdings, Inc., 6.25%, 10/15/25(b)		350	320,250
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		2,757	2,757,111
6.88%, 02/15/21		296	298,512
(LIBOR USD 3 Month + 3.50%), 5.94%, 07/15/21(a)(b)		1,362	1,375,620
5.13%, 07/15/23(b)		1,131	1,105,553
7.00%, 07/15/24(b)		2,354	2,355,471
Sealed Air Corp.:
4.88%, 12/01/22(b)		837	828,630
5.25%, 04/01/23(b)		360	356,850
4.50%, 09/15/23	EUR	287	359,860
Silgan Holdings, Inc., 3.25%, 03/15/25		410	474,242
WestRock Co., 3.75%, 03/15/25(b)	USD	360	346,452
WestRock RKT Co., 3.50%, 03/01/20		2,000	1,998,626

			43,301,912
Distributors — 0.0%
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26(b)		1,070	1,037,900
Autodis SA:
4.38%, 05/01/22	EUR	275	313,821
(EURIBOR 3 Month + 4.38%), 4.38%, 05/01/22(a)		461	526,747
Core & Main LP, 6.13%, 08/15/25(b)	USD	1,080	1,012,500
Hongkong Xiangyu Investment Co. Ltd., 4.50%, 01/30/23		1,570	1,418,801
LKQ Corp., 4.75%, 05/15/23		400	386,000
Tewoo Group No. 5 Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.37%), 5.80%(a)(j)		3,000	2,515,590

			7,211,359

Security		Par (000)	Value
Diversified Consumer Services — 0.0%
Graham Holdings Co., 5.75%, 06/01/26(b)	USD	730	$735,475
Laureate Education, Inc., 8.25%, 05/01/25(b)		979	1,045,083
Service Corp. International:
5.38%, 05/15/24		550	556,187
4.63%, 12/15/27		400	375,000
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		4,330	4,167,625

			6,879,370
Diversified Financial Services — 0.4%
AIG Global Funding, 1.95%, 10/18/19(b)		1,755	1,736,184
Arrow Global Finance plc:
5.13%, 09/15/24	GBP	575	688,449
(EURIBOR 3 Month + 2.88%), 2.88%, 04/01/25(a)	EUR	424	449,028
(EURIBOR 3 Month + 3.75%), 3.75%, 03/01/26(a)		132	144,351
AXA Equitable Holdings, Inc., 3.90%, 04/20/23(b)	USD	135	133,451
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23		2,000	1,929,548
Banca IFIS SpA:
2.00%, 04/24/23	EUR	400	405,469
(EUR Swap Annual 5 Year + 4.25%), 4.50%, 10/17/27(a)		575	518,742
Cabot Financial Luxembourg SA, 6.50%, 04/01/21	GBP	200	255,998
CK Hutchison International 16 Ltd., 1.88%, 10/03/21(b)	USD	905	859,274
Far East Horizon Ltd., (LIBOR USD 3 Month + 2.00%), 4.40%, 07/03/21(a)		2,950	2,940,896
Garfunkelux Holdco 3 SA, (EURIBOR 3 Month + 4.50%), 4.50%, 09/01/23(a)	EUR	330	340,994
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	USD	3,013	2,923,262
HBOS Capital Funding LP, 6.85%(j)		5,130	5,165,715
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24		7,000	6,843,106
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	580	698,639
Jefferies Finance LLC(b):
7.38%, 04/01/20	USD	1,555	1,570,550
6.88%, 04/15/22		876	878,190
LHC3 plc, 4.12% (4.12% Cash or 9.00% PIK), 08/15/24(i)	EUR	1,156	1,299,183
National Rural Utilities Cooperative Finance Corp., 2.35%, 06/15/20	USD	1,100	1,084,995
Nexi Capital SpA:
(EURIBOR 3 Month + 3.63%), 3.63%, 05/01/23(a)	EUR	607	686,804
4.13%, 11/01/23		134	151,941
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26(b)		2,815	3,188,410
4.50%, 05/15/26		1,131	1,281,027
6.25%, 05/15/26(b)	USD	8,446	8,403,770
6.88%, 11/15/26	EUR	459	516,767
8.25%, 11/15/26(b)	USD	2,998	2,915,555
Shell International Finance BV:
2.25%, 11/10/20		1,300	1,277,418
1.88%, 05/10/21		5,000	4,835,275
Siemens Financieringsmaatschappij NV, 2.70%, 03/16/22(b)		540	525,052
Synchrony Bank:
3.65%, 05/24/21		900	891,828
3.00%, 06/15/22		340	324,609
Tempo Acquisition LLC, 6.75%, 06/01/25(b)		1,874	1,784,423
Travelport Corporate Finance plc, 6.00%, 03/15/26(b)		1,100	1,102,750

23

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversified Financial Services (continued)
Vantiv LLC(b):
3.88%, 11/15/25	GBP	648	$807,326
4.38%, 11/15/25	USD	621	586,069
Verscend Escrow Corp., 9.75%, 08/15/26(b)		2,530	2,536,325
VFH Parent LLC, 6.75%, 06/15/22(b)		355	362,100
Voya Financial, Inc., (LIBOR USD 3 Month + 3.58%), 5.65%, 05/15/53(a)		500	492,500

			63,535,973
Diversified Telecommunication Services — 0.9%
Altice France SA(b):
6.25%, 05/15/24		1,000	958,750
7.38%, 05/01/26		7,442	7,123,408
8.13%, 02/01/27		3,967	3,927,330
Arqiva Broadcast Finance plc, 6.75%, 09/30/23	GBP	417	546,335
AT&T, Inc.:
5.20%, 03/15/20	USD	3,040	3,114,034
2.80%, 02/17/21		4,455	4,377,750
5.00%, 03/01/21		2,000	2,058,980
3.20%, 03/01/22		490	481,427
3.80%, 03/15/22		1,310	1,308,296
3.60%, 02/17/23		1,905	1,877,183
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15(k)		1,000	10,000
Cable & Wireless International Finance BV, 8.63%, 03/25/19	GBP	580	759,593
CCO Holdings LLC:
5.25%, 09/30/22	USD	800	804,000
5.13%, 02/15/23		1,000	995,000
4.00%, 03/01/23(b)		1,671	1,591,627
5.13%, 05/01/23(b)		800	796,000
5.75%, 01/15/24		425	429,250
5.88%, 04/01/24(b)		1,000	1,008,750
5.38%, 05/01/25(b)		400	391,500
5.75%, 02/15/26(b)		1,500	1,485,000
5.50%, 05/01/26(b)		800	780,000
5.13%, 05/01/27(b)		13,725	12,918,656
5.88%, 05/01/27(b)		630	618,975
5.00%, 02/01/28(b)		2,042	1,902,889
CenturyLink, Inc.:
Series V, 5.63%, 04/01/20		590	597,375
Series S, 6.45%, 06/15/21		3,280	3,353,800
Series T, 5.80%, 03/15/22		1,000	996,300
Series W, 6.75%, 12/01/23		2,048	2,088,960
Series Y, 7.50%, 04/01/24		3,649	3,831,450
5.63%, 04/01/25		2,386	2,290,560
Series P, 7.60%, 09/15/39		1,935	1,664,100
Series U, 7.65%, 03/15/42		3,417	2,938,620
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)		2,022	1,814,745
Consolidated Communications, Inc., 6.50%, 10/01/22		350	322,175
DKT Finance ApS:
7.00%, 06/17/23	EUR	1,409	1,711,607
9.38%, 06/17/23(b)	USD	1,200	1,260,000
eircom Finance DAC, 4.50%, 05/31/22	EUR	625	722,566
Embarq Corp., 8.00%, 06/01/36	USD	3,501	3,334,702
Frontier Communications Corp.:
7.13%, 03/15/19		40	40,100
10.50%, 09/15/22		946	787,545
11.00%, 09/15/25		7,011	5,135,557
8.50%, 04/01/26(b)		1,953	1,813,849
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		2,283	2,043,285
8.00%, 02/15/24(b)		1,040	1,088,100
8.50%, 10/15/24(b)		4,288	4,212,960
9.75%, 07/15/25(b)		3,439	3,602,353

Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Koninklijke KPN NV(a):
(GBP Swap 5 Year + 5.51%), 6.88%, 03/14/73	GBP	410	$550,003
(USD Swap Semi 10 Year + 5.33%), 7.00%, 03/28/73(b)	USD	200	208,050
Level 3 Financing, Inc.:
6.13%, 01/15/21		25	25,062
5.38%, 08/15/22		2,271	2,276,678
5.63%, 02/01/23		2,190	2,198,212
5.13%, 05/01/23		3,049	3,026,133
5.38%, 01/15/24		2,537	2,511,630
5.38%, 05/01/25		2,464	2,405,480
5.25%, 03/15/26		1,942	1,864,320
Level 3 Parent LLC, 5.75%, 12/01/22		1,280	1,276,531
OTE plc, 3.50%, 07/09/20	EUR	686	806,671
Qwest Corp.:
6.75%, 12/01/21	USD	500	521,844
6.88%, 09/15/33		500	483,609
Sable International Finance Ltd., 6.88%, 08/01/22(b)		545	568,844
Sprint Capital Corp.:
6.90%, 05/01/19		1,000	1,013,090
6.88%, 11/15/28		2,903	2,855,826
8.75%, 03/15/32		2,371	2,590,318
TDC A/S, 3.75%, 03/02/22	EUR	560	697,644
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	1,350	1,235,250
6.00%, 09/30/34		8,060	7,274,150
7.72%, 06/04/38		71	71,887
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	527	761,493
Telecom Italia SpA:
1.13%, 03/26/22(l)		1,800	1,929,339
5.88%, 05/19/23	GBP	700	963,061
2.88%, 01/28/26	EUR	529	574,408
Telesat Canada, 8.88%, 11/15/24(b)	USD	1,222	1,301,430
Virgin Media Finance plc:
6.00%, 10/15/24(b)		500	488,900
6.38%, 10/15/24	GBP	460	607,081
4.50%, 01/15/25	EUR	674	771,735
5.75%, 01/15/25(b)	USD	4,826	4,651,057
Virgin Media Secured Finance plc:
5.13%, 01/15/25	GBP	200	259,649
5.50%, 01/15/25		90	117,253
5.25%, 01/15/26(b)	USD	2,065	1,925,613
5.50%, 08/15/26(b)		500	471,250
4.88%, 01/15/27	GBP	945	1,176,192
6.25%, 03/28/29		1,043	1,381,036
Windstream Services LLC, 8.63%, 10/31/25(b)	USD	450	420,750
WTT Investment Ltd., 5.50%, 11/21/22(b)		500	492,950

			148,669,871
Electric Utilities — 0.5%
1MDB Energy Ltd., 5.99%, 05/11/22		8,700	8,895,750
Adani Transmission Ltd., 4.00%, 08/03/26		1,406	1,228,190
Alliant Energy Finance LLC, 3.75%, 06/15/23(b)		820	814,944
American Electric Power Co., Inc.:
2.15%, 11/13/20		1,045	1,018,603
Series F, 2.95%, 12/15/22		390	379,686
ContourGlobal Power Holdings SA, 3.38%, 08/01/23	EUR	804	891,500
DPL, Inc., 7.25%, 10/15/21	USD	306	324,935
Duke Energy Corp., 3.55%, 09/15/21		1,000	999,350
Duke Energy Indiana LLC, 3.75%, 07/15/20		650	656,030
Edison International, 2.13%, 04/15/20		1,500	1,471,308
Emera, Inc., Series 16-A, (LIBOR USD 3 Month + 5.44%), 6.75%, 06/15/76(a)		9,025	9,386,000

24

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Electric Utilities (continued)
Enel Americas SA, 4.00%, 10/25/26	USD	7,217	$6,738,874
Enel Finance International NV, 4.25%, 09/14/23(b)		1,680	1,638,459
Enel SpA, (GBP Swap 5 Year + 5.66%), 7.75%, 09/10/75(a)	GBP	195	267,045
Eversource Energy, 2.50%, 03/15/21	USD	2,000	1,962,283
Exelon Corp., 2.45%, 04/15/21		1,105	1,073,564
FirstEnergy Corp., Series A, 2.85%, 07/15/22		664	639,935
Georgia Power Co., Series C, 2.00%, 09/08/20		2,900	2,825,067
Greenko Investment Co., 4.88%, 08/16/23		3,036	2,713,425
Huachen Energy Co. Ltd., 6.63%, 05/18/20		2,100	1,423,800
ITC Holdings Corp., 2.70%, 11/15/22		390	372,888
Kallpa Generacion SA, 4.88%, 05/24/26		11,645	11,374,254
Minejesa Capital BV, 4.63%, 08/10/30		1,425	1,259,109
Naturgy Finance BV, (EUR Swap Annual 8 Year + 3.35%), 4.13%(a)(j)	EUR	1,600	1,891,525
NextEra Energy Capital Holdings, Inc., Series H, 3.34%, 09/01/20	USD	2,580	2,579,139
NextEra Energy Operating Partners LP(b):
4.25%, 09/15/24		645	612,750
4.50%, 09/15/27		432	398,520
NV Energy, Inc., 6.25%, 11/15/20		790	831,988
Pacific Gas & Electric Co., 4.25%, 08/01/23(b)		1,445	1,436,781
Pampa Energia SA, 7.38%, 07/21/23(b)		5,795	5,338,644
Progress Energy, Inc., 4.40%, 01/15/21		3,000	3,051,415
Southern California Edison Co., Series A, 2.90%, 03/01/21		1,000	985,715
Southern Co. (The), Series B, (LIBOR USD 3 Month + 3.63%), 5.50%, 03/15/57(a)		4,425	4,408,768
Vistra Operations Co. LLC, 5.50%, 09/01/26(b)		866	853,010
Westar Energy, Inc., 5.10%, 07/15/20		500	513,296
Wisconsin Electric Power Co., 2.95%, 09/15/21		1,000	989,550
Xcel Energy, Inc., 2.40%, 03/15/21		1,000	975,616
Yunnan Energy Investment Finance Co. Ltd., 3.00%, 04/26/19		212	207,495
Yunnan Energy Investment Overseas Finance Co. Ltd.:
3.50%, 12/13/19		236	229,004
4.25%, 11/14/22		1,075	944,656

			84,602,871
Electrical Equipment — 0.1%
Energizer Gamma Acquisition BV, 4.63%, 07/15/26	EUR	855	991,658
Energizer Gamma Acquisition, Inc., 6.38%, 07/15/26(b)	USD	944	944,000
Orano SA, 4.88%, 09/23/24	EUR	650	761,769
Sensata Technologies BV(b):
4.88%, 10/15/23	USD	175	170,406
5.00%, 10/01/25		3,955	3,816,575
Senvion Holding GmbH, 3.88%, 10/25/22	EUR	256	247,886
Vertiv Group Corp., 9.25%, 10/15/24(b)	USD	3,457	3,439,715

			10,372,009
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.20%, 04/01/20		1,030	1,013,020
Belden, Inc., 4.13%, 10/15/26	EUR	820	958,187
CDW LLC:
5.00%, 09/01/23	USD	3,681	3,662,595
5.50%, 12/01/24		3,453	3,487,530
5.00%, 09/01/25		2,425	2,364,375
Ingram Micro, Inc., 5.45%, 12/15/24		375	365,551

			11,851,258

Security		Par (000)	Value
Energy Equipment & Services — 0.3%
Anton Oilfield Services Group, 9.75%, 12/05/20	USD	369	$375,494
Baker Hughes a GE Co. LLC, 2.77%, 12/15/22		540	520,077
Diamond Offshore Drilling, Inc.:
7.88%, 08/15/25		742	730,870
5.70%, 10/15/39		325	245,375
4.88%, 11/01/43		1,409	958,120
Ensco Jersey Finance Ltd., 3.00%, 01/31/24(l)		779	711,378
Ensco plc:
4.50%, 10/01/24		525	426,562
5.20%, 03/15/25		1,721	1,411,220
7.75%, 02/01/26		4,065	3,790,613
5.75%, 10/01/44		2,206	1,544,200
Hi-Crush Partners LP, 9.50%, 08/01/26(b)		653	519,135
Hilong Holding Ltd., 7.25%, 06/22/20		1,580	1,543,779
McDermott Technology Americas, Inc., 10.63%, 05/01/24(b)		2,847	2,583,652
Nabors Industries, Inc.:
5.00%, 09/15/20		500	497,237
4.63%, 09/15/21		500	481,197
5.75%, 02/01/25		1,070	987,531
Nine Energy Service, Inc., 8.75%, 11/01/23(b)		300	304,875
Noble Holding International Ltd.:
7.75%, 01/15/24		344	321,210
7.88%, 02/01/26(b)		3,630	3,602,775
5.25%, 03/15/42		252	175,140
Oceaneering International, Inc., 4.65%, 11/15/24		652	605,360
Oil and Gas Holding Co. BSCC (The):
7.63%, 11/07/24		850	850,000
7.50%, 10/25/27		950	921,500
Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/01/23(b)		2,178	2,205,225
Precision Drilling Corp., 6.50%, 12/15/21		255	256,759
Rowan Cos., Inc.:
4.88%, 06/01/22		1,355	1,297,413
4.75%, 01/15/24		167	144,872
7.38%, 06/15/25		369	350,550
Schlumberger Holdings Corp., 3.00%, 12/21/20(b)		340	336,375
SESI LLC:
7.13%, 12/15/21		525	521,062
7.75%, 09/15/24		1,375	1,350,938
Transocean Guardian Ltd., 5.88%, 01/15/24(b)		1,272	1,259,280
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(b)		440	454,850
Transocean Pontus Ltd., 6.13%, 08/01/25(b)		1,432	1,423,050
Transocean Proteus Ltd., 6.25%, 12/01/24(b)		383	381,066
Transocean, Inc.:
8.37%, 12/15/21		180	192,600
5.80%, 10/15/22		3,719	3,616,727
9.00%, 07/15/23(b)		4,214	4,419,433
7.25%, 11/01/25(b)		1,398	1,359,555
7.50%, 01/15/26(b)		443	435,248
Trinidad Drilling Ltd., 6.63%, 02/15/25(b)		649	649,000
Unit Corp., 6.63%, 05/15/21		500	496,250
USA Compression Partners LP, 6.88%, 04/01/26(b)		3,169	3,200,690
Weatherford International Ltd.:
7.75%, 06/15/21		3,750	3,112,500
8.25%, 06/15/23		941	717,512
6.50%, 08/01/36		614	408,310
7.00%, 03/15/38		455	307,125
5.95%, 04/15/42		106	68,370

			53,072,060

25

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Entertainment — 0.2%
21st Century Fox America, Inc., 4.50%, 02/15/21	USD	1,500	$1,525,733
AMC Entertainment Holdings, Inc.:
5.75%, 06/15/25		500	462,500
5.88%, 11/15/26		320	293,600
Cinemark USA, Inc., 4.88%, 06/01/23		500	488,125
Electronic Arts, Inc., 3.70%, 03/01/21		1,000	1,005,791
Live Nation Entertainment, Inc., 4.88%, 11/01/24(b)		493	472,047
NBCUniversal Media LLC:
5.15%, 04/30/20		2,000	2,054,453
4.38%, 04/01/21		890	908,849
Netflix, Inc.:
5.38%, 02/01/21		335	341,281
5.50%, 02/15/22		1,727	1,761,350
5.88%, 02/15/25		1,179	1,198,277
4.38%, 11/15/26		1,475	1,355,156
4.88%, 04/15/28(b)		3,140	2,880,950
5.88%, 11/15/28(b)		4,448	4,370,160
4.63%, 05/15/29	EUR	717	814,140
Viacom, Inc.(a):
(LIBOR USD 3 Month + 3.90%), 5.88%, 02/28/57	USD	7,320	7,032,692
(LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/57		7,351	7,034,841
Vue International Bidco plc, 7.88%, 07/15/20	GBP	800	1,022,560
Walt Disney Co. (The), 2.30%, 02/12/21	USD	2,000	1,960,288
Warner Media LLC, 4.70%, 01/15/21		540	552,659
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	743	874,296

			38,409,748
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.:
2.80%, 06/01/20	USD	1,009	998,022
3.30%, 02/15/21		2,000	1,983,200
CBL & Associates LP, 5.95%, 12/15/26		400	333,072
CoreCivic, Inc., 4.75%, 10/15/27		2,340	1,994,850
Crown Castle International Corp.:
3.40%, 02/15/21		3,300	3,279,068
3.20%, 09/01/24		1,370	1,293,842
CyrusOne LP:
5.00%, 03/15/24		350	350,000
5.38%, 03/15/27		949	941,882
Digital Realty Trust LP, 5.25%, 03/15/21		1,715	1,772,865
Equinix, Inc.:
5.38%, 01/01/22		787	802,740
5.38%, 04/01/23		2,035	2,065,525
2.88%, 03/15/24	EUR	441	505,742
5.75%, 01/01/25	USD	400	407,500
2.88%, 10/01/25	EUR	782	867,766
5.88%, 01/15/26	USD	4,145	4,217,538
5.38%, 05/15/27		855	846,450
ERP Operating LP, 4.75%, 07/15/20		730	743,985
ESH Hospitality, Inc., 5.25%, 05/01/25(b)		2,155	2,039,169
GEO Group, Inc. (The):
5.13%, 04/01/23		63	59,141
5.88%, 10/15/24		1,440	1,335,312
6.00%, 04/15/26		72	65,880
GLP Capital LP:
4.88%, 11/01/20		1,025	1,036,531
5.38%, 11/01/23		250	256,480
5.25%, 06/01/25		1,862	1,871,329
5.38%, 04/15/26		2,355	2,340,281
5.75%, 06/01/28		445	449,728

Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Iron Mountain, Inc.:
4.38%, 06/01/21(b)	USD	300	$298,500
6.00%, 08/15/23		200	204,750
5.75%, 08/15/24		850	834,062
3.00%, 01/15/25	EUR	970	1,078,455
4.88%, 09/15/27(b)	USD	700	623,000
5.25%, 03/15/28(b)		575	516,063
iStar, Inc., 5.00%, 07/01/19		468	468,293
Kimco Realty Corp., 3.20%, 05/01/21		1,460	1,445,062
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		6,187	6,194,734
4.50%, 09/01/26		2,579	2,333,995
4.50%, 01/15/28		1,000	888,750
MPT Operating Partnership LP:
6.38%, 03/01/24		255	263,925
5.25%, 08/01/26		355	342,575
5.00%, 10/15/27		2,359	2,216,752
Realty Income Corp., 3.25%, 10/15/22		790	777,712
SBA Communications Corp.:
4.88%, 07/15/22		350	346,938
4.00%, 10/01/22		5,338	5,111,135
4.88%, 09/01/24		2,089	2,015,885
Simon Property Group LP, 4.38%, 03/01/21		1,000	1,019,760
Uniti Group LP, 6.00%, 04/15/23(b)		440	422,400

			60,260,644
Food & Staples Retailing — 0.1%
Albertsons Cos. LLC:
6.63%, 06/15/24		1,286	1,215,270
5.75%, 03/15/25		1,763	1,551,440
Alimentation Couche-Tard, Inc., 2.70%, 07/26/22(b)		955	915,107
Casino Guichard Perrachon SA:
5.24%, 03/09/20	EUR	500	582,902
4.56%, 01/25/23		1,100	1,211,453
4.50%, 03/07/24		800	862,763
Ingles Markets, Inc., 5.75%, 06/15/23	USD	500	497,500
Rite Aid Corp., 6.13%, 04/01/23(b)		605	513,872
Sysco Corp., 2.60%, 10/01/20		2,000	1,971,245
Tesco plc:
5.00%, 03/24/23	GBP	200	283,152
6.15%, 11/15/37(b)	USD	163	171,768
US Foods, Inc., 5.88%, 06/15/24(b)		400	396,000
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19		2,000	1,989,820

			12,162,292
Food Products — 0.4%
Arcor SAIC, 6.00%, 07/06/23(b)		8,494	8,281,650
B&G Foods, Inc.:
4.63%, 06/01/21		475	472,031
5.25%, 04/01/25		180	171,450
Boparan Finance plc, 5.50%, 07/15/21	GBP	496	555,373
Campbell Soup Co., 3.30%, 03/15/21	USD	1,000	989,860
China Huiyuan Juice Group Ltd., 6.50%, 08/16/20		549	409,798
Chobani LLC, 7.50%, 04/15/25(b)		681	582,255
Conagra Brands, Inc., 3.80%, 10/22/21		675	675,623
Dean Foods Co., 6.50%, 03/15/23(b)		500	460,625
General Mills, Inc.:
3.20%, 04/16/21		2,000	1,985,587
3.70%, 10/17/23		370	364,888
Grupo Bimbo SAB de CV, 4.50%, 01/25/22		6,813	6,914,922

26

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Food Products (continued)
JBS Investments II GmbH, 7.00%, 01/15/26(b)	USD	350	$345,625
JBS USA LUX SA(b):
5.88%, 07/15/24		2,550	2,502,825
5.75%, 06/15/25		3,985	3,816,694
6.75%, 02/15/28		4,292	4,136,415
JM Smucker Co. (The), 2.50%, 03/15/20		2,000	1,981,589
Kellogg Co., 3.25%, 05/14/21		2,000	1,985,898
Knight Castle Investments Ltd., 7.99%, 01/23/21		231	190,120
Kraft Heinz Foods Co., 5.38%, 02/10/20		3,789	3,888,556
Lamb Weston Holdings, Inc.(b):
4.63%, 11/01/24		400	391,788
4.88%, 11/01/26		800	772,000
Mondelez International, Inc., 3.00%, 05/07/20		1,000	996,060
Nomad Foods Bondco plc, 3.25%, 05/15/24	EUR	400	456,019
Pilgrim’s Pride Corp., 5.75%, 03/15/25(b)	USD	695	648,087
Post Holdings, Inc.(b):
5.50%, 03/01/25		1,585	1,533,487
5.00%, 08/15/26		5,216	4,811,760
5.75%, 03/01/27		3,595	3,433,225
5.63%, 01/15/28		142	133,523
Sigma Holdco BV, 7.88%, 05/15/26(b)		200	184,000
Simmons Foods, Inc.(b):
7.75%, 01/15/24		1,168	1,179,680
5.75%, 11/01/24		385	282,975
SSMS Plantation Holdings Pte. Ltd., 7.75%, 01/23/23		3,400	3,038,750
TreeHouse Foods, Inc., 6.00%, 02/15/24(b)		530	528,675
Tyson Foods, Inc.:
2.25%, 08/23/21		790	760,058
3.90%, 09/28/23		340	339,622
Wm Wrigley Jr Co., 3.38%, 10/21/20(b)		924	923,912

			61,125,405
Gas Utilities — 0.0%
AmeriGas Partners LP:
5.63%, 05/20/24		550	528,000
5.50%, 05/20/25		500	467,500
5.88%, 08/20/26		500	472,500
5.75%, 05/20/27		350	324,625
Binhai Investment Co. Ltd., 4.45%, 11/30/20		385	364,402
ENN Energy Holdings Ltd., 3.25%, 07/24/22		2,155	2,062,259
Suburban Propane Partners LP, 5.50%, 06/01/24		1,250	1,187,500
Superior Plus LP, 7.00%, 07/15/26(b)		300	299,250

			5,706,036
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, 2.80%, 09/15/20		2,000	1,986,682
Avantor, Inc.(b):
6.00%, 10/01/24		9,096	9,073,260
9.00%, 10/01/25		739	745,193
Becton Dickinson and Co.:
2.68%, 12/15/19		1,500	1,489,619
2.40%, 06/05/20		1,005	988,660
3.25%, 11/12/20		1,827	1,813,827
DJO Finance LLC, 8.13%, 06/15/21(b)		4,950	4,983,165
Hologic, Inc., 4.38%, 10/15/25(b)		700	656,250
Kinetic Concepts, Inc., 7.88%, 02/15/21(b)		450	460,125
Mallinckrodt International Finance SA(b):
4.88%, 04/15/20		1,024	1,011,200
5.75%, 08/01/22		5,829	5,202,383
5.63%, 10/15/23		2,755	2,362,412
5.50%, 04/15/25		1,739	1,399,895

Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Medtronic, Inc., 3.15%, 03/15/22	USD	800	$791,123
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(b)		3,992	3,836,312
Sotera Health Holdings LLC, 6.50%, 05/15/23(b)		88	86,020
Stryker Corp., 2.63%, 03/15/21		2,000	1,963,519
Teleflex, Inc., 4.63%, 11/15/27		350	326,375
Zimmer Biomet Holdings, Inc., 2.70%, 04/01/20		2,000	1,978,495

			41,154,515
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.:
5.63%, 02/15/23		1,292	1,293,615
6.50%, 03/01/24		185	188,052
AHP Health Partners, Inc., 9.75%, 07/15/26(b)		516	525,030
Anthem, Inc., 3.13%, 05/15/22		485	474,069
Centene Corp.:
5.63%, 02/15/21		1,075	1,091,125
4.75%, 05/15/22		775	775,969
6.13%, 02/15/24		1,255	1,311,475
4.75%, 01/15/25		2,935	2,898,929
5.38%, 06/01/26(b)		5,593	5,676,895
Cigna Corp., 5.13%, 06/15/20		1,000	1,025,606
Community Health Systems, Inc.:
5.13%, 08/01/21		675	639,563
6.25%, 03/31/23		2,230	2,050,931
8.63%, 01/15/24(b)		1,861	1,881,936
CVS Health Corp.:
3.13%, 03/09/20		3,000	2,993,121
3.35%, 03/09/21		6,000	5,971,294
3.70%, 03/09/23		4,160	4,104,381
DaVita, Inc.:
5.13%, 07/15/24		2,729	2,606,195
5.00%, 05/01/25		775	732,375
Encompass Health Corp., 5.75%, 11/01/24		1,758	1,753,605
Halfmoon Parent, Inc., 3.40%, 09/17/21(b)		1,060	1,052,198
HCA Healthcare, Inc., 6.25%, 02/15/21		125	129,844
HCA, Inc.:
4.25%, 10/15/19		300	301,125
6.50%, 02/15/20		1,425	1,471,313
7.50%, 02/15/22		2,000	2,170,000
4.75%, 05/01/23		1,917	1,936,170
5.88%, 05/01/23		300	311,625
5.00%, 03/15/24		7,889	7,982,682
5.38%, 02/01/25		4,074	4,099,462
5.25%, 04/15/25		7,738	7,902,433
5.88%, 02/15/26		2,700	2,760,750
5.25%, 06/15/26		3,187	3,242,772
5.38%, 09/01/26		3,999	3,969,008
4.50%, 02/15/27		930	903,262
5.63%, 09/01/28		2,345	2,321,550
5.50%, 06/15/47		5,859	5,765,256
Laboratory Corp. of America Holdings, 2.63%, 02/01/20		3,500	3,468,107
LifePoint Health, Inc.:
5.50%, 12/01/21		800	812,000
5.88%, 12/01/23		330	345,675
MEDNAX, Inc., 5.25%, 12/01/23(b)		1,000	998,750
Molina Healthcare, Inc., 5.38%, 11/15/22		530	530,000
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)		1,426	1,448,559
NVA Holdings, Inc., 6.88%, 04/01/26(b)		945	933,188

27

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Providers & Services (continued)
Polaris Intermediate Corp., 8.50% (8.50% Cash or 9.25% PIK), 12/01/22(b)(i)	USD	2,485	$2,547,125
Quest Diagnostics, Inc., 4.75%, 01/30/20		800	814,145
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)		1,397	1,475,581
Select Medical Corp., 6.38%, 06/01/21		500	504,375
Surgery Center Holdings, Inc.(b):
8.88%, 04/15/21		450	462,375
6.75%, 07/01/25		771	724,740
Syneos Health, Inc., 7.50%, 10/01/24(b)		805	847,262
Synlab Bondco plc, 6.25%, 07/01/22	EUR	1,339	1,564,013
Synlab Unsecured Bondco plc, 8.25%, 07/01/23		582	701,391
Team Health Holdings, Inc., 6.38%, 02/01/25(b)	USD	1,380	1,190,250
Tenet Healthcare Corp.:
4.75%, 06/01/20		150	150,375
6.00%, 10/01/20		2,483	2,542,716
4.50%, 04/01/21		600	597,000
4.38%, 10/01/21		700	691,250
7.50%, 01/01/22(b)		2,149	2,240,333
8.13%, 04/01/22		6,735	7,012,819
6.75%, 06/15/23		150	149,062
4.63%, 07/15/24		2,928	2,822,153
5.13%, 05/01/25		2,813	2,707,512
6.88%, 11/15/31		1,475	1,298,000
Unilabs Subholding AB, 5.75%, 05/15/25	EUR	313	345,608
UnitedHealth Group, Inc.:
2.13%, 03/15/21	USD	2,500	2,435,244
3.15%, 06/15/21		3,400	3,386,807
Universal Hospital Services, Inc., 7.63%, 08/15/20		500	500,625
Vizient, Inc., 10.38%, 03/01/24(b)		792	861,300
WellCare Health Plans, Inc.:
5.25%, 04/01/25		810	807,975
5.38%, 08/15/26(b)		2,781	2,774,048

			135,003,979
Health Care Technology — 0.0%
IQVIA, Inc.:
4.88%, 05/15/23(b)		550	544,159
3.25%, 03/15/25(b)	EUR	525	600,830
3.25%, 03/15/25		690	789,663
5.00%, 10/15/26(b)	USD	700	674,625

			2,609,277
Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC(b):
4.63%, 01/15/22		950	941,569
4.25%, 05/15/24		3,505	3,294,700
5.00%, 10/15/25		10,717	10,047,187
Boyd Gaming Corp.:
6.88%, 05/15/23		500	519,375
6.38%, 04/01/26		530	525,362
6.00%, 08/15/26		1,150	1,111,188
Caesars Resort Collection LLC, 5.25%, 10/15/25(b)		1,532	1,425,717
Carnival Corp., 3.95%, 10/15/20		445	450,685
Cedar Fair LP, 5.38%, 04/15/27		380	362,900
Churchill Downs, Inc., 4.75%, 01/15/28(b)		2,330	2,120,300
Codere Finance 2 Luxembourg SA:
6.75%, 11/01/21	EUR	449	479,333
7.63%, 11/01/21(b)	USD	620	567,672
CPUK Finance Ltd.:
4.25%, 08/28/22	GBP	600	769,770
4.88%, 08/28/25		119	151,643

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Diamond Resorts International, Inc., 7.75%, 09/01/23(b)	USD	300	$307,125
EI Group plc, 6.38%, 02/15/22	GBP	150	198,016
Eldorado Resorts, Inc.:
6.00%, 04/01/25	USD	610	602,375
6.00%, 09/15/26(b)		673	659,136
Gohl Capital Ltd., 4.25%, 01/24/27		4,445	4,164,358
Golden Nugget, Inc., 6.75%, 10/15/24(b)		2,087	2,081,782
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		1,863	1,789,039
5.13%, 05/01/26(b)		3,085	3,015,587
Hilton Worldwide Finance LLC:
4.63%, 04/01/25		799	775,030
4.88%, 04/01/27		1,925	1,838,375
International Game Technology plc:
4.75%, 02/15/23	EUR	511	617,984
3.50%, 07/15/24		287	325,143
6.50%, 02/15/25(b)	USD	1,000	1,012,500
6.25%, 01/15/27(b)		910	892,937
IRB Holding Corp., 6.75%, 02/15/26(b)		320	306,400
Jack Ohio Finance LLC, 6.75%, 11/15/21(b)		600	615,750
KFC Holding Co.(b):
5.00%, 06/01/24		1,000	986,250
5.25%, 06/01/26		4,287	4,211,978
4.75%, 06/01/27		1,240	1,165,600
Ladbrokes Group Finance plc, 5.13%, 09/08/23	GBP	999	1,328,543
LHMC Finco SARL:
6.25%, 12/20/23	EUR	313	366,219
7.88%, 12/20/23(b)	USD	685	689,452
Marriott International, Inc., Series N, 3.13%, 10/15/21		480	473,224
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26(b)		678	684,780
McDonald’s Corp., 2.75%, 12/09/20		2,000	1,979,272
MGM Resorts International:
8.63%, 02/01/19		700	705,250
5.25%, 03/31/20		325	329,062
6.75%, 10/01/20		500	520,950
6.63%, 12/15/21		4,715	4,937,501
7.75%, 03/15/22		7,014	7,531,283
6.00%, 03/15/23		950	964,250
4.63%, 09/01/26		340	306,850
NCL Corp. Ltd., 4.75%, 12/15/21(b)		404	403,495
NH Hotel Group SA, 3.75%, 10/01/23	EUR	515	601,660
Pinnacle Bidco plc, 6.38%, 02/15/25	GBP	939	1,224,474
Punch Taverns Finance B Ltd., 7.37%, 09/30/21		51	72,227
Sabre GLBL, Inc.(b):
5.38%, 04/15/23	USD	430	430,000
5.25%, 11/15/23		305	301,151
Sands China Ltd., 5.40%, 08/08/28		2,140	2,044,438
Scientific Games International, Inc.:
10.00%, 12/01/22		5,443	5,687,935
5.00%, 10/15/25(b)		2,242	2,085,060
Silversea Cruise Finance Ltd., 7.25%, 02/01/25(b)		405	436,392
Sisal Group SpA, 7.00%, 07/31/23	EUR	860	995,153
Six Flags Entertainment Corp.(b):
4.88%, 07/31/24	USD	5,840	5,518,800
5.50%, 04/15/27		1,408	1,335,840
Snaitech SpA:
(EURIBOR 3 Month + 6.00%), 6.00%, 11/07/21(a)	EUR	470	532,292
6.38%, 11/07/21		340	396,687
Starbucks Corp., 2.10%, 02/04/21	USD	2,000	1,946,486

28

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC, 5.00%, 10/01/25(b)	USD	2,606	$2,420,349
Stonegate Pub Co. Financing plc:
4.88%, 03/15/22	GBP	345	432,360
(LIBOR GBP 3 Month + 4.38%), 5.17%, 03/15/22(a)		275	348,131
Studio City Co. Ltd.:
7.25%, 11/30/21(b)	USD	550	563,750
7.25%, 11/30/21		1,700	1,742,500
Studio City Finance Ltd., 8.50%, 12/01/20		250	249,340
Viking Cruises Ltd.(b):
6.25%, 05/15/25		483	484,063
5.88%, 09/15/27		3,711	3,516,172
VOC Escrow Ltd., 5.00%, 02/15/28(b)		600	564,000
Wyndham Destinations, Inc.:
3.90%, 03/01/23		772	714,100
5.40%, 04/01/24		59	56,788
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		824	799,280
Wyndham Worldwide Corp., 5.75%, 04/01/27		404	374,205
Wynn Las Vegas LLC(b):
4.25%, 05/30/23		300	285,000
5.50%, 03/01/25		1,300	1,236,625
5.25%, 05/15/27		2,325	2,104,125
Wynn Macau Ltd., 5.50%, 10/01/27(b)		728	653,189
Yum! Brands, Inc., 5.35%, 11/01/43		36	31,320

			109,736,789
Household Durables — 0.2%
Beazer Homes USA, Inc., 8.75%, 03/15/22		505	508,787
Brookfield Residential Properties, Inc.(b):
6.50%, 12/15/20		700	700,000
6.13%, 07/01/22		150	146,250
DR Horton, Inc., 2.55%, 12/01/20		2,000	1,953,387
K. Hovnanian Enterprises, Inc., 10.00%, 07/15/22(b)		1,923	1,855,695
Lennar Corp.:
4.50%, 11/15/19		105	105,394
6.63%, 05/01/20		1,980	2,044,350
8.38%, 01/15/21		1,156	1,245,590
6.25%, 12/15/21		2,060	2,126,950
4.13%, 01/15/22		425	414,928
4.75%, 11/15/22		450	445,590
4.88%, 12/15/23		1,550	1,513,187
4.75%, 05/30/25		375	357,187
5.25%, 06/01/26		432	412,586
4.75%, 11/29/27		1,595	1,491,325
Mattamy Group Corp., 6.50%, 10/01/25(b)		1,291	1,213,540
MDC Holdings, Inc., 6.00%, 01/15/43		350	280,000
Meritage Homes Corp., 5.13%, 06/06/27		245	215,600
PulteGroup, Inc.:
4.25%, 03/01/21		550	548,680
5.50%, 03/01/26		3,185	3,121,300
5.00%, 01/15/27		400	370,000
6.38%, 05/15/33		1,440	1,335,600
Taylor Morrison Communities, Inc., 5.25%, 04/15/21(b)		100	99,625
Tempur Sealy International, Inc., 5.50%, 06/15/26		1,006	920,490
TRI Pointe Group, Inc.:
5.88%, 06/15/24		265	247,444
5.25%, 06/01/27		600	512,250
Williams Scotsman International, Inc., 6.88%, 08/15/23(b)		165	163,763

			24,349,498

Security		Par (000)	Value
Household Products — 0.1%
Energizer Holdings, Inc., 5.50%, 06/15/25(b)	USD	1,430	$1,390,675
Spectrum Brands, Inc.:
6.63%, 11/15/22		4,100	4,187,125
5.75%, 07/15/25		2,332	2,267,870

			7,845,670
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.:
4.00%, 03/15/21		350	346,500
4.50%, 03/15/23		959	945,814
4.88%, 05/15/23		1,111	1,099,890
5.50%, 04/15/25		918	920,295
6.00%, 05/15/26		1,378	1,409,005
5.13%, 09/01/27		3,759	3,712,012
Calpine Corp.:
6.00%, 01/15/22(b)		525	527,625
5.38%, 01/15/23		2,645	2,506,137
5.88%, 01/15/24(b)		1,354	1,354,000
5.50%, 02/01/24		100	90,750
5.75%, 01/15/25		850	759,518
5.25%, 06/01/26(b)		6,851	6,294,356
Clearway Energy Operating LLC:
5.38%, 08/15/24		460	455,113
5.75%, 10/15/25(b)		2,644	2,604,340
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35		2,225	2,091,500
Exelon Generation Co. LLC, 2.95%, 01/15/20		2,000	1,987,311
GCL New Energy Holdings Ltd., 7.10%, 01/30/21		3,105	2,702,484
InterGen NV, 7.00%, 06/30/23(b)		500	491,250
NRG Energy, Inc.:
6.25%, 05/01/24		1,124	1,147,469
7.25%, 05/15/26		425	451,562
6.63%, 01/15/27		7,717	7,987,095
5.75%, 01/15/28(b)		1,533	1,529,168
Southern Power Co., Series D, 1.95%, 12/15/19		1,120	1,102,406
Talen Energy Supply LLC:
6.50%, 06/01/25		821	611,645
10.50%, 01/15/26(b)		440	386,100
Vistra Energy Corp.:
7.38%, 11/01/22		3,053	3,167,487
5.88%, 06/01/23		300	304,500
7.63%, 11/01/24		827	874,553

			47,859,885
Industrial Conglomerates — 0.1%
CITIC Ltd.:
6.80%, 01/17/23		3,000	3,267,609
4.00%, 01/11/28		1,240	1,149,264
General Electric Co.:
2.20%, 01/09/20		1,780	1,747,942
4.38%, 09/16/20		2,000	2,025,287
4.63%, 01/07/21		5,540	5,613,282
Roper Technologies, Inc.:
3.00%, 12/15/20		1,000	990,714
2.80%, 12/15/21		375	364,820

			15,158,918
Insurance — 0.3%
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23(b)		4,319	4,464,248
American Equity Investment Life Holding Co., 5.00%, 06/15/27		350	337,955
American International Group, Inc.:
2.30%, 07/16/19		1,000	995,268
3.38%, 08/15/20		391	390,294
3.30%, 03/01/21		2,000	1,979,691

29

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Insurance (continued)
Ardonagh Midco 3 plc:
8.38%, 07/15/23	GBP	892	$1,065,347
8.63%, 07/15/23(b)	USD	954	887,220
Asahi Mutual Life Insurance Co., (USD Swap Semi 5 Year + 4.59%), 6.50%(a)(j)		3,000	2,925,081
Assicurazioni Generali SpA(a):
(LIBOR GBP 3 Month + 2.20%), 6.42%(j)	GBP	100	127,185
(EURIBOR 3 Month + 7.11%), 7.75%, 12/12/42	EUR	300	393,080
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47		2,020	2,374,483
AXIS Specialty Finance plc, 2.65%, 04/01/19	USD	1,361	1,359,173
Berkshire Hathaway Finance Corp., 4.25%, 01/15/21		1,000	1,025,079
BNP Paribas Cardif SA, (EURIBOR 3 Month + 3.93%), 4.03%(a)(j)	EUR	400	467,737
Caisse Nationale de Reassurance Mutuelle Agricole Groupama:
(EURIBOR 3 Month + 5.77%), 6.37%(a)(j)		300	374,199
6.00%, 01/23/27		300	394,162
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22	USD	2,378	2,253,918
CNA Financial Corp., 5.88%, 08/15/20		500	520,589
CNO Financial Group, Inc., 5.25%, 05/30/25		370	373,238
Credit Agricole Assurances SA, (EUR Swap Annual 5 Year + 4.35%), 4.50%(a)(j)	EUR	500	591,837
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(b)	USD	190	188,338
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(a)(j)		760	689,863
Genworth Holdings, Inc., 7.63%, 09/24/21		550	559,625
Hartford Financial Services Group, Inc. (The), 5.50%, 03/30/20		3,082	3,171,387
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/09/47(a)		1,091	969,850
HUB International Ltd., 7.00%, 05/01/26(b)		2,158	2,106,208
KDB Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 7.50%, 05/21/48(a)		3,000	2,881,461
Liberty Mutual Group, Inc.(b):
(LIBOR USD 3 Month + 2.91%), 5.24%, 03/15/37(a)		2,150	2,074,750
7.80%, 03/15/37		2,957	3,385,765
Mapfre SA, (EURIBOR 3 Month + 4.30%), 4.13%, 09/07/48(a)	EUR	400	451,701
Marsh & McLennan Cos., Inc., 2.35%, 03/06/20	USD	1,725	1,700,837
Nationwide Financial Services, Inc., 6.75%, 05/15/37		900	963,000
NFP Corp., 6.88%, 07/15/25(b)		297	288,090
NN Group NV, (EURIBOR 3 Month + 3.90%), 4.38%(a)(j)	EUR	350	409,756
Pricoa Global Funding I, 2.45%, 09/21/22(b)	USD	790	758,482
Protective Life Global Funding, 2.26%, 04/08/20(b)		2,500	2,463,718
Prudential Financial, Inc., 5.38%, 06/21/20		750	773,666
QBE Insurance Group Ltd., (USD Swap Semi 10 Year + 4.40%), 5.87%, 06/17/46(a)		677	664,119
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		708	602,862
USIS Merger Sub, Inc., 6.88%, 05/01/25(b)		269	263,620
Willis North America, Inc., 3.60%, 05/15/24		720	692,702

			49,359,584

Security		Par (000)	Value
Interactive Media & Services — 0.0%
Baidu, Inc.:
3.00%, 06/30/20	USD	1,000	$990,112
2.88%, 07/06/22		750	719,374
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)		2,111	1,984,340

			3,693,826
Internet & Direct Marketing Retail — 0.0%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19		1,185	1,174,870
3.13%, 11/28/21		1,500	1,476,560
eBay, Inc., 2.15%, 06/05/20		1,000	982,352
Shop Direct Funding plc, 7.75%, 11/15/22	GBP	960	1,089,054
Uber Technologies, Inc., 7.50%, 11/01/23(b)	USD	538	535,816

			5,258,652
IT Services — 0.4%
Banff Merger Sub, Inc.:
8.38%, 09/01/26	EUR	1,220	1,368,678
9.75%, 09/01/26(b)	USD	4,900	4,704,000
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		1,095	1,068,994
Cogent Communications Group, Inc., 5.38%, 03/01/22(b)		675	679,219
DXC Technology Co., 2.88%, 03/27/20		2,550	2,525,045
Exela Intermediate LLC, 10.00%, 07/15/23(b)		3,700	3,846,890
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		2,000	2,004,302
2.25%, 08/15/21		715	688,157
First Data Corp.(b):
5.38%, 08/15/23		945	953,269
7.00%, 12/01/23		6,772	7,022,564
5.00%, 01/15/24		1,245	1,229,437
5.75%, 01/15/24		10,159	10,222,494
Fiserv, Inc., 2.70%, 06/01/20		5,000	4,946,787
Gartner, Inc., 5.13%, 04/01/25(b)		1,366	1,355,755
HT Global IT Solutions Holdings Ltd., 7.00%, 07/14/21		485	493,027
IBM Credit LLC, 1.80%, 01/20/21		3,000	2,899,999
InterXion Holding NV:
4.75%, 06/15/25	EUR	1,043	1,231,158
Total System Services, Inc.:
3.80%, 04/01/21	USD	165	165,295
3.75%, 06/01/23		475	470,830
United Group BV:
4.38%, 07/01/22	EUR	1,639	1,910,134
(EURIBOR 3 Month + 4.38%), 4.38%, 07/01/23(a)		100	113,652
4.88%, 07/01/24		875	1,022,248
VeriSign, Inc.:
4.63%, 05/01/23	USD	500	500,000
5.25%, 04/01/25		350	349,125
4.75%, 07/15/27		4,690	4,415,869
Visa, Inc., 2.20%, 12/14/20		2,000	1,959,384
WEX, Inc., 4.75%, 02/01/23(b)		1,759	1,750,205
Zayo Group LLC:
6.00%, 04/01/23		5,172	5,275,440
6.38%, 05/15/25		777	794,482
5.75%, 01/15/27(b)		5,489	5,380,318

			71,346,757
Leisure Products — 0.0%
Mattel, Inc., 6.75%, 12/31/25(b)		1,973	1,889,147

Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc., 5.50%, 04/01/26(b)		769	767,078
Life Technologies Corp., 6.00%, 03/01/20		2,000	2,063,721
Thermo Fisher Scientific, Inc., 3.00%, 04/15/23		345	332,504

			3,163,303

30

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Machinery — 0.2%
Amsted Industries, Inc., 5.00%, 03/15/22(b)	USD	500	$490,625
BCD Acquisition, Inc., 9.63%, 09/15/23(b)		450	474,750
BlueLine Rental Finance Corp., 9.25%, 03/15/24(b)		6,607	6,896,056
Colfax Corp., 3.25%, 05/15/25	EUR	1,122	1,271,024
Grinding Media, Inc., 7.38%, 12/15/23(b)	USD	3,669	3,769,898
Huayi Finance I Ltd., 4.00%, 12/02/19		437	422,931
Mueller Water Products, Inc., 5.50%, 06/15/26(b)		260	257,400
Novelis Corp.(b):
6.25%, 08/15/24		3,843	3,804,570
5.88%, 09/30/26		5,783	5,450,477
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	988	1,084,088
RBS Global, Inc., 4.88%, 12/15/25(b)	USD	1,317	1,234,688
SPX FLOW, Inc.(b):
5.63%, 08/15/24		1,150	1,115,500
5.88%, 08/15/26		700	672,000
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)		310	308,875
Terex Corp., 5.63%, 02/01/25(b)		3,345	3,181,931
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		2,654	2,209,455
Xylem, Inc., 4.88%, 10/01/21		1,135	1,169,335

			33,813,603
Marine — 0.0%
CMA CGM SA, 5.25%, 01/15/25	EUR	600	574,254
Stena AB, 7.00%, 02/01/24(b)	USD	500	472,000

			1,046,254
Media — 1.1%
Acosta, Inc., 7.75%, 10/01/22(b)		538	177,540
Altice Financing SA(b):
6.63%, 02/15/23		3,200	3,167,360
7.50%, 05/15/26		4,120	3,872,800
Altice Finco SA:
7.63%, 02/15/25(b)		280	248,850
4.75%, 01/15/28	EUR	400	375,297
Altice Luxembourg SA(b):
7.75%, 05/15/22	USD	7,979	7,430,444
7.63%, 02/15/25		800	682,000
Altice US Finance I Corp.(b):
5.38%, 07/15/23		6,820	6,818,704
5.50%, 05/15/26		1,703	1,658,824
AMC Networks, Inc.:
4.75%, 12/15/22		500	492,500
5.00%, 04/01/24		670	640,821
4.75%, 08/01/25		3,421	3,180,162
Block Communications, Inc., 6.88%, 02/15/25(b)		350	354,812
Cablevision SA, 6.50%, 06/15/21(b)		6,992	6,834,680
Cablevision Systems Corp.:
8.00%, 04/15/20		2,620	2,741,175
5.88%, 09/15/22		450	452,250
Cequel Communications Holdings I LLC(b):
Series 144, 5.13%, 12/15/21		4,716	4,703,172
7.75%, 07/15/25		1,620	1,713,150
7.50%, 04/01/28		1,565	1,622,076
Charter Communications Operating LLC:
3.58%, 07/23/20		2,000	1,996,707
4.46%, 07/23/22		370	374,336
4.91%, 07/23/25		925	928,941
Clear Channel International BV, 8.75%, 12/15/20(b)		1,203	1,227,060
Clear Channel Worldwide Holdings, Inc.:
Series B, 7.63%, 03/15/20		3,717	3,712,354
Series A, 6.50%, 11/15/22		11,983	12,140,432

Security		Par (000)	Value
Media (continued)
Comcast Corp.:
5.15%, 03/01/20	USD	2,000	$2,050,107
3.45%, 10/01/21		1,615	1,614,230
2.85%, 01/15/23		1,000	968,312
Cox Communications, Inc., 3.25%, 12/15/22(b)		2,310	2,240,311
CSC Holdings LLC:
6.75%, 11/15/21		1,000	1,047,150
10.13%, 01/15/23(b)		2,261	2,459,742
5.25%, 06/01/24		1,392	1,341,540
6.63%, 10/15/25(b)		3,198	3,349,905
10.88%, 10/15/25(b)		7,103	8,195,086
5.50%, 04/15/27(b)		970	931,200
5.38%, 02/01/28(b)		815	768,138
Discovery Communications LLC, 3.25%, 04/01/23		1,000	965,574
DISH DBS Corp.:
7.88%, 09/01/19		1,150	1,184,270
5.13%, 05/01/20		225	225,563
6.75%, 06/01/21		1,891	1,909,910
5.88%, 07/15/22		8,975	8,481,375
5.00%, 03/15/23		4	3,500
5.88%, 11/15/24		5,194	4,414,900
7.75%, 07/01/26		2,529	2,263,455
Gray Television, Inc.(b):
5.13%, 10/15/24		325	308,344
5.88%, 07/15/26		1,219	1,169,862
Interpublic Group of Cos., Inc. (The):
3.50%, 10/01/20		450	449,502
3.75%, 10/01/21		155	154,908
Lamar Media Corp.:
5.00%, 05/01/23		335	334,370
5.38%, 01/15/24		400	400,500
Liberty Interactive LLC, 8.25%, 02/01/30		350	365,750
MDC Partners, Inc., 6.50%, 05/01/24(b)		1,448	1,187,360
Meredith Corp., 6.88%, 02/01/26(b)		1,549	1,549,000
Midcontinent Communications, 6.88%, 08/15/23(b)		952	992,460
Nexstar Broadcasting, Inc., 5.63%, 08/01/24(b)		670	639,850
Omnicom Group, Inc., 4.45%, 08/15/20		2,280	2,319,570
Outfront Media Capital LLC:
5.25%, 02/15/22		500	503,600
5.63%, 02/15/24		300	300,495
Quebecor Media, Inc., 5.75%, 01/15/23		1,335	1,338,338
Radiate Holdco LLC, 6.63%, 02/15/25(b)		649	606,815
Sinclair Television Group, Inc.:
5.38%, 04/01/21		600	599,250
6.13%, 10/01/22		100	101,000
5.63%, 08/01/24(b)		325	311,188
Sirius XM Radio, Inc.(b):
3.88%, 08/01/22		625	601,562
4.63%, 05/15/23		350	340,375
6.00%, 07/15/24		1,200	1,226,760
5.38%, 04/15/25		795	787,547
5.38%, 07/15/26		1,130	1,104,575
5.00%, 08/01/27		6,043	5,678,547
Sky plc, 2.63%, 09/16/19(b)		1,640	1,630,868
TEGNA, Inc.:
5.13%, 10/15/19		139	138,652
5.13%, 07/15/20		150	150,000
6.38%, 10/15/23		700	715,750
5.50%, 09/15/24(b)		325	324,594
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		2,200	2,040,500

31

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Media (continued)
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	1,108	$1,352,461
Time Warner Cable LLC:
8.75%, 02/14/19	USD	460	467,100
4.13%, 02/15/21		1,000	1,003,312
Tribune Media Co., 5.88%, 07/15/22		2,388	2,417,850
Unitymedia GmbH:
6.13%, 01/15/25(b)		600	616,500
3.75%, 01/15/27	EUR	458	545,438
Unitymedia Hessen GmbH & Co. KG:
4.00%, 01/15/25		600	712,543
5.00%, 01/15/25(b)	USD	250	252,415
3.50%, 01/15/27	EUR	244	290,530
6.25%, 01/15/29		1,734	2,209,204
Univision Communications, Inc.(b):
5.13%, 05/15/23	USD	680	640,560
5.13%, 02/15/25		2,986	2,729,204
UPC Holding BV, 5.50%, 01/15/28(b)		2,170	2,007,250
UPCB Finance IV Ltd.:
5.38%, 01/15/25(b)		1,122	1,091,706
4.00%, 01/15/27	EUR	1,222	1,432,278
UPCB Finance VII Ltd., 3.63%, 06/15/29		290	324,133
Videotron Ltd.:
5.00%, 07/15/22	USD	450	449,437
5.38%, 06/15/24(b)		400	399,500
5.13%, 04/15/27(b)		2,313	2,191,568
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	1,141	1,449,423
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23		375	487,713
Ziggo Bond Co. BV:
7.13%, 05/15/24	EUR	1,249	1,504,441
5.88%, 01/15/25(b)	USD	2,191	2,004,765
6.00%, 01/15/27(b)		400	356,000
Ziggo BV, 5.50%, 01/15/27(b)		2,181	2,001,068

			169,269,006
Metals & Mining — 0.6%
AK Steel Corp., 7.00%, 03/15/27		450	398,250
Alcoa Nederland Holding BV(b):
6.75%, 09/30/24		500	525,000
7.00%, 09/30/26		685	722,675
6.13%, 05/15/28		291	290,272
Allegheny Technologies, Inc.:
5.95%, 01/15/21		497	498,242
7.88%, 08/15/23		350	369,250
Anglo American Capital plc, 4.13%, 04/15/21(b)		204	204,553
ArcelorMittal:
5.25%, 08/05/20		300	306,991
5.50%, 03/01/21		700	724,594
6.25%, 02/25/22		500	531,800
Big River Steel LLC, 7.25%, 09/01/25(b)		1,133	1,181,152
Bukit Makmur Mandiri Utama PT:
7.75%, 02/13/22		4,187	4,217,063
Chalco Hong Kong Investment Co. Ltd., 4.88%, 09/07/21		2,975	2,976,517
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22		2,890	2,749,922
Cleveland-Cliffs, Inc.:
4.88%, 01/15/24(b)		675	644,625
5.75%, 03/01/25		3,487	3,295,215
Constellium NV:
4.63%, 05/15/21	EUR	420	479,804
5.75%, 05/15/24(b)	USD	416	395,720
6.63%, 03/01/25(b)		316	309,680

Security		Par (000)	Value
Metals & Mining (continued)
Constellium NV (continued)
4.25%, 02/15/26	EUR	159	$175,724
5.88%, 02/15/26(b)	USD	3,274	3,053,005
Eldorado Gold Corp., 6.13%, 12/15/20(b)		375	349,687
Energy Resources LLC, 8.00%, 09/30/22(m)		1,030	979,363
FMG Resources August 2006 Pty. Ltd.(b):
4.75%, 05/15/22		555	532,800
5.13%, 03/15/23		360	347,400
5.13%, 05/15/24		545	517,750
Freeport-McMoRan, Inc.:
3.10%, 03/15/20		650	639,438
4.00%, 11/14/21		1,350	1,314,562
3.55%, 03/01/22		4,868	4,606,345
6.88%, 02/15/23		500	523,625
3.88%, 03/15/23		5,701	5,273,425
4.55%, 11/14/24		1,739	1,610,749
5.40%, 11/14/34		1,075	940,625
5.45%, 03/15/43		9,132	7,739,370
HBIS Group Hong Kong Co. Ltd., 4.25%, 04/07/20		2,644	2,586,348
Hudbay Minerals, Inc., 7.63%, 01/15/25(b)		410	412,050
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(b)		544	582,080
JSW Steel Ltd., 5.25%, 04/13/22		2,600	2,518,750
Minmetals Bounteous Finance BVI Ltd.:
4.75%, 07/30/25		1,900	1,884,970
4.20%, 07/27/26		1,700	1,625,316
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27		4,000	3,577,250
Newmont Mining Corp., 3.50%, 03/15/22		722	712,844
Northwest Acquisitions ULC, 7.13%, 11/01/22(b)		395	397,706
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	EUR	461	313,787
Press Metal Labuan Ltd., 4.80%, 10/30/22	USD	2,400	2,241,000
Schmolz+Bickenbach Luxembourg Finance SA, 5.63%, 07/15/22	EUR	205	233,340
Shandong Iron and Steel Xinheng International Co. Ltd., 6.50%, 06/14/21	USD	418	392,920
Southern Copper Corp., 5.38%, 04/16/20		15,515	15,844,694
Steel Dynamics, Inc.:
5.13%, 10/01/21		500	502,500
5.50%, 10/01/24		275	276,719
4.13%, 09/15/25		718	671,330
5.00%, 12/15/26		920	899,300
SunCoke Energy Partners LP, 7.50%, 06/15/25(b)		500	508,750
Teck Resources Ltd.:
8.50%, 06/01/24(b)		1,785	1,936,725
6.13%, 10/01/35		450	455,625
5.20%, 03/01/42		2,031	1,802,512
5.40%, 02/01/43		1,171	1,065,610
United States Steel Corp.:
6.88%, 08/15/25		1,169	1,145,620
6.25%, 03/15/26		1,509	1,422,233
Vale Overseas Ltd., 4.38%, 01/11/22		378	380,117
Vedanta Resources plc:
8.25%, 06/07/21		697	706,163
7.13%, 05/31/23		4,150	3,892,327

			98,413,779
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.:
3.63%, 02/01/21(b)		350	339,937
5.00%, 12/15/21		1,567	1,559,165
4.75%, 03/15/25		350	333,375

			2,232,477

32

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Multiline Retail — 0.0%
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	350	$447,662
JC Penney Corp., Inc., 5.88%, 07/01/23(b)	USD	315	272,475
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(b)		1,585	951,000

			1,671,137
Multi-Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 3.63%, 01/12/23		1,700	1,657,500
Ameren Corp., 2.70%, 11/15/20		3,580	3,527,408
Berkshire Hathaway Energy Co.:
2.40%, 02/01/20		1,155	1,144,360
2.38%, 01/15/21		380	372,431
CenterPoint Energy, Inc.:
3.60%, 11/01/21		1,055	1,054,759
2.50%, 09/01/22		395	377,110
Consolidated Edison Co. of New York, Inc., 4.45%, 06/15/20		2,950	3,004,318
Dominion Energy, Inc., 2.58%, 07/01/20		2,400	2,363,520
DTE Energy Co., Series D, 3.70%, 08/01/23		475	471,547
RWE AG, (EUR Swap Annual 5 Year + 2.64%), 2.75%, 04/21/75(a)	EUR	600	688,982
Sempra Energy:
2.40%, 02/01/20	USD	1,325	1,308,967
(LIBOR USD 3 Month + 0.50%), 2.94%, 01/15/21(a)		1,110	1,110,047
WEC Energy Group, Inc., 3.38%, 06/15/21		660	658,166

			17,739,115
Oil, Gas & Consumable Fuels — 2.9%
ABM Investama Tbk. PT, 7.13%, 08/01/22		3,000	2,711,250
Aker BP ASA, 5.88%, 03/31/25(b)		350	353,062
Andeavor Logistics LP:
6.25%, 10/15/22		292	301,125
3.50%, 12/01/22		360	351,475
Antero Midstream Partners LP, 5.38%, 09/15/24		1,295	1,262,625
Antero Resources Corp.:
5.38%, 11/01/21		675	675,844
5.13%, 12/01/22		822	816,349
5.63%, 06/01/23		785	785,000
5.00%, 03/01/25		1,993	1,935,701
Apache Corp.:
3.63%, 02/01/21		1,947	1,944,555
3.25%, 04/15/22		1,057	1,034,484
Ascent Resources Utica Holdings LLC(b):
10.00%, 04/01/22		685	754,356
7.00%, 11/01/26		554	537,380
Berry Petroleum Co. LLC, 7.00%, 02/15/26(b)		174	172,469
Blue Racer Midstream LLC, 6.13%, 11/15/22(b)		500	510,000
BP Capital Markets plc:
2.52%, 01/15/20		3,000	2,979,621
4.50%, 10/01/20		825	843,346
4.74%, 03/11/21		715	735,891
BPRL International Singapore Pte. Ltd., 4.38%, 01/18/27		1,071	984,704
Buckeye Partners LP:
4.88%, 02/01/21		2,000	2,024,506
(LIBOR USD 3 Month + 4.02%), 6.38%, 01/22/78(a)		8,825	8,080,024
California Resources Corp., 8.00%, 12/15/22(b)		3,566	3,173,740
Calumet Specialty Products Partners LP, 6.50%, 04/15/21		319	306,240
Canadian Natural Resources Ltd., 2.95%, 01/15/23		1,790	1,723,046

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23	USD	2,593	$2,547,623
8.25%, 07/15/25		270	280,125
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		3,114	3,367,012
5.88%, 03/31/25		4,312	4,441,360
5.13%, 06/30/27		6,014	5,893,720
Cheniere Energy Partners LP:
5.25%, 10/01/25		3,739	3,668,894
5.63%, 10/01/26(b)		2,724	2,683,140
Chesapeake Energy Corp.:
6.63%, 08/15/20		1,204	1,240,120
4.88%, 04/15/22		2,260	2,147,000
8.00%, 12/15/22(b)		2,879	3,007,115
7.00%, 10/01/24		4,550	4,453,312
8.00%, 01/15/25		891	902,138
7.50%, 10/01/26		749	734,020
Chevron Corp., 2.42%, 11/17/20		4,000	3,943,682
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42		5,000	5,134,025
CNX Resources Corp., 5.88%, 04/15/22		12,987	12,751,676
CONSOL Energy, Inc., 11.00%, 11/15/25(b)		566	635,335
Continental Resources, Inc.:
5.00%, 09/15/22		1,199	1,210,786
4.50%, 04/15/23		3,485	3,491,169
3.80%, 06/01/24		650	627,829
4.38%, 01/15/28		600	580,005
Covey Park Energy LLC, 7.50%, 05/15/25(b)		1,996	1,961,070
Crestwood Midstream Partners LP:
6.25%, 04/01/23		645	657,900
5.75%, 04/01/25		350	349,125
CrownRock LP, 5.63%, 10/15/25(b)		3,993	3,798,341
CVR Refining LLC, 6.50%, 11/01/22		350	352,187
DCP Midstream Operating LP:
5.35%, 03/15/20(b)		350	353,937
4.75%, 09/30/21(b)		600	601,500
3.88%, 03/15/23		300	288,000
5.38%, 07/15/25		1,895	1,921,625
6.45%, 11/03/36(b)		1,148	1,185,310
6.75%, 09/15/37(b)		1,400	1,456,000
(LIBOR USD 3 Month + 3.85%), 5.85%, 05/21/43(a)(b)		375	335,625
DEA Finance SA, 7.50%, 10/15/22	EUR	600	720,433
Denbury Resources, Inc., 9.25%, 03/31/22(b)	USD	1,347	1,404,248
Devon Energy Corp.:
4.00%, 07/15/21		1,110	1,113,006
3.25%, 05/15/22		510	495,561
Diamondback Energy, Inc.:
4.75%, 11/01/24(b)		1,236	1,202,010
4.75%, 11/01/24		447	434,707
5.38%, 05/31/25		510	507,450
Eclipse Resources Corp., 8.88%, 07/15/23		245	243,775
Enbridge Energy Partners LP, 4.38%, 10/15/20		1,710	1,732,866
Enbridge, Inc.:
2.90%, 07/15/22		1,210	1,168,001
Series 16-A, (LIBOR USD 3 Month + 3.89%), 6.00%, 01/15/77(a)		36,600	34,219,394
(LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78(a)		32,950	30,831,826
Encana Corp., 3.90%, 11/15/21		890	889,051
Encavis Finance BV, (EUR Swap Annual 5 Year + 1.10%), 5.25%(a)(j)(l)	EUR	200	231,287
Endeavor Energy Resources LP(b):
5.50%, 01/30/26	USD	1,854	1,904,985
5.75%, 01/30/28		622	642,215

33

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP:
7.50%, 10/15/20	USD	700	$741,125
5.88%, 01/15/24		250	262,812
5.50%, 06/01/27		720	731,916
Energy Transfer Partners LP:
4.15%, 10/01/20		615	620,240
3.60%, 02/01/23		640	623,181
EnLink Midstream Partners LP:
4.40%, 04/01/24		1,407	1,355,832
4.15%, 06/01/25		134	124,557
4.85%, 07/15/26		175	165,518
5.05%, 04/01/45		209	165,358
5.45%, 06/01/47		834	702,699
Enterprise Products Operating LLC:
2.55%, 10/15/19		1,000	994,282
3.50%, 02/01/22		3,400	3,383,210
EOG Resources, Inc., 2.45%, 04/01/20		3,820	3,777,931
EP Energy LLC:
9.38%, 05/01/20		55	53,762
9.38%, 05/01/24(b)		1,671	1,269,960
8.00%, 11/29/24(b)		395	381,175
7.75%, 05/15/26(b)		3,680	3,680,000
Eterna Capital Pte. Ltd., Series B, 0.00% (0.00% Cash or 8.00% PIK), 12/11/22(i)		6,025	5,584,953
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24		281	263,438
5.63%, 02/01/26		2,457	2,076,165
Exxon Mobil Corp., 2.22%, 03/01/21		2,000	1,954,035
Genesis Energy LP:
6.75%, 08/01/22		500	502,500
6.50%, 10/01/25		711	655,897
GNL Quintero SA, 4.63%, 07/31/29		10,344	9,994,890
Greenko Dutch BV, 5.25%, 07/24/24		2,925	2,636,405
Gulfport Energy Corp.:
6.63%, 05/01/23		772	772,000
6.00%, 10/15/24		1,530	1,430,550
6.38%, 05/15/25		410	389,500
Hess Infrastructure Partners LP, 5.63%, 02/15/26(b)		1,351	1,354,378
Hilcorp Energy I LP(b):
5.00%, 12/01/24		100	94,375
5.75%, 10/01/25		550	534,875
6.25%, 11/01/28		355	341,691
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27		1,177	1,047,784
Holly Energy Partners LP, 6.00%, 08/01/24(b)		350	350,875
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)		525	496,125
Jagged Peak Energy LLC, 5.88%, 05/01/26(b)		156	152,100
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21		3,450	3,559,698
Kinder Morgan, Inc.:
3.05%, 12/01/19		785	782,126
3.15%, 01/15/23		780	752,045
Magellan Midstream Partners LP, 4.25%, 02/01/21		2,295	2,324,560
Magnolia Oil & Gas Operating LLC, 6.00%, 08/01/26(b)		622	614,225
Matador Resources Co., 5.88%, 09/15/26(b)		2,156	2,107,490
Medco Straits Services Pte. Ltd., 8.50%, 08/17/22		4,337	4,394,791
MEG Energy Corp.(b):
6.38%, 01/30/23		1,207	1,164,755
7.00%, 03/31/24		750	736,875
6.50%, 01/15/25		2,593	2,683,755

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/26(b)	USD	475	$457,045
Murphy Oil Corp.:
4.00%, 06/01/22		400	385,575
4.45%, 12/01/22		350	340,766
6.88%, 08/15/24		400	415,451
5.75%, 08/15/25		465	462,488
Navios Maritime Acquisition Corp., 8.13%, 11/15/21(b)		400	335,500
Neptune Energy Bondco plc, 6.63%, 05/15/25(b)		1,478	1,441,050
Newfield Exploration Co.:
5.75%, 01/30/22		600	618,750
5.38%, 01/01/26		2,150	2,170,167
NGL Energy Partners LP:
5.13%, 07/15/19		980	982,450
7.50%, 11/01/23		550	539,688
NGPL PipeCo LLC(b):
4.38%, 08/15/22		1,833	1,810,087
4.88%, 08/15/27		1,683	1,619,888
7.77%, 12/15/37		1,627	1,903,590
NuStar Logistics LP, 5.63%, 04/28/27		400	382,500
Oasis Petroleum, Inc.:
6.88%, 03/15/22		568	571,550
6.25%, 05/01/26(b)		125	122,813
Occidental Petroleum Corp., Series 1, 4.10%, 02/01/21		1,005	1,018,898
Oil India International Pte. Ltd., 4.00%, 04/21/27		272	243,097
Origin Energy Finance Ltd., (EUR Swap Annual 5 Year + 3.67%), 4.00%, 09/16/74(a)	EUR	950	1,097,727
Parkland Fuel Corp., 6.00%, 04/01/26(b)	USD	330	322,575
Parsley Energy LLC(b):
5.38%, 01/15/25		1,503	1,472,940
5.63%, 10/15/27		1,407	1,386,978
PBF Holding Co. LLC, 7.25%, 06/15/25		2,825	2,909,750
PDC Energy, Inc.:
6.13%, 09/15/24		241	230,155
5.75%, 05/15/26		701	643,168
Peabody Energy Corp., 6.38%, 03/31/25(b)		335	335,000
Petrobras Global Finance BV:
4.38%, 05/20/23		16,355	15,847,995
5.30%, 01/27/25		13,605	12,938,355
Pioneer Natural Resources Co.:
7.50%, 01/15/20		120	125,633
3.45%, 01/15/21		2,810	2,796,922
PTTEP Treasury Center Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 4.60%(a)(j)		1,600	1,536,000
Puma International Financing SA(b):
5.13%, 10/06/24		350	294,000
5.00%, 01/24/26		550	454,438
QEP Resources, Inc.:
6.88%, 03/01/21		226	235,040
5.38%, 10/01/22		1,452	1,430,220
5.25%, 05/01/23		400	383,000
5.63%, 03/01/26		4,564	4,295,865
Range Resources Corp.:
5.88%, 07/01/22		1,228	1,235,675
5.00%, 08/15/22		871	855,757
5.00%, 03/15/23		1,277	1,235,498
4.88%, 05/15/25		1,215	1,126,912
Repsol International Finance BV(a):
(EUR Swap Annual 6 Year + 3.56%), 3.88%(j)	EUR	500	592,518
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/75		1,225	1,475,949

34

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Resolute Energy Corp., 8.50%, 05/01/20	USD	2,063	$2,057,843
Rockies Express Pipeline LLC(b):
6.00%, 01/15/19		500	501,562
5.63%, 04/15/20		500	510,850
6.88%, 04/15/40		1,969	2,141,288
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21		3,300	3,414,603
Sable Permian Resources Land LLC, 13.00%, 11/30/20(b)		375	398,906
Sanchez Energy Corp.:
7.75%, 06/15/21		5,860	2,930,000
7.25%, 02/15/23(b)		688	630,380
Santos Finance Ltd., 4.13%, 09/14/27		3,800	3,484,083
Seven Generations Energy Ltd.(b):
6.75%, 05/01/23		73	74,880
6.88%, 06/30/23		1,154	1,188,620
5.38%, 09/30/25		1,458	1,359,585
SM Energy Co.:
6.13%, 11/15/22		262	265,275
5.00%, 01/15/24		941	896,303
5.63%, 06/01/25		2,255	2,170,437
6.75%, 09/15/26		516	517,290
6.63%, 01/15/27		562	564,810
Southern Star Central Corp., 5.13%, 07/15/22(b)		139	136,741
Southwestern Energy Co.:
4.10%, 03/15/22		800	788,000
6.20%, 01/23/25		3,441	3,346,373
7.50%, 04/01/26		2,380	2,421,650
7.75%, 10/01/27		2,822	2,857,275
SRC Energy, Inc., 6.25%, 12/01/25		400	372,500
Summit Midstream Holdings LLC, 5.75%, 04/15/25		314	300,655
Sunoco Logistics Partners Operations LP, 4.40%, 04/01/21		1,326	1,341,629
Sunoco LP(b):
4.88%, 01/15/23		2,180	2,100,975
5.50%, 02/15/26		4,252	4,050,030
5.88%, 03/15/28		436	406,570
Tallgrass Energy Partners LP(b):
5.50%, 09/15/24		805	810,031
5.50%, 01/15/28		3,508	3,467,869
Targa Resources Partners LP:
4.13%, 11/15/19		750	750,000
5.25%, 05/01/23		500	498,750
4.25%, 11/15/23		1,330	1,275,536
6.75%, 03/15/24		400	419,000
5.13%, 02/01/25		535	520,288
5.88%, 04/15/26(b)		1,922	1,931,610
5.38%, 02/01/27		275	267,438
5.00%, 01/15/28		550	521,125
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		1,000	947,500
5.00%, 01/31/28		1,154	1,031,388
Texas Eastern Transmission LP, 2.80%, 10/15/22(b)		1,070	1,024,694
TransCanada PipeLines Ltd.:
3.80%, 10/01/20		2,615	2,635,954
3.75%, 10/16/23		760	753,035
Transcanada Trust, Series 16-A, (LIBOR USD 3 Month + 4.64%), 5.87%, 08/15/76(a)		48,379	47,624,288
Tullow Oil plc, 7.00%, 03/01/25		600	585,750
UGI International LLC, 3.25%, 11/01/25	EUR	550	625,294

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
W&T Offshore, Inc., 9.75%, 11/01/23(b)	USD	1,010	$977,377
Whiting Petroleum Corp.:
5.75%, 03/15/21		600	603,750
6.63%, 01/15/26		3,791	3,786,261
Williams Cos., Inc. (The):
7.88%, 09/01/21		991	1,091,154
3.60%, 03/15/22		2,255	2,218,288
3.70%, 01/15/23		1,615	1,584,914
4.55%, 06/24/24		850	856,028
WPX Energy, Inc.:
6.00%, 01/15/22		176	179,960
8.25%, 08/01/23		771	866,411
5.25%, 09/15/24		2,346	2,316,675
5.75%, 06/01/26		345	343,275
Yancoal International Resources Development Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.30%), 5.75%(a)(j)		1,495	1,479,587
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		1,535	1,483,247

			454,309,741
Paper & Forest Products — 0.0%
Klabin Finance SA, 5.25%, 07/16/24(b)		1,400	1,367,030
Mercer International, Inc., 6.50%, 02/01/24		374	377,740
Norbord, Inc.(b):
5.38%, 12/01/20		1,857	1,889,498
6.25%, 04/15/23		173	175,595
Resolute Forest Products, Inc., 5.88%, 05/15/23		450	457,611
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	300	348,749
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/26		994	1,149,778

			5,766,001
Personal Products — 0.0%(b)
Avon International Operations, Inc., 7.88%, 08/15/22	USD	1,795	1,821,925
First Quality Finance Co., Inc., 4.63%, 05/15/21		400	393,000

			2,214,925
Pharmaceuticals — 0.4%
Allergan Finance LLC, 3.25%, 10/01/22		455	442,164
Allergan Funding SCS:
3.00%, 03/12/20		1,000	996,380
3.45%, 03/15/22		2,384	2,344,462
AstraZeneca plc:
1.95%, 09/18/19		1,000	989,659
2.38%, 11/16/20		2,800	2,743,310
Bausch Health Cos., Inc.:
7.50%, 07/15/21(b)		1,818	1,845,270
5.63%, 12/01/21(b)		2,828	2,782,045
6.50%, 03/15/22(b)		1,851	1,915,785
5.50%, 03/01/23(b)		3,464	3,282,140
4.50%, 05/15/23	EUR	345	378,080
5.88%, 05/15/23(b)	USD	6,282	5,991,457
7.00%, 03/15/24(b)		3,370	3,529,030
6.13%, 04/15/25(b)		7,769	7,145,149
5.50%, 11/01/25(b)		2,645	2,592,100
9.00%, 12/15/25(b)		1,551	1,616,918
9.25%, 04/01/26(b)		800	839,000
8.50%, 01/31/27(b)		2,929	2,980,258
Elanco Animal Health, Inc.(b):
4.27%, 08/28/23		505	502,678
4.90%, 08/28/28		544	537,409

35

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Pharmaceuticals (continued)
Endo Dac(b):
6.00%, 07/15/23	USD	683	$587,380
5.88%, 10/15/24		1,880	1,880,000
Endo Finance LLC, 7.25%, 01/15/22(b)		755	715,362
Rossini SARL:
(EURIBOR 3 Month + 6.25%), 6.25%, 10/30/25(a)	EUR	400	457,591
6.75%, 10/30/25		2,317	2,670,276
Sanofi SA, 4.00%, 03/29/21	USD	3,700	3,755,239
Shire Acquisitions Investments Ireland DAC:
2.40%, 09/23/21		2,810	2,699,716
2.88%, 09/23/23		1,230	1,160,332
Zoetis, Inc., 3.25%, 08/20/21		1,335	1,328,122

			58,707,312
Professional Services — 0.0%(b)
IHS Markit Ltd.:
5.00%, 11/01/22		500	510,400
4.75%, 02/15/25		625	618,737
4.00%, 03/01/26		350	329,403
Jaguar Holding Co. II, 6.38%, 08/01/23		3,745	3,743,876

			5,202,416
Real Estate Management & Development — 1.0%
ADLER Real Estate AG:
4.75%, 04/08/20	EUR	68	78,175
1.88%, 04/27/23		500	548,629
2.13%, 02/06/24		590	646,412
3.00%, 04/27/26		700	767,197
Agile Group Holdings Ltd.:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.46%), 10.22%(a)(j)	USD	1,850	1,836,125
8.50%, 07/18/21		3,458	3,371,083
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%(a)(j)		1,500	1,308,825
Akelius Residential Property AB, (EUR Swap Annual 5 Year + 3.49%), 3.88%, 10/05/78(a)	EUR	200	224,176
APL Realty Holdings Pte. Ltd., 5.95%, 06/02/24	USD	3,300	2,310,000
AT Securities BV, (USD Swap Semi 5 Year + 3.55%), 5.25%(a)(j)		750	694,125
ATF Netherlands BV, (EUR Swap Annual 5 Year + 4.38%), 3.75%(a)(j)	EUR	400	450,784
Caiyun International Investment Ltd., 3.13%, 07/12/19	USD	1,500	1,440,450
Central China Real Estate Ltd., 6.88%, 10/23/20		3,500	3,377,500
China Aoyuan Property Group Ltd.:
7.50%, 05/10/21		4,400	4,114,000
7.95%, 09/07/21		2,500	2,402,513
China Evergrande Group:
6.25%, 06/28/21		702	624,573
7.50%, 06/28/23		2,500	2,008,388
8.75%, 06/28/25		2,791	2,187,446
China SCE Group Holdings Ltd., 7.45%, 04/17/21		3,000	2,794,395
CIFI Holdings Group Co. Ltd.:
6.38%, 05/02/20		2,800	2,674,000
6.88%, 04/23/21		1,757	1,634,010
5.50%, 01/23/22		2,300	1,984,360
Country Garden Holdings Co. Ltd.:
7.25%, 04/04/21		789	769,669
7.13%, 01/27/22		2,295	2,145,825
8.00%, 01/27/24		1,550	1,429,790
Easy Tactic Ltd.:
7.00%, 04/25/21		800	748,000
8.88%, 09/27/21		1,800	1,751,328

Security		Par (000)	Value
Real Estate Management & Development (continued)
Excel Capital Global Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 9.34%), 7.00%(a)(j)	USD	4,000	$3,970,000
Fantasia Holdings Group Co. Ltd.:
10.75%, 01/22/20		3,600	3,167,298
8.38%, 03/08/21		1,100	814,000
7.95%, 07/05/22		1,650	1,095,187
Five Point Operating Co. LP, 7.88%, 11/15/25(b)		360	356,652
Future Land Development Holdings Ltd.:
5.00%, 02/16/20		1,025	984,984
6.50%, 09/12/20		1,900	1,821,625
Global Prime Capital Pte. Ltd., 7.25%, 04/26/21		3,000	2,960,018
Golden Wheel Tiandi Holdings Co. Ltd., 7.00%, 01/18/21		1,800	1,574,325
Greenland Global Investment Ltd.:
6.75%, 05/22/19		650	648,375
(LIBOR USD 3 Month + 4.85%), 7.22%, 09/26/21(a)		3,600	3,456,000
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		1,388	1,346,360
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		831	797,760
Hunt Cos., Inc., 6.25%, 02/15/26(b)		540	498,150
Jababeka International BV:
6.50%, 10/05/23		1,655	1,322,751
6.50%, 10/05/23(b)		867	692,945
JGC Ventures Pte. Ltd., 10.75%, 08/30/21		2,500	2,536,575
Jingrui Holdings Ltd., 9.45%, 04/23/21		1,200	1,124,598
Kaisa Group Holdings Ltd.:
7.25%, 06/30/20		260	216,823
8.50%, 06/30/22		2,446	1,724,026
9.38%, 06/30/24		300	194,492
Kennedy-Wilson, Inc., 5.88%, 04/01/24		585	561,600
Logan Property Holdings Co. Ltd., 6.88%, 04/24/21		2,000	1,870,000
Longfor Group Holdings Ltd., 4.50%, 01/16/28		1,525	1,277,187
Modernland Overseas Pte. Ltd., 6.95%, 04/13/24		1,296	1,054,490
New Metro Global Ltd., 6.50%, 04/23/21		2,500	2,350,363
Overseas Chinese Town Asia Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%(a)(j)		6,035	5,792,091
Poly Real Estate Finance Ltd., 4.75%, 09/17/23		3,800	3,684,689
Powerlong Real Estate Holdings Ltd.:
5.95%, 07/19/20		5,163	4,749,960
6.95%, 04/17/21		500	447,500
Realogy Group LLC(b):
4.50%, 04/15/19		647	643,765
5.25%, 12/01/21		320	314,400
4.88%, 06/01/23		500	452,500
Redco Group, 6.38%, 02/27/19		2,395	2,341,113
Residomo SRO, 3.38%, 10/15/24	EUR	805	914,974
Scenery Journey Ltd., 11.00%, 11/06/20	USD	1,600	1,600,000
Shui On Development Holding Ltd., (USD Swap Semi 5 Year + 8.81%), 7.50%(a)(j)(l)		1,000	1,005,000
Sinochem Offshore Capital Co. Ltd., 3.25%, 04/29/19		19,847	19,800,306
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24		626	610,538
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27		209	195,938
Summit Germany Ltd., 2.00%, 01/31/25	EUR	273	293,797
Sun Hung Kai Properties Capital Market Ltd.:
4.45%(j)	USD	2,190	1,848,437
4.50%, 02/14/22		680	693,478

36

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Real Estate Management & Development (continued)
Sunac China Holdings Ltd.:
8.63%, 07/27/20	USD	672	$651,840
6.88%, 08/08/20		2,500	2,361,963
Times China Holdings Ltd.:
6.25%, 01/23/20		2,207	2,135,273
6.25%, 01/17/21		1,720	1,573,344
5.75%, 04/26/22		289	245,981
Unique Pub Finance Co. plc (The), Series N, 6.46%, 03/30/32	GBP	500	620,537
Vanke Real Estate Hong Kong Co. Ltd.:
3.98%, 11/09/27	USD	2,935	2,557,119
VLL International, Inc.:
7.38%, 06/18/22		2,000	2,063,440
5.75%, 11/28/24		2,000	1,837,500
WeWork Cos., Inc., 7.88%, 05/01/25(b)		200	183,500
Xinyuan Real Estate Co. Ltd.:
8.13%, 08/30/19		500	459,282
9.88%, 03/19/20		737	654,087
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23		6,600	6,327,750
Yuzhou Properties Co. Ltd.:
6.38%, 03/06/21		762	708,660
7.90%, 05/11/21		3,000	2,853,615
Zhenro Properties Group Ltd., 12.50%, 01/02/21		1,600	1,555,837

			154,916,576
Road & Rail — 0.2%
Ashtead Capital, Inc.(b):
5.63%, 10/01/24		200	205,000
5.25%, 08/01/26		1,090	1,072,669
Avis Budget Car Rental LLC:
5.13%, 06/01/22(b)		230	235,895
5.50%, 04/01/23		500	486,250
Avis Budget Finance plc, 4.75%, 01/30/26	EUR	1,413	1,552,421
Avolon Holdings Funding Ltd.(b):
5.50%, 01/15/23	USD	350	348,250
5.13%, 10/01/23		2,095	2,055,719
Ceva Logistics Finance BV, 5.25%, 08/01/25	EUR	381	433,615
CSX Corp., 3.70%, 10/30/20	USD	450	452,365
EC Finance plc, 2.38%, 11/15/22	EUR	744	835,149
ERAC USA Finance LLC, 2.60%, 12/01/21(b)	USD	860	829,448
Europcar Mobility Group, 5.75%, 06/15/22	EUR	200	231,582
Herc Rentals, Inc.(b):
7.50%, 06/01/22	USD	1,971	2,049,840
7.75%, 06/01/24		538	567,590
Hertz Corp. (The):
5.88%, 10/15/20		500	489,375
7.63%, 06/01/22(b)		2,281	2,185,084
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	1,106	1,254,046
Loxam SAS:
3.50%, 04/15/22		109	126,439
3.50%, 05/03/23		720	834,958
4.25%, 04/15/24		225	266,059
Pacific National Finance Pty Ltd., 4.75%, 03/22/28	USD	5,000	4,740,400
Park Aerospace Holdings Ltd.(b):
3.63%, 03/15/21		130	124,800
5.25%, 08/15/22		1,276	1,266,430
4.50%, 03/15/23		705	670,723
5.50%, 02/15/24		1,248	1,235,832
Penske Truck Leasing Co. LP(b):
3.30%, 04/01/21		910	899,248
4.25%, 01/17/23		325	326,781
2.70%, 03/14/23		675	637,600

Security		Par (000)	Value
Road & Rail (continued)
Ryder System, Inc.:
2.65%, 03/02/20	USD	1,000	$990,688
2.50%, 05/11/20		355	350,002
3.50%, 06/01/21		495	492,831
3.75%, 06/09/23		485	483,481
Union Pacific Corp., 4.00%, 02/01/21		3,582	3,630,343

			32,360,913
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc.:
2.95%, 01/12/21		2,000	1,975,620
2.50%, 12/05/21		500	483,560
Broadcom Corp.:
2.38%, 01/15/20		6,600	6,523,019
3.00%, 01/15/22		587	568,248
Entegris, Inc., 4.63%, 02/10/26(b)		780	724,667
Global A&T Electronics Ltd., 8.50%, 01/12/23		3,000	2,850,315
Intel Corp., 1.70%, 05/19/21		1,500	1,447,501
Lam Research Corp.:
2.75%, 03/15/20		2,000	1,982,260
2.80%, 06/15/21		1,855	1,817,576
Micron Technology, Inc., 5.50%, 02/01/25		835	848,677
NXP BV(b):
4.13%, 06/15/20		935	931,541
4.13%, 06/01/21		2,843	2,825,231
3.88%, 09/01/22		1,137	1,098,626
Qorvo, Inc., 5.50%, 07/15/26(b)		1,165	1,167,913
QUALCOMM, Inc.:
2.25%, 05/20/20		1,000	985,414
3.00%, 05/20/22		1,685	1,651,287
2.60%, 01/30/23		725	693,726
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/26(b)		500	508,750
Texas Instruments, Inc., 2.75%, 03/12/21		1,000	990,751

			30,074,682
Software — 0.4%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		180	180,000
CA, Inc., 3.60%, 08/15/22		575	568,588
CDK Global, Inc.:
5.00%, 10/15/24		350	345,520
5.88%, 06/15/26		545	549,087
4.88%, 06/01/27		1,975	1,849,094
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		2,158	2,109,445
Fair Isaac Corp., 5.25%, 05/15/26(b)		225	221,906
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		3,307	3,588,095
Infor US, Inc.:
5.75%, 08/15/20(b)		325	328,656
6.50%, 05/15/22		10,522	10,495,695
Informatica LLC, 7.13%, 07/15/23(b)		2,865	2,923,188
j2 Cloud Services LLC, 6.00%, 07/15/25(b)		465	460,350
Nuance Communications, Inc.:
5.38%, 08/15/20(b)		107	107,067
6.00%, 07/01/24		2,315	2,343,938
5.63%, 12/15/26		585	573,300
Open Text Corp.(b):
5.63%, 01/15/23		565	569,322
5.88%, 06/01/26		635	638,175
Oracle Corp.:
3.88%, 07/15/20		2,000	2,023,879
1.90%, 09/15/21		1,500	1,440,485
PT Jersey Ltd., 0.50%, 11/19/19(l)	EUR	300	331,658

37

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Software (continued)
PTC, Inc., 6.00%, 05/15/24	USD	870	$889,575
RP Crown Parent LLC, 7.38%, 10/15/24(b)		449	460,225
Solera LLC, 10.50%, 03/01/24(b)		10,601	11,502,403
Symantec Corp.:
4.20%, 09/15/20		500	498,680
5.00%, 04/15/25(b)		1,287	1,210,607
TIBCO Software, Inc., 11.38%, 12/01/21(b)		4,734	5,018,040
Veritas US, Inc., 7.50%, 02/01/23(b)		365	345,838
VMware, Inc., 2.30%, 08/21/20		4,500	4,392,994

			55,965,810
Specialty Retail — 0.1%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		4,199	4,125,518
Baoxin Auto Finance I Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.91%), 5.63%(a)(j)		2,935	2,439,719
Group 1 Automotive, Inc.:
5.00%, 06/01/22		275	268,125
5.25%, 12/15/23(b)		216	207,900
L Brands, Inc.:
6.63%, 04/01/21		850	886,125
5.63%, 02/15/22		750	757,500
5.63%, 10/15/23		325	321,360
5.25%, 02/01/28		335	285,688
6.88%, 11/01/35		1,430	1,215,500
6.75%, 07/01/36		369	304,886
Penske Automotive Group, Inc.:
5.75%, 10/01/22		350	354,812
5.50%, 05/15/26		320	304,000
Sally Holdings LLC, 5.63%, 12/01/25		2,320	2,154,584
SRS Distribution, Inc., 8.25%, 07/01/26(b)		685	642,188
Staples, Inc., 8.50%, 09/15/25(b)		2,719	2,460,695
Tendam Brands SAU, 5.00%, 09/15/24	EUR	320	337,066

			17,065,666
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.:
2.25%, 02/23/21	USD	6,000	5,880,996
2.85%, 05/06/21		6,000	5,950,311
Dell International LLC(b):
4.42%, 06/15/21		165	166,369
5.88%, 06/15/21		1,415	1,434,487
7.13%, 06/15/24		3,418	3,617,318
6.02%, 06/15/26		855	885,993
8.35%, 07/15/46		255	296,328
Dell, Inc., 5.88%, 06/15/19		375	378,750
EMC Corp.:
2.65%, 06/01/20		1,550	1,507,973
3.38%, 06/01/23		650	604,977
Hewlett Packard Enterprise Co.:
3.60%, 10/15/20		2,000	2,004,152
3.50%, 10/05/21		165	164,494
NCR Corp.:
4.63%, 02/15/21		100	98,500
5.00%, 07/15/22		650	624,000
6.38%, 12/15/23		400	399,000
NetApp, Inc., 2.00%, 09/27/19		1,480	1,465,266
Western Digital Corp., 4.75%, 02/15/26		3,850	3,556,437
Xerox Corp., 3.50%, 08/20/20		1,000	986,636

			30,021,987
Textiles, Apparel & Luxury Goods — 0.0%
Eagle Intermediate Global Holding BV, 7.50%, 05/01/25(b)		155	150,478
European TopSoho SARL, 4.00%, 09/21/21(l)	EUR	400	456,852

Security		Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc.(b):
4.63%, 05/15/24	USD	575	$550,562
4.88%, 05/15/26		675	639,563
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		3,583	2,793,163
PVH Corp., 3.13%, 12/15/27	EUR	1,050	1,160,909
SMCP Group SAS, 5.88%, 05/01/23		135	160,287
Under Armour, Inc., 3.25%, 06/15/26	USD	400	350,727

			6,262,541
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.65%, 02/03/21		2,000	1,960,028
Bracken MidCo1 plc, 0.00% (0.00% Cash or 10.38% PIK), 10/15/23(i)	GBP	417	525,124
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27	EUR	1,700	2,018,270
Freedom Mortgage Corp., 8.25%, 04/15/25(b)	USD	830	767,750
Jerrold Finco plc:
6.25%, 09/15/21	GBP	390	509,714
6.13%, 01/15/24		1,924	2,459,837
Ladder Capital Finance Holdings LLLP(b):
5.25%, 03/15/22	USD	599	596,005
5.25%, 10/01/25		480	444,000
Nationstar Mortgage Holdings, Inc.(b):
8.13%, 07/15/23		1,436	1,461,130
9.13%, 07/15/26		719	729,785
Nationstar Mortgage LLC, 6.50%, 07/01/21		375	374,801
Quicken Loans, Inc., 5.75%, 05/01/25(b)		825	795,094

			12,641,538
Tobacco — 0.1%
Altria Group, Inc., 2.63%, 01/14/20		3,750	3,725,979
BAT Capital Corp.(b):
2.30%, 08/14/20		1,915	1,874,027
2.76%, 08/15/22		2,095	2,005,232
Philip Morris International, Inc., 2.00%, 02/21/20		3,000	2,955,393
Reynolds American, Inc., 3.25%, 06/12/20		2,121	2,113,826
Vector Group Ltd., 6.13%, 02/01/25(b)		2,950	2,684,500

			15,358,957
Trading Companies & Distributors — 0.2%
Ahern Rentals, Inc., 7.38%, 05/15/23(b)		435	402,375
Air Lease Corp.:
2.50%, 03/01/21		2,490	2,427,435
2.63%, 07/01/22		1,670	1,594,109
Aircastle Ltd.:
6.25%, 12/01/19		100	102,770
5.13%, 03/15/21		475	484,432
5.50%, 02/15/22		250	258,812
Aviation Capital Group LLC, 2.88%, 01/20/22(b)		540	521,918
Fortress Transportation & Infrastructure Investors LLC(b):
6.75%, 03/15/22		545	557,262
6.50%, 10/01/25		825	810,563
HD Supply, Inc., 5.38%, 10/15/26(b)		8,648	8,269,650
Rexel SA, 3.50%, 06/15/23	EUR	877	1,021,346
United Rentals North America, Inc.:
4.63%, 07/15/23	USD	1,937	1,920,051
5.75%, 11/15/24		1,752	1,756,380
5.50%, 07/15/25		614	598,267
4.63%, 10/15/25		2,576	2,386,020
5.88%, 09/15/26		2,981	2,921,380
5.50%, 05/15/27		3,595	3,410,756
4.88%, 01/15/28		1,180	1,063,121
WESCO Distribution, Inc., 5.38%, 12/15/21		200	199,750

			30,706,397

38

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd.:
3.95%, 01/19/22(b)	USD	2,000	$1,952,947
4.00%, 07/30/27		892	792,431
CMHI Finance BVI Co. Ltd., 5.00%, 08/06/28		1,630	1,625,164
HPHT Finance 17 Ltd., 2.75%, 09/11/22		2,035	1,920,706
Royal Capital BV(j):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.42%), 5.50%(a)		1,000	991,670
5.88%		1,014	942,954
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.93%), 4.88%(a)		508	472,384

			8,698,256
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 5.00%, 03/30/20		2,000	2,040,320
C&W Senior Financing DAC(b):
7.50%, 10/15/26		625	626,563
6.88%, 09/15/27		525	500,062
Digicel Group Ltd., 7.13%, 04/01/22(b)		972	605,070
Digicel Ltd., 6.00%, 04/15/21(b)		4,156	3,771,570
Hughes Satellite Systems Corp.:
6.50%, 06/15/19		732	742,138
7.63%, 06/15/21		945	1,002,172
5.25%, 08/01/26		5,177	4,918,150
6.63%, 08/01/26		1,235	1,176,338
Inmarsat Finance plc, 4.88%, 05/15/22(b)		1,316	1,289,048
Matterhorn Telecom SA, 3.88%, 05/01/22	EUR	1,142	1,314,505
SmarTone Finance Ltd., 3.88%, 04/08/23	USD	8,350	8,152,030
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	1,275	1,496,478
4.75%, 07/30/25		653	762,490
(USD Swap Rate 5 Year + 4.85%), 6.87%(a)(j)	USD	3,900	3,376,425
Sprint Communications, Inc.:
7.00%, 03/01/20(b)		3,495	3,621,694
7.00%, 08/15/20		700	724,500
6.00%, 11/15/22		1,300	1,312,187
Sprint Corp.:
7.25%, 09/15/21		1,050	1,097,250
7.88%, 09/15/23		7,129	7,610,207
7.13%, 06/15/24		10,737	10,978,583
7.63%, 02/15/25		1,859	1,931,036
7.63%, 03/01/26		4,421	4,597,840
Sprint Spectrum Co. LLC(b):
3.36%, 09/20/21		1,125	1,113,750
4.74%, 03/20/25		590	589,263
Telefonica Europe BV(a)(j):
(EUR Swap Annual 5 Year + 3.81%), 4.20%	EUR	2,700	3,149,899
(EUR Swap Annual 6 Year + 3.80%), 5.00%		400	475,713
(GBP Swap 5 Year + 4.46%), 6.75%	GBP	400	546,558
(EUR Swap Annual 8 Year + 5.59%), 7.63%	EUR	500	655,238
(EUR Swap Annual 5 Year + 3.86%), 3.75%		300	347,183
(EUR Swap Annual 5 Year + 2.33%), 2.63%		600	642,183
(EUR Swap Annual 10 Year + 4.30%), 5.88%		900	1,123,179
T-Mobile USA, Inc.:
4.00%, 04/15/22	USD	570	562,875
6.00%, 03/01/23		700	717,738
6.50%, 01/15/24		675	698,625
6.00%, 04/15/24		650	666,250
6.38%, 03/01/25		2,919	3,010,219
5.13%, 04/15/25		865	852,025
6.50%, 01/15/26		2,331	2,453,377
4.50%, 02/01/26		2,681	2,509,255
5.38%, 04/15/27		650	635,375
4.75%, 02/01/28		2,503	2,315,275

Security		Par (000)	Value
Wireless Telecommunication Services (continued)
United States Cellular Corp., 6.70%, 12/15/33	USD	199	$202,234
Vodafone Group plc, 0.00%, 11/26/20(l)(n)	GBP	400	494,241
Wind Tre SpA:
2.63%, 01/20/23	EUR	330	347,432
(EURIBOR 3 Month + 2.75%), 2.75%, 01/20/24(a)		200	209,540
3.13%, 01/20/25		800	824,569
5.00%, 01/20/26(b)	USD	400	340,480

			89,129,132
Total Corporate Bonds — 28.3% (Cost: $4,618,464,155)			4,508,978,235

Equity-Linked Notes — 11.9%

Aerospace & Defense — 0.6%
Goldman Sachs International (Raytheon Co.):
15.53%, 12/05/18		91	15,882,915
12.00%, 01/28/19		240	42,229,331
Merrill Lynch International & Co. (Boeing Co. (The)), 16.51%, 01/28/19		118	41,878,582

			99,990,828
Air Freight & Logistics — 0.3%
Citigroup, Inc. (FedEx Corp.), 13.03%, 12/12/18(b)		191	41,878,664

Airlines — 0.1%
Merrill Lynch International & Co. (United Continental Holdings, Inc.), 14.46%, 01/14/19		181	15,560,667

Auto Components — 0.1%
Canadian Imperial Bank of Commerce (Continental AG), 11.88%, 11/05/18	EUR	94	15,543,007

Automobiles — 0.2%
Canadian Imperial Bank of Commerce (Renault SA):
15.94%, 11/02/18		44	3,319,930
15.20%, 11/05/18		44	3,324,295
HSBC Holdings plc (Bayerische Motoren Werke AG):
7.51%, 11/01/18	USD	140	12,085,371
7.70%, 11/02/18	EUR	140	12,070,937

			30,800,533
Banks — 1.1%
BNP Paribas SA (BB&T Corp.), 12.46%, 01/15/19(b)	USD	326	16,032,896
BNP Paribas SA (Comerica, Inc.), 15.54%, 01/08/19(b)		55	4,470,268
Credit Suisse AG (Citigroup, Inc.), 19.45%, 11/28/18		603	39,716,228
Credit Suisse AG (First Republic Bank), 13.65%, 11/28/18		38	3,447,504
Credit Suisse AG (JPMorgan Chase & Co.), 12.45%, 11/28/18		388	42,060,571
Credit Suisse AG (Wells Fargo & Co.), 18.65%, 11/28/18		805	42,382,573
Merrill Lynch International & Co. (US Bancorp), 11.20%, 01/14/19		552	28,834,671

			176,944,711

39

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Capital Markets — 0.6%
BNP Paribas SA (Goldman Sachs Group, Inc. (The)), 12.47%, 01/08/19(b)	USD	193	$42,923,886
BNP Paribas SA (Morgan Stanley), 14.51%, 01/08/19(b)		925	42,246,364
Canadian Imperial Bank of Commerce (Moelis & Co.), 14.72%, 11/22/18	EUR	49	15,047,032

			100,217,282
Chemicals — 0.2%
Canadian Imperial Bank of Commerce (Akzo Nobel NV), 13.30%, 11/08/18		34	2,896,861
Credit Suisse AG (Mosaic Co. (The)), 15.75%, 11/01/18	USD	254	7,716,704
Royal Bank of Canada (LyondellBasell Industries NV), 11.97%, 11/02/18(b)		245	21,846,955

			32,460,520
Construction Materials — 0.0%
Citigroup, Inc. (Eagle Materials, Inc.)(b):
14.82%, 01/25/19		32	2,311,441
14.45%, 01/28/19		32	2,311,378

			4,622,819
Consumer Finance — 0.2%
BNP Paribas SA (American Express Co.), 10.71%, 01/17/19(b)		240	24,760,567

Containers & Packaging — 0.0%
Goldman Sachs International (Packaging Corp. of America), 12.07%, 12/05/18		51	4,597,950

Diversified Telecommunication Services — 0.0%
HSBC Holdings plc (Telecom Italia SpA), 22.74%, 11/02/18	EUR	4,838	2,846,973

Equity Real Estate Investment Trusts (REITs) — 0.1%
Royal Bank of Canada (Stride Property Group), 11.78%, 01/25/19(b)	USD	89	16,171,989

Food & Staples Retailing — 0.3%
Citigroup, Inc. (Costco Wholesale Corp.), 9.81%, 12/12/18(b)		187	42,200,697

Food Products — 0.0%
Canadian Imperial Bank of Commerce (Danone SA), 7.07%, 11/05/18	EUR	96	6,793,149

Health Care Equipment & Supplies — 0.3%
Citigroup, Inc. (Abbott Laboratories), 8.36%, 01/14/19(b)	USD	602	41,592,322

Health Care Providers & Services — 0.3%
BNP Paribas SA (UnitedHealth Group, Inc.), 8.72%, 01/08/19(b)		156	41,021,218

Hotels, Restaurants & Leisure — 0.6%
BNP Paribas SA (Darden Restaurants, Inc.), 14.91%, 11/08/18(b)		40	4,316,402
BNP Paribas SA (McDonald’s Corp.), 9.84%, 01/17/19(b)		238	42,129,544
Citigroup, Inc. (Brinker International, Inc.)(b):
22.87%, 01/25/19		52	2,258,624
22.27%, 01/28/19		52	2,259,452
Credit Suisse AG (Las Vegas Sands Corp.), 17.00%, 01/23/19		295	15,294,366
Royal Bank of Canada (Domino’s Pizza, Inc.)(b):
13.22%, 01/11/19		61	16,389,122
12.80%, 01/14/19		61	16,381,774

			99,029,284

Security		Par (000)	Value
Household Durables — 0.1%
BNP Paribas SA (DR Horton, Inc.):
18.22%, 11/02/18	USD	186	$6,681,060
17.60%, 11/05/18		186	6,691,657

			13,372,717
Household Products — 0.0%
BNP Paribas SA (Spectrum Brands Holdings, Inc.), 19.17%, 11/15/18		15	979,201

Insurance — 0.2%
Canadian Imperial Bank of Commerce (Prudential Financial, Inc.):
10.51%, 11/01/18		199	18,375,204
10.45%, 11/02/18		199	18,646,280

			37,021,484
IT Services — 0.7%
BNP Paribas SA (Alliance Data Systems Corp.), 13.55%, 01/17/19(b)		74	15,290,417
BNP Paribas SA (PayPal Holdings, Inc.), 14.82%, 01/17/19(b)		480	40,776,032
Goldman Sachs International (Visa, Inc.), 10.07%, 01/25/19		300	42,066,901
Royal Bank of Canada (Accenture plc), 14.85%, 12/12/18(b)		101	15,948,504

			114,081,854
Machinery — 0.5%
BNP Paribas SA (Caterpillar, Inc.), 15.31%, 01/17/19(b)		351	42,218,699
Merrill Lynch International & Co. (Ingersoll-Rand plc):
8.72%, 01/22/19(b)		334	31,995,588
11.34%, 01/28/19		78	7,342,712

			81,556,999
Media — 0.3%
Canadian Imperial Bank of Commerce (Comcast Corp.), 16.10%, 01/22/19		1,183	43,088,549

Metals & Mining — 0.1%
Canadian Imperial Bank of Commerce (Osisko Gold Royalties Ltd.):
9.23%, 11/14/18	EUR	34	7,701,861
9.18%, 11/15/18		34	7,703,910

			15,405,771
Multiline Retail — 0.4%
BNP Paribas SA (Dollar General Corp.), 11.19%, 11/26/18(b)	USD	147	16,154,509
Citigroup, Inc. (Kohl’s Corp.), 23.70%, 11/16/18(b)		349	26,327,426
Citigroup, Inc. (Target Corp.), 12.76%, 11/19/18(b)		188	15,759,425
Credit Suisse AG (Nordstrom, Inc.), 19.60%, 11/15/18		49	3,143,135

			61,384,495
Oil, Gas & Consumable Fuels — 0.6%
Citigroup, Inc. (Kinder Morgan, Inc.), 11.66%, 01/15/19(b)		2,625	44,417,266
Credit Suisse AG (Marathon Oil Corp.), 32.00%, 11/07/18		302	5,770,033
Royal Bank of Canada (ConocoPhillips), 15.71%, 01/28/19(b)		618	42,776,496

			92,963,795

40

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Personal Products — 0.2%
BNP Paribas SA (Estee Lauder Cos, Inc. (The)), 10.44%, 11/01/18(b)	USD	110	$14,490,916
Canadian Imperial Bank of Commerce (Unilever NV), 10.17%, 11/22/18	EUR	289	15,446,985

			29,937,901
Pharmaceuticals — 0.3%
UBS AG (Merck & Co., Inc.), 11.80%, 01/23/19(b)	USD	601	43,390,566

Road & Rail — 0.7%
Goldman Sachs International (Union Pacific Corp.), 17.11%, 12/05/18		291	42,468,226
Merrill Lynch International & Co. (CSX Corp.), 13.84%, 01/14/19		411	28,362,419
Merrill Lynch International & Co. (Kansas City Southern), 13.22%, 01/07/19		151	15,463,133
Merrill Lynch International & Co. (Norfolk Southern Corp.), 15.13%, 01/28/19		168	27,640,600

			113,934,378
Semiconductors & Semiconductor Equipment — 0.5%
HSBC Holdings plc (NVIDIA Corp.), 14.86%, 11/08/18		150	31,769,997
UBS AG (Intel Corp.), 16.40%, 01/23/19(b)		916	42,409,626

			74,179,623
Software — 0.4%
Citigroup, Inc. (Intuit, Inc.), 18.95%, 11/15/18(b)		74	15,688,775
Citigroup, Inc. (Vmware, Inc.), 11.93%, 11/28/18		106	15,042,430
Goldman Sachs International (Microsoft Corp.), 16.87%, 12/05/18		386	41,355,560

			72,086,765
Specialty Retail — 0.8%
Citigroup, Inc. (Ross Stores, Inc.), 11.49%, 11/16/18(b)		290	28,473,552
Citigroup, Inc. (Urban Outfitters, Inc.), 24.45%, 11/19/18(b)		182	7,131,672
Credit Suisse AG (Foot Locker, Inc.), 28.00%, 11/14/18		151	7,142,327
Credit Suisse AG (Gap, Inc. (The)), 27.90%, 11/15/18		109	2,996,781
Goldman Sachs International (Burlington Stores, Inc.), 15.61%, 11/19/18		97	16,420,205
Goldman Sachs International (TJX Cos, Inc. (The)), 10.49%, 11/16/18		255	27,927,597
Royal Bank of Canada (Home Depot, Inc. (The)), 8.34%, 11/14/18		204	36,078,424

			126,170,558
Technology Hardware, Storage & Peripherals — 0.1%
Citigroup, Inc. (Hewlett Packard Enterprise Co.), 14.04%, 11/16/18(b)		967	14,825,568

Textiles, Apparel & Luxury Goods — 0.4%
BNP Paribas SA (NIKE, Inc.), 10.67%, 11/08/18(b)		497	37,372,323
Citigroup, Inc. (Lululemon Athletica, Inc.), 16.77%, 11/28/18(b)		111	15,733,980
HSBC Holdings plc (Kering SA):
14.81%, 12/06/18	EUR	15	6,883,846
14.78%, 12/07/18		15	6,885,566

			66,875,715

Security		Par (000)	Value
Tobacco — 0.5%
Canadian Imperial Bank of Commerce (Philip Morris International, Inc.), 12.15%, 01/07/19	USD	473	$41,541,206
Merrill Lynch International & Co. (Altria Group, Inc.), 12.71%, 01/28/19		670	42,189,575

			83,730,781
Trading Companies & Distributors — 0.1%
Citigroup, Inc. (United Rentals, Inc.), 22.53%, 01/18/19(b)		64	7,496,028
Credit Suisse AG (HD Supply Holdings, Inc.), 13.10%, 11/30/18		173	6,559,413

			14,055,441
Total Equity-Linked Notes — 11.9% (Cost: $1,949,876,886)			1,896,075,341

Floating Rate Loan Interests — 6.1%(m)

Aerospace & Defense — 0.0%
DAE Aviation Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.05%, 07/07/22		629	630,179
Engility Corp., Term Loan B1, (LIBOR USD 1 Month + 2.25%), 4.55%, 08/12/20		284	284,104
Transdigm, Inc., Term Loan F, (LIBOR USD 1 Month + 2.50%), 4.80%, 06/09/23		5,001	4,974,479

			5,888,762
Air Freight & Logistics — 0.0%
Avolon Borrower 1 LLC, 1st Lien Term Loan B3, (LIBOR USD 1 Month + 2.00%), 4.28%, 01/15/25		795	792,156

Auto Components — 0.0%(o)
Mavis Tire Express Services Corp., 1st Lien Term Loan, 03/15/25		303	300,373
Mavis Tire Express Services Corp., Delayed Draw 1st Lien Term Loan, 03/15/25		8	7,825

			308,198
Automobiles — 0.0%
CH Hold Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.30%, 02/01/24		1,430	1,428,656
Dealer Tire LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.54%, 12/22/21		84	83,588

			1,512,244
Beverages — 0.0%
Jacobs Douwe Egberts, Term Loan, 10/23/25(o)		954	952,969

Building Products — 0.0%
CPG International, Inc., Term Loan, 05/05/24(o)		2,153	2,156,314
Reece Ltd., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.40%, 06/01/25(e)		1,800	1,802,738
Wilsonart LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.64%, 12/19/23		1,968	1,964,521

			5,923,573
Capital Markets — 0.0%
Deerfield Holdings Corp., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.55%, 02/13/25		647	645,405
Fortress Investment Group LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.30%, 12/27/22		1,390	1,388,123
RPI Finance Trust, Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.39%, 03/27/23		2,933	2,933,360

			4,966,888

41

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chemicals — 0.2%
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.39%, 01/31/24	USD	1,878	$1,877,236
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 5.25%), 7.64%, 08/12/22		2,175	2,174,551
Axalta Dupont PC, Term Loan, (LIBOR USD 3 Month + 1.75%), 4.14%, 06/01/24		4,145	4,131,480
Greenrock Finance, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.80%, 06/28/24		809	810,910
Invictus Co., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.30%, 03/28/25		1,934	1,939,989
IPS Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.55%, 11/07/24		1,358	1,361,000
Messer Industries LLC, Term Loan, 10/01/25(o)		5,154	5,152,711
OXEA Holding GmbH, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.94%, 10/14/24(e)		4,249	4,260,104
Platform Specialty Corp., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.80%, 06/07/20		1,821	1,821,204
Platform Specialty Corp., Term Loan B6, (LIBOR USD 1 Month + 3.00%), 5.30%, 06/07/23		521	520,884
PQ Corp., Term Loan, (LIBOR USD 3 Month + 2.50%), 5.03%, 02/08/25		1,957	1,953,751
Starfruit Finco BV, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.55%, 10/01/25		2,276	2,267,465
Vectra Co., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.55%, 02/23/25		1,641	1,636,096

			29,907,381
Commercial Services & Supplies — 0.3%
Access CIG LLC, Term Loan:
02/27/25(o)		79	79,216
(LIBOR USD 1 Month + 3.75%), 6.05% , 02/27/25		631	632,192
Advanced Disposal Services, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 4.46%, 11/10/23		3,466	3,463,820
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.64% - 6.76%, 06/21/24		6,861	6,883,770
Camelot Group LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.55%, 10/03/23		2,712	2,709,140
Capri Acquisitions Bidco Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.78%, 11/01/24		1,657	1,650,234
Cast & Crew Payroll LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.06%, 09/27/24		956	956,187
EnergySolutions, LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 6.14%, 05/30/25		798	802,493
Garda World Security Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.82%, 05/24/24		1,025	1,027,987
GFL Environmental, Inc., Term Loan B, 05/30/25(o)		3,399	3,343,766
KAR Auction Services, Inc., Term Loan B5, (LIBOR USD 3 Month + 2.50%), 4.94%, 03/09/23		1,048	1,048,836
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.05%, 05/02/22		3,291	3,289,472
ScribeAmerica Intermediate Holdco LLC, 1st Lien Term Loan, 04/03/25(o)		1,890	1,878,188
ServiceMaster Co. LLC (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.80%, 11/08/23		1,190	1,194,436
Tempo Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 05/01/24		3,249	3,248,063

Security		Par (000)	Value
Commercial Services & Supplies (continued)
West Corp., Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.80% - 6.03% , 10/10/24	USD	1,197	$1,181,870
(LIBOR USD 3 Month + 4.00%), 6.39% , 10/10/24		3,019	3,002,094
Wrangler Buyer LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.01%, 09/27/24		4,133	4,134,054

			40,525,818
Communications Equipment — 0.0%
Avaya, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.53%, 12/15/24		3,027	3,036,116
Ciena Corp., Term Loan B1, 09/26/25(o)		756	756,476
CommScope, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.30%, 12/29/22		198	198,763

			3,991,355
Construction & Engineering — 0.0%
AECOM Ltd., Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.05%, 02/21/25		793	793,150
SRS Distribution, Inc., Term Loan B, 05/23/25(o)		3,318	3,242,270

			4,035,420
Construction Materials — 0.2%
ABC Supply Co., Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.30%, 10/31/23		3,872	3,829,623
GYP Holdings III Corp., Term Loan B, 06/01/25(o)		1,265	1,245,100
HD Supply Waterworks Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.31% - 5.32%, 08/01/24(e)		3,927	3,922,158
Tower 46 Office, Term Loan, (LIBOR USD 6 Month + 0.00%), 4.43%, 11/01/23(e)		18,419	18,418,841

			27,415,722
Containers & Packaging — 0.1%
Berry Global, Inc., Term Loan Q, (LIBOR USD 1 Month + 2.00%), 4.28%, 10/01/22		4,743	4,739,202
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.66%, 04/03/24		4,878	4,846,736
Charter NEX US, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 05/16/24		1,679	1,674,906
Flex Acquisition Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 12/29/23		1,803	1,797,286
Flex Acquisition Co., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.55%, 06/30/25		2,571	2,571,946
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.05%, 02/05/23		3,999	3,998,541

			19,628,617
Distributors — 0.0%
Avantor, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.30%, 11/21/24		4,552	4,581,954

Diversified Consumer Services — 0.2%
AlixPartners LLP, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.05%, 04/04/24		3,137	3,137,225
Allied Universal Holdco LLC, Term Loan:
(LIBOR USD 3 Month + 3.75%), 6.14% , 07/28/22		1,450	1,436,874
(LIBOR USD 3 Month + 8.50%), 10.79% , 07/28/23		565	557,231
Bright Horizons Family Solutions LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.99%, 11/07/23		5,720	5,719,809

42

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversified Consumer Services (continued)
Equian Buyer Corp., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.54%, 05/20/24	USD	2,025	$2,024,623
Research Now, Inc., Term Loan, (LIBOR USD 1 Month + 5.50%), 7.80%, 12/07/24		1,583	1,585,681
Spin Holdco, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.69%, 11/14/22		2,263	2,262,337
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.99%, 05/06/24		2,220	2,177,307
Trugreen Ltd., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.29%, 04/13/23		267	268,303
Weight Watchers International, Inc., Term Loan B, (LIBOR USD 3 Month + 4.75%), 7.15%, 11/29/24		3,788	3,804,237

			22,973,627
Diversified Financial Services — 0.3%
CLEAResult Consulting, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.78%, 08/15/25(e)		1,066	1,068,665
Edelman Financial Center LLC (The), 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.69%, 07/21/25		1,010	1,013,161
Genuine Financial Holdings LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 6.14%, 07/12/25		1,968	1,971,700
Lstar 18-1 Securities Financing, Term Loan, (LIBOR USD 6 Month + 2.00%), 4.26%, 04/01/21(e)		23,019	22,938,045
LTI Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.80%, 09/06/25		1,452	1,450,185
SMG US Midco 2, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 01/23/25		2,176	2,171,465
VICI Properties, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.28%, 12/20/24		7,019	6,997,367
WP CPP Holdings, Term Loan B, (LIBOR USD 6 Month + 3.75%), 6.06% - 6.28%, 03/16/25		770	772,248
Ziggo Secured Finance Partnership, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.78%, 04/15/25		4,550	4,459,457

			42,842,293
Diversified Telecommunication Services — 0.2%
Altice Financing SA, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.04%, 01/31/26		4,322	4,208,466
Altice Financing SA, Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.04%, 07/15/25		645	628,450
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.28%, 08/14/26		6,105	5,971,484
CenturyLink, Inc., Term Loan:
(LIBOR USD 1 Month + 2.75%), 5.05% , 11/01/22		2,319	2,312,007
(LIBOR USD 1 Month + 2.75%), 5.05% , 01/31/25		4,034	3,988,371
Frontier Communications Corp., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.06%, 03/31/21		4,195	4,064,273
Level 3 Financing, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.53%, 02/22/24		3,537	3,538,905
MTN Infrastructure TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 11/15/24		2,481	2,481,238
Numericable US LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 5.97%, 01/31/26		3,234	3,150,108
Securus Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.80%, 11/01/24		25	25,462
Telesat Canada, Term Loan B4, (LIBOR USD 3 Month + 2.50%), 4.89%, 11/17/23		1,982	1,981,146

			32,349,910

Security		Par (000)	Value
Electric Utilities — 0.1%
Ai Alpine US Bidco, Inc., 1st Lien Term Loan, 10/03/25(e)(o)	USD	856	$856,000
Calpine Construction Finance Co. LP, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.80%, 01/15/25		1,272	1,269,823
Compass Power Generation LLC, Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.80%, 12/20/24		1,534	1,542,474
Vistra Operations Co. LLC, Term Loan B3, (LIBOR USD 1 Month + 2.00%), 4.29% - 4.30%, 12/31/25		4,244	4,228,913

			7,897,210
Electrical Equipment — 0.1%
Dell International LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.31%, 09/07/23		2,438	2,434,340
EXC Holdings III Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.89%, 12/02/24(e)		1,082	1,084,530
GrafTech Finance, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.80%, 02/12/25(e)		2,261	2,261,375
MH Sub I LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 6.03%, 09/13/24		1,022	1,024,811
MLN US HoldCo. LLC, Term Loan, 07/11/25(o)		1,084	1,090,233
WESCO Distribution, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 12/12/19(e)		23	23,159

			7,918,448
Energy Equipment & Services — 0.0%
McDermott International, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 7.30%, 05/12/25		4,503	4,440,958
Weatherford International Ltd., Term Loan, (LIBOR USD 1 Month + 1.43%), 3.73%, 07/13/20(e)		997	967,361

			5,408,319
Entertainment — 0.0%
Creative Artists Agency LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.29%, 02/15/24		2,447	2,449,670
William Morris Endeavor Entertainment LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.15% - 5.28%, 05/18/25		3,417	3,408,891

			5,858,561
Equity Real Estate Investment Trusts (REITs) — 0.1%
Capital Automotive LP, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.81%, 03/25/24		947	946,412
DTZ US Borrower LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.55%, 12/31/22		3,836	3,832,394
GEO Group Refinancing, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.31%, 03/22/24		2,251	2,240,889

			7,019,695
Food & Staples Retailing — 0.0%
H-Food Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 05/23/25		1,391	1,363,191
US Foods, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.30%, 06/27/23		3,920	3,911,639

			5,274,830
Food Products — 0.1%
8th Avenue Food & Provisions, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.05%, 10/01/25		802	808,015
Albertson’s LLC, Term Loan B4, (LIBOR USD 1 Month + 2.75%), 5.05%, 08/25/21		967	964,825

43

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Food Products (continued)
Albertson’s LLC, Term Loan B7, 10/29/25(o)	USD	1,393	$1,381,136
CHG PPC Parent LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.05%, 03/31/25(e)		848	844,695
Chobani LLC, Term Loan, 10/10/23(o)		4,863	4,744,737
Hostess Brands LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.49%, 08/03/22		2,781	2,764,056
JBS USA Lux SA, Term Loan, (LIBOR USD 3 Month + 2.50%), 4.84% - 4.89%, 10/30/22		4,954	4,951,398
Nomad Foods Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.53%, 05/15/24		515	512,483
TMK Hawk Parent Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.82% - 5.81%, 08/28/24		4,629	4,459,081

			21,430,426
Gas Utilities — 0.0%
Midcoast Operating LP, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.89%, 06/30/25		1,989	1,984,464

Health Care Equipment & Supplies — 0.1%
DJO Finance LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.55% - 5.65%, 06/08/20		8,384	8,364,726
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.39%, 06/15/21		2,503	2,540,947
Tecostar Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.78%, 05/01/24		314	313,651
Universal Hospital Ltd., Term Loan B, 10/18/25(e)(o)		911	915,555

			12,134,879
Health Care Providers & Services — 0.3%
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.80%, 06/30/25		1,112	1,116,039
Auris Luxembourg III SARL, Term Loan B7, (LIBOR USD 3 Month + 3.00%), 5.39%, 01/17/22		3,259	3,276,925
CHG Healthcare Services, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.30% - 5.53%, 06/07/23		7,713	7,732,223
Concentra, Inc., 2nd Lien Term Loan, 07/25/23(o)		1,950	1,969,500
Concentra, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.03%, 06/01/22		2,428	2,431,035
DaVita Healthcare, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.05%, 06/24/21		2,986	2,988,161
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 6.05%, 05/31/25(e)		1,244	1,248,421
Dentalcorp Perfect Smile ULC, Delayed Draw Term Loan, (LIBOR USD 1 Month + 3.75%), 0.00% - 6.05%, 05/31/25(e)		105	104,934
Diplomat Pharmacy, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.81%, 12/20/24		957	959,280
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.05%, 10/10/25		4,315	4,221,969
Gentiva Health Services, Inc., Term Loan, (LIBOR USD 1 Month + 7.00%), 9.31%, 07/02/26		344	350,548
Gentiva Health Services, Inc., Term Loan U, (LIBOR USD 1 Month + 3.75%), 6.06%, 07/02/25(e)		1,523	1,528,583
HC Group Holdings III, Inc.,Term Loan B, (LIBOR USD 1 Month + 3.75%), 6.05%, 04/07/22		1,261	1,261,794
HCA, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.30%, 03/13/25		1,373	1,378,249
Lifescan Global Corp., Term Loan U, (LIBOR USD 3 Month + 6.00%), 8.40%, 10/01/24		360	351,151

Security		Par (000)	Value
Health Care Providers & Services (continued)
MPH Acquisition Holdings LLC, Term Loan, (LIBOR USD 3 Month + 2.75%), 5.14%, 06/07/23	USD	2,705	$2,696,071
nThrive, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.80%, 10/20/22		2,445	2,450,329
Ortho-Clinical Diagnostics, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.54%, 06/30/25		6,599	6,573,874
Sound Inpatient Physicians, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 06/27/25		969	972,505
Sound Inpatient Physicians, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.05%, 06/26/26		527	527,000
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.05%, 02/06/24		2,139	2,018,889
Universal Health Services, Inc., Term Loan, 10/31/25(e)(o)		190	190,554
Vizient, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.05%, 02/13/23		640	641,764
Wink Holdco, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 12/02/24		933	929,685

			47,919,483
Health Care Technology — 0.1%
Change Healthcare Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.05% - 5.77%, 03/01/24		3,613	3,606,841
Goodrx, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.28%, 10/10/25		722	725,011
IQVIA, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.39%, 03/07/24		2,095	2,098,032
Press Ganey Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.05%, 10/23/23		2,227	2,227,567

			8,657,451
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.55%, 02/16/24		8,030	7,995,803
Aristocrat Leisure Ltd., Term Loan B, (LIBOR USD 3 Month + 1.75%), 4.22%, 10/19/24		1,667	1,660,623
Boyd Gaming Corp., Term Loan B, (LIBOR USD 3 Month + 2.25%), 4.48%, 09/15/23		2,297	2,298,027
Caesars Resort Collection LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.05%, 12/23/24		4,290	4,289,383
CCM Merger, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.55%, 08/06/21		1,069	1,069,614
CEC Entertainment, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.55%, 02/12/21		645	614,709
CityCenter Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.55%, 04/18/24		2,984	2,975,727
Four Seasons Holdings, Inc., Term Loan F, (LIBOR USD 1 Month + 2.00%), 4.30%, 11/30/23		339	338,779
GVC Holdings plc, Term Loan B2, (LIBOR USD 1 Month + 2.50%), 4.80%, 03/15/24		1,204	1,206,358
Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR USD 1 Month + 1.75%), 4.03%, 10/25/23		2,645	2,646,896
IRB Holding Corp., Term Loan B, 02/05/25(o)		3,405	3,395,500
KFC Holding Co., Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.04%, 04/03/25		3,000	2,997,363
Lakeland Tours LLC, Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.33%, 12/16/24		1,486	1,490,670
Marriott Ownership Resorts, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.55%, 08/29/25		1,737	1,741,342

44

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
MGM Growth Properties LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.30%, 03/21/25	USD	5,612	$5,591,982
Penn National Gaming, Inc., 1st Lien Term Loan, 10/15/25(o)		850	852,125
Playa Resorts Holding BV, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.05%, 04/29/24		2,675	2,634,109
Scientific Games International, Inc., Term Loan B, 08/14/24(o)		2,746	2,717,610
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.89%, 07/10/25		8,926	8,957,851
Starwood Austin, Term Loan, (LIBOR USD 1 Month + 1.55%), 4.38%, 11/01/24(e)		18,000	18,000,000
Wyndham Hotels & Resorts, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.05%, 05/30/25		2,505	2,502,395

			75,976,866
Household Durables — 0.0%
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.77% - 5.78% , 11/08/23		3,402	3,060,198
(LIBOR USD 1 Month + 8.00%), 10.28% , 11/08/24		2,377	1,839,940

			4,900,138
Household Products — 0.1%
Energizer Holdings, Inc., 1st Lien Term Loan B, 06/20/25(o)		985	985,620
Prestige Brands, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.24%, 01/26/24		2,064	2,065,343
Spectrum Brands, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.31% - 4.40%, 06/23/22		4,100	4,098,219
Varsity Brands, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.80%, 12/16/24		650	650,499

			7,799,681
Industrial Conglomerates — 0.1%
Accudyne Industries LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 08/18/24		3,707	3,688,726
Filtration Group Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.30%, 03/29/25		5,925	5,946,378
PSAV Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 5.46% - 5.64%, 02/21/25		1,865	1,850,639
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.28%, 03/14/25		1,581	1,579,725
Vertiv Group Corp., Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.31%, 11/30/23		6,819	6,742,667

			19,808,135
Insurance — 0.2%
Achilles Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.31%, 10/03/25(e)		1,030	1,035,150
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.28%, 05/09/25		3,332	3,327,552
AmWINS Group, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.03% - 5.05%, 01/25/24		3,679	3,682,194
AssuredPartners, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.55%, 10/22/24		1,855	1,849,189
Asurion LLC, 1st Lien Term Loan B6, (LIBOR USD 1 Month + 3.00%), 5.30%, 11/03/23		3,488	3,489,573
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR USD 1 Month + 6.50%), 8.80%, 08/04/25		3,096	3,175,722

Security		Par (000)		Value
Insurance (continued)
Asurion LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 11/03/24	USD	4,229		$4,231,684
Hub International Ltd., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.49%, 04/25/25		2,249		2,241,625
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.05%, 03/01/21		3,854		3,851,879
Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 5.75%), 8.05% - 8.06%, 02/28/22		3,280		3,280,000
USI, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.39%, 05/16/24		2,318		2,303,604

				32,468,172
IT Services — 0.6%
Applied Systems, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.39%, 09/19/24		2,607		2,615,410
Aptean, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.64%, 12/20/22		484		483,676
Blackhawk Networks Holdings, Inc., 1st Lien Term Loan, 05/23/25(o)		2,386		2,387,879
BMC Software Finance, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 0.00%, 09/10/22		—	(p)	1
Boxer Parent Co., Inc., Term Loan B, 10/02/25(o)		6,813		6,829,351
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.31%, 04/29/24		2,039		2,039,555
First Data Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.00%), 4.29%, 04/26/24		11,345		11,278,687
Flexera Software LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.56%, 02/26/25		771		774,657
Go Daddy Operating Co. LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.55%, 02/15/24		4,204		4,206,704
Greeneden US Holdings I LLC, Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.80%, 12/01/23		2,438		2,446,417
Hyland Software, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.49%, 07/01/22		1,628		1,635,917
IG Investments Holdings LLC, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.80% - 5.89%, 05/23/25		3,227		3,236,167
Information Resource, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 4.25%), 6.57%, 01/18/24		1,354		1,353,251
Mitchell International, Inc., 1st Lien Term Loan, 11/29/24(o)		6,839		6,804,912
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.55%, 12/01/25		1,727		1,730,983
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.79%, 08/01/25		1,954		1,912,477
Peak 10 Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.89%, 08/01/24		1,668		1,641,043
Rackspace Hosting, Inc., Term Loan, 11/03/23(o)		3,175		3,076,740
Renaissance Learning, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.55%, 05/24/25		983		977,379
Sabre GLBL, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.30%, 02/22/24		2,447		2,443,518
Solera LLC, Term Loan B1, (LIBOR USD 1 Month + 2.75%), 5.05%, 03/03/23		2,539		2,533,383
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.64%, 09/30/22		2,490		2,493,499
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.55%, 04/16/25		6,337		6,301,761

45

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
IT Services (continued)
SS&C Technologies Holdings, Inc., Term Loan B1, (LIBOR USD 1 Month + 2.25%), 4.55%, 07/08/22	USD	1,745	$1,740,053
SS&C Technologies, Inc., 1st Lien Term Loan B5, 04/16/25(o)		3,080	3,061,304
TKC Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.06%, 02/01/23		2,695	2,693,599
Trans Union LLC, 1st Lien Term Loan B4, (LIBOR USD 1 Month + 2.00%), 4.30%, 06/19/25		1,055	1,052,527
Trans Union LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.30%, 04/10/23		6,001	5,986,258
Verscend Holding Corp., Term Loan B, (LIBOR USD 1 Month + 4.50%), 6.80%, 08/27/25		8,490	8,551,457
Web.com Group, Inc., Term Loan, 10/10/25(o)		1,090	1,087,613
WEX, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.55%, 06/30/23		4,545	4,548,701

			97,924,879
Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.55%, 08/30/24		954	952,828

Machinery — 0.1%
Crown Acquisition Corp., Term Loan, 10/24/25(o)		578	579,925
Doosan Infracore International, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.30% - 4.39%, 05/18/24		1,018	1,016,081
Gardner Denver, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.05%, 07/30/24		1,025	1,026,382
Gates Global LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.05%, 04/01/24		2,565	2,566,524
Hayward Industries, Inc., Term Loan, (LIBOR USD 6 Month + 3.50%), 5.79%, 08/05/24		1,604	1,605,086
Pike Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.81%, 03/12/25		1,286	1,292,634
Titan Acquisition Ltd., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 03/28/25		3,062	2,880,706
Welbilt, Inc., Term Loan, 10/11/25(e)(o)		1,126	1,123,185

			12,090,523
Media — 0.4%
A-L Parent LLC, Term Loan(e):
(LIBOR USD 1 Month + 3.25%), 5.56% , 12/01/23		249	248,807
12/01/23(o)		1,824	1,822,013
Altice US Finance I Corp., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.55%, 07/28/25		2,425	2,419,853
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.30%, 07/12/24		1,273	1,274,214
Cablevision CSC Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.53%, 07/17/25		3,347	3,336,132
Charter Communications Operating LLC, Term Loan, (LIBOR USD 1 Month + 1.50%), 3.81%, 03/31/23		3,413	3,409,336
Charter Communications Operating LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.31%, 04/30/25		14,046	14,044,472
CSC Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.78%, 01/25/26		2,174	2,169,314
Intelsat Jackson Holdings SA, Term Loan, (LIBOR USD 1 Month + 4.50%), 6.79%, 01/02/24		2,326	2,407,647
Lions Gate Entertainment, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.55%, 03/24/25		1,566	1,559,221

Security		Par (000)	Value
Media (continued)
Meredith Corp., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.08%, 01/31/25	USD	2,029	$2,024,196
Mission Broadcasting, Inc., Term Loan, 01/17/24(o)		351	350,474
Nexstar Broadcasting, Inc., 1st Lien Term Loan B2, 01/17/24(o)		2,194	2,190,897
Radiate Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 02/01/24		1,458	1,445,307
Telenet Financing LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.53%, 08/15/26		5,970	5,947,613
Trader Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.29%, 09/28/23		4,208	4,197,740
Tribune Media Co., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.30%, 01/26/24		4,773	4,781,770
Unitymedia Finance LLC, Term Loan:
(LIBOR USD 1 Month + 2.00%), 4.28% , 06/01/23		1,349	1,346,204
(LIBOR USD 1 Month + 2.25%), 4.53% , 01/15/26		505	504,020
Unitymedia Hessen GmbH & Co. KG, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.53%, 09/30/25		3,465	3,459,387
Univision Communications, Inc., Term Loan C5, (LIBOR USD 1 Month + 2.75%), 5.05%, 03/15/24		1,094	1,048,422
Virgin Media Bristol LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.78%, 01/15/26		7,314	7,305,589

			67,292,628
Metals & Mining — 0.0%
Ball Metalpack Finco LLC, Term Loan, (LIBOR USD 1 Month + 4.50%), 6.80%, 07/31/25		1,072	1,077,674
Preferred Proppants LLC, Term Loan, (LIBOR USD 3 Month + 7.75%), 10.14%, 07/27/20(e)		881	528,462

			1,606,136
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Chimera Special Holding LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.27%, 10/06/19(e)		18,762	18,762,279

Multiline Retail — 0.1%
Academy Ltd., Term Loan B, (LIBOR USD 1 Month + 4.00%), 6.27% - 6.30%, 07/01/22		2,555	1,899,053
Evergreen AcqCo 1 LP, Term Loan C, (LIBOR USD 3 Month + 3.75%), 6.10% - 6.22%, 07/09/19		266	257,252
Harbor Freight Tools USA, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.80%, 08/18/23		1,982	1,947,359
Hudsons Bay Co., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.54%, 09/30/22		3,464	3,391,537
Leslie’s Poolmart, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.80%, 08/16/23		1,819	1,811,906
Neiman Marcus Group Ltd. LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.53%, 10/25/20		1,244	1,131,472

			10,438,579
Multi-Utilities — 0.0%
Exgen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.32%, 11/28/24(e)		902	909,010
USIC Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.55%, 12/08/23		1,337	1,338,763

			2,247,773
Oil, Gas & Consumable Fuels — 0.1%
BCP Raptor II LLC, Term Loan, 10/22/25(e)(o)		1,440	1,429,200
BCP Raptor LLC, 1st Lien Term Loan, 06/24/24(o)		1,818	1,791,914

46

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
California Resources Corp., Term Loan:
(LIBOR USD 1 Month + 10.38%), 12.67% , 12/31/21	USD	2,765	$3,076,062
(LIBOR USD 1 Month + 4.75%), 7.04% , 12/31/22		2,602	2,636,685
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 6.00%), 8.31%, 11/28/22		1,057	1,079,909
EURO Garages Ltd., Term Loan B, 02/07/25(o)		6,620	6,618,623
Lucid Energy Group II Borrower LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.28%, 02/17/25		2,144	2,105,372
Medallian Midland Acquisition LLC, Term Loan B, 10/30/24(o)		570	566,019
MEG Energy Corp., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.81%, 12/31/23		565	565,619
Oryx Southern Delaware Holdings LLC, Term Loan, 02/28/25(o)		826	814,754

			20,684,157
Pharmaceuticals — 0.3%
Akorn, Inc., Term Loan, (LIBOR USD 1 Month + 4.75%), 7.00%, 04/16/21		2,731	2,520,175
Alphabet Holding Co., Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.80% , 09/26/24		2,564	2,449,931
09/26/25(o)		3,757	3,332,759
Amneal Pharmaceuticals LLC, Term Loan B18, (LIBOR USD 1 Month + 3.50%), 5.81%, 03/21/25		4,228	4,248,505
Bausch Health Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.27%, 06/02/25		7,642	7,640,404
Catalent Pharma Solutions, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.55%, 05/20/24		3,452	3,464,016
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.56%, 04/29/24		2,417	2,425,730
Grifols Worldwide Operations Ltd., Term Loan, (LIBOR USD 3 Month + 2.25%), 4.47%, 01/31/25		7,415	7,417,837
Jaguar Holding Co. I, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.80%, 08/18/22		7,019	6,992,758
NVA Holdings, Inc., Term Loan B3, (LIBOR USD 1 Month + 2.75%), 5.05%, 02/02/25(e)		710	702,550

			41,194,665
Professional Services — 0.0%
ON Assignment, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.30%, 04/02/25		1,040	1,040,788

Real Estate Management & Development — 0.6%
ESH Hospitality, Inc. Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.30%, 08/30/23		3,878	3,870,265
Forest City Realty Trust, Term Loan B, 10/24/25(o)		1,995	2,001,643
Houston Center, Term Loan, 12/09/22(e)(o)		46,000	46,000,000
Moffett Towers, Term Loan, 06/09/21(e)(o)		23,376	23,317,770
Realogy Group LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.53%, 02/08/25		1,774	1,767,872
Riata Corporate Park, Term Loan, (LIBOR USD 3 Month + 5.30%), 6.78%, 06/09/22(e)		20,000	20,000,000

			96,957,550
Road & Rail — 0.0%
Gruden Acquisition, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 7.89%, 08/18/22		1,035	1,045,385

Security		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.31%, 05/29/25	USD	4,865	$4,845,481
ON Semiconductor Corp., Term Loan, (LIBOR USD 1 Month + 1.75%), 4.05%, 03/31/23		932	930,105
Versum Materials, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.39%, 09/29/23		1,049	1,049,261

			6,824,847
Software — 0.3%
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 4.75%), 6.95%, 09/29/23		1,765	1,681,579
Financial & Risk US Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.05%, 10/01/25		12,679	12,541,686
Infor US, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 5.14%, 02/01/22		3,548	3,532,440
Informatica LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.55%, 08/05/22		2,908	2,917,820
Kronos, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.34%, 11/01/23		4,462	4,465,842
MA Financeco LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.80%, 06/21/24		203	202,104
McAfee LLC, 1st Lien Term Loan, 09/30/24(o)		3,465	3,473,214
PowerSchool Group LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.52%, 07/31/25		1,012	1,010,128
Solar Winds Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.30%, 02/05/24		5,330	5,337,133
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.55%, 04/16/25		2,456	2,442,513
TIBCO Software, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.80%, 12/04/20		3,122	3,125,701

			40,730,160
Specialty Retail — 0.0%
Belron Finance US LLC, Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.84%, 11/07/24		1,593	1,594,954
National Vision, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.80%, 11/20/24		263	263,973
Optiv Security, Inc., Term Loan, 02/01/24(o)		2,529	2,449,824
Staples, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.54%, 09/12/24		1,024	1,020,491

			5,329,242
Technology Hardware, Storage & Peripherals — 0.0%
Misys Ltd., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.50%), 5.89%, 06/13/24		2,353	2,337,583
Seattle SpinCo, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.80%, 06/21/24		1,370	1,364,856

			3,702,439
Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., Term Loan B, 01/02/25(o)		1,435	1,419,783
HD Supply, Inc., Term Loan, 10/17/23(o)		9,021	9,012,059
Nexeo Solutions LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.56% - 5.78%, 06/09/23		332	334,067
United Rentals, Inc., Term Loan, 10/03/25(o)		397	398,543

			11,164,452
Water Utilities — 0.0%
Culligan NewCo Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.55%, 12/13/23		1,590	1,584,064

47

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.57%, 05/27/24	USD	2,165	$2,071,376
Sprint Communications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.81%, 02/02/24		2,664	2,661,864

			4,733,240
Total Floating Rate Loan Interests — 6.1% (Cost: $969,616,001)			967,360,259

Foreign Agency Obligations — 0.6%

Argentina — 0.0%
YPF SA:
8.75%, 04/04/24		340	334,475
8.75%, 04/04/24(b)		4,770	4,692,488

			5,026,963
Chile — 0.0%
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47(b)		6,730	6,721,587

China — 0.0%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	1,800	1,907,789
China Minmetals Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%(a)(j)		520	477,750
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		1,100	954,718
Inner Mongolia High-Grade High Way Construction and Development Co. Ltd., 4.38%, 12/04/20		432	401,872
Yunnan Provincial Investment Holdings Group Co. Ltd., 3.38%, 04/01/19		434	426,867

			4,168,996
Colombia — 0.0%
Ecopetrol SA, 7.63%, 07/23/19		1,800	1,852,200

India — 0.1%
NTPC Ltd., 5.63%, 07/14/21		2,590	2,683,984
Power Finance Corp. Ltd., 3.75%, 12/06/27		6,000	5,150,609
Rural Electrification Corp. Ltd.:
3.88%, 07/07/27		350	302,750
4.63%, 03/22/28		6,000	5,446,972

			13,584,315
Indonesia — 0.1%
Jasa Marga Persero Tbk. PT, 7.50%, 12/11/20	IDR	16,000,000	971,103
Perusahaan Listrik Negara PT, 6.15%, 05/21/48	USD	2,900	2,823,875
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 09/10/24		2,300	2,254,000
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21	IDR	13,240,000	804,459

			6,853,437
Mexico — 0.2%
Petroleos Mexicanos:
6.00%, 03/05/20	USD	1,425	1,441,031
5.50%, 01/21/21		17,816	17,958,528
3.50%, 01/30/23		2,090	1,920,710
5.35%, 02/12/28(b)		3,024	2,686,673

			24,006,942
Panama — 0.1%
AES Panama SRL, 6.00%, 06/25/22(b)		8,333	8,499,660

Security		Par (000)	Value
South Africa — 0.1%
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(b)	USD	12,887	$12,419,846

South Korea — 0.0%
Export-Import Bank of Korea, 3.00%, 11/01/22		3,700	3,603,257

Sri Lanka — 0.0%
SriLankan Airlines Ltd., 5.30%, 06/27/19		3,500	3,424,173

Total Foreign Agency Obligations — 0.6% (Cost: $94,691,607)			90,161,376

Foreign Government Obligations — 2.4%

Argentina — 0.1%
Republic of Argentina:
8.00%, 10/08/20		141	140,011
6.88%, 04/22/21		16,908	16,189,410
5.63%, 01/26/22		5,026	4,523,400
8.75%, 05/07/24		319	308,772

			21,161,593
Brazil — 0.1%
Federative Republic of Brazil, 4.88%, 01/22/21		12,256	12,452,096

Chile — 0.2%
Republic of Chile:
3.13%, 03/27/25		13,600	13,015,200
3.24%, 02/06/28		23,980	22,445,280

			35,460,480
Colombia — 0.3%
Republic of Colombia:
4.00%, 02/26/24		13,100	12,926,425
8.13%, 05/21/24		5,000	5,895,000
4.50%, 01/28/26		6,370	6,368,407
3.88%, 04/25/27		8,585	8,164,335
4.50%, 03/15/29		18,872	18,593,638

			51,947,805
Croatia — 0.0%
Republic of Croatia, 6.63%, 07/14/20		7,384	7,716,280

Egypt — 0.2%
Arab Republic of Egypt:
5.75%, 04/29/20		7,158	7,193,790
6.13%, 01/31/22(b)		4,664	4,605,700
6.13%, 01/31/22		12,427	12,271,662
5.58%, 02/21/23(b)		3,970	3,806,238

			27,877,390
Indonesia — 0.5%
Republic of Indonesia:
7.88%, 04/15/19	IDR	327,401,000	21,616,757
5.88%, 03/13/20	USD	31,077	31,999,987
3.75%, 04/25/22		4,394	4,306,120
4.75%, 01/08/26		6,864	6,769,620
3.50%, 01/11/28		5,460	4,907,175
4.10%, 04/24/28		4,070	3,820,713

			73,420,372
Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22		2,585	2,374,323

Mexico — 0.3%
United Mexican States:
8.00%, 06/11/20	MXN	310	1,513,858

48

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Mexico (continued)
United Mexican States (continued)
3.50%, 01/21/21	USD	13,150	$13,061,238
3.63%, 03/15/22		15,684	15,511,476
4.15%, 03/28/27		3,925	3,740,525
3.75%, 01/11/28		6,800	6,266,200

			40,093,297
Panama — 0.1%
Republic of Panama:
4.00%, 09/22/24		9,720	9,659,250
3.88%, 03/17/28		9,970	9,551,260

			19,210,510
Qatar — 0.1%
State of Qatar:
4.63%, 06/02/46		3,435	3,413,531
5.10%, 04/23/48(b)		6,353	6,448,295
5.10%, 04/23/48		2,875	2,918,125

			12,779,951
Russia — 0.1%
Russian Federation:
4.75%, 05/27/26		8,400	8,274,000
4.25%, 06/23/27		4,000	3,781,000
7.05%, 01/19/28	RUB	228,670	3,168,984

			15,223,984
South Africa — 0.3%
Republic of South Africa:
5.50%, 03/09/20	USD	19,170	19,337,738
5.88%, 05/30/22		15,550	15,880,437
4.67%, 01/17/24		9,895	9,474,463
4.88%, 04/14/26		2,690	2,488,250
4.85%, 09/27/27		3,420	3,099,375

			50,280,263
Sri Lanka — 0.0%
Republic of Sri Lanka:
6.25%, 10/04/20		3,585	3,437,118
6.25%, 07/27/21		473	448,948
5.75%, 01/18/22		1,750	1,624,114

			5,510,180
Turkey — 0.1%
Republic of Turkey:
4.88%, 04/16/43		9,995	7,121,437
5.75%, 05/11/47		8,205	6,256,313

			13,377,750
United Arab Emirates — 0.0%
Emirate of Abu Dhabi, 4.13%, 10/11/47		3,510	3,246,750

Total Foreign Government Obligations — 2.4% (Cost: $404,707,393)			392,133,024

		Shares
Investment Companies — 5.3%
DCP Midstream LP		421,561	15,171,980
iShares iBoxx High Yield Corporate Bond ETF(h)(t)		9,805,874	827,125,472

Total Investment Companies — 5.3% (Cost: $861,458,746)			842,297,452

Security		Par (000)	Value
Non-Agency Mortgage-Backed Securities — 8.2%

Collateralized Mortgage Obligations — 2.7%
Adjustable Rate Mortgage Trust(c):
Series 2005-8, Class 2A1, 4.32%, 11/25/35	USD	3,949	$3,634,900
Series 2005-8, Class 7A2, 2.84%, 11/25/35		2,236	2,174,790
Series 2005-9, Class 5A1, 2.82%, 11/25/35		1,834	1,820,314
Alternative Loan Trust:
Series 2005-16, Class A1, 3.59%, 06/25/35(c)		713	669,475
Series 2005-36, Class 2A1A, 2.59%, 08/25/35(c)		2,510	2,197,415
Series 2005-56, Class 1A1, 3.01%, 11/25/35(c)		4,276	4,310,878
Series 2005-61, Class 1A1, 2.80%, 12/25/35(c)		370	361,897
Series 2005-63, Class 3A3, 3.57%, 11/25/35(c)		4,067	3,704,591
Series 2005-63, Class 5A1, 3.41%, 12/25/35(c)		408	368,510
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35		116	112,155
Series 2005-72, Class A1, 2.82%, 01/25/36(c)		4,044	3,857,223
Series 2005-72, Class A3, 2.88%, 01/25/36(c)		3,934	3,407,619
Series 2005-76, Class 2A1, 2.95%, 02/25/36(c)		7,542	6,955,837
Series 2006-11CB, Class 1A5, 6.00%, 05/25/36		1,078	903,015
Series 2006-15CB, Class A1, 6.50%, 06/25/36		1,464	1,113,433
Series 2006-20CB, Class A9, 6.00%, 07/25/36		729	540,722
Series 2006-2CB, Class A6, 5.50%, 03/25/36		1,167	875,791
Series 2006-45T1, Class 1A10, 6.00%, 02/25/37		3,834	2,708,348
Series 2006-45T1, Class 2A2, 6.00%, 02/25/37		2,856	2,387,865
Series 2006-7CB, Class 1A6, 6.00%, 05/25/36		1,221	967,011
Series 2006-9T1, Class A7, 6.00%, 05/25/36		581	435,396
Series 2006-J7, Class 2A1, 2.51%, 11/20/46(c)		6,826	4,815,898
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,811	1,279,870
Series 2006-OA14, Class 1A1, 3.68%, 11/25/46(c)		9,770	8,530,321
Series 2006-OA14, Class 2A1, 2.47%, 11/25/46(c)		8,977	7,956,367
Series 2006-OA14, Class 3A1, 2.80%, 11/25/46(c)		12,925	11,514,546
Series 2006-OA16, Class A2, 2.47%, 10/25/46(c)		583	572,095
Series 2006-OA2, Class A1, 2.49%, 05/20/46(c)		2,385	2,002,058
Series 2006-OA3, Class 2A1, 2.49%, 05/25/36(c)		15,081	13,048,508
Series 2006-OA6, Class 1A2, 2.49%, 07/25/46(c)		11,481	10,914,874
Series 2006-OA8, Class 1A1, 2.47%, 07/25/46(c)		19,491	18,789,731
Series 2007-12T1, Class A22, 5.75%, 06/25/37		2,688	1,953,314
Series 2007-12T1, Class A5, 6.00%, 06/25/37		596	445,453

49

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Alternative Loan Trust (continued)
Series 2007-15CB, Class A7, 6.00%, 07/25/37	USD	409	$361,790
Series 2007-18CB, Class 2A25, 6.00%, 08/25/37		396	353,482
Series 2007-19, Class 1A4, 6.00%, 08/25/37		1,778	1,407,528
Series 2007-19, Class 1A8, 6.00%, 08/25/37		865	684,819
Series 2007-25, Class 1A3, 6.50%, 11/25/37		4,452	3,293,476
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		767	551,383
Series 2007-9T1, Class 2A1, 6.00%, 05/25/37		4,332	3,083,725
Series 2007-9T1, Class 2A2, 6.00%, 05/25/37		744	542,016
Series 2007-AL1, Class A1, 2.53%, 06/25/37(c)		9,793	7,662,019
Series 2007-J1, Class 2A5, 6.00%, 03/25/37		1,941	1,289,777
Series 2007-OA11, Class A1A, 3.33%, 11/25/47(c)		3,458	2,997,692
Series 2007-OA3, Class 1A1, 2.42%, 04/25/47(c)		16,693	15,947,182
Series 2007-OA4, Class A1, 2.45%, 05/25/47(c)		6,562	6,231,641
Series 2007-OA8, Class 2A1, 2.46%, 06/25/47(c)		15,959	12,425,100
Alternative Loan Trust Resecuritization, Series 2006-22R, Class 1A6, 6.00%, 05/25/36		1,684	1,374,579
American Home Mortgage Assets Trust:
Series 2006-3, Class 1A1, 2.92%, 10/25/46(c)		18,516	17,638,347
Series 2006-3, Class 2A11, 2.89%, 10/25/46(c)		7,364	6,760,463
Series 2007-3, Class 22A1, 6.25%, 06/25/37(d)		1,348	1,178,106
Banc of America Funding Trust(c):
Series 2006-7, Class T2A3, 5.69%, 10/25/36		814	740,354
Series 2006-D, Class 6A1, 3.82%, 05/20/36		587	573,801
Series 2007-D, Class 1A1, 2.49%, 06/20/47		2,223	1,938,244
Banc of America Mortgage Trust, Series 2004-L, Class 4A1, 3.68%, 01/25/35(c)		14	13,705
Bear Stearns ALT-A Trust, Series 2006-2, Class 11A1, 2.72%, 04/25/36(c)		9,593	10,552,040
Bear Stearns Asset-Backed Securities I Trust:
Series 2005-AC9, Class A5, 6.25%, 12/25/35		1,267	1,221,245
Series 2006-AC1, Class 1A2, 6.25%, 02/25/36(d)		1,282	1,130,396
Bear Stearns Mortgage Funding Trust(c):
Series 2007-AR2, Class A1, 2.45%, 03/25/37		2,535	2,317,948
Series 2007-AR3, Class 1A1, 2.42%, 03/25/37		3,270	3,159,685
Series 2007-AR4, Class 1A1, 2.48%, 09/25/47		4,380	4,161,392
CHL Mortgage Pass-Through Trust:
Series 2005-11, Class 4A1, 2.55%, 04/25/35(c)		2,543	2,553,321
Series 2005-9, Class 1A1, 2.88%, 05/25/35(c)		4,902	4,587,009
Series 2006-OA4, Class A1, 2.91%, 04/25/46(c)		3,279	1,721,943
Series 2007-21, Class 1A1, 6.25%, 02/25/38		256	209,412
Series 2007-J2, Class 2A6, 6.00%, 07/25/37		962	687,339
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,469	1,049,574
CIM Trust, Series 2017-6, Class A1, 3.02%, 06/25/57(b)(c)(e)		12,879	12,331,272

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 01/25/37	USD	135	$124,878
CSMC Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21		56	53,519
CSMC Trust, Series 2008-2R, Class 1A1, 6.00%, 07/25/37(b)		1,067	991,039
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 3A1, 2.47%, 08/25/47(c)		18,438	16,788,115
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 1A1, 3.59%, 02/25/37(c)		2,324	1,750,320
GMACM Mortgage Loan Trust, Series 2005-AR2, Class 4A, 3.80%, 05/25/35(c)		72	68,823
GreenPoint Mortgage Funding Trust(c):
Series 2006-AR1, Class GA1B, 2.45%, 02/25/36		6,728	6,504,654
Series 2006-AR2, Class 4A1, 3.95%, 03/25/36		2,173	2,075,479
GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36		22	40,982
Impac CMB Trust, Series 2005-6, Class 1A1, 2.78%, 10/25/35(c)		2,834	2,712,075
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 07/25/37		1,018	922,410
Series 2007-F2, Class 2A1, 6.50%, 07/25/37		2,263	1,424,330
IndyMac INDX Mortgage Loan Trust(c):
Series 2005-AR14, Class 2A1A, 2.58%, 07/25/35		4,003	3,821,548
Series 2007-AR15, Class 1A1, 3.79%, 08/25/37		176	153,742
Series 2007-AR15, Class 2A1, 3.81%, 08/25/37		798	690,345
JPMorgan Mortgage Trust(b)(c):
Series 2016-2, Class A1, 2.72%, 06/25/46		1,848	1,824,865
Series 2017-1, Class A4, 3.50%, 01/25/47		2,799	2,774,301
JPMorgan Trust, Series 2015-3, Class A5, 3.50%, 05/25/45(b)(c)		1,603	1,578,941
Lehman XS Trust, Series 2007-20N, Class A1, 3.43%, 12/25/37(c)		15,834	14,712,071
LSTAR Securities Investment Ltd., Series 2017-9, Class A, 3.81%, 12/01/22(b)(c)		3,785	3,791,300
LSTAR Securities Investment Ltd. LLC, Series 2017-8, Class A, 0.04%, 11/01/22(b)(c)		7,115	7,107,805
Merrill Lynch Mortgage Investors Trust(c):
Series 2005-A9, Class 2A1E, 4.27%, 12/25/35		1,262	1,230,529
Series 2006-1, Class 2A1, 4.13%, 02/25/36		670	672,300
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1B, 3.25%, 09/25/56(b)(c)		559	548,399
Prime Mortgage Trust(b):
Series 2006-DR1, Class 1A2, 6.00%, 05/25/35		40	37,703
Series 2006-DR1, Class 2A1, 5.50%, 05/25/35		636	526,414
RALI Trust, Series 2007-QS4, Class 3A2, 6.00%, 03/25/37		300	274,988
Residential Asset Securitization Trust, Series 2006-A15, Class A12, 6.25%, 01/25/37		386	254,749
RFMSI Series Trust, Series 2007-S7, Class A20, 6.00%, 07/25/37		78	73,126

50

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
STACR Trust(b)(c):
Series 2018-DNA2, Class M2, 4.43%, 12/25/30	USD	11,945	$11,844,712
Series 2018-DNA3, Class B2, 9.88%, 09/25/48		8,735	8,555,984
Series 2018-DNA3, Class M2, 4.23%, 09/25/48		11,985	11,883,497
Series 2018-HRP1, Class M2, 3.93%, 04/25/43		7,105	7,146,640
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 3.88%, 04/25/47(c)		399	308,415
Structured Asset Mortgage Investments II Trust(c):
Series 2005-AR3, Class 1A1, 2.82%, 08/25/35		2,260	2,195,803
Series 2006-AR2, Class A1, 2.51%, 02/25/36		1,731	1,664,474
Series 2006-AR4, Class 3A1, 2.47%, 06/25/36(e)		13,630	11,790,134
Series 2006-AR6, Class 2A1, 2.47%, 07/25/46		16,613	13,938,307
Series 2007-AR4, Class GA4B, 2.46%, 09/25/47		4,303	4,178,584
WaMu Mortgage Pass-Through Certificates Trust(c):
Series 2007-OA4, Class 1A, 2.72%, 05/25/47		2,938	2,771,738
Series 2007-OA5, Class 1A, 2.70%, 06/25/47		9,938	9,570,708
Series 2007-OA6, Class 1A, 2.56%, 07/25/47		5,273	4,856,035
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2006-8, Class A5, 4.54%, 10/25/36(d)		1,395	816,781
Series 2006-AR5, Class 1A, 2.93%, 06/25/46(c)		7,909	5,994,696
Series 2007-OA1, Class 2A, 2.67%, 12/25/46(c)		7,095	6,190,806
Series 2007-OA5, Class A1A, 2.79%, 05/25/47(c)		4,847	4,504,143

			439,803,232
Commercial Mortgage-Backed Securities — 5.2%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(b)(c)		12,486	11,264,301
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 4.40%, 09/15/34(b)(c)		29,015	29,124,012
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/29(b)		2,750	2,695,620
Ashford Hospitality Trust, Series 2018-ASHF, Class D, 4.38%, 04/15/35(b)(c)		4,500	4,504,191
Asset Securitization Corp., Series 1997-D5, Class B2, 6.93%, 02/14/43		457	465,807
Atrium Hotel Portfolio Trust(b)(c):
Series 2017-ATRM, Class D, 4.23%, 12/15/36		11,310	11,317,145
Series 2017-ATRM, Class E, 5.33%, 12/15/36		3,910	3,914,944
Aventura Mall Trust(b)(c):
Series 2013-AVM, Class A, 3.74%, 12/05/32		4,250	4,297,630
Series 2013-AVM, Class E, 3.74%, 12/05/32		5,635	5,691,580
BAMLL Commercial Mortgage Securities Trust(b)(c):
Series 2015-200P, Class F, 3.60%, 04/14/33		5,991	5,534,132
Series 2016-ISQ, Class E, 3.61%, 08/14/34		23,440	20,685,899
Series 2017-SCH, Class CL, 3.78%, 11/15/32		3,225	3,225,000

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BAMLL Commercial Mortgage Securities Trust (continued)
Series 2017-SCH, Class DL, 4.28%, 11/15/32	USD	3,965	$3,965,000
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(c)		955	957,858
Bayview Commercial Asset Trust(b)(c):
Series 2005-2A, Class A1, 2.59%, 08/25/35		5,118	4,865,821
Series 2005-3A, Class A1, 2.60%, 11/25/35		1,229	1,195,290
Series 2006-3A, Class A1, 2.53%, 10/25/36		4,362	4,157,153
Series 2007-1, Class A1, 2.50%, 03/25/37		7,637	7,291,303
Series 2007-3, Class A2, 2.57%, 07/25/37		6,697	6,407,784
Bayview Commercial Mortgage Pass-Through Trust, Series 2006-SP1, Class M3, 2.85%, 04/25/36(b)(c)		5,131	5,115,437
BBCMS Mortgage Trust(b)(c):
Series 2018-CHRS, Class E, 4.27%, 08/05/38		1,750	1,488,079
Series 2018-TALL, Class D, 3.73%, 03/15/37		2,000	1,996,857
BBCMS Trust, Series 2015-STP, Class E, 4.28%, 09/10/28(b)(c)		375	360,197
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36(b)(c)		2,672	2,500,988
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class B, 5.61%, 12/11/40(c)		4,000	4,063,649
Benchmark Mortgage Trust, Series 2018-B3, Class D, 3.06%, 04/10/51(b)		1,250	1,047,477
BHMS, Series 2018-ATLS, Class C, 4.18%, 07/15/35(b)(c)		3,210	3,209,959
BWAY Mortgage Trust(b):
Series 2013-1515, Class D, 3.63%, 03/10/33		3,600	3,450,320
Series 2013-1515, Class E, 3.72%, 03/10/33		2,000	1,902,794
Series 2015-1740, Class E, 4.45%, 01/10/35(c)		2,000	1,869,914
BX Commercial Mortgage Trust(b)(c):
Series 2018-IND, Class G, 4.33%, 11/15/35		14,500	14,500,000
Series 2018-IND, Class H, 5.28%, 11/15/35		16,500	16,509,900
BXP Trust(b)(c):
Series 2017-CC, Class D, 3.55%, 08/13/37		6,800	6,262,426
Series 2017-CC, Class E, 3.55%, 08/13/37		14,220	12,656,842
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 04/10/29(b)(c)		3,040	3,096,658
CFCRE Commercial Mortgage Trust:
Series 2011-C1, Class C, 6.07%, 04/15/44(b)(c)		3,027	3,128,941
Series 2016-C4, Class C, 4.88%, 05/10/58(c)		3,330	3,362,687
Series 2018-TAN, Class C, 5.29%, 02/15/33(b)		2,100	2,125,001
CGBAM Commercial Mortgage Trust(b):
Series 2015-SMRT, Class B, 3.21%, 04/10/28		415	412,798
Series 2015-SMRT, Class E, 3.79%, 04/10/28(c)		2,550	2,526,469
Series 2015-SMRT, Class F, 3.79%, 04/10/28(c)		800	790,546
CGDBB Commercial Mortgage Trust(b)(c):
Series 2017-BIOC, Class A, 3.07%, 07/15/32		1,740	1,739,997
Series 2017-BIOC, Class D, 3.88%, 07/15/32		7,220	7,217,739
Series 2017-BIOC, Class E, 4.43%, 07/15/32		10,420	10,413,490
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class C, 5.06%, 03/10/47(c)		2,278	2,340,409

51

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2015-GC27, Class AAB, 2.94%, 02/10/48	USD	1,090	$1,067,118
Series 2015-GC27, Class C, 4.43%, 02/10/48(c)		3,000	2,912,730
Series 2016-C1, Class C, 4.95%, 05/10/49(c)		2,870	2,879,149
Series 2016-C1, Class D, 4.95%, 05/10/49(b)(c)		980	915,408
Series 2016-GC37, Class C, 4.92%, 04/10/49(c)		2,640	2,667,680
Series 2016-GC37, Class D, 2.79%, 04/10/49(b)		4,176	3,337,966
Series 2016-P3, Class C, 4.83%, 04/15/49(c)		1,271	1,277,405
Series 2016-P6, Class C, 4.29%, 12/10/49(c)		2,400	2,282,058
CLNS Trust(b)(c):
Series 2017-IKPR, Class A, 3.09%, 06/11/32		1,080	1,080,342
Series 2017-IKPR, Class E, 5.79%, 06/11/32		3,980	3,984,948
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.68%, 06/10/44(b)(c)		3,445	3,490,202
Series 2012-LC4, Class A4, 3.29%, 12/10/44		1,418	1,406,969
Series 2013-300P, Class D, 4.39%, 08/10/30(b)(c)		3,000	2,991,573
Series 2013-CR7, Class ASB, 2.74%, 03/10/46		855	843,578
Series 2013-SFS, Class A1, 1.87%, 04/12/35(b)		482	463,639
Series 2014-CR15, Class ASB, 3.60%, 02/10/47		4,208	4,213,786
Series 2014-CR15, Class C, 4.73%, 02/10/47(c)		2,050	2,097,547
Series 2014-CR18, Class ASB, 3.45%, 07/15/47		3,000	2,996,652
Series 2014-CR21, Class A2, 3.10%, 12/10/47		2,977	2,975,550
Series 2014-LC15, Class ASB, 3.53%, 04/10/47		3,500	3,501,802
Series 2014-PAT, Class E, 5.43%, 08/13/27(b)(c)		1,000	1,010,593
Series 2014-PAT, Class F, 4.72%, 08/13/27(b)(c)		2,000	2,008,417
Series 2014-PAT, Class G, 3.87%, 08/13/27(b)(c)		1,040	1,036,126
Series 2014-TWC, Class C, 4.13%, 02/13/32(b)(c)		8,000	8,007,516
Series 2014-TWC, Class E, 5.53%, 02/13/32(b)(c)		1,910	1,917,782
Series 2015-CR22, Class C, 4.12%, 03/10/48(c)		1,635	1,565,846
Series 2015-CR23, Class B, 4.18%, 05/10/48(c)		9,520	9,463,530
Series 2015-CR23, Class CMC, 3.69%, 05/10/48(b)(c)		7,688	7,647,300
Series 2015-CR23, Class CMD, 3.69%, 05/10/48(b)(c)		18,170	17,984,208
Series 2015-CR23, Class CME, 3.69%, 05/10/48(b)(c)		2,180	2,147,623
Series 2015-CR23, Class D, 4.25%, 05/10/48(c)		4,650	3,873,349
Series 2015-CR25, Class C, 4.54%, 08/10/48(c)		1,024	993,642
Series 2015-LC19, Class C, 4.26%, 02/10/48(c)		8,623	8,467,470

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust (continued)
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)	USD	3,282	$2,797,551
Series 2015-LC21, Class C, 4.31%, 07/10/48(c)		6,010	5,863,958
Series 2015-PC1, Class ASB, 3.61%, 07/10/50		1,600	1,594,946
Series 2016-667M, Class D, 3.18%, 10/10/36(b)(c)		3,200	2,865,727
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)		3,425	2,737,663
Series 2017-DLTA, Class E, 4.24%, 08/15/35(b)(c)		5,222	5,185,080
Series 2017-DLTA, Class F, 4.86%, 08/15/35(b)(c)		4,204	4,170,074
Series 2018-HCLV, Class B, 3.68%, 09/15/33(b)(c)		2,500	2,500,000
Core Industrial Trust(b):
Series 2015-CALW, Class G, 3.85%, 02/10/34(c)		6,060	5,724,079
Series 2015-TEXW, Class A, 3.08%, 02/10/34		2,545	2,513,434
Series 2015-TEXW, Class D, 3.85%, 02/10/34(c)		1,500	1,486,592
Series 2015-TEXW, Class E, 3.85%, 02/10/34(c)		3,570	3,498,805
Series 2015-TEXW, Class F, 3.85%, 02/10/34(c)		10,400	10,058,481
Series 2015-WEST, Class E, 4.23%, 02/10/37(c)		6,400	6,180,744
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class C, 4.95%, 07/15/37(c)		930	952,171
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPB, Class A, 3.64%, 11/15/34(b)		3,995	4,006,520
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class ASB, 3.22%, 06/15/57		1,440	1,422,562
Series 2016-C6, Class C, 4.75%, 01/15/49(c)		3,950	3,962,350
CSMC Trust, Series 2017-CHOP, Class E, 5.58%, 07/15/32(b)(c)		7,237	7,246,242
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.49%, 08/10/49(b)(c)		8,736	7,502,911
DBUBS Mortgage Trust(b)(c):
Series 2017-BRBK, Class E, 3.53%, 10/10/34		20,429	18,777,509
Series 2017-BRBK, Class F, 3.53%, 10/10/34(e)		3,710	3,311,447
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.40%, 12/13/28(b)		2,678	2,775,002
GAHR Commercial Mortgage Trust(b):
Series 2015-NRF, Class AFX, 3.23%, 12/15/34		2,195	2,192,356
Series 2015-NRF, Class EFX, 3.38%, 12/15/34(c)		7,373	7,291,382
Series 2015-NRF, Class FFX, 3.38%, 12/15/34(c)		400	393,523
GRACE Mortgage Trust(b):
Series 2014-GRCE, Class A, 3.37%, 06/10/28		5,200	5,190,174
Series 2014-GRCE, Class F, 3.59%, 06/10/28(c)		21,685	21,148,288

52

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. II:
Series 2005-ROCK, Class J, 5.86%, 05/03/32(b)	USD	1,500	$1,633,108
Series 2013-GC10, Class AAB, 2.56%, 02/10/46		1,708	1,680,943
Series 2013-KING, Class C, 3.44%, 12/10/27(b)(c)		5,600	5,560,686
Series 2013-KING, Class D, 3.44%, 12/10/27(b)(c)		3,750	3,709,757
Series 2013-KING, Class E, 3.44%, 12/10/27(b)(c)		11,600	11,432,699
Series 2015-GC30, Class A2, 2.73%, 05/10/50		2,000	1,983,372
GS Mortgage Securities Corp. Trust(b)(c):
Series 2016-RENT, Class C, 4.07%, 02/10/29		2,550	2,545,435
Series 2017-500K, Class D, 3.58%, 07/15/32		1,130	1,130,707
Series 2017-500K, Class E, 3.78%, 07/15/32		1,550	1,550,001
Series 2017-500K, Class F, 4.08%, 07/15/32		540	540,000
Series 2017-500K, Class G, 4.78%, 07/15/32		280	280,176
Series 2018-HULA, Class D, 4.08%, 07/15/25		2,350	2,359,530
GS Mortgage Securities Trust:
Series 2013-GC12, Class AAB, 2.68%, 06/10/46		3,055	3,008,519
Series 2013-GC16, Class AAB, 3.81%, 11/10/46		2,700	2,727,770
Series 2014-GC20, Class AAB, 3.66%, 04/10/47		3,395	3,402,405
Series 2014-GC22, Class D, 4.69%, 06/10/47(b)(c)		624	567,652
Series 2014-GC24, Class AAB, 3.65%, 09/10/47		4,490	4,505,404
Series 2015-GC32, Class C, 4.41%, 07/10/48(c)		2,085	2,068,460
Series 2015-GC32, Class D, 3.35%, 07/10/48		4,452	3,787,846
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		2,749	2,343,200
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)		1,260	1,031,473
Hilton Orlando Trust, Series 2018-ORL, Class E, 4.93%, 12/15/34(b)(c)		4,340	4,350,757
Hospitality Mortgage Trust, Series 2017-HIT, Class A, 3.13%, 05/08/30(b)(c)		790	790,005
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class ASB, 3.76%, 08/15/46(c)		3,748	3,774,125
Series 2015-C28, Class ASB, 3.04%, 10/15/48		1,641	1,610,390
Series 2015-C33, Class D1, 4.12%, 12/15/48(b)(c)		1,898	1,752,234
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class D, 4.65%, 03/15/50(b)(c)		7,320	7,008,953
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class D, 4.58%, 03/15/50(b)(c)		2,170	2,028,371
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2003-PM1A, Class G, 6.20%, 08/12/40(b)(c)(e)		956	967,636

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2009-IWST, Class A2, 5.63%, 12/05/27(b)	USD	4,318	$4,411,638
Series 2012-C6, Class A3, 3.51%, 05/15/45		2,455	2,447,286
Series 2012-CBX, Class A4, 3.48%, 06/15/45		6,150	6,129,543
Series 2012-HSBC, Class A, 3.09%, 07/05/32(b)		2,647	2,618,854
Series 2013-LC11, Class ASB, 2.55%, 04/15/46		3,295	3,234,026
Series 2015-JP1, Class D, 4.24%, 01/15/49(c)		5,750	5,367,467
Series 2015-JP1, Class E, 4.24%, 01/15/49(b)(c)		820	740,412
Series 2015-UES, Class D, 3.62%, 09/05/32(b)(c)		2,630	2,608,506
Series 2015-UES, Class E, 3.62%, 09/05/32(b)(c)		3,750	3,689,514
Series 2017-MAUI, Class D, 4.23%, 07/15/34(b)(c)		1,480	1,484,145
Series 2017-MAUI, Class E, 5.23%, 07/15/34(b)(c)		7,780	7,821,260
Series 2017-MAUI, Class F, 6.03%, 07/15/34(b)(c)		2,100	2,111,795
Series 2018-WPT, Class FFX, 5.54%, 07/05/33(b)		2,840	2,766,331
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.11%, 07/15/40(c)		143	143,228
LCCM Mortgage Trust, Series 2014-909, Class E, 3.90%, 05/15/31(b)(c)		2,500	2,386,380
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.87%, 03/10/50(b)(c)		3,375	3,067,087
MAD Mortgage Trust(b)(c):
Series 2017-330M, Class D, 3.98%, 08/15/34		3,305	3,192,689
Series 2017-330M, Class E, 4.03%, 08/15/34		7,050	6,656,117
Madison Avenue Trust, Series 2013-650M, Class D, 4.03%, 10/12/32(b)(c)		6,670	6,648,604
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class D, 5.60%, 07/12/38(c)		1,447	1,463,662
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C18, Class A2, 3.19%, 10/15/47		4,882	4,879,665
Series 2014-C19, Class A2, 3.10%, 12/15/47		5,000	4,997,226
Series 2015-C23, Class A2, 2.98%, 07/15/50		4,500	4,478,730
Series 2015-C23, Class D, 4.13%, 07/15/50(b)(c)		2,800	2,529,530
Series 2015-C25, Class D, 3.07%, 10/15/48		7,113	6,097,511
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		3,232	2,736,106
Series 2017-C33, Class C, 4.56%, 05/15/50(c)		3,161	3,089,464
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		1,570	1,258,430
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.25%, 10/15/42(c)		2,670	2,735,995
Series 2014-CPT, Class E, 3.45%, 07/13/29(b)(c)		950	930,042
Series 2014-CPT, Class F, 3.45%, 07/13/29(b)(c)		11,250	10,930,430
Series 2014-CPT, Class G, 3.45%, 07/13/29(b)(c)		3,392	3,259,262
Series 2014-MP, Class A, 3.47%, 08/11/33(b)		1,500	1,505,094
Series 2015-MS1, Class D, 4.03%, 05/15/48(b)(c)		7,725	6,873,549

53

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust (continued)
Series 2017-CLS, Class F, 4.88%, 11/15/34(b)(c)	USD	7,904	$7,914,002
Series 2017-H1, Class D, 2.55%, 06/15/50(b)		7,130	5,698,296
Series 2017-JWDR, Class D, 4.23%, 11/15/34(b)(c)		2,290	2,292,173
Series 2017-JWDR, Class E, 5.33%, 11/15/34(b)(c)		3,350	3,355,300
Series 2018-H3, Class C, 5.01%, 07/15/51(c)		2,880	2,880,037
Series 2018-MP, Class E, 4.42%, 07/11/40(b)(c)		2,930	2,631,254
Series 2018-SUN, Class F, 4.83%, 07/15/35(b)(c)		4,040	4,042,618
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 3.95%, 05/10/39(b)(c)		10,640	9,623,948
Prima Capital CRE Securitization Ltd., Series 2015-4A, Class C, 4.00%, 08/24/49(b)(e)		3,210	3,160,887
RAIT Trust(b)(c):
Series 2017-FL7, Class A, 3.23%, 06/15/37		504	503,520
Series 2017-FL7, Class C, 4.78%, 06/15/37		990	990,704
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B, 4.29%, 07/15/34(b)(c)(e)		2,086	2,088,908
RSO Repo SPE Trust, 3.82%, 09/15/20(c)(e)		9,483	9,483,183
USDC, Series 2018-USDC, Class F, 4.49%, 05/09/38(b)(c)		2,550	2,313,314
Velocity Commercial Capital Loan Trust, Series 2014-1, Class M6, 8.54%, 09/25/44(b)(c)(e)		3,309	3,381,467
VNDO Mortgage Trust(b):
Series 2012-6AVE, Class E, 3.34%, 11/15/30(c)		3,000	2,858,040
Series 2013-PENN, Class A, 3.81%, 12/13/29		4,575	4,604,385
Series 2013-PENN, Class D, 3.95%, 12/13/29(c)		5,060	5,030,302
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 3.63%, 06/15/29(b)(c)		410	410,119
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class D, 3.77%, 02/15/48(b)		1,411	1,181,697
Series 2015-NXS3, Class B, 4.49%, 09/15/57(c)		1,600	1,616,436
Series 2015-NXS4, Class D, 3.60%, 12/15/48(c)		898	817,007
Series 2015-P2, Class D, 3.24%, 12/15/48(b)		1,093	878,182
Series 2016-C34, Class C, 5.03%, 06/15/49(c)		1,080	1,083,207
Series 2016-C37, Class C, 4.49%, 12/15/49(c)		4,000	3,926,846
Series 2016-LC25, Class C, 4.44%, 12/15/59(c)		8,320	8,086,918
Series 2016-NXS5, Class D, 4.88%, 01/15/59(c)		2,750	2,641,700
Series 2016-NXS6, Class C, 4.31%, 11/15/49(c)		4,783	4,691,680
Series 2017-C39, Class C, 4.12%, 09/15/50		1,690	1,603,288
Series 2017-C39, Class D, 4.36%, 09/15/50(b)(c)		1,690	1,542,023
Series 2017-C41, Class D, 2.60%, 11/15/50(b)(c)		787	628,140
Series 2018-BXI, Class E, 4.44%, 12/15/36(b)(c)		1,510	1,517,475
Series 2018-C44, Class C, 4.84%, 05/15/51(c)		1,570	1,539,639

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2018-C44, Class D, 3.00%, 05/15/51(b)	USD	2,150	$1,709,544
Series 2018-C45, Class C, 4.73%, 06/15/51		1,030	1,008,510
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.44%, 04/15/45		4,390	4,380,943
Series 2013-C12, Class ASB, 2.84%, 03/15/48		4,492	4,443,992
Series 2014-C20, Class ASB, 3.64%, 05/15/47		1,550	1,555,721
Series 2014-C22, Class C, 3.76%, 09/15/57(c)		1,300	1,215,131

			827,260,847
Interest Only Commercial Mortgage-Backed Securities — 0.3%(c)
BBCMS Trust(b):
Series 2015-SRCH, Class XA, 0.96%, 08/10/35		78,000	4,980,300
Series 2015-SRCH, Class XB, 0.19%, 08/10/35		35,000	549,850
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.74%, 05/10/58		18,309	1,747,543
Series 2016-C6, Class XA, 1.19%, 11/10/49		65,044	4,668,707
Commercial Mortgage Trust:
Series 2014-UBS5, Class XB2, 0.74%, 09/10/47(b)		12,675	493,057
Series 2015-CR25, Class XA, 0.92%, 08/10/48		65,023	2,941,971
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.73%, 12/10/27(b)		35,585	219,115
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.07%, 04/10/47		802	32,392
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, 0.88%, 09/15/47		7,633	301,606
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)		40,477	1,982,936
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class XA, 0.80%, 12/15/49		24,271	948,055
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.11%, 03/10/50(b)		46,987	2,235,805
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XB, 0.33%, 04/15/47(b)		80,982	1,470,568
Series 2015-C22, Class XA, 1.11%, 04/15/48		28,048	1,399,397
Series 2015-C26, Class XD, 1.35%, 10/15/48(b)		12,675	1,001,959
Series 2016-C31, Class XA, 1.44%, 11/15/49		50,917	4,103,624
Series 2016-C32, Class XA, 0.76%, 12/15/49		32,503	1,483,475
Morgan Stanley Capital I Trust:
Series 2016-BNK2, Class XA, 1.10%, 11/15/49		51,881	3,146,930
Series 2016-UBS9, Class XD, 1.54%, 03/15/49(b)		13,600	1,238,211
Natixis Commercial Mortgage Securities Trust(b):
Series 2017-75B, Class XA, 0.20%, 04/09/37		40,610	707,605
Series 2017-75B, Class XB, 0.03%, 04/09/37		27,000	119,675
VNDO Mortgage Trust, Series 2013-PENN, Class XA, 0.14%, 12/13/29(b)		121,745	423,673
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.26%, 08/15/49(b)(e)		11,784	1,006,703

54

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2016-LC25, Class XA, 1.07%, 12/15/59	USD	22,913	$1,259,174
WFRBS Commercial Mortgage Trust:
Series 2014-C20, Class XB, 0.56%, 05/15/47		57,079	1,752,139
Series 2014-LC14, Class XA, 1.29%, 03/15/47		59,580	2,436,361

			42,650,831
Total Non-Agency Mortgage-Backed Securities — 8.2% (Cost: $1,281,520,925)			1,309,714,910

		Shares
Participation Notes — 0.1%

Banks — 0.0%
HSBC Bank PLC (Al Rajhi Bank), due 01/19/21		297,066	6,929,428

Electronic Equipment, Instruments and Components — 0.1%
Deutsche Bank AG (DB Wuliangye Yibin Co. Ltd.), due 03/08/27		471,800	3,274,830
Deutsche Bank AG (DB Merry Electronics Co.), due 02/01/28		1,454,000	6,301,441

			9,576,271
Total Participation Notes — 0.1% (Cost: $21,270,923)			16,505,699

Preferred Securities — 3.5%

		Par (000)
Capital Trusts — 2.5%(j)

Banks — 1.0%(m)
Bank of America Corp.:
Series X, 6.25%	USD	36,885	37,991,550
Series AA, 6.10%		2,803	2,876,579
Citigroup, Inc.:
5.90%		6,839	6,839,000
Series P, 5.95%		23,541	23,202,598
Citizens Financial Group, Inc., 5.50%		5,500	5,541,250
Fifth Third Bancorp, Series J, 4.90%		14,175	13,980,094
ING Groep NV, 6.00%		1,500	1,494,000
JPMorgan Chase & Co.:
Series V, 5.00%		2,250	2,250,000
Series X, 6.10%		2,015	2,048,348
Lloyds Banking Group plc, 6.66%(b)		3,000	3,039,360
M&T Bank Corp., Series F, 5.13%		14,800	14,522,500
SunTrust Banks, Inc.:
Series G, 5.05%		30,245	29,234,817
Series H, 5.12%		16,825	15,415,906
Wells Fargo & Co.:
Series S, 5.90%		1,400	1,410,500
Series U, 5.87%		1,200	1,236,000

			161,082,502
Capital Markets — 0.4%(m)
Bank of New York Mellon Corp. (The), Series F, 4.62%		29,850	28,170,937
Goldman Sachs Group, Inc. (The):
Series M, 5.38%		12,395	12,487,963
Series P, 5.00%		7,247	6,667,240
Series O, 5.30%		4,315	4,180,156
Morgan Stanley, Series H, 5.45%		1,520	1,533,498
Northern Trust Corp., Series D, 4.60%		17,700	16,815,000

			69,854,794

Security		Par (000)	Value
Consumer Finance — 0.2%(m)
Capital One Financial Corp., Series E, 5.55%	USD	1,198	$1,209,980
Discover Financial Services, Series C, 5.50%		24,300	22,963,500
General Motors Financial Co., Inc., Series A, 5.75%		25,186	22,679,489

			46,852,969
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, 6.12%(m)		8,500	8,446,875

Entertainment — 0.0%
NBCUniversal Enterprise, Inc., 5.25%(b)		146	147,825

Insurance — 0.2%(m)
Progressive Corp. (The), Series B, 5.38%		9,110	8,950,575
XLIT Ltd., Series E, 4.89%		18,160	17,798,979

			26,749,554
Oil, Gas & Consumable Fuels — 0.6%(m)
Andeavor Logistics LP, Series A, 6.88%		45,745	44,372,650
EnLink Midstream Partners LP, Series C, 6.00%		14,325	12,482,045
Plains All American Pipeline LP, Series B, 6.12%		33,500	31,406,250

			88,260,945
Total Capital Trusts — 2.5% (Cost: $414,117,982)			401,395,464

		Shares

Preferred Stocks — 0.7%

Auto Components — 0.0%
Schaeffler AG (Preference), 0.00%		121,295	1,278,101

Automobiles — 0.0%
Bayerische Motoren Werke AG (Preference), 4.75%		23,485	1,768,809

Banks — 0.1%
KeyCorp, Series E, 6.13%(j)(m)		375,000	9,862,500

Capital Markets — 0.3%
Morgan Stanley, Series K, 5.85%(j)(m)		1,995,000	50,274,000

Consumer Finance — 0.1%
SLM Corp., Series B, 4.03%(j)(m)		122,000	8,283,800

Electric Utilities — 0.0%
Entergy Arkansas, Inc.:
4.90%		102,000	2,341,920
4.88%		93,168	2,035,721
Entergy Louisiana LLC, 4.88%		32,274	703,896
Entergy Mississippi, Inc., 4.90%		94,932	2,052,430
Entergy Texas, Inc., 5.63%		146,739	3,697,823

			10,831,790
Equity Real Estate Investment Trusts (REITs) — 0.0%(b)(j)
Firstar Realty LLC, 8.88%		5,000	5,800,000
Suntrust Real Estate Investment Corp., 9.00%(e)		15	1,637,441

			7,437,441
Technology Hardware, Storage & Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference), 1.36%		864,787	27,284,678

Total Preferred Stocks — 0.7% (Cost: $118,815,929)			117,021,119

55

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value
Trust Preferreds — 0.3%(m)

Banks — 0.0%
GMAC Capital Trust I, Series 2, 8.10%, 02/15/40		182,724	$4,798,332

Commercial Services & Supplies — 0.2%
ILFC E-Capital Trust I, 4.78%, 12/21/65(b)		25,372,000	22,454,220

Consumer Finance — 0.1%
ILFC E-Capital Trust II, 5.03%, 12/21/65(b)		11,944,000	10,630,160

Total Trust Preferreds — 0.3% (Cost: $41,096,704)			37,882,712

Total Preferred Securities — 3.5% (Cost: $574,030,615)			556,299,295

		Par (000)
U.S. Government Sponsored Agency Securities — 1.4%

Collateralized Mortgage Obligations — 1.0%
Federal Home Loan Mortgage Corp.:
Series 4459, Class BN, 3.00%, 08/15/43	USD	1,682	1,634,167
Series 4274, Class PN, 3.50%, 10/15/35		863	865,904
Series 4494, Class KA, 3.75%, 10/15/42		1,531	1,544,934
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(a):
Series 2018-SPI1, Class M1, (LIBOR USD 1 Month + 0.00%), 3.75%, 02/25/48(b)		4,350	4,312,279
Series 2018-DNA1, Class M2, (LIBOR USD 1 Month + 1.80%), 4.08%, 07/25/30		3,170	3,118,992
Series 2018-HQA1, Class M2, (LIBOR USD 1 Month + 2.30%), 4.58%, 09/25/30		4,725	4,722,611
Series 2017-DNA3, Class M2, (LIBOR USD 1 Month + 2.50%), 4.78%, 03/25/30		24,630	25,530,249
Series 2017-DNA1, Class M2, (LIBOR USD 1 Month + 3.25%), 5.53%, 07/25/29		4,695	5,114,232
Series 2017-DNA2, Class M2, (LIBOR USD 1 Month + 3.45%), 5.73%, 10/25/29		2,886	3,150,945
Series 2016-DNA4, Class M3, (LIBOR USD 1 Month + 3.80%), 6.08%, 03/25/29		13,973	15,516,777
Series 2017-DNA3, Class B1, (LIBOR USD 1 Month + 4.45%), 6.73%, 03/25/30		3,115	3,422,115
Series 2016-DNA2, Class M3, (LIBOR USD 1 Month + 4.65%), 6.93%, 10/25/28		3,295	3,778,496
Series 2016-DNA3, Class M3, (LIBOR USD 1 Month + 5.00%), 7.28%, 12/25/28		7,730	8,954,697
Federal National Mortgage Association:
Series 2013-133, Class NA, 3.00%, 05/25/36		527	516,976
Series 2016-76, Class ME, 3.00%, 01/25/46		4,779	4,642,379
Series 2016-49, Class DA, 3.50%, 10/25/42		821	821,943
Federal National Mortgage Association Variable Rate Notes(a):
Series 2017-C02, Class 2M1, (LIBOR USD 1 Month + 1.15%), 3.43%, 09/25/29		1,422	1,429,366
Series 2017-C05, Class 1M2, (LIBOR USD 1 Month + 2.20%), 4.48%, 01/25/30		9,444	9,650,310
Series 2017-C04, Class 2M2, (LIBOR USD 1 Month + 2.85%), 5.13%, 11/25/29		4,738	4,969,857
Series 2017-C03, Class 1M2, (LIBOR USD 1 Month + 3.00%), 5.28%, 10/25/29		9,362	10,010,237
Series 2018-C01, Class 1B1, (LIBOR USD 1 Month + 3.55%), 5.83%, 07/25/30		13,316	13,499,848

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association Variable Rate Notes(a) (continued)
Series 2017-C05, Class 1B1, (LIBOR USD 1 Month + 3.60%), 5.88%, 01/25/30	USD	8,763	$9,184,672
Series 2017-C07, Class 1B1, (LIBOR USD 1 Month + 4.00%), 6.28%, 05/25/30		3,850	4,051,874
Series 2016-C04, Class 1M2, (LIBOR USD 1 Month + 4.25%), 6.53%, 01/25/29		5,479	6,183,880
Series 2016-C06, Class 1M2, (LIBOR USD 1 Month + 4.25%), 6.53%, 04/25/29		8,706	9,824,953
Series 2017-C03, Class 1B1, (LIBOR USD 1 Month + 4.85%), 7.13%, 10/25/29		1,565	1,777,578
Government National Mortgage Association, Series 2013-131, Class PA, 3.50%, 06/16/42		2,524	2,532,189

			160,762,460
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.:
Series KJ05, Class A2, 2.16%, 10/25/21		1,316	1,280,074
Series KIR2, Class A1, 2.75%, 03/25/27		3,488	3,398,774
Federal Home Loan Mortgage Corp. Variable Rate Notes(m):
Series 2018-SB52, Class A5F, 3.25%, 05/25/23		1,078	1,074,140
Series 2018-K732, Class B, 4.19%, 05/25/25(b)		1,500	1,449,598

			7,202,586
Interest Only Commercial Mortgage-Backed Securities — 0.0%(m)
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series K714, Class X1, 0.66%, 10/25/20		54,730	560,785
Series KW01, Class X1, 0.98%, 01/25/26		5,404	299,136
Series K055, Class X1, 1.37%, 03/25/26		22,588	1,861,178
Federal National Mortgage Association ACES Variable Rate Notes, Series 2013-M5, Class X2, 2.17%, 01/25/22		2,290	74,259
Government National Mortgage Association Variable Rate Notes, Series 2017-44, 0.70%, 04/17/51		28,401	1,653,130

			4,448,488
Mortgage-Backed Securities — 0.3%
Federal Home Loan Mortgage Corp.:
2.50%, 11/01/27 - 08/01/32		8,311	8,009,185
3.50%, 07/01/32 - 06/01/35		4,891	4,873,710
4.00%, 07/01/26 - 03/01/29		3,026	3,125,695
Federal Home Loan Mortgage Corp. Variable Rate Notes, (LIBOR USD 12 Month + 1.63%), 2.91%, 11/01/45(a)		2,708	2,687,251
Federal National Mortgage Association:
2.50%, 12/01/27 - 08/01/31		14,220	13,669,098
3.00%, 09/01/28 - 09/01/32		17,618	17,327,161
3.50%, 06/01/32		1,563	1,564,764
4.00%, 05/01/27		1,152	1,171,106
4.50%, 04/01/24 - 11/01/26		852	873,449

			53,301,419
Total U.S. Government Sponsored Agency Securities — 1.4% (Cost: $220,168,201)			225,714,953

56

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Treasury Obligations — 0.0%
U.S. Treasury Inflation Linked Notes, 0.75%, 07/15/28	USD	3,275	$3,185,391

Total U.S. Treasury Obligations — 0.0% (Cost: $3,198,517)			3,185,391

Total Long-Term Investments — 95.9% (Cost: $15,470,750,388)			15,290,163,859

Short-Term Securities — 12.2%

Foreign Government Obligations — 0.0%
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills, 17.50%, 11/13/18(q)	EGP	29,775	1,652,196

Total Foreign Government Obligations — 0.0% (Cost: $1,672,627)			1,652,196

		Shares
Money Market Funds — 12.2%(r)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.07%(t)		1,116,079,539	1,116,079,539
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.99%		5,302,556	5,302,556
SL Liquidity Series LLC, Money Market Series, 2.41%(s)(t)		823,763,670	823,763,670

Total Money Market Funds — 12.2% (Cost: $1,945,184,500)			1,945,145,765

Total Short-Term Securities — 12.2% (Cost: $1,946,857,127)			1,946,797,961

Total Options Purchased — 0.0% (Cost: $27,995)			1,450

Total Investments — 108.1% (Cost: $17,417,635,510)			17,236,963,270

Liabilities in Excess of Other Assets — (8.1)%			(1,295,924,513)

Net Assets — 100.0%			$15,941,038,757

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)	Security, or a portion of the security, is on loan.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Convertible security.
(m)	Variable rate security. Rate shown is the rate in effect as of period end.
(n)	Zero-coupon bond.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Amount is less than $500.
(q)	Rates are discount rates or a range of discount rates as of period end.
(r)	Annualized 7-day yield as of period end.
(s)	Security was purchased with the cash collateral from loaned securities.

(t)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,655,376,352	—		(539,296,813	)(b)	1,116,079,539	$1,116,079,539	$3,775,211		$—	$—
SL Liquidity Series LLC, Money Market Series	423,903,737	399,859,933	(c)	—		823,763,670	823,763,670	2,291,507	(d)	12,336	(136,691)
iShares iBoxx High Yield Corporate Bond ETF	6,154,836	3,651,038		—		9,805,874	827,125,472	9,207,922		—	(18,067,268)

							$2,766,968,681	$15,274,640		$12,336	$(18,203,959)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

57

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	163	12/21/18	$7,797	$(485,458)
S&P 500 E-Mini Index	2,570	12/21/18	348,376	590,905
STOXX 600 Banks Index	16	12/21/18	130	(10,943)
U.S. Treasury 2 Year Note	18,640	12/31/18	3,926,633	(5,948,601)
U.S. Treasury 5 Year Note	19,334	12/31/18	2,172,809	(8,248,785)

				(14,102,882)

Short Contracts
Euro-Bobl	20	12/06/18	2,978	234
Euro-Bund	12	12/06/18	2,178	(940)
Euro-Schatz	17	12/06/18	2,156	(1,451)
EUR Currency	4,733	12/17/18	671,820	25,006,943
JPY Currency	516	12/17/18	57,247	772,493
U.S. Treasury 10 Year Note	2,659	12/19/18	314,925	5,038,750
U.S. Treasury 10 Year Ultra Note	91	12/19/18	11,385	196,745
U.S. Treasury Long Bond	244	12/19/18	33,703	1,647,429
U.S. Treasury Ultra Bond	14	12/19/18	2,089	153,671
EURO STOXX 50 Index	492	12/21/18	17,799	721,561
Long Gilt	6	12/27/18	939	(2,634)

				33,532,801

				$19,429,919

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	59,894,788	USD	1,626,250	Citibank NA	11/02/18	$42,128
EUR	3,013,000	USD	3,410,716	JP Morgan Chase Bank NA	11/05/18	2,740
USD	3,313,886	EUR	2,815,000	Standard Chartered Bank	11/05/18	124,746
USD	229,857	EUR	198,000	UBS AG	11/05/18	5,541
USD	123,980	RUB	8,156,676	Deutsche Bank Securities, Inc.	11/06/18	219
USD	1,650,000	MXN	32,485,745	Toronto Dominion Bank	11/13/18	53,836
ZAR	97,401,775	USD	6,550,000	BNP Paribas SA	11/13/18	43,570
USD	1,395,145	EUR	1,210,000	Bank of America NA	11/15/18	23,243
USD	115,249,127	EUR	99,370,000	Bank of New York	11/15/18	2,583,145
USD	743,542	EUR	650,000	BNP Paribas SA	11/15/18	6,570
USD	342,099	EUR	300,000	Goldman Sachs International	11/15/18	1,958
USD	178,409,504	EUR	154,040,000	JP Morgan Chase Bank NA	11/15/18	3,758,525
USD	935,739	EUR	820,000	Morgan Stanley & Co. International plc	11/15/18	6,020
USD	22,776	EUR	20,000	UBS AG	11/15/18	100
USD	36,346,950	GBP	27,530,000	Bank of America NA	11/15/18	1,138,404
USD	500,487	GBP	380,000	BNP Paribas SA	11/15/18	14,499
USD	13,016	GBP	10,000	HSBC Bank plc	11/15/18	227
USD	5,587,752	ZAR	80,794,653	Bank of America NA	12/03/18	132,436
USD	613,892	CNY	4,214,249	BNP Paribas SA	12/13/18	11,011
USD	4,046,323	EUR	3,471,814	Citibank NA	12/13/18	99,630
USD	2,073,820	IDR	30,335,839,076	Citibank NA	12/14/18	93,860
USD	2,433,027	IDR	37,289,792,400	Barclays Bank plc	12/21/18	2,404

						8,144,812

USD	40,020	QAR	146,675	JP Morgan Chase Bank NA	11/01/18	(111)
USD	1,626,250	ARS	62,553,706	JP Morgan Chase Bank NA	11/02/18	(116,193)
USD	35,447	QAR	129,694	JP Morgan Chase Bank NA	11/05/18	(98)
USD	6,550,000	ZAR	102,436,105	Barclays Bank plc	11/13/18	(384,367)
EUR	550,000	USD	626,880	Bank of America NA	11/15/18	(3,288)
EUR	2,250,000	USD	2,551,764	Societe Generale SA	11/15/18	(708)
GBP	600,000	USD	790,805	JP Morgan Chase Bank NA	11/15/18	(23,456)
USD	1,626,250	ARS	62,122,750	Citibank NA	12/03/18	(37,203)
ZAR	78,054,729	USD	5,302,818	Bank of America NA	12/03/18	(32,504)
USD	3,418,613	EUR	3,013,000	JP Morgan Chase Bank NA	12/05/18	(3,383)
USD	2,252,348	RUB	150,146,000	Bank of America NA	12/19/18	(13,155)

						(614,466)

Net Unrealized Appreciation						$7,530,346

58

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EURO STOXX Bank Index	256	11/16/18	EUR	112.50	EUR	4,353	$1,450

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.60%	Annual	1 day Fed Funds	Annual	01/04/19	(a)	09/30/20	USD	17,820	$52,637	$—	$52,637

(a)	Forward Swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	Barclays Bank plc	12/20/20	USD	10,000	$(168,777)	$(11,180)	$(157,597)
Standard Chartered Bank	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/20	EUR	840	(17,160)	9,261	(26,421)
Kingdom of Bahrain	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	USD	325	27,210	37,249	(10,039)

							$(158,727)	$35,330	$(194,057)

59

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	BB	EUR	300	$(45,836)	$(10,919)	$(34,917)
Fiat Chrysler Automobiles NV	5.00%	Quarterly	Citibank NA	12/20/22	BB+	EUR	200	33,294	36,154	(2,860)
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	12/20/22	BB+	EUR	330	(17,984)	(5,728)	(12,256)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Bank of America NA	06/20/23	BB	EUR	117	(20,288)	(16,990)	(3,298)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	455	(78,783)	(54,200)	(24,583)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	100	(17,316)	(12,141)	(5,175)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	215	(37,236)	(26,394)	(10,842)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	91	(15,692)	(11,961)	(3,731)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	263	(45,514)	(35,942)	(9,572)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	BB	EUR	160	(27,706)	(15,272)	(12,434)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	170	(29,437)	(15,914)	(13,523)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	91	(15,708)	(11,973)	(3,735)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	36	(6,283)	(4,483)	(1,800)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	54	(9,425)	(6,724)	(2,701)
Fiat Chrysler Automobiles NV	5.00%	Quarterly	Barclays Bank plc	06/20/23	BB+	EUR	400	68,793	64,914	3,879
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/23	B-	EUR	400	1,532	5,104	(3,572)
Intesa Sanpaolo SpA	1.00%	Quarterly	Citibank NA	06/20/23	NR	EUR	730	(34,252)	(32,851)	(1,401)
Intrum AB	5.00%	Quarterly	Citibank NA	06/20/23	BB+	EUR	241	12,024	11,327	697
Intrum AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	75	3,760	8,378	(4,618)
Intrum AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	350	17,449	34,774	(17,325)
Intrum AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	200	9,970	18,742	(8,772)
Intrum AB	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB+	EUR	420	20,938	19,722	1,216
Intrum Justitia AB	5.00%	Quarterly	Citibank NA	06/20/23	BB+	EUR	109	5,424	5,083	341
Thomas Cook Group plc	5.00%	Quarterly	Citibank NA	06/20/23	B+	EUR	123	8,212	15,529	(7,317)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	680	45,502	83,443	(37,941)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	227	15,208	28,076	(12,868)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Goldman Sachs International	12/20/23	BB	EUR	850	(164,691)	(137,893)	(26,798)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/23	B-	EUR	285	(4,962)	5,598	(10,560)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/23	B-	EUR	65	(1,138)	1,284	(2,422)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	B-	EUR	150	(2,613)	(1,081)	(1,532)
Tesco plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/23	BB+	EUR	300	(228)	1,205	(1,433)
Vue International Bidco plc	5.00%	Quarterly	Citibank NA	12/20/23	B	EUR	216	22,462	21,857	605
Vue International Bidco plc	5.00%	Quarterly	Citibank NA	12/20/23	B	EUR	93	9,626	9,471	155
Tesco plc	1.00%	Quarterly	Barclays Bank plc	12/20/25	BB+	EUR	300	(10,541)	(9,085)	(1,456)
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	NR	USD	3,750	(41,186)	(114,118)	72,932
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	3,750	(288,135)	(381,611)	93,476

								$(640,760)	$(534,619)	$(106,141)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

60

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day Fed Funds	1 day Fed Funds	2.20%

Currency

ARS	Argentine Peso
CNY	Chinese Yuan
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
QAR	Qatari Riyal
RUB	New Russian Ruble
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CSMC	Credit Suisse Mortgage Capital
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipts
LIBID	London Interbank Bid Rate
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depository Receipts
OTC	Over-the-counter
PIK	Pay-In-Kind
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

61

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,595,625,506	$52,731,599	$1,648,357,105
Common Stocks:
Aerospace & Defense	11,809,699	11,822,930	—	23,632,629
Air Freight & Logistics	4,999,603	25,625,975	—	30,625,578
Airlines	4,595,828	72,324	—	4,668,152
Auto Components	1,485,928	4,489,360	—	5,975,288
Automobiles	—	28,814,964	—	28,814,964
Banks	61,576,967	110,130,452	—	171,707,419
Beverages	36,549,572	28,596,901	—	65,146,473
Biotechnology	17,099,432	—	—	17,099,432
Building Products	1,057,611	—	—	1,057,611
Capital Markets	3,590,297	8,369,190	—	11,959,487
Chemicals	1,195,172	2,644,918	—	3,840,090
Commercial Services & Supplies	8,181,137	12,263,149	—	20,444,286
Communications Equipment	16,090,517	—	—	16,090,517
Construction & Engineering	—	47,353,508	—	47,353,508
Containers & Packaging	10,508,596	14,540,714	—	25,049,310
Distributors	14,613,385	—	—	14,613,385
Diversified Financial Services	—	1,051,166	—	1,051,166
Diversified Telecommunication Services	33,049,302	38,508,070	—	71,557,372

62

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio

	Level 1	Level 2	Level 3	Total
Electric Utilities	$22,026,276	$55,585,213	$—	$77,611,489
Electrical Equipment	5,054,784	5,969,932	—	11,024,716
Electronic Equipment, Instruments & Components	11,868,473	6,463,439	—	18,331,912
Entertainment	8,167,050	49,595	—	8,216,645
Equity Real Estate Investment Trusts (REITs)	186,046,385	119,850,845	5,675,782	311,573,012
Food & Staples Retailing	13,787,236	12,262,693	—	26,049,929
Food Products	3,108,843	34,242,993	—	37,351,836
Gas Utilities	2,405,104	6,388,639	—	8,793,743
Health Care Equipment & Supplies	7,980,417	11,810,467	—	19,790,884
Health Care Providers & Services	17,112,123	13,437,038	—	30,549,161
Hotels, Restaurants & Leisure	13,332,153	3,755,742	—	17,087,895
Household Durables	11,320,764	8,438,633	—	19,759,397
Household Products	11,664,169	—	—	11,664,169
Independent Power and Renewable Electricity Producers	36,361	5,745,893	—	5,782,254
Industrial Conglomerates	9,035,257	9,049,987	—	18,085,244
Insurance	17,309,635	197,990,406	—	215,300,041
Interactive Media & Services	1,375,673	—	—	1,375,673
Internet & Direct Marketing Retail	7,729,624	—	—	7,729,624
IT Services	13,953,515	3,679,038	—	17,632,553
Life Sciences Tools & Services	4,092,784	9,970,246	—	14,063,030
Machinery	3,237,762	30,186,457	—	33,424,219
Media	3,284,318	12,187,027	—	15,471,345
Metals & Mining	—	11,544,270	—	11,544,270
Multiline Retail	19,155,459	—	—	19,155,459
Multi-Utilities	7,526,429	14,128,547	—	21,654,976
Oil, Gas & Consumable Fuels	602,980,818	103,558,909	—	706,539,727
Paper & Forest Products	—	12,527,854	—	12,527,854
Personal Products	—	21,041,714	—	21,041,714
Pharmaceuticals	68,633,580	149,830,041	—	218,463,621
Professional Services	198,278	21,237,108	—	21,435,386
Real Estate Management & Development	—	32,681,696	—	32,681,696
Road & Rail	1,269,634	—	—	1,269,634
Semiconductors & Semiconductor Equipment	21,029,554	41,081,453	—	62,111,007
Software	15,471,367	6,482,868	—	21,954,235
Specialty Retail	5,177,575	4,249,424	—	9,426,999
Technology Hardware, Storage & Peripherals	3,917,375	7,924,600	—	11,841,975
Textiles, Apparel & Luxury Goods	2,932,958	13,637,617	—	16,570,575
Tobacco	41,136,859	52,857,881	—	93,994,740
Trading Companies & Distributors	—	1,051,812	—	1,051,812
Transportation Infrastructure	5,565,776	14,941,715	—	20,507,491
Water Utilities	—	303,946	—	303,946
Wireless Telecommunication Services	26,903,567	15,044,697	—	41,948,264
Corporate Bonds(a)	—	4,508,978,235	—	4,508,978,235
Equity-Linked Notes(a)	—	1,896,075,341	—	1,896,075,341
Floating Rate Loan Interests:
Aerospace & Defense	—	5,888,762	—	5,888,762
Air Freight & Logistics	—	792,156	—	792,156
Auto Components	—	308,198	—	308,198
Automobiles	—	1,512,244	—	1,512,244
Beverages	—	952,969	—	952,969
Building Products	—	4,120,835	1,802,738	5,923,573
Capital Markets	—	4,966,888	—	4,966,888
Chemicals	—	25,647,277	4,260,104	29,907,381
Commercial Services & Supplies	—	40,525,818	—	40,525,818
Communications Equipment	—	3,991,355	—	3,991,355
Construction & Engineering	—	4,035,420	—	4,035,420
Construction Materials	—	5,074,723	22,340,999	27,415,722
Containers & Packaging	—	19,628,617	—	19,628,617
Distributors	—	4,581,954	—	4,581,954
Diversified Consumer Services	—	22,973,627	—	22,973,627
Diversified Financial Services	—	18,835,583	24,006,710	42,842,293
Diversified Telecommunication Services	—	32,349,910	—	32,349,910
Electric Utilities	—	7,041,210	856,000	7,897,210
Electrical Equipment	—	4,549,384	3,369,064	7,918,448

63

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio

	Level 1	Level 2	Level 3	Total
Energy Equipment & Services	$—	$4,440,958	$967,361	$5,408,319
Entertainment	—	5,858,561	—	5,858,561
Equity Real Estate Investment Trusts (REITs)	—	7,019,695	—	7,019,695
Food & Staples Retailing	—	5,274,830	—	5,274,830
Food Products	—	20,585,731	844,695	21,430,426
Gas Utilities	—	1,984,464	—	1,984,464
Health Care Equipment & Supplies	—	11,219,324	915,555	12,134,879
Health Care Providers & Services	—	44,846,991	3,072,492	47,919,483
Health Care Technology	—	8,657,451	—	8,657,451
Hotels, Restaurants & Leisure	—	57,976,866	18,000,000	75,976,866
Household Durables	—	4,900,138	—	4,900,138
Household Products	—	7,799,681	—	7,799,681
Industrial Conglomerates	—	19,808,135	—	19,808,135
Insurance	—	31,433,022	1,035,150	32,468,172
IT Services	—	97,924,879	—	97,924,879
Life Sciences Tools & Services	—	952,828	—	952,828
Machinery	—	10,967,338	1,123,185	12,090,523
Media	—	65,221,808	2,070,820	67,292,628
Metals & Mining	—	1,077,674	528,462	1,606,136
Mortgage Real Estate Investment Trusts (REITs)	—	—	18,762,279	18,762,279
Multiline Retail	—	10,438,579	—	10,438,579
Multi-Utilities	—	1,338,763	909,010	2,247,773
Oil, Gas & Consumable Fuels	—	19,254,957	1,429,200	20,684,157
Pharmaceuticals	—	40,492,115	702,550	41,194,665
Professional Services	—	1,040,788	—	1,040,788
Real Estate Management & Development	—	7,639,780	89,317,770	96,957,550
Road & Rail	—	1,045,385	—	1,045,385
Semiconductors & Semiconductor Equipment	—	6,824,847	—	6,824,847
Software	—	40,730,160	—	40,730,160
Specialty Retail	—	5,329,242	—	5,329,242
Technology Hardware, Storage & Peripherals	—	3,702,439	—	3,702,439
Trading Companies & Distributors	—	11,164,452	—	11,164,452
Water Utilities	—	1,584,064	—	1,584,064
Wireless Telecommunication Services	—	4,733,240	—	4,733,240
Foreign Agency Obligations(a)	—	90,161,376	—	90,161,376
Foreign Government Obligations(a)	—	392,133,024	—	392,133,024
Investment Companies	842,297,452	—	—	842,297,452
Non-Agency Mortgage-Backed Securities	—	1,262,193,273	47,521,637	1,309,714,910
Participation Notes	—	16,505,699	—	16,505,699
Preferred Securities:
Auto Components	—	1,278,101	—	1,278,101
Automobiles	—	1,768,809	—	1,768,809
Banks	14,660,832	161,082,502	—	175,743,334
Capital Markets	50,274,000	69,854,794	—	120,128,794
Commercial Services & Supplies	—	22,454,220	—	22,454,220
Consumer Finance	8,283,800	57,483,129	—	65,766,929
Diversified Financial Services	—	8,446,875	—	8,446,875
Electric Utilities	7,133,967	3,697,823	—	10,831,790
Entertainment	—	147,825	—	147,825
Equity Real Estate Investment Trusts (REITs)	—	5,800,000	1,637,441	7,437,441
Insurance	—	26,749,554	—	26,749,554
Oil, Gas & Consumable Fuels	—	88,260,945	—	88,260,945
Technology Hardware, Storage & Peripherals	—	27,284,678	—	27,284,678
U.S. Government Sponsored Agency Securities	—	225,714,953	—	225,714,953
U.S. Treasury Obligations	—	3,185,391	—	3,185,391
Short-Term Securities:
Foreign Government Obligations	—	1,652,196	—	1,652,196
Money Market Funds	1,121,382,095	—	—	1,121,382,095
Unfunded Floating Rate Loan Interests(b)	—	439	41,559	41,998
Options Purchased:
Equity contracts	1,450	—	—	1,450
Liabilities:
Unfunded Floating Rate Loan Interests(b)	—	—	(776)	(776)

Subtotal	$3,466,264,577	$12,643,054,859	$303,921,386	$16,413,240,822

Investments valued at NAV(c)				$823,763,670

64

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Multi-Asset Income Portfolio

	Level 1	Level 2	Level 3	Total
Total Investments				$17,237,004,492

Derivative Financial Instruments(d)
Assets:
Credit contracts	$—	$173,301	$—	$173,301
Equity contracts	1,312,466	—	—	1,312,466
Foreign currency exchange contracts	25,779,436	8,144,812	—	33,924,248
Interest rate contracts	7,036,829	52,637	—	7,089,466
Liabilities:
Credit contracts	—	(473,499)	—	(473,499)
Equity contracts	(496,401)	—	—	(496,401)
Foreign currency exchange contracts	—	(614,466)	—	(614,466)
Interest rate contracts	(14,202,411)	—	—	(14,202,411)

	$19,429,919	$7,282,785	$—	$26,712,704

(a)	See above Schedule of Investments for values in each industry or country.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	As of October 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended October 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Floating Rate Loan Interest	Non-Agency Mortgage- Backed Securities	Preferred Stocks	Unfunded Floating Rate Loan Interests	Total
Investments:
Assets:
Opening balance, as of July 31, 2018	$122,674,120	$6,619,407	$130,108,267	$81,626,451	$1,734,777	$—	$342,763,022
Transfers into Level 3	—	—	63,867,587	16,236,906	—	—	80,104,493
Transfers out of Level 3	(100,828,915)	—	(17,993,280)	(37,154,212)	—	—	(155,976,407)
Accrued discounts/premiums	19,835	—	10,490	30,323	—	—	60,648
Net realized gain (loss)	84,480	—	(4,975,007)	230,764	—	—	(4,659,763)
Net change in unrealized appreciation (depreciation)(a)	(82,998)	(1,267,162)	(113,630)	(305,802)	(97,336)	40,783	(1,826,145)
Purchases	31,490,000	323,537	35,437,670	—	—	—	67,251,207
Sales	(624,923)	—	(10,027,953)	(13,142,793)	—	—	(23,795,669)

Closing balance, as of October 31, 2018	$52,731,599	$5,675,782	$196,314,144	$47,521,637	$1,637,441	$40,783	$303,921,386

Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2018(a)	$(82,998)	$(1,267,162)	$(62,123)	$252,706	$(97,336)	$40,783	$(1,216,130)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

65

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: December 19, 2018